UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-10339

Name of Fund:	BlackRock Income Trust, Inc. (BKT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800)
882-0052,
Option 4
Date of fiscal year end: 12/31/2024
Date of reporting period: 12/31/2024

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

December 31, 2024

2024 Annual Report

BlackRock Debt Strategies Fund, Inc. (DSU)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
BlackRock Income Trust, Inc. (BKT)
BlackRock Limited Duration Income Trust (BLW)
BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information
(unaudited)

Section 19(a) Notices
BlackRock Debt Strategies Fund, Inc.
’
s (DSU), BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA), BlackRock Income Trust, Inc.
’
s (BKT), BlackRock Limited
Duration Income Trust’s (BLW) and BlackRock Multi-Sector Income Trust
’
s (BIT) (collectively, the “Funds" or individually, a “Fund”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
December 31, 2024

	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Fund Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
DSU	$ 0.868317	$ —	$ —	$ 0.316443	$ 1.184760	73%	— %	— %	27%	100%
FRA	1.167738	—	—	0.318342	1.486080	79	—	—	21	100
BKT	0.407235	—	—	0.651165	1.058400	38	—	—	62	100
BLW	1.109627	—	—	0.216973	1.326600	84	—	—	16	100
BIT	0.919736	—	—	0.564664	1.484400	62	—	—	38	100

(a)
Each Fund estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Fund’s net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website at
blackrock.com
.
Managed Distribution Plan
The Funds, each with the approval of its Board of Directors (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Funds currently distribute the following fixed amounts per share on a monthly basis.

Fund Name	Amount Per Common Share
DSU	$ 0.098730
FRA	0.123840
BKT	0.088200
BLW	0.113200
BIT	0.123700
The fixed amounts distributed per share are subject to change at the discretion of each Fund
’
s Board. Each Fund is currently not relying on any exemptive relief from
Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, a Fund will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, a Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, a Fund may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about a Fund
’
s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund
’
s total
return performance is presented in its financial highlights table.
Each Fund
’
s Board may amend, suspend or terminate a Fund
’
s Plan at any time without prior notice to the Fund
’
s shareholders if it deems such actions to be in the best
interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund
’
s stock is trading at or above
net asset value) or widening an existing trading discount. Each Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.  Please refer to DSU
’
s, BKT
’
s, BLW
’
s and BIT
’
s prospectus for a more complete description of a Fund
’
s
risks.

2024
BlackRock Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund
’
s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings
(less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares
(“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund
’
s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage.
Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund
’
s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates.
As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund
’
s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund
’
s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Fund
’
s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds
’
successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2024

BlackRock Debt Strategies Fund, Inc. (DSU)
Investment Objective
BlackRock Debt Strategies Fund, Inc.
’
s
(
DSU
) (the “
Fund
”)
primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including senior and subordinated corporate loans, both secured and unsecured, which are rated in the lower rating categories of the established rating services (BBB or lower by S&P Global Ratings ("S&P") or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated debt instruments, which are in the judgment of the investment adviser of equivalent quality. The Fund may invest directly in debt instruments or synthetically through the use of derivatives. The Fund’s secondary investment objective is to seek to provide capital appreciation.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	DSU
Initial Offering Date	March 27, 1998
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($10.76) (a)	11.01%
Current Monthly Distribution per Common Share (b)	$0.098730
Current Annualized Distribution per Common Share (b)	$1.184760
Leverage as of December 31, 2024 (c)	16%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 10.76	$ 10.79	(0.28) %	$ 11.36	$ 10.26
Net Asset Value	10.63	10.89	(2.39)	10.91	10.60
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund
’
s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.
Fund Summary

Fund Summary
as of December 31, 2024
(continued)

BlackRock Debt Strategies Fund, Inc. (DSU)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	8.93%	6.01%	6.51%
Fund at Market Price (a)(b)	11.28	8.19	7.92
Reference Benchmark (c)	8.59	5.06	5.18
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (d)	8.19	4.20	5.16
Morningstar LSTA Leveraged Loan Index	8.95	5.86	5.15

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (50%) and the Morningstar LSTA Leveraged Loan Index (50%). The
Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contributions to absolute performance, followed by high yield bonds. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB. At the sector level, the largest contributions came from information technology and healthcare.
At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, allocations to CC rated bonds and the restaurants sector were minor detractors.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The investment adviser moved the Fund’s position in B1 rated bonds from an overweight to an underweight. It slightly increased the allocations to BBBs and B2s, while trimming CCCs, BBs, and B3s.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Fund was overweight in BBBs and B2s, and it was underweight in BBs, B1s, and CCCs. The top sector overweights included technology, property and casualty, and brokerage/asset managers/exchanges. Retailers, healthcare, and cable and satellite were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2024
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2024
(continued)

BlackRock Debt Strategies Fund, Inc. (DSU)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	78.6%
Corporate Bonds	13.8
Investment Companies	3.8
Asset-Backed Securities	2.3
Other*	1.5

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments
A	0.1%
BBB/Baa	7.4
BB/Ba	30.3
B	51.1
CCC/Caa	5.3
D	— (b)
N/R (c)	5.8

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Rounds to less than 0.1%.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Fund Summary
as of December 31, 2024

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Investment Objective
BlackRock Floating Rate Income Strategies Fund, Inc.
’
s
(
FRA
) (the “
Fund
”)
investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its managed assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by the investment adviser to be of comparable quality. The Fund may invest directly in floating rate debt securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($13.75) (a)	10.81%
Current Monthly Distribution per Common Share (b)	$0.123840
Current Annualized Distribution per Common Share (b)	$1.486080
Leverage as of December 31, 2024 (c)	24%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 13.75	$ 12.66	8.61%	$ 14.35	$ 12.22
Net Asset Value	12.89	13.26	(2.79)	13.30	12.86
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund
’
s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

2024
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2024
(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	8.88%	6.28%	5.99%
Fund at Market Price (a)(b)	21.65	9.38	7.79
Morningstar LSTA Leveraged Loan Index	8.95	5.86	5.15

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contributions to absolute performance. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology and healthcare.
At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, allocations to CC and
D rated bonds were very minor detractors.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The investment adviser increased the extent of the Fund’s overweights in BB and BBB rated issues, and it added to the position in collateralized loan obligations. It trimmed the Fund’s positions in B1s and B3s.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Fund was overweight in BBBs and BBs. It maintained a small underweight in CCCs, where it was selective in identifying idiosyncratic opportunities. The Fund was underweight in B1s, B2s, and B3s. The top sector overweights included property and casualty, diversified manufacturing, and building materials. Healthcare, financial other, and retailers were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund Summary

Fund Summary
as of December 31, 2024
(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	92.4%
Investment Companies	3.1
Asset-Backed Securities	2.0
Corporate Bonds	1.6
Other*	0.9

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments
A	0.1%
BBB/Baa	8.3
BB/Ba	29.4
B	52.9
CCC/Caa	4.5
D	— (b)
N/R (c)	4.8

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Rounds to less than 0.1%.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.

2024
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2024

BlackRock Income Trust, Inc. (BKT)
Investment Objective
BlackRock Income Trust, Inc.
’
s
(
BKT
) (the “
Fund
”)
investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Fund invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P
Global Ratings ("S&P") or Aaa by Moody’s Investors Service, Inc ("Moody
’
s"). The Fund may invest directly in such securities or synthetically through the use of derivatives.
On November 21, 2024, the Fund
’
s Board of Directors and the Board of Directors of BlackRock Enhanced Government Fund, Inc. ("EGF") approved the reorganization of EGF into the Fund, with BKT continuing as the surviving fund. Subject to the requisite approvals by EGF
’
s shareholders, the reorganization is expected to be completed in the first half of 2025.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($11.52) (a)	9.19%
Current Monthly Distribution per Common Share (b)	$0.088200
Current Annualized Distribution per Common Share (b)	$1.058400
Leverage as of December 31, 2024 (c)	23%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 11.52	$ 12.18	(5.42) %	$ 12.61	$ 11.12
Net Asset Value	11.81	12.73	(7.23)	12.82	11.75
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An unmanaged index that includes all outstanding government sponsored fixed rate mortgage-backed securities, weighted in proportion to their current market capitalization.
Fund Summary

Fund Summary
as of December 31, 2024
(continued)

BlackRock Income Trust, Inc. (BKT)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	1.32%	(1.65) %	0.83%
Fund at Market Price (a)(b)	3.29	(1.34)	1.68
FTSE Mortgage Index	1.16	(0.85)	0.88

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Performance of the Fund benefited over the period from an allocation to last cash flow structures within agency collateralized mortgage obligations (“CMOs”) as spreads tightened over the period. Allocations across agency commercial mortgage-backed securities (“CMBS”) including single-asset/single-borrower and interest-only securities also proved additive.
Tactical positioning with respect to portfolio duration and corresponding interest rate sensitivity detracted over the period, specifically positioning designed to benefit from any steepening in the U.S. Treasury yield curve between two and 10 years.
The Fund held derivatives during the period as a part of its investment strategy and can sometimes have notional derivative exposure greater than 20%. Derivatives are used by the investment adviser as a means to hedge and/or take outright views on interest rates and/or credit risk positions in the portfolio. Specifically, the portfolio used Treasury futures to express duration bias and curve bias. The Fund also tactically allocates to mortgage derivatives to gain market exposure to specific collateral stories when relative value opportunities present themselves. The Fund
’
s use of derivatives contributed to performance.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The Fund held a substantial allocation to well-structured agency CMOs as well as agency mortgage-backed security (“MBS”) interest-only derivatives. Security selection within agency CMOs and MBS derivatives has been focused on seasoned collateral which should demonstrate more favorable prepayment performance across both higher and lower mortgage rate regimes relative to generic collateral.
Describe portfolio positioning at period end.
At the end of the period, the Fund held a substantial allocation to well-structured agency CMOs as well as agency MBS interest-only derivatives. The Fund held only marginal positions in other securitized assets such as non-agency residential MBS and CMBS, preferring to focus on prepayment and structural opportunities in higher quality agency-backed assets rather than seek credit exposure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2024
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2024
(continued)

BlackRock Income Trust, Inc. (BKT)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
U.S. Government Sponsored Agency Securities	99.0%
Non-Agency Mortgage-Backed Securities	1.0
Asset-Backed Securities	— (b)

CREDIT QUALITY ALLOCATION
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	99.7%
AA/Aa	— (b)
CCC/Caa	— (b)
N/R	0.3

(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
Fund Summary

Fund Summary
as of December 31, 2024

BlackRock Limited Duration Income Trust (BLW)
Investment Objective
BlackRock Limited Duration Income Trust
’
s
(
BLW
) (the “
Fund
”)
investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:
•

intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;
•

senior, secured floating rate loans made to corporate and other business entities; and
•

U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade at the time of investment or unrated and deemed by the investment adviser to be of comparable quality and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade or unrated and deemed by the investment adviser to be of comparable quality.
The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($14.13) (a)	9.61%
Current Monthly Distribution per Common Share (b)	$0.113200
Current Annualized Distribution per Common Share (b)	$1.358400
Leverage as of December 31, 2024 (c)	40%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 14.13	$ 13.98	1.07%	$ 14.61	$ 13.30
Net Asset Value	14.04	14.11	(0.50)	14.33	13.77
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

2024
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2024
(continued)

BlackRock Limited Duration Income Trust (BLW)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	9.34%	4.54%	5.98%
Fund at Market Price (a)(b)	11.06	5.50	7.02
Reference Benchmark (c)	7.44	4.04	4.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19	4.20	5.16
Morningstar LSTA Leveraged Loan Index (d)	8.95	5.86	5.15
BATS S Benchmark (e)	5.17	1.87	2.07

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (33.33%), the Morningstar LSTA Leveraged Loan Index (33.33%), and the
BATS S Benchmark (33.34%). The Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

(e)
A composite index comprised of Bloomberg ABS 1-3 Year AAA Rated ex Home Equity Index, Bloomberg Corporate 1-5 year Index, Bloomberg CMBS Investment Grade 1-3.5 Yr. Index,
Bloomberg MBS 15 Yr Index and Bloomberg Credit Ex-Corporate 1-5 Yr Index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
The largest contributors to the Fund
’
s absolute performance during the reporting period included exposure to a range of credit-oriented sectors including high yield corporate bonds and bank loans. Holdings of capital securities and collateralized loan obligations (“CLOs”) also added to return.
The largest detractor from the Fund
’
s absolute performance was its use of derivatives. In addition, exposure to U.S. Treasuries and agency mortgage-backed securities
(“MBS”) also detracted.
The Fund utilized derivatives during the period including Treasury futures, currency forwards, currency options, interest rate swaps and credit default swaps. Derivative securities were employed primarily to adjust duration (sensitivity to interest rate changes) and yield curve exposure, as well as to hedge credit and currency risk. Currency forwards were used to provide the portfolio with active currency exposure. The Fund
’
s use of derivatives detracted from performance during the period.
The Fund
’
s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund
’
s investment strategy. The distribution
policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The Fund traded high yield corporate bonds tactically over the period, materially increasing exposure in the third quarter as spreads widened amid softer economic data, and subsequently trimming this exposure as spreads compressed. The Fund also reduced its allocation to investment grade corporate bonds on strong performance. The allocation to CLOs was increased over the fourth quarter as the pivot by the Federal Reserve (“Fed”) to more hawkish messaging made floating rate assets more attractive.
Finally, the allocation to MBS was trimmed on strength in the fourth quarter.
Describe portfolio positioning at period end.
At period end, the Fund maintained diversified exposure to non-government spread sectors including high yield and investment grade corporate bonds, CLOs, bank loans and capital securities. The Fund was positioned with a somewhat reduced overweight to duration and corresponding interest rate sensitivity relative to the beginning of the period given the Fed’s signaling that rates could stay higher for longer.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund Summary

Fund Summary
as of December 31, 2024
(continued)

BlackRock Limited Duration Income Trust (BLW)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	44.1%
Floating Rate Loan Interests	36.2
Asset-Backed Securities	5.8
Preferred Securities	4.2
U.S. Treasury Obligations	3.4
Non-Agency Mortgage-Backed Securities	3.0
U.S. Government Sponsored Agency Securities	2.4
Other*	0.9

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments (b)
AAA/Aaa (c)	8.5%
AA/Aa	0.9
A	1.6
BBB/Baa	9.1
BB/Ba	31.0
B	38.5
CCC/Caa	5.6
CC	— (d)
C	0.3
D	— (d)
N/R (e)	4.5

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

(d)	Rounds to less than 0.1%.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.

2024
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2024

BlackRock Multi-Sector Income Trust (BIT)
Investment Objective
BlackRock Multi-Sector Income Trust
’
s (
BIT
) (the “
Fund
”)
primary investment objective is to seek high current income, with a secondary objective of capital appreciation.
The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Fund may invest directly in such securities or synthetically through the use of derivatives. Additionally, as part of the
Fund’s investments in loans, the Fund may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($14.60) (a)	10.17%
Current Monthly Distribution per Common Share (b)	$0.123700
Current Annualized Distribution per Common Share (b)	$1.484400
Leverage as of December 31, 2024 (c)	38%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 14.60	$ 15.00	(2.67) %	$ 15.88	$ 14.25
Net Asset Value	14.50	14.76	(1.76)	14.92	14.26
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Fund Summary

Fund Summary
as of December 31, 2024
(continued)

BlackRock Multi-Sector Income Trust (BIT)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	8.66%	6.08%	6.64%
Fund at Market Price (a)(b)	7.66	7.67	8.20
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s premium to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positive contributions to the Fund
’
s performance during the reporting period were highlighted by exposure to U.S. high yield corporate bonds. In addition, exposure to non-agency residential mortgage-backed securities (“MBS”), capital securities, and agency MBS proved additive.
The principal detractor from the Fund
’
s performance was the use of derivatives. In particular, the use of swaps and swaptions to manage duration and Treasury yield curve exposures detracted from performance.
The Fund
’
s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund
’
s investment strategy. The distribution
policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The Fund modestly reduced exposure to high yield corporate bonds early in the period, capitalizing on strength as spreads compressed within the sector. As the period progressed and widening spreads offered attractive entry points high yield exposure was increased. In addition, the Fund reduced exposure to investment grade corporate bonds on strength over the period. Allocations to securitized assets such as asset-backed securities and collateralized loan obligations (“CLOs”) were increased given their attractive risk-adjusted return profiles. Finally, the allocation to agency MBS was wound down entering the fourth quarter after a period of strong performance supported by decreased rate volatility.
Describe portfolio positioning at period end.
At period end, the Fund maintained a diversified exposure within non-governmental spread sectors, including high yield corporate bonds, agency and non-agency MBS, CLOs and investment grade corporate bonds. The Fund ended the period with a reduced overweight to duration compared to the beginning of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2024
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2024
(continued)

BlackRock Multi-Sector Income Trust (BIT)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	53.8%
Non-Agency Mortgage-Backed Securities	12.8
U.S. Government Sponsored Agency Securities	11.1
Asset-Backed Securities	11.0
Preferred Securities	4.4
Floating Rate Loan Interests	4.4
Other*	2.5

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments (b)
AAA/Aaa (c)	18.3%
AA/Aa	1.4
A	2.3
BBB/Baa	9.0
BB/Ba	23.6
B	26.3
CCC/Caa	6.1
CC	0.3
C	3.7
D	— (d)
N/R	9.0

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities, short investments and options, if any.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Schedule of Investments
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Ballyrock CLO Ltd., Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 9.33%, 01/25/36 (a)(b)	USD	1,000	$ 1,005,901
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.37%, 05/15/37 (a)(b)		1,000	1,023,429
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.35%), 8.01%, 07/15/37 (a)(b)		2,000	2,031,301
Golub Capital Partners CLO Ltd. (a)(b)
Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.13%, 04/25/36		1,000	1,025,162
Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 8.51%, 07/25/37		1,500	1,525,969
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 8.68%, 07/25/37 (a)(b)		1,090	1,108,383
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 8.07%, 04/20/37 (a)(b)		1,500	1,530,074
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.07%, 04/20/36 (a)(b)		1,000	1,025,321
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.87%, 04/20/37 (a)(b)		1,590	1,623,057
Symphony CLO Ltd. (a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 9.83%, 04/24/36		1,000	1,025,469
Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 7.07%, 01/05/38		1,000	1,000,000
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.77%, 04/20/36 (a)(b)		1,000	1,025,291
Total Asset-Backed Securities — 2.7% (Cost: $14,680,000)			14,949,357

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd. (c)	141,483	16,986
Electrical Equipment — 0.0%
SunPower Corp. (c)(d)	1,707	—
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $73,447) (c)(d)(e)	5,846	432,604
Financial Services — 0.0%
NMG Parent LLC (c)(d)	1,477	—
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc. (c)	1,661	4,152
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $875,815) (c)(e)	28,198	314,887
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc. (c)(d)	1,664	—
IT Services — 0.1%
Travelport Finance Luxembourg SARL (c)(d)	230	770,457
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd. (c)	2	$ 15
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (c)(d)	24,798	223,180
Total Common Stocks — 0.3% (Cost: $3,458,096)		1,762,281

		Par (000)
Corporate Bonds
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc. (b)
5.13%, 08/15/27	USD	113	108,770
7.75%, 04/15/28		168	151,588
9.00%, 09/15/28		203	212,587
7.50%, 06/01/29		120	104,994
7.88%, 04/01/30		216	222,306
CMG Media Corp., 8.88%, 06/18/29 (b)		47	35,261
Lamar Media Corp., 4.00%, 02/15/30		15	13,656
Neptune Bidco U.S., Inc., 9.29%, 04/15/29 (b)		186	173,003
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
4.25%, 01/15/29		65	60,442
4.63%, 03/15/30		22	20,329
7.38%, 02/15/31		43	44,945
Stagwell Global LLC, 5.63%, 08/15/29 (b)		32	30,467
			1,178,348
Aerospace & Defense (b) — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29		71	72,002
Bombardier, Inc.
6.00%, 02/15/28		105	104,575
7.50%, 02/01/29		4	4,162
8.75%, 11/15/30		118	126,842
7.25%, 07/01/31		91	93,846
7.00%, 06/01/32		62	63,070
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		200	200,037
Goat Holdco LLC, 6.75%, 02/01/32		85	84,170
Spirit AeroSystems, Inc.
9.38%, 11/30/29		111	118,825
9.75%, 11/15/30		128	141,646
TransDigm, Inc.
6.75%, 08/15/28		143	144,247
6.38%, 03/01/29		309	309,686
7.13%, 12/01/31		191	195,577
6.63%, 03/01/32		560	565,054
6.00%, 01/15/33		264	258,735
Triumph Group, Inc., 9.00%, 03/15/28		191	198,875
			2,681,349
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30 (b)		44	44,241
Automobile Components — 0.2%
Clarios Global LP/Clarios U.S. Finance Co. (b)
8.50%, 05/15/27		624	624,949
6.75%, 05/15/28		85	86,555
Forvia SE, 3.75%, 06/15/28 (f)	EUR	100	100,639
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)	USD	29	29,421

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	26	$ 23,875
5.63%, 04/30/33		30	26,343
Mahle GmbH, 6.50%, 05/02/31 (f)	EUR	100	101,656
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	114	106,249
ZF Finance GmbH, 5.75%, 08/03/26 (f)	EUR	100	105,398
			1,205,085
Automobiles — 0.2%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	39	37,381
5.00%, 02/15/32 (b)		25	22,805
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29 (f)	GBP	100	123,062
Carvana Co. (b)(g)
(13.00% PIK), 13.00%, 06/01/30	USD	181	197,817
(14.00% PIK), 14.00%, 06/01/31		268	321,478
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		50	51,882
Group 1 Automotive, Inc., 6.38%, 01/15/30 (b)		34	34,068
Ken Garff Automotive LLC, 4.88%, 09/15/28 (b)		25	24,007
LCM Investments Holdings II LLC (b)
4.88%, 05/01/29		103	96,177
8.25%, 08/01/31		79	81,952
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34 (a)(f)	EUR	100	105,906
Venture Holdings Trust, 0.00%, 06/01/09 (c)(d)(h)	USD	5,150	—
Wabash National Corp., 4.50%, 10/15/28 (b)		70	63,920
			1,160,455
Banks — 0.1%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36 (a)(f)	EUR	100	103,668
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(f)		100	107,936
Banco Espirito Santo SA (c)(h)
2.63%, 05/08/17 (f)		100	29,004
0.00%, 01/15/18		200	58,007
4.00%, 01/21/22		100	29,004
Barclays Bank PLC, 1.00%, 02/16/29 (i)	USD	93	93,283
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		26	28,754
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(f)	EUR	100	112,100
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(j)	USD	31	31,612
			593,368
Broadline Retail — 0.0%
Rakuten Group, Inc., 9.75%, 04/15/29 (b)		200	216,475
Building Materials — 0.4%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		51	50,334
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)		67	64,203
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b)
6.63%, 12/15/30		703	703,937
6.75%, 07/15/31		55	55,375
JELD-WEN, Inc., 7.00%, 09/01/32 (b)		112	103,945
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		26	25,117
9.75%, 07/15/28		59	60,336
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28		87	84,857
8.88%, 11/15/31		253	265,259
Standard Building Solutions, Inc., 6.50%, 08/15/32 (b)		154	154,246
Standard Industries, Inc.
2.25%, 11/21/26 (f)	EUR	100	101,213
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc. (continued)
4.38%, 07/15/30 (b)	USD	80	$ 73,297
3.38%, 01/15/31 (b)		34	29,152
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31 (b)		102	108,231
Wilsonart LLC, 11.00%, 08/15/32 (b)		74	72,533
			1,952,035
Building Products (b) — 0.1%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30		48	48,698
GYP Holdings III Corp., 4.63%, 05/01/29		74	69,794
White Cap Buyer LLC, 6.88%, 10/15/28		540	534,021
			652,513
Capital Markets — 0.3%
Apollo Debt Solutions BDC (b)
6.90%, 04/13/29		79	81,724
6.70%, 07/29/31		35	35,945
Ares Strategic Income Fund (b)
5.70%, 03/15/28		40	39,994
5.60%, 02/15/30		77	76,098
Blackstone Private Credit Fund
5.95%, 07/16/29		34	34,224
6.25%, 01/25/31		19	19,320
6.00%, 11/22/34 (b)		170	165,867
Blue Owl Capital Corp. II, 8.45%, 11/15/26		38	39,828
Blue Owl Credit Income Corp.
7.75%, 09/16/27		37	38,853
6.60%, 09/15/29 (b)		11	11,220
6.65%, 03/15/31		75	76,336
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (b)		26	26,159
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)		65	62,390
Focus Financial Partners LLC, 6.75%, 09/15/31 (b)		111	110,559
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34 (b)		60	58,430
HAT Holdings I LLC/HAT Holdings II LLC (b)
3.38%, 06/15/26		59	57,170
8.00%, 06/15/27		54	56,264
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)		50	51,345
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		183	173,260
9.75%, 01/15/29		64	64,165
4.38%, 02/01/29		40	33,411
10.00%, 11/15/29 (b)		86	86,203
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (i)		100	105,050
Oaktree Strategic Credit Fund
8.40%, 11/14/28		14	14,999
6.50%, 07/23/29		31	31,326
			1,550,140
Chemicals — 0.6%
Avient Corp., 6.25%, 11/01/31 (b)		37	36,496
Chemours Co.
5.38%, 05/15/27		60	57,751
5.75%, 11/15/28 (b)		101	93,822
4.63%, 11/15/29 (b)		25	21,721
8.00%, 01/15/33 (b)		74	72,302
Herens Holdco SARL, 4.75%, 05/15/28 (b)		200	184,540
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)		157	158,969
INEOS Quattro Finance 2 PLC (f)
8.50%, 03/15/29	EUR	100	110,836
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
INEOS Quattro Finance 2 PLC (f) (continued)
6.75%, 04/15/30	EUR	100	$ 107,400
Ingevity Corp., 3.88%, 11/01/28 (b)	USD	23	21,028
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(g)		95	80,449
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)		42	43,201
Mativ Holdings, Inc., 8.00%, 10/01/29 (b)		35	33,712
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (b)		53	52,436
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		55	52,937
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (f)	EUR	100	110,312
9.75%, 11/15/28 (b)	USD	200	212,203
7.25%, 06/15/31 (b)		400	406,296
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		185	172,355
WR Grace Holdings LLC (b)
4.88%, 06/15/27		55	53,298
5.63%, 08/15/29		1,071	984,980
7.38%, 03/01/31		53	54,125
			3,121,169
Commercial Services & Supplies — 1.0%
ADT Security Corp., 4.88%, 07/15/32 (b)		68	62,410
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		549	561,125
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (b)		715	651,477
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)		400	377,452
4.88%, 06/01/28 (f)	GBP	100	115,918
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 7.37%, 04/15/31 (a)(f)	EUR	100	103,975
APi Group DE, Inc. (b)
4.13%, 07/15/29	USD	67	61,234
4.75%, 10/15/29		32	30,094
Boels Topholding BV, 5.75%, 05/15/30 (f)	EUR	100	108,104
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)	USD	200	209,672
Brink ’ s Co. (b)
6.50%, 06/15/29		39	39,523
6.75%, 06/15/32		58	58,426
Deluxe Corp., 8.13%, 09/15/29 (b)		31	31,435
EquipmentShare.com, Inc., 8.00%, 03/15/33 (b)		33	33,418
Fortress Transportation and Infrastructure Investors LLC (b)
5.50%, 05/01/28		144	140,838
7.88%, 12/01/30		161	169,455
7.00%, 05/01/31		259	264,217
7.00%, 06/15/32		140	142,759
5.88%, 04/15/33		98	94,572
Garda World Security Corp. (b)
4.63%, 02/15/27		61	59,245
7.75%, 02/15/28		175	180,584
6.00%, 06/01/29		27	25,596
8.25%, 08/01/32		99	100,606
8.38%, 11/15/32		265	269,729
Herc Holdings, Inc., 6.63%, 06/15/29 (b)		58	58,735
Hertz Corp., 12.63%, 07/15/29 (b)		36	38,355
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)		39	37,209
Q-Park Holding I BV, 5.13%, 02/15/30 (f)	EUR	100	106,388
Raven Acquisition Holdings LLC, 6.88%, 11/15/31 (b)	USD	98	97,017
RR Donnelley & Sons Co., 9.50%, 08/01/29 (b)		144	146,229
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Service Corp. International
3.38%, 08/15/30	USD	2	$ 1,750
4.00%, 05/15/31		49	43,664
5.75%, 10/15/32		230	223,096
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)		202	179,132
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29 (f)	EUR	100	106,885
United Rentals North America, Inc., 6.13%, 03/15/34 (b)	USD	45	44,648
Veritiv Operating Co., 10.50%, 11/30/30 (b)		41	44,156
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)		205	210,560
Williams Scotsman, Inc. (b)
6.63%, 06/15/29		10	10,119
7.38%, 10/01/31		49	50,419
			5,290,226
Construction & Engineering (b) — 0.1%
Arcosa, Inc., 4.38%, 04/15/29		117	109,018
Brand Industrial Services, Inc., 10.38%, 08/01/30		615	625,948
Dycom Industries, Inc., 4.50%, 04/15/29		37	34,527
			769,493
Consumer Finance — 0.2%
Block, Inc.
2.75%, 06/01/26		73	70,343
6.50%, 05/15/32 (b)		273	275,635
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		18	19,345
Global Payments, Inc., 1.50%, 03/01/31 (b)(i)		142	139,018
Navient Corp.
5.50%, 03/15/29		66	62,259
9.38%, 07/25/30		70	74,787
OneMain Finance Corp.
6.63%, 01/15/28		30	30,371
6.63%, 05/15/29		79	79,984
5.38%, 11/15/29		26	24,997
7.88%, 03/15/30		81	84,496
4.00%, 09/15/30		95	84,433
7.50%, 05/15/31		27	27,711
7.13%, 11/15/31		45	45,847
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32 (b)		195	198,326
SLM Corp., 3.13%, 11/02/26		56	53,420
Worldline SA/France, 0.00%, 07/30/26 (f)(k)	EUR	14	14,121
			1,285,093
Consumer Staples Distribution & Retail — 0.0%
B&M European Value Retail SA, 6.50%, 11/27/31 (f)	GBP	100	124,226
Containers & Packaging — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
6.00%, 06/15/27	USD	200	198,436
4.00%, 09/01/29		285	244,813
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (f)	EUR	100	92,713
4.13%, 08/15/26 (b)	USD	200	180,000
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		49	49,325
6.88%, 01/15/30		115	115,778
8.75%, 04/15/30		182	183,978
Fiber Bidco SpA, 6.13%, 06/15/31 (f)	EUR	100	104,113
LABL, Inc. (b)
5.88%, 11/01/28	USD	49	43,654
9.50%, 11/01/28		117	117,157

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
LABL, Inc. (b) (continued)
8.63%, 10/01/31	USD	93	$ 86,033
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27		749	764,137
9.25%, 04/15/27		40	40,468
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31 (b)		32	31,143
Sealed Air Corp. (b)
5.00%, 04/15/29		15	14,436
6.50%, 07/15/32		46	46,071
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)		27	29,783
			2,342,038
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29 (b)(i)		20	20,600
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (b)		35	31,942
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		77	70,868
Iron Mountain, Inc. (b)
7.00%, 02/15/29		87	88,894
5.25%, 07/15/30		6	5,727
5.63%, 07/15/32		44	42,032
6.25%, 01/15/33		118	117,529
SBA Communications Corp., 3.13%, 02/01/29		170	153,448
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28 (b)		545	581,123
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25 (b)		147	146,422
			1,258,585
Diversified Telecommunication Services — 1.2%
Altice Financing SA, 5.75%, 08/15/29 (b)		236	172,762
Altice France SA, 5.13%, 07/15/29 (b)		200	149,773
CommScope LLC, 4.75%, 09/01/29 (b)		132	117,569
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (b)		200	182,161
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30 (g)		353	320,660
10.75%, 11/30/29		392	421,584
Frontier Communications Holdings LLC
5.88%, 10/15/27 (b)		12	11,962
5.00%, 05/01/28 (b)		21	20,530
5.88%, 11/01/29		11	10,690
6.00%, 01/15/30 (b)		43	42,904
8.75%, 05/15/30 (b)		553	584,460
8.63%, 03/15/31 (b)		98	104,228
Iliad Holding SASU
7.00%, 10/15/28 (b)		200	202,674
5.38%, 04/15/30 (f)	EUR	100	106,537
7.00%, 04/15/32 (b)	USD	200	201,012
Level 3 Financing, Inc. (b)
10.50%, 04/15/29		258	287,493
4.88%, 06/15/29		189	164,430
11.00%, 11/15/29		848	954,147
4.50%, 04/01/30		81	66,804
10.50%, 05/15/30		218	237,402
10.75%, 12/15/30		234	261,265
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (f)	EUR	100	109,020
Lumen Technologies, Inc. (b)
4.13%, 04/15/29	USD	50	45,051
4.13%, 04/15/30		50	44,488
10.00%, 10/15/32		51	50,696
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Optics Bidco SpA, 7.20%, 07/18/36 (b)	USD	200	$ 204,144
Sable International Finance Ltd., 7.13%, 10/15/32 (b)		200	195,148
SoftBank Group Corp., 2.88%, 01/06/27 (f)	EUR	100	101,943
T-Mobile U.S., Inc.
3.38%, 04/15/29	USD	67	62,535
3.50%, 04/15/31		26	23,571
Viavi Solutions, Inc., 3.75%, 10/01/29 (b)		31	27,954
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31 (f)	GBP	100	106,724
4.75%, 07/15/31 (b)	USD	200	171,936
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (b)		296	305,716
Zayo Group Holdings, Inc. (b)
4.00%, 03/01/27		535	493,408
6.13%, 03/01/28		137	116,449
Zegona Finance PLC, 6.75%, 07/15/29 (f)	EUR	100	110,225
			6,790,055
Electric Utilities — 0.3%
Alpha Generation LLC, 6.75%, 10/15/32 (b)	USD	79	78,161
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32 (f)	EUR	100	107,860
Calpine Corp. (b)
4.63%, 02/01/29	USD	47	44,366
5.00%, 02/01/31		19	17,867
Clearway Energy Operating LLC, 4.75%, 03/15/28 (b)		8	7,651
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(j)		120	118,329
FirstEnergy Corp., 4.00%, 05/01/26 (i)		148	148,518
Lightning Power LLC, 7.25%, 08/15/32 (b)		23	23,647
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54 (a)		70	71,714
NRG Energy, Inc. (b)
5.75%, 07/15/29		86	83,602
6.00%, 02/01/33		186	180,648
6.25%, 11/01/34		193	189,303
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)		8	7,508
PG&E Corp., 4.25%, 12/01/27 (i)		50	54,225
Pike Corp., 8.63%, 01/31/31 (b)		23	24,264
Public Power Corp. SA, 4.63%, 10/31/31 (f)	EUR	100	105,440
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19 (c)(d)(h)	USD	2,375	—
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(j)		44	44,905
Vistra Operations Co. LLC (b)
7.75%, 10/15/31		70	73,435
6.88%, 04/15/32		95	97,272
			1,478,715
Electronic Equipment, Instruments & Components (b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		65	62,029
Sensata Technologies BV, 4.00%, 04/15/29		36	33,035
Sensata Technologies, Inc., 4.38%, 02/15/30		146	133,741
Zebra Technologies Corp., 6.50%, 06/01/32		29	29,418
			258,223
Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		77	77,398
6.25%, 04/01/28		37	36,803
6.63%, 09/01/32		115	114,857
Enerflex Ltd., 9.00%, 10/15/27 (b)		31	32,190
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)		133	135,666
Oceaneering International, Inc., 6.00%, 02/01/28		18	17,755
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
Star Holding LLC, 8.75%, 08/01/31 (b)	USD	62	$ 61,431
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29 (b)		106	107,871
Weatherford International Ltd., 8.63%, 04/30/30 (b)		84	86,716
			670,687
Entertainment — 0.6%
Boyne USA, Inc., 4.75%, 05/15/29 (b)		165	156,414
Caesars Entertainment, Inc. (b)
4.63%, 10/15/29		338	316,455
7.00%, 02/15/30		275	280,101
6.50%, 02/15/32		175	175,790
6.00%, 10/15/32		47	45,316
Churchill Downs, Inc. (b)
4.75%, 01/15/28		47	45,338
5.75%, 04/01/30		231	226,716
6.75%, 05/01/31		104	105,125
Cinemark USA, Inc., 7.00%, 08/01/32 (b)		28	28,541
Great Canadian Gaming Corp., 8.75%, 11/15/29 (b)		94	96,213
Light & Wonder International, Inc., 7.50%, 09/01/31 (b)		81	83,399
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		54	48,195
Live Nation Entertainment, Inc. (b)
4.75%, 10/15/27		37	35,771
3.75%, 01/15/28		35	33,006
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.94%, 12/15/30 (a)(f)	EUR	100	105,139
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (b)	USD	40	37,712
Odeon Finco PLC, 12.75%, 11/01/27 (b)		519	544,949
Pinewood Finco PLC, 6.00%, 03/27/30 (f)	GBP	100	124,298
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29	USD	34	26,690
5.88%, 09/01/31		49	35,647
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		69	66,028
Six Flags Entertainment Corp., 7.25%, 05/15/31 (b)		106	108,261
Vail Resorts, Inc., 6.50%, 05/15/32 (b)		90	91,010
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29		202	193,470
7.13%, 02/15/31		128	133,300
6.25%, 03/15/33		45	44,212
			3,187,096
Environmental, Maintenance & Security Service — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31 (b)		7	7,048
GFL Environmental, Inc. (b)
4.00%, 08/01/28		8	7,575
4.75%, 06/15/29		164	157,497
4.38%, 08/15/29		65	61,443
6.75%, 01/15/31		117	120,142
Madison IAQ LLC, 5.88%, 06/30/29 (b)		1,205	1,138,326
Reworld Holding Corp.
4.88%, 12/01/29 (b)		43	39,767
5.00%, 09/01/30		21	19,366
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)		328	327,817
Wrangler Holdco Corp., 6.63%, 04/01/32 (b)		38	38,684
			1,917,665
Financial Services — 0.3%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40 (a)		10	9,688
Azorra Finance Ltd., 7.75%, 04/15/30 (b)		40	39,413
Security		Par (000)	Value
Financial Services (continued)
Enact Holdings, Inc., 6.25%, 05/28/29	USD	22	$ 22,418
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		97	100,098
9.13%, 05/15/31		68	70,113
GGAM Finance Ltd. (b)
8.00%, 02/15/27		83	85,611
8.00%, 06/15/28		29	30,450
6.88%, 04/15/29		65	65,819
5.88%, 03/15/30		52	50,830
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (b)		46	46,600
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)		200	187,607
Macquarie Airfinance Holdings Ltd. (b)
8.13%, 03/30/29		57	60,284
6.50%, 03/26/31		40	41,323
Nationstar Mortgage Holdings, Inc. (b)
6.50%, 08/01/29		128	127,783
5.13%, 12/15/30		21	19,594
5.75%, 11/15/31		79	75,510
7.13%, 02/01/32		183	185,280
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		72	75,435
7.13%, 11/15/30		68	68,864
PHH Escrow Issuer LLC, 9.88%, 11/01/29 (b)		34	34,153
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26		75	71,161
3.88%, 03/01/31		68	59,248
4.00%, 10/15/33		27	22,487
UWM Holdings LLC, 6.63%, 02/01/30 (b)		114	113,296
			1,663,065
Food Products — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
5.88%, 02/15/28		84	83,653
6.50%, 02/15/28		10	10,132
Aramark International Finance SARL, 3.13%, 04/01/25 (f)	EUR	100	103,326
Aramark Services, Inc., 5.00%, 02/01/28 (b)	USD	41	39,842
B&G Foods, Inc., 8.00%, 09/15/28 (b)		22	22,615
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (f)	GBP	100	121,086
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(g)	USD	300	317,256
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28		258	248,358
7.63%, 07/01/29		273	282,305
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)		76	74,972
Fiesta Purchaser, Inc. (b)
7.88%, 03/01/31		27	28,181
9.63%, 09/15/32		32	33,523
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.63%, 12/15/29 (a)(f)	EUR	100	104,673
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29 (b)	USD	21	21,787
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.30%, 07/01/29 (a)(f)	EUR	100	103,947
Performance Food Group, Inc. (b)
4.25%, 08/01/29	USD	74	68,660
6.13%, 09/15/32		129	128,994
Post Holdings, Inc. (b)
4.63%, 04/15/30		36	33,201
4.50%, 09/15/31		28	25,084
6.38%, 03/01/33		76	74,394

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc. (b) (continued)
6.25%, 10/15/34	USD	49	$ 47,733
U.S. Foods, Inc. (b)
4.63%, 06/01/30		7	6,583
7.25%, 01/15/32		60	62,095
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		44	43,347
			2,085,747
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)		106	106,639
Health Care Equipment & Supplies (b) — 0.2%
Bausch & Lomb Corp., 8.38%, 10/01/28		434	449,190
Medline Borrower LP
3.88%, 04/01/29		157	145,380
5.25%, 10/01/29		432	416,907
Neogen Food Safety Corp., 8.63%, 07/20/30		64	68,643
Sotera Health Holdings LLC, 7.38%, 06/01/31		48	48,629
			1,128,749
Health Care Providers & Services — 0.5%
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		110	106,263
CHS/Community Health Systems, Inc. (b)
5.63%, 03/15/27		197	189,064
6.00%, 01/15/29		180	161,173
5.25%, 05/15/30		225	184,799
4.75%, 02/15/31		72	55,869
10.88%, 01/15/32		183	188,806
Concentra Escrow Issuer Corp., 6.88%, 07/15/32 (b)		86	87,803
DaVita, Inc., 6.88%, 09/01/32 (b)		43	43,330
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)		29	29,048
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (b)		52	52,041
HealthEquity, Inc., 4.50%, 10/01/29 (b)		182	170,599
LifePoint Health, Inc. (b)
9.88%, 08/15/30		65	70,132
11.00%, 10/15/30		157	172,333
10.00%, 06/01/32		79	80,323
Molina Healthcare, Inc., 6.25%, 01/15/33 (b)		68	67,207
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (b)		28	27,236
Star Parent, Inc., 9.00%, 10/01/30 (b)		215	223,299
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)		222	226,461
Tenet Healthcare Corp., 6.75%, 05/15/31		288	290,949
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)		63	64,204
			2,490,939
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	110,931
4.63%, 08/01/29	USD	132	94,584
3.50%, 03/15/31		146	91,996
			297,511
Hotel & Resort REITs — 0.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		56	56,818
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (b)		29	28,586
Pebblebrook Hotel Trust, 1.75%, 12/15/26 (i)		3	2,786
RHP Hotel Properties LP/RHP Finance Corp. (b)
7.25%, 07/15/28		29	29,777
4.50%, 02/15/29		39	36,821
6.50%, 04/01/32		167	167,840
RLJ Lodging Trust LP, 4.00%, 09/15/29 (b)		74	67,060
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust
8.63%, 11/15/31 (b)	USD	398	$ 414,154
8.88%, 06/15/32		113	104,582
XHR LP, 6.63%, 05/15/30 (b)		28	28,092
			936,516
Hotels, Restaurants & Leisure — 0.6%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29 (b)		46	45,311
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30 (b)		75	67,075
Carnival Corp., 6.00%, 05/01/29 (b)		149	148,648
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)		84	89,492
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29		139	128,808
6.75%, 01/15/30		586	540,599
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		14	13,429
3.63%, 02/15/32 (b)		12	10,424
5.88%, 03/15/33 (b)		160	157,435
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		31	32,313
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		77	77,029
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)		78	67,989
Melco Resorts Finance Ltd. (b)
5.38%, 12/04/29		200	182,502
7.63%, 04/17/32		200	200,842
MGM Resorts International, 6.13%, 09/15/29		112	111,859
NCL Corp. Ltd. (b)
8.13%, 01/15/29		31	32,666
6.25%, 03/01/30		74	73,119
NCL Finance Ltd., 6.13%, 03/15/28 (b)		46	46,148
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		36	38,565
Royal Caribbean Cruises Ltd. (b)
5.63%, 09/30/31		219	215,421
6.00%, 02/01/33		226	225,463
Sabre GLBL, Inc. (b)
8.63%, 06/01/27		59	58,188
10.75%, 11/15/29		32	33,013
Station Casinos LLC (b)
4.50%, 02/15/28		69	65,472
4.63%, 12/01/31		31	27,770
6.63%, 03/15/32		49	48,693
Viking Cruises Ltd. (b)
5.88%, 09/15/27		58	57,564
7.00%, 02/15/29		13	13,071
9.13%, 07/15/31		215	231,181
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		27	26,572
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28 (b)		44	41,825
Wynn Macau Ltd., 5.63%, 08/26/28 (b)		400	384,000
			3,492,486
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
4.63%, 08/01/29		32	29,440
4.63%, 04/01/30		46	41,739
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		22	22,343
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		67	62,283
4.88%, 02/15/30		56	50,572
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29 (b)		89	87,479
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)	USD	26	$ 27,089
Empire Communities Corp., 9.75%, 05/01/29 (b)		20	21,041
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29 (b)		189	205,780
LGI Homes, Inc. (b)
8.75%, 12/15/28		33	34,615
7.00%, 11/15/32		62	61,389
Mattamy Group Corp., 4.63%, 03/01/30 (b)		72	66,981
Meritage Homes Corp., 1.75%, 05/15/28 (b)(i)		66	64,680
New Home Co., Inc., 9.25%, 10/01/29 (b)		56	58,936
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,607
4.38%, 02/01/32		97	84,691
Springs 2nd Lien Bond, 6.50%, 10/06/29 (d)		285	205,241
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		31	32,775
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (b)		20	19,138
Tempur Sealy International, Inc. (b)
4.00%, 04/15/29		89	82,009
3.88%, 10/15/31		23	20,066
			1,282,894
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		26	23,351
4.13%, 04/30/31 (b)		55	48,637
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (b)		15	14,288
Spectrum Brands, Inc. (b)
3.38%, 06/01/29 (i)		48	46,862
3.88%, 03/15/31		10	8,606
			141,744
Independent Power and Renewable Electricity Producers (b)(i) — 0.0%
NextEra Energy Partners LP
0.00%, 11/15/25 (k)		214	201,160
2.50%, 06/15/26		51	47,943
			249,103
Industrial Conglomerates — 0.0%
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05 (c)(d)(h)		5,125	—
Insurance (b) — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer
4.25%, 10/15/27		275	262,492
6.75%, 10/15/27		650	644,625
6.75%, 04/15/28		37	37,087
5.88%, 11/01/29		393	377,548
7.00%, 01/15/31		238	238,930
7.38%, 10/01/32		220	222,024
AmWINS Group, Inc.
6.38%, 02/15/29		36	36,221
4.88%, 06/30/29		88	82,632
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29		53	53,716
Ardonagh Finco Ltd., 7.75%, 02/15/31		200	205,960
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		200	207,798
AssuredPartners, Inc., 7.50%, 02/15/32		99	106,552
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/31		441	448,144
8.13%, 02/15/32		245	250,214
HUB International Ltd.
7.25%, 06/15/30		847	867,963
Security		Par (000)	Value
Insurance (continued)
HUB International Ltd. (continued)
7.38%, 01/31/32	USD	902	$ 916,119
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	143,045
10.50%, 12/15/30		126	136,222
Panther Escrow Issuer LLC, 7.13%, 06/01/31		642	648,416
Ryan Specialty LLC, 5.88%, 08/01/32		82	81,134
USI, Inc./New York, 7.50%, 01/15/32		119	123,071
			6,089,913
Internet Software & Services (b) — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28		200	180,857
ANGI Group LLC, 3.88%, 08/15/28		80	71,437
Match Group Holdings II LLC, 3.63%, 10/01/31		53	45,228
Uber Technologies, Inc.
7.50%, 09/15/27		15	15,267
6.25%, 01/15/28		201	202,729
4.50%, 08/15/29		330	319,139
			834,657
IT Services — 0.2%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 (f)	EUR	100	105,398
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)	USD	63	63,477
CA Magnum Holdings, 5.38%, 10/31/26 (b)		201	196,226
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)		173	176,403
KBR, Inc., 4.75%, 09/30/28 (b)		75	71,911
McAfee Corp., 7.38%, 02/15/30 (b)		202	196,188
			809,603
Machinery — 0.5%
ATS Corp., 4.13%, 12/15/28 (b)		35	32,442
Chart Industries, Inc., 7.50%, 01/01/30 (b)		224	232,888
Esab Corp., 6.25%, 04/15/29 (b)		66	66,821
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (b)		35	33,075
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (b)		570	595,083
Manitowoc Co., Inc., 9.25%, 10/01/31 (b)		32	32,801
Terex Corp., 6.25%, 10/15/32 (b)		43	42,140
TK Elevator Holdco GmbH
6.63%, 07/15/28 (f)	EUR	90	93,333
7.63%, 07/15/28 (b)	USD	200	199,854
TK Elevator Midco GmbH, 4.38%, 07/15/27 (f)	EUR	200	206,652
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)	USD	312	305,422
Vertiv Group Corp., 4.13%, 11/15/28 (b)		781	737,125
			2,577,636
Media — 0.8%
Adelphia Communications Corp., 10.50%, 12/31/49 (c)(d)(h)		400	—
Cable One, Inc.
0.00%, 03/15/26 (i)(k)		28	25,984
1.13%, 03/15/28 (i)		82	67,445
4.00%, 11/15/30 (b)		5	4,178
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/29 (b)		261	258,769
4.75%, 03/01/30 (b)		106	96,796
4.50%, 08/15/30 (b)		22	19,747
4.25%, 02/01/31 (b)		102	88,896
7.38%, 03/01/31 (b)		327	333,371
4.75%, 02/01/32 (b)		37	32,474
4.50%, 05/01/32		7	6,021

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.50%, 06/01/33 (b)	USD	9	$ 7,573
4.25%, 01/15/34 (b)		207	167,937
CSC Holdings LLC (b)
5.50%, 04/15/27		200	179,000
5.38%, 02/01/28		200	172,541
11.75%, 01/31/29		400	395,030
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)		305	297,161
DISH DBS Corp. (b)
5.25%, 12/01/26		188	170,883
5.75%, 12/01/28		172	147,059
DISH Network Corp., 11.75%, 11/15/27 (b)		432	457,571
GCI LLC, 4.75%, 10/15/28 (b)		35	32,688
Gray Television, Inc., 10.50%, 07/15/29 (b)		185	184,987
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		180	162,864
Midcontinent Communications, 8.00%, 08/15/32 (b)		89	91,414
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)		604	527,281
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26		9	8,645
5.00%, 08/01/27		98	95,308
4.00%, 07/15/28		53	48,832
Univision Communications, Inc. (b)
6.63%, 06/01/27		155	154,376
8.00%, 08/15/28		183	186,316
8.50%, 07/31/31		95	93,147
			4,514,294
Metals & Mining — 0.5%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)		42	42,004
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		46	47,601
11.50%, 10/01/31		291	325,565
ATI, Inc.
5.88%, 12/01/27		19	18,831
4.88%, 10/01/29		32	30,481
7.25%, 08/15/30		103	105,915
5.13%, 10/01/31		88	82,740
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)		296	295,696
Carpenter Technology Corp., 7.63%, 03/15/30		65	66,568
Cleveland-Cliffs, Inc. (b)
6.88%, 11/01/29		53	52,433
7.38%, 05/01/33		44	43,217
Constellium SE, 3.75%, 04/15/29 (b)		250	226,287
ERO Copper Corp., 6.50%, 02/15/30 (b)		105	101,194
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)		200	211,626
Kaiser Aluminum Corp. (b)
4.63%, 03/01/28		63	59,234
4.50%, 06/01/31		259	228,309
Mineral Resources Ltd., 9.25%, 10/01/28 (b)		10	10,492
Novelis Corp. (b)
3.25%, 11/15/26		206	196,216
4.75%, 01/30/30		207	190,181
3.88%, 08/15/31		96	82,655
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (f)	EUR	100	99,413
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (b)	USD	39	36,441
			2,553,099
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	USD	25	$ 25,700
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		22	20,744
7.00%, 07/15/31		55	56,357
Starwood Property Trust, Inc.
7.25%, 04/01/29		43	44,110
6.00%, 04/15/30		21	20,612
6.50%, 07/01/30		41	41,052
			208,575
Oil, Gas & Consumable Fuels — 1.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (b)		93	95,108
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (b)		66	64,272
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		38	45,938
8.25%, 12/31/28		62	63,291
5.88%, 06/30/29		89	86,675
Baytex Energy Corp., 8.50%, 04/30/30 (b)		22	22,478
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		56	57,196
7.25%, 07/15/32		45	46,230
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28 (b)		185	184,728
Buckeye Partners LP
6.88%, 07/01/29 (b)		24	24,291
5.85%, 11/15/43		16	13,858
5.60%, 10/15/44		1	820
CITGO Petroleum Corp. (b)
7.00%, 06/15/25		163	163,168
8.38%, 01/15/29		130	133,937
Civitas Resources, Inc. (b)
8.38%, 07/01/28		57	59,198
8.63%, 11/01/30		56	58,646
8.75%, 07/01/31		124	129,274
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		32	29,183
Comstock Resources, Inc. (b)
6.75%, 03/01/29		350	341,099
5.88%, 01/15/30		33	30,776
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		250	238,782
Crescent Energy Finance LLC (b)
7.63%, 04/01/32		142	141,269
7.38%, 01/15/33		147	142,757
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		35	36,320
DT Midstream, Inc., 4.38%, 06/15/31 (b)		79	72,081
eG Global Finance PLC, 12.00%, 11/30/28 (b)		415	464,092
Enbridge, Inc. (a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		40	41,117
(5-year CMT + 3.12%), 7.38%, 03/15/55		54	56,074
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		52	54,860
Energy Transfer LP (a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		75	75,990
(5-year CMT + 4.02%), 8.00%, 05/15/54		127	133,089
Series H, (5-year CMT + 5.69%), 6.50% (j)		129	129,053
EQM Midstream Partners LP, 6.38%, 04/01/29 (b)		89	89,300
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		29	29,035
8.25%, 01/15/29		82	82,810
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp. (continued)
8.88%, 04/15/30	USD	28	$ 28,490
7.88%, 05/15/32		128	125,355
8.00%, 05/15/33		92	90,034
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (b)		45	45,314
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		25	25,456
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		64	64,633
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		3	2,905
5.75%, 02/01/29		72	68,692
6.00%, 04/15/30		5	4,699
8.38%, 11/01/33		117	119,433
6.88%, 05/15/34		84	78,295
7.25%, 02/15/35		34	31,964
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28		67	70,367
7.38%, 07/15/32		55	55,873
ITT Holdings LLC, 6.50%, 08/01/29 (b)		121	110,768
Kinetik Holdings LP, 5.88%, 06/15/30 (b)		6	5,906
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (b)		35	34,649
Matador Resources Co. (b)
6.88%, 04/15/28		64	64,885
6.50%, 04/15/32		75	74,151
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31 (b)		24	23,468
Nabors Industries Ltd., 7.50%, 01/15/28 (b)		47	43,520
Nabors Industries, Inc. (b)
7.38%, 05/15/27		37	36,957
9.13%, 01/31/30		30	30,509
8.88%, 08/15/31		14	13,000
NFE Financing LLC, 12.00%, 11/15/29 (b)		92	96,677
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29		132	133,735
8.38%, 02/15/32		277	279,121
Noble Finance II LLC, 8.00%, 04/15/30 (b)		104	105,037
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)		207	210,172
3.63%, 04/15/29 (i)		40	46,820
8.75%, 06/15/31 (b)		52	53,675
Northriver Midstream Finance LP, 6.75%, 07/15/32 (b)		42	42,249
Parkland Corp., 6.63%, 08/15/32 (b)		60	59,376
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		46	45,140
Permian Resources Operating LLC (b)
8.00%, 04/15/27		70	71,479
7.00%, 01/15/32		85	86,284
6.25%, 02/01/33		118	116,473
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		50	51,512
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		14	13,292
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)		100	102,808
SM Energy Co.
6.50%, 07/15/28		6	5,962
7.00%, 08/01/32 (b)		33	32,536
Summit Midstream Holdings LLC, 8.63%, 10/31/29 (b)		34	35,263
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		35	33,661
7.38%, 02/15/29		149	149,472
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b) (continued)
6.00%, 12/31/30	USD	2	$ 1,894
6.00%, 09/01/31		41	38,697
Talos Production, Inc. (b)
9.00%, 02/01/29		17	17,441
9.38%, 02/01/31		40	40,775
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (b)		131	122,324
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		30	30,625
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		26	26,530
Transocean, Inc. (b)
8.00%, 02/01/27		28	27,947
8.25%, 05/15/29		144	141,058
8.75%, 02/15/30		148	152,533
8.50%, 05/15/31		150	147,056
Valaris Ltd., 8.38%, 04/30/30 (b)		184	185,937
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (b)		79	72,579
Venture Global LNG, Inc. (b)
9.50%, 02/01/29		574	634,423
8.38%, 06/01/31		211	220,058
9.88%, 02/01/32		295	323,697
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		51	50,604
Vital Energy, Inc.
9.75%, 10/15/30		62	65,368
7.88%, 04/15/32 (b)		159	152,989
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (b)		48	46,187
			8,955,584
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31 (b)		33	32,216
Passenger Airlines (b) — 0.1%
American Airlines, Inc., 8.50%, 05/15/29		121	127,042
OneSky Flight LLC, 8.88%, 12/15/29		68	68,048
United Airlines, Inc., 4.63%, 04/15/29		98	93,177
			288,267
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		77	75,293
Pharmaceuticals — 0.2%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		60	59,952
Bausch Health Cos., Inc. (b)
6.13%, 02/01/27		169	153,368
5.75%, 08/15/27		15	13,050
11.00%, 09/30/28		316	300,200
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)		110	116,549
Grifols SA, 7.13%, 05/01/30 (f)	EUR	100	106,453
Gruenenthal GmbH, 4.63%, 11/15/31 (f)		100	104,725
Option Care Health, Inc., 4.38%, 10/31/29 (b)	USD	79	72,855
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.56%, 12/31/29 (a)(f)	EUR	100	104,781
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27		100	104,140
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	203	194,561
			1,330,634
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)		45	40,181
Series AI, 7.00%, 04/15/30		80	70,972

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
CoreLogic, Inc., 4.50%, 05/01/28 (b)	USD	309	$ 287,530
Cushman & Wakefield U.S. Borrower, LLC, 8.88%, 09/01/31 (b)		120	129,190
Howard Hughes Corp., 4.38%, 02/01/31 (b)		53	47,718
Vivion Investments SARL, Series DEC, (6.50% PIK), 6.50%, 08/31/28 (f)(g)	EUR	100	101,223
			676,814
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)	USD	45	42,675
Semiconductors & Semiconductor Equipment (i) — 0.0%
MKS Instruments, Inc., 1.25%, 06/01/30 (b)		134	129,712
ON Semiconductor Corp., 0.50%, 03/01/29		49	46,133
			175,845
Software — 1.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)		863	820,149
Camelot Finance SA, 4.50%, 11/01/26 (b)		121	117,582
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		193	199,776
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)		308	312,440
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)		170	167,992
Clarivate Science Holdings Corp. (b)
3.88%, 07/01/28		328	305,549
4.88%, 07/01/29		186	173,391
Cloud Software Group, Inc. (b)
6.50%, 03/31/29		996	977,617
9.00%, 09/30/29		1,218	1,265,708
8.25%, 06/30/32		484	498,786
Dun & Bradstreet Corp., 5.00%, 12/15/29 (b)		153	145,700
Ellucian Holdings, Inc., 6.50%, 12/01/29 (b)		121	121,051
Nutanix, Inc., 0.50%, 12/15/29 (b)(i)		23	22,736
Playtika Holding Corp., 4.25%, 03/15/29 (b)		21	19,037
Snowflake, Inc. (b)(i)(k)
0.00%, 10/01/27		68	79,933
0.00%, 10/01/29		90	106,740
SS&C Technologies, Inc. (b)
5.50%, 09/30/27		90	89,137
6.50%, 06/01/32		176	177,537
Twilio, Inc.
3.63%, 03/15/29		22	20,232
3.88%, 03/15/31		43	38,565
UKG, Inc., 6.88%, 02/01/31 (b)		583	591,472
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		162	147,222
			6,398,352
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29 (f)	EUR	100	107,981
Fressnapf Holding SE, 5.25%, 10/31/31 (f)		100	106,693
Staples, Inc., 10.75%, 09/01/29 (b)	USD	54	53,124
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (b)		29	25,853
			293,651
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc., 7.75%, 03/31/30 (b)		39	40,036
NCR Atleos Corp., 9.50%, 04/01/29 (b)		17	18,416
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
8.25%, 12/15/29	USD	54	$ 57,537
8.50%, 07/15/31		76	81,271
			197,260
Textiles, Apparel & Luxury Goods (b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		57	52,691
4.13%, 08/15/31		13	11,310
Hanesbrands, Inc.
4.88%, 05/15/26		42	41,348
9.00%, 02/15/31		3	3,198
Kontoor Brands, Inc., 4.13%, 11/15/29		17	15,653
S&S Holdings LLC, 8.38%, 10/01/31		20	20,142
			144,342
Trading Companies & Distributors (b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		93	92,664
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		12	11,784
Gates Corp., 6.88%, 07/01/29		74	75,274
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	18,279
Resideo Funding, Inc.
4.00%, 09/01/29		18	16,305
6.50%, 07/15/32		99	99,124
			313,430
Transportation Infrastructure — 0.0%
Edge Finco PLC, 8.13%, 08/15/31 (f)	GBP	100	127,850
GN Bondco LLC, 9.50%, 10/15/31 (b)	USD	48	50,544
			178,394
Total Corporate Bonds — 16.4% (Cost: $99,234,264)			90,293,207
Fixed Rate Loan Interests
Advertising Agencies — 0.1%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27 (d)		665	653,362
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27 (d)		51	50,486
IT Services — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 11/01/31 (d)		1,672	1,672,000
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,037	1,043,055
Total Fixed Rate Loan Interests — 0.6% (Cost: $3,419,459)			3,418,903
Floating Rate Loan Interests (a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28		643	646,376
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.52%, 02/07/31		110	110,547
			756,923
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense — 2.2%
Barnes Group, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 09/03/30	USD	934	$ 934,233
2024 Term Loan B, 12/10/31 (l)		553	553,830
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/31/30		1,221	1,226,933
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29		714	710,238
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		1,799	1,805,243
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		684	686,562
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.70%), 9.96%, 04/09/26		748	744,698
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.83%, 04/21/31		268	269,509
Propulsion BC Finco SARL, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/14/29		194	195,695
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31		314	313,506
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31		3,438	3,443,008
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/19/32		841	842,204
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 03/22/30		98	98,506
			11,824,165
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 03/17/30		218	219,165
Automobile Components — 0.7%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/06/30		2,925	2,933,660
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.62%, 11/17/28		1,121	1,086,720
			4,020,380
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/08/28		202	189,898
Banks — 0.4%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 08/02/28 (d)		2,368	2,385,788
Beverages — 0.5%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 01/24/30		1,588	526,144
Security		Par (000)	Value
Beverages (continued)
Naked Juice LLC (continued)
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.43%, 01/24/29	USD	2,069	$ 1,354,712
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 03/31/28		830	835,609
			2,716,465
Broadline Retail — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.09%, 11/08/27		1,918	1,928,276
Building Materials — 2.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.84%, 05/17/28		860	692,842
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 09/19/31		822	824,513
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28		2,672	2,684,229
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.75%, 04/12/28		306	291,985
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 11/23/27		598	581,405
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 10/02/28		520	522,733
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31		1,533	1,535,837
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30		1,940	1,945,280
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.36%, 03/08/29		720	707,525
Oscar AcquisitionCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29		1,128	1,114,911
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.11%, 12/14/27		467	471,362
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 03/19/29		552	550,944
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 04/02/29 (d)		474	478,797
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/22/28		472	472,710
Summit Materials LLC, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.15%, 01/12/29		652	651,842
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31		2,537	2,539,509
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.47%, 10/04/28		98	98,250
			16,164,674
Building Products — 1.2%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/19/28		1,281	1,283,533
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.69%, 01/29/31		2,024	1,989,503

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31	USD	483	$ 484,797
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/12/30		277	276,899
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 10/19/29		2,610	2,612,593
			6,647,325
Capital Markets — 1.9%
Advisor Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/17/28		1,043	1,046,140
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/09/30		545	545,091
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31 (l)		766	765,042
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.08%, 04/09/27		3,311	3,232,265
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28		982	933,985
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/07/28		738	741,814
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 06/27/29		422	422,999
Focus Financial Partners LLC, 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/15/31		1,207	1,216,812
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/31/30		179	179,706
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.40%, 12/15/31		843	839,202
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 10/21/31		664	666,078
			10,589,134
Chemicals — 4.1%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1- mo. CME Term SOFR + 7.85%), 12.21%, 11/24/28		1,275	1,242,589
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.46%, 09/30/29		815	798,024
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.10%, 08/27/26		363	308,168
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 12/20/29		1,072	1,074,365
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 08/18/28		1,029	1,033,153
Derby Buyer LLC, 2024 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.37%, 11/01/30		1,854	1,858,319
Security		Par (000)	Value
Chemicals (continued)
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.95%, 10/04/29	USD	151	$ 151,300
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.84%, 06/12/31		1,496	1,500,553
Element Solutions Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 12/18/30		1,715	1,716,886
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.36%, 02/15/30		261	262,510
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28		1,129	1,105,429
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 10/01/31 (d)		526	530,602
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 02/18/30		609	611,035
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/15/28		1,599	1,606,613
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 11/21/31 (d)		734	735,835
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28 (d)		1,987	2,006,765
NIC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.34%, 12/29/27		209	186,827
Nouryon Finance BV, 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.66%, 04/03/28		1,112	1,119,020
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.19%, 12/31/26		1,556	1,328,510
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.36%, 12/31/26		175	179,392
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 10/09/31		506	507,897
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.34%, 08/02/30		1,441	1,449,358
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/22/28		1,246	1,256,040
			22,569,190
Commercial Services & Supplies — 7.9%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR + 4.51%), 9.10%, 08/16/29		1,746	1,760,688
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 02/04/28		1,742	1,747,003
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28		3,752	3,760,945
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 01/03/29	USD	1,100	$ 1,099,769
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.22%, 08/06/27		557	550,170
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31		1,706	1,719,870
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31		3,069	3,081,462
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 11/24/28		1,477	1,479,755
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/31/31		2,028	2,025,009
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29		1,568	1,481,323
CHG Healthcare Services Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 09/29/28		883	884,907
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/01/31		2,651	2,660,554
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 07/06/29		450	451,954
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 08/01/29		208	209,755
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31 (d)		358	359,893
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29		433	383,057
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 02/01/29		626	627,648
Grant Thornton Advisors Holdings LLC, 2024 Term Loan B, 06/02/31 (l)		120	119,700
Grant Thornton Advisors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 06/02/31		295	295,018
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28		804	719,841
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28		157	141,184
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.03%, 03/06/28		695	401,860
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.84%, 06/12/30		787	793,714
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.59%, 08/11/28		196	198,179
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.86%, 05/04/28		2,332	2,345,226
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.43%, 11/15/31	USD	1,600	$ 1,601,504
OMNIA Partners LLC, 2024 Term Loan B, 07/25/30 (l)		593	594,156
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31		548	551,995
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.52%, 10/13/30		876	877,125
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31		511	511,604
Reworld Holding Corp., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28		776	776,643
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 11/14/30		75	74,765
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 10/04/30		1,394	1,400,515
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31		1,888	1,883,819
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31		1,601	1,597,416
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/02/27		664	644,473
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30		493	493,890
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.76%, 02/22/31		1,102	1,102,988
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28		575	359,677
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/30/31		1,669	1,674,221
			43,443,275
Construction & Engineering — 1.9%
AECOM, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/18/31		1,046	1,054,027
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.22%, 09/22/28		1,142	1,147,225
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 09/22/28		661	664,979
Arcosa Inc, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 08/12/31		721	726,116
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30		3,219	3,122,954
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.00%, 07/01/31		1,258	1,260,787
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/01/31		1,751	1,756,389

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 11/03/31	USD	291	$ 291,911
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31		194	194,970
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 7.96%, 12/16/27		198	198,525
			10,417,883
Consumer Finance — 0.2%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31		1,215	1,211,480
Containers & Packaging — 1.6%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.53%, 11/29/30		3,755	3,771,430
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/29/28		1,376	1,328,117
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.59%, 04/15/27		1,207	1,214,759
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 07/31/26		583	585,496
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.47%, 07/31/26		604	606,531
Trident TPI Holdings, Inc., 2024 Term Loan B7, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.19%, 09/15/28		1,124	1,132,222
			8,638,555
Distributors — 0.2%
TMK Hawk Parent Corp.
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		59	31,366
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.59%, 06/30/29		1,884	998,306
			1,029,672
Diversified Consumer Services — 0.0%
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29 (d)		144	143,195
Diversified REITs — 0.3%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/25/31		1,359	1,358,749
Diversified Telecommunication Services — 2.8%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.43%, 01/31/26 (d)		1,686	1,559,937
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.15%, 08/15/28		2,052	1,641,482
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.37%, 10/24/30		1,242	1,245,599
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.86%, 09/27/29		896	782,067
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.22%, 04/30/28	USD	812	$ 768,554
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.61%, 09/20/30		583	579,837
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29		871	887,258
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30		878	893,548
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/29		665	624,086
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/30		680	632,142
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.36%, 06/01/28		126	125,642
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 8.72%, 09/01/28		268	237,853
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 9.06%, 05/30/30		500	445,498
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.97%, 03/02/29		1,021	915,681
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27		4,386	4,098,790
			15,437,974
Electric Utilities — 1.4%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 07/31/30		1,647	1,641,409
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31		522	520,097
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.76%, 12/15/27		1,011	1,013,757
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 05/22/31		281	282,921
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 04/16/31		1,392	1,391,783
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.47%, 01/21/28		925	931,066
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31		292	292,730
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 10/03/31		560	562,123
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.11%, 12/20/30		1,106	1,107,115
			7,743,001
Electrical Equipment — 0.7%
Generac Power Systems, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 07/03/31 (d)		289	290,721
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electrical Equipment (continued)
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.19%, 03/02/27	USD	2,203	$ 2,202,996
WEC U.S. Holdings, Inc, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.80%, 01/27/31		1,126	1,126,209
			3,619,926
Electronic Equipment, Instruments & Components — 0.9%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.09%, 06/20/31		838	838,837
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/02/29		1,618	1,619,976
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1- mo. CME Term SOFR + 2.86%), 7.22%, 07/31/28		155	155,160
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/22/29		2,503	2,507,399
			5,121,372
Entertainment — 4.9%
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.14%, 10/02/28		1,281	1,208,352
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/31		2,549	2,549,530
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/30		930	929,857
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.46%, 03/17/28 (d)		1,289	1,288,650
Crown Finance US, Inc., 2024 Term Loan B, (Prime + 5.25%), 9.80%, 12/02/31		405	404,494
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/30/31		1,483	1,485,165
2024 Term Loan B2, 09/10/31 (l)		741	743,106
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/31/30		947	950,794
Flutter Entertainment PLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/30		3,204	3,193,794
Herschend Entertainment Co. LLC, 2021 Term Loan, 08/27/28 (l)		147	146,761
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.63%, 04/14/29		985	987,871
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.22%, 10/19/26		2,210	2,204,683
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29		1,210	1,194,957
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 06/25/31		639	640,197
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 05/03/29		1,259	1,261,915
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 04/04/29		374	374,624
Security		Par (000)	Value
Entertainment (continued)
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 12/04/31	USD	463	$ 461,726
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/01/31		301	301,955
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31		1,531	1,537,614
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.22%, 05/18/25		2,480	2,483,396
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 01/24/31		2,657	2,649,073
			26,998,514
Environmental, Maintenance & Security Service — 1.9%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.08%, 10/24/30 (d)		662	668,803
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/09/28		909	915,278
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/21/28		3,062	3,082,580
GFL Environmental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.61%, 07/03/31		669	670,052
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.34%, 10/17/30		628	630,772
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28		3,195	3,203,864
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.71%, 03/09/28		805	401,096
Reworld Holding Corp
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28		974	975,164
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28		75	74,919
Reworld Holding Corp., 2024 1st Lien Term Loan C, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28		43	42,652
			10,665,180
Financial Services — 0.6%
Castlelake Aviation One LLC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/22/27		640	641,380
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 10/22/26		1,872	1,874,935
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/05/28		588	589,180
			3,105,495
Food Products — 2.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.22%, 10/01/25		314	306,066
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.22%, 10/01/25		1,308	1,275,038

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 06/22/30	USD	586	$ 588,702
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 7.72%, 10/25/27		2,855	2,875,157
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.11%, 10/25/27		730	734,876
Froneri U.S., Inc., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 09/17/31		3,512	3,512,293
H-Food Holdings LLC, 2018 Term Loan B, (Defaulted), 0.00%, 05/23/25 (c)(h)		422	209,926
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29		893	895,012
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/03/31		624	627,189
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/22/28		708	712,796
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.11%, 01/20/28		488	488,377
			12,225,432
Ground Transportation — 0.7%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31		3,207	3,197,182
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.52%, 08/20/29		1,020	418,138
			3,615,320
Health Care Equipment & Supplies — 2.0%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.46%, 11/08/27		36	36,222
Bausch & Lomb Corp.
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		841	844,505
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27		2,009	2,015,375
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.62%, 10/19/27		474	470,749
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28		5,732	5,747,112
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31		1,986	1,987,274
			11,101,237
Health Care Providers & Services — 2.4%
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 07/28/31 (d)		339	341,270
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 11/01/28		2,019	2,024,294
Security		Par (000)	Value
Health Care Providers & Services (continued)
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%), 5.72%, 11/30/28	USD	1,104	$ 854,126
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.37%, 08/31/28		684	690,126
2024 Third Out Term Loan C, (1-mo. CME Term SOFR at 0.00% Floor + 6.85%), 11.47%, 11/30/28 (c)(d)(h)		41	8,098
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30 (d)		101	102,064
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28		500	503,595
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 01/02/31		1,085	1,091,550
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.19%, 11/01/28		541	379,782
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.69%, 11/01/29		536	268,000
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 11/15/28		2,526	2,540,841
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28		125	125,472
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.43%, 11/18/27		835	833,630
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30		1,191	1,161,646
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.09%, 12/19/30		1,043	1,050,553
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 01/08/27		923	926,167
			12,901,214
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/18/30		440	439,944
Hotels, Restaurants & Leisure — 4.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30		1,860	1,848,367
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.01%), 8.60%, 02/02/26		1,831	1,174,968
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 05/31/30		827	832,567
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 08/08/27		563	566,107
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.47%, 07/22/30		1,920	1,910,781
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.46%, 12/01/28		399	389,297
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 01/27/29	USD	3,751	$ 3,761,408
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 11/30/29		2,811	2,813,504
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29		1,022	1,019,861
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.09%, 11/08/30		696	699,049
IRB Holding Corp, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.86%, 12/15/27		1,686	1,686,825
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/05/29		403	402,824
Sabre GLBL, Inc.
2021 Term Loan B1, 12/17/27 (l)		170	177,919
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		96	87,363
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.46%, 06/30/28		48	45,589
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.46%, 11/15/29		811	815,410
2024 Term Loan B2, 11/15/29 (d)(l)		236	216,335
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 03/14/31		1,888	1,889,240
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 08/03/28		2,684	2,686,612
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 05/24/30		1,143	1,142,964
			24,166,990
Household Durables — 1.5%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.05%, 07/31/28		1,300	1,299,478
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.02%, 02/26/29		2,051	2,046,010
Springs Windows Fashions, LLC (d)
2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28		1,473	1,318,200
2024 FLFO Delayed Draw Term Loan, 12/19/29 (l)		204	204,176
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, 12/19/29 (d)(l)		153	153,515
Tempur Sealy International, Inc., 2024 Term Loan B, (1- mo. SOFR + 2.50%), 6.81%, 10/24/31		487	487,760
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 10/30/27		2,598	2,586,287
			8,095,426
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 Term Loan, (Defaulted), 0.00%, 07/28/28		196	47,045
Insurance — 7.3%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/19/31		6,801	6,811,980
Security		Par (000)	Value
Insurance (continued)
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.72%, 02/19/28	USD	2,644	$ 2,650,362
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.34%, 12/06/31		2,429	2,426,075
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31		4,065	4,070,436
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 12/23/26		317	316,888
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/31/28		985	960,050
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/20/29		953	917,558
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.71%, 08/19/28		1,358	1,358,217
Baldwin Insurance Group Holdings LLC
2024 Repriced Term Loan B, 05/26/31 (l)		250	251,095
2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.61%, 05/26/31		1,260	1,265,195
HUB International Ltd., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.37%, 06/20/30		4,641	4,664,171
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 02/15/31		1,610	1,618,763
Jones DesLauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.82%, 03/15/30		1,020	1,023,700
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/15/31		1,698	1,702,560
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 07/31/31		3,589	3,606,919
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31		1,300	1,301,535
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32		476	486,000
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/30		994	991,728
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/29		3,640	3,630,008
			40,053,240
Interactive Media & Services — 0.3%
MH Sub I LLC
2023 Term Loan, 05/03/28 (l)		660	653,381
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28		981	987,206
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.38%, 07/20/28		208	209,123
			1,849,710
Internet Software & Services — 2.7%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.09%, 08/15/29		896	826,482

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/12/29	USD	2,742	$ 2,730,352
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.11%, 05/30/31		2,306	2,303,529
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/09/29		1,246	1,245,610
Hoya Midco LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 02/03/29		837	844,117
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 08/31/28		2,917	2,928,601
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30		3,684	3,685,954
			14,564,645
IT Services — 3.4%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31		1,569	1,562,457
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 11/01/31 (d)		4,115	4,156,150
Epicor Software Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 05/30/31		1,675	1,685,425
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 06/27/31		521	521,674
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.60%, 07/27/28		487	448,460
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 6.25% PIK), 12.60%, 07/27/28 (g)		580	341,409
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.84%, 07/27/28		188	190,737
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 5.50% PIK), 11.85%, 07/27/28 (c)(g)(h)		936	314,677
Maximus, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/30/31		632	632,223
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.37%, 03/01/29		2,464	2,462,879
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.36%, 02/01/29		792	638,608
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/01/28		2,712	2,517,766
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 08/31/28		3,390	3,400,469
			18,872,934
Machinery — 2.3%
Arcline FM Holdings, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28		2,023	2,032,431
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.09%, 03/15/30		531	532,551
Security		Par (000)	Value
Machinery (continued)
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/14/28 (d)	USD	277	$ 277,925
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29		315	315,932
GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 0.00%, 11/11/29		14	14,090
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 11/11/29		25	24,152
Madison Safety & Flow LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/26/31		453	455,836
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 04/05/29		1,452	1,462,467
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29		3,908	3,937,062
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		3,498	3,521,506
			12,573,952
Media — 2.5%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.59%, 12/07/30		1,240	1,235,829
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.78%, 12/15/31		865	863,019
CMG Media Corporation, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 0.00%, 06/18/29		— (m)	160
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.97%, 09/01/28		716	711,011
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 04/15/27		1,596	1,470,017
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.85%, 08/02/27		832	833,086
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.80%, 06/04/29		219	206,679
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.36%, 06/30/28		546	550,270
NEP Group, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 08/19/26		146	133,019
2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 9.22%, 08/19/26 (g)		899	777,167
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 09/25/26		2,351	2,050,459
Sinclair Television Group, Inc., 2022 Term Loan B4, (1- mo. CME Term SOFR + 3.85%), 8.21%, 04/21/29		499	404,902
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31 (l)		1,927	1,930,218
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 7.44%, 01/31/29	USD	409	$ 410,450
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.76%, 01/31/29		1,212	1,204,049
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.01%, 04/30/28		1,066	1,060,276
			13,840,611
Metals & Mining — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/13/29		229	230,073
Oil, Gas & Consumable Fuels — 1.5%
EG America LLC, 2024 Term Loan B, 02/07/28 (l)		329	331,527
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.38%, 12/21/28		2,543	2,552,313
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.09%, 10/04/30		248	249,186
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 8.96%, 09/19/29		225	225,587
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 6.42%, 01/31/28		554	555,467
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.59%, 10/27/28		1,142	1,095,122
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.11%, 02/03/31		578	579,053
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 07/25/31 (d)		159	160,193
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.51%, 10/05/28		2,633	2,646,385
			8,394,833
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.21%, 09/07/27		1,853	1,855,057
Passenger Airlines — 1.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.63%, 04/20/28		879	900,884
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 03/21/31		1,806	1,811,333
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27		144	143,810
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.96%, 06/04/29		1,547	1,548,654
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.62%, 02/15/28		1,132	1,135,797
Security		Par (000)	Value
Passenger Airlines (continued)
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 9.85%, 08/27/29	USD	634	$ 638,508
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.63%, 02/22/31		1,057	1,058,844
			7,237,830
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28		1,030	1,057,415
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 9.71%, 02/01/27		879	855,989
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.40%, 08/01/27		855	853,432
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27		1,933	1,868,556
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/05/28		2,233	2,236,964
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 10/27/28		701	703,923
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.62%, 05/19/31		862	862,887
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 04/20/29		903	905,105
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 08/01/31		341	343,303
			9,687,574
Professional Services — 0.4%
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/28/28		2,149	2,145,255
Real Estate Management & Development — 0.8%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.97%, 06/04/29		978	948,660
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28		2,412	2,378,342
Cushman & Wakefield U.S. Borrower, LLC (d)
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 01/31/30		697	698,302
2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 01/31/30		579	585,343
			4,610,647
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/06/29		659	663,149
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.59%, 08/17/29		1,206	1,208,126
			1,871,275
Software — 12.2%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 02/24/31		3,285	3,314,053

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 6.68%, 05/24/29	USD	88	$ 87,806
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 02/15/29		2,884	2,886,757
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/30/31		717	718,551
BCPE Pequod Buyer, Inc., USD Term Loan B, 11/25/31 (l)		1,141	1,149,352
Boxer Parent Co., Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31		1,140	1,148,425
Capstone Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 06/17/30		374	376,220
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 6.72%, 09/21/28		1,819	1,823,931
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29		2,880	2,836,791
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29		3,408	3,415,440
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31		2,726	2,732,027
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29		676	661,635
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28		1,861	1,853,537
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.30%, 05/01/31		1,740	1,747,495
Dayforce, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.09%, 02/26/31 (d)		1,671	1,678,958
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.61%, 06/26/31		654	633,093
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.60%, 01/18/29		5,756	5,757,479
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 02/04/28		245	245,683
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/09/29		2,123	2,134,924
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/15/32		513	521,552
Flexera Software LLC, 2024 1st Lien Term Loan, 03/03/28 (l)		455	457,562
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.36%, 12/01/27		3,857	3,885,442
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/27/28		2,619	2,628,087
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31		2,041	2,039,211
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.61%, 06/17/32		704	694,764
Security		Par (000)	Value
Software (continued)
Modena Buyer LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/01/31	USD	762	$ 735,871
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 12/17/27		216	217,212
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.22%, 03/13/28		1,474	1,477,105
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/03/31		714	718,022
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.85%, 06/02/28		4,114	4,117,744
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30 (l)		251	252,451
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31		1,285	1,292,688
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/28/30 (d)		1,294	1,302,015
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.59%, 04/24/28		2,265	2,258,676
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, 05/12/28 (l)		346	346,865
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/09/31		2,216	2,221,213
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31		3,229	3,249,876
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.12%, 04/12/31		1,976	1,988,517
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 0.00%, 10/22/29		431	432,417
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/26/31		997	1,000,055
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 09/28/29		209	209,069
			67,248,571
Specialty Retail — 0.5%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/23/31		502	504,499
Peer Holding III B.V., 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/01/31		589	591,391
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28		828	823,763
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.71%, 10/20/28		368	365,926
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.94%, 06/29/28	USD	443	$ 372,222
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.34%, 12/21/27		332	208,688
			2,866,489
Technology Hardware, Storage & Peripherals — 0.5%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		3,033	2,026,110
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		617	412,110
			2,438,220
Textiles, Apparel & Luxury Goods — 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 12/21/28		1,269	1,272,481
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.72%, 11/24/28 (d)		590	588,308
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 03/08/30 (d)		187	188,370
			2,049,159
Trading Companies & Distributors — 1.8%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31		1,444	1,447,848
Core & Main LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 07/27/28		3,007	3,008,443
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 02/09/31		701	702,022
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 07/02/31		1,043	1,043,367
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.11%, 06/04/31		1,679	1,680,459
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.60%, 10/28/27		854	719,019
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 06/20/31		1,429	1,432,188
			10,033,346
Transportation Infrastructure — 0.1%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.71%, 12/15/26		725	721,402
Total Floating Rate Loan Interests — 93.5% (Cost: $520,066,790)			514,683,085

Security	Shares	Value
Investment Companies
Equity Funds — 0.8%
Janus Henderson AAA CLO ETF	40,000	$ 2,028,400
SPDR Blackstone Senior Loan ETF	60,000	2,503,800
		4,532,200
Fixed Income Funds — 3.7%
Invesco Senior Loan ETF	961,200	20,252,484
Total Investment Companies — 4.5% (Cost: $24,801,925)		24,784,684

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (d)(n)	USD	1,156	—
Industrial Conglomerates — 0.0%
Millennium Corp. (d)(n)		1,084	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 0.8% (a)
Banks (j) — 0.2%
Barclays PLC
4.38%	USD	200	179,867
9.63%		200	220,074
Citigroup, Inc.
Series AA, 7.63%		37	38,548
Series CC, 7.13%		180	183,344
Series DD, 7.00%		45	47,456
Series EE, 6.75%		100	99,186
PNC Financial Services Group, Inc.
Series V, 6.20%		35	35,151
Series W, 6.25%		72	72,678
Wells Fargo & Co., 6.85%		85	87,733
			964,037
Capital Markets — 0.2%
Brookfield Finance, Inc., 6.30%, 01/15/55		125	122,226
Goldman Sachs Group, Inc., Series Y, 6.13% (j)		205	202,359
UBS Group AG (b)(j)
6.85%		200	197,815
7.75%		200	208,341
Series NC10, 9.25%		200	229,186
			959,927
Diversified Telecommunication Services (f) — 0.0%
British Telecommunications PLC, 5.13%, 10/03/54	EUR	100	107,340
Telefonica Europe BV, 6.14% (j)		100	111,828
			219,168
Electric Utilities — 0.1%
Duke Energy Corp., 6.45%, 09/01/54	USD	49	49,595

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Edison International, Series B, 5.00% (j)	USD	42	$ 40,939
Electricite de France SA, 3.38% (f)(j)	EUR	200	193,153
NRG Energy, Inc., 10.25% (b)(j)	USD	145	160,085
PG&E Corp., 7.38%, 03/15/55		15	15,393
Terna - Rete Elettrica Nazionale, 4.75% (f)(j)	EUR	100	106,845
			566,010
Energy Equipment & Services — 0.2%
Venture Global LNG, Inc., 9.00% (b)(j)	USD	831	868,847
Financial Services — 0.1%
Apollo Global Management, Inc., 6.00%, 12/15/54		84	82,692
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		200	194,996
Corebridge Financial, Inc., 6.38%, 09/15/54		59	58,596
			336,284
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54 (b)		52	52,284
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., 7.60%, 01/15/55		71	72,925
Vistra Corp., 7.00% (b)(j)		170	170,969
			243,894
Multi-Utilities — 0.0%
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		34	34,732
Centrica PLC, 6.50%, 05/21/55 (f)	GBP	100	126,918
Dominion Energy, Inc., 6.63%, 05/15/55	USD	15	15,250
			176,900
Oil, Gas & Consumable Fuels — 0.0%
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55 (b)		29	29,733
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 6.50%, 08/30/84 (f)	EUR	100	113,840
			4,530,924

	Shares
Preferred Stocks — 0.1% (c)
Ground Transportation — 0.1%
Sirva BGRS Holdings, Inc., 07/21/30	382	76,336
IT Services — 0.0%
Veritas Kapital Assurance PLC, Series G (d)	1,300	25,993
Software — 0.0%
Veritas Kapital Assurance PLC, Series G (d)	1,882	37,645
		139,974
Total Preferred Securities — 0.9% (Cost: $4,814,466)		4,670,898
Security	Shares	Value
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (c)	2,435	$ —
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd. (c)(d)	1	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 118.9% (Cost: $670,475,000)		654,562,415
Liabilities in Excess of Other Assets — (18.9)%		(103,900,632)
Net Assets — 100.0%		$ 550,661,783

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $747,491, representing 0.1% of its net assets as of period end, and an original cost of $949,262.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Convertible security.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rounds to less than 1,000.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares (a)	$ 1,315,320	$ —	$ (1,315,320) (b)	$ —	$ —	$ —	—	$ 70,813	$ —
iShares iBoxx $ High Yield Corporate Bond ETF (a)	1,160,850	—	(1,155,993)	17,193	(22,050)	—	—	18,089	—
				$ 17,193	$ (22,050)	$ —		$ 88,902	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	209,796	EUR	199,000	Barclays Bank PLC	03/19/25	$ 2,976
USD	4,648,737	EUR	4,414,000	BNP Paribas SA	03/19/25	61,282
USD	206	EUR	195	Standard Chartered Bank	03/19/25	3
USD	1,424	EUR	1,350	Standard Chartered Bank	03/19/25	21
USD	1,426	EUR	1,352	Toronto-Dominion Bank	03/19/25	21
USD	9,882	EUR	9,367	Toronto-Dominion Bank	03/19/25	147
USD	19,750	EUR	18,736	UBS AG	03/19/25	278
USD	1,099,626	GBP	869,000	Barclays Bank PLC	03/19/25	12,346
USD	119,002	GBP	94,000	Canadian Imperial Bank of Commerce	03/19/25	1,391
						$ 78,465
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.42.V1	5.00%	Quarterly	12/20/29	B+	EUR	23	$ 1,913	$ 2,134	$ (221)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Matterhorn Telecom Holding S.A.	5.00%	Quarterly	Goldman Sachs International	12/20/29	EUR	8	$ (1,033)	$ (1,046)	$ 13
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	8	$ 806	$ 1,025	$ (219)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	15	783	(2,029)	2,812
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	5	338	598	(260)

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Faurecia SE	5.00%	Quarterly	Goldman Sachs International	06/20/29	BB	EUR	4	$ 270	$ 422	$ (152)
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	1	(373)	(342)	(31)
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	1	(248)	(197)	(51)
								$ 1,576	$ (523)	$ 2,099

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Barclays Bank PLC	N/A	03/20/25	USD	5,000	$ 142,077	$ (64,126)	$ 206,203
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	2,000	92,742	(2,366)	95,108
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	BNP Paribas SA	N/A	06/20/25	USD	14,200	412,906	(182,118)	595,024
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	4,000	4,372	(44,039)	48,411
									$ 652,097	$ (292,649)	$ 944,746
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 2,134	$ —	$ —	$ (221)
OTC Swaps	2,045	(296,263)	947,571	(713)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 78,465	$ —	$ —	$ 78,465
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	4,870	—	—	944,746	—	949,616
	$ —	$ 4,870	$ —	$ 78,465	$ 944,746	$ —	$ 1,028,081
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	$ —	$ 221	$ —	$ —	$ —	$ —	$ 221
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	4,327	—	—	292,649	—	296,976
	$ —	$ 4,548	$ —	$ —	$ 292,649	$ —	$ 297,197

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 298,820	$ —	$ —	$ 298,820
Options purchased (a)	—	—	—	—	119	—	119
Options written	—	—	—	—	72	—	72
Swaps	—	406,190	—	—	(309,739)	—	96,451
	$ —	$ 406,190	$ —	$ 298,820	$ (309,548)	$ —	$ 395,462
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 126,759	$ —	$ —	$ 126,759
Swaps	—	(300,453)	—	—	886,081	—	585,628
	$ —	$ (300,453)	$ —	$ 126,759	$ 886,081	$ —	$ 712,387

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 6,050,102
Average amounts sold — in USD	63,161
Options:
Average value of option contracts purchased	35
Average value of option contracts written	4
Credit default swaps:
Average notional value — buy protection	6,440
Average notional value — sell protection	2,047,707
Total return swaps:
Average notional value	21,400,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 78,465	$ —

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

	Assets	Liabilities
Swaps — centrally cleared	$ —	$ 38
Swaps — OTC (a)	949,616	296,976
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,028,081	297,014
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(38)
Total derivative assets and liabilities subject to an MNA	$ 1,028,081	$ 296,976

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America N.A.	$ 2,812	$ (2,029)	$ —	$ —	$ 783
Barclays Bank PLC	222,123	(64,386)	—	—	157,737
BNP Paribas SA	656,306	(182,118)	—	(410,000)	64,188
Canadian Imperial Bank of Commerce	1,391	—	—	—	1,391
Goldman Sachs International	435	(435)	—	—	—
Morgan Stanley & Co. International PLC	144,544	(46,624)	—	—	97,920
Standard Chartered Bank	24	—	—	—	24
Toronto-Dominion Bank	168	—	—	—	168
UBS AG	278	—	—	—	278
	$ 1,028,081	$ (295,592)	$ —	$ (410,000)	$ 322,489

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Bank of America N.A.	$ 2,029	$ (2,029)	$ —	$ —	$ —
Barclays Bank PLC	64,386	(64,386)	—	—	—
BNP Paribas SA	182,118	(182,118)	—	—	—
Goldman Sachs International	1,819	(435)	—	—	1,384
Morgan Stanley & Co. International PLC	46,624	(46,624)	—	—	—
	$ 296,976	$ (295,592)	$ —	$ —	$ 1,384

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 14,949,357	$ —	$ 14,949,357
Common Stocks
Construction & Engineering	—	16,986	—	16,986
Electrical Equipment	—	—	—	—
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Entertainment	$ —	$ —	$ 432,604	$ 432,604
Financial Services	—	—	—	—
Ground Transportation	—	4,152	—	4,152
Health Care Providers & Services	—	314,887	—	314,887
Industrial Conglomerates	—	—	—	—
IT Services	—	—	770,457	770,457
Semiconductors & Semiconductor Equipment	15	—	—	15
Trading Companies & Distributors	—	—	223,180	223,180
Corporate Bonds	—	90,087,966	205,241	90,293,207
Fixed Rate Loan Interests	—	1,043,055	2,375,848	3,418,903
Floating Rate Loan Interests	—	492,254,877	22,428,208	514,683,085
Investment Companies	24,784,684	—	—	24,784,684
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	4,530,924	—	4,530,924
Preferred Stocks	—	76,336	63,638	139,974
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests (a)	—	1,343	—	1,343
Liabilities
Unfunded Floating Rate Loan Interests (a)	—	(159)	—	(159)
	$ 24,784,699	$ 603,279,724	$ 26,499,176	$ 654,563,599
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 2,825	$ —	$ 2,825
Foreign Currency Exchange Contracts	—	78,465	—	78,465
Interest Rate Contracts	—	944,746	—	944,746
Liabilities
Credit Contracts	—	(934)	—	(934)
	$ —	$ 1,025,102	$ —	$ 1,025,102

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $102,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2023	$ 470,693	$ — (a)	$ —	$ 17,370,922	$ — (a)	$ 82,144	870
Transfers into Level 3 (b)	8,261	—	—	5,625,903	—	—	—
Transfers out of Level 3 (c)	(211,485)	—	—	(2,444,315)	—	—	—
Accrued discounts/premiums	—	205	1,483	58,937	—	—	—
Net realized gain (loss)	(11,909,109)	—	—	(951,929)	—	1,245	—
Net change in unrealized appreciation (depreciation) (d)(e)	11,875,379	(21,627)	(5,865)	1,155,030	—	11,551	(870)
Purchases	1,192,502	226,663	2,380,230	17,566,663	—	51,698	—
Sales	—	—	—	(15,953,003)	—	(83,000)	—
Closing balance, as of December 31, 2024	$ 1,426,241	$ 205,241	$ 2,375,848	$ 22,428,208	$ — (a)	$ 63,638	—
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (e)	$ (22,977)	$ (21,627)	$ (5,865)	$ 170,512	$ — (a)	$ 11,940	—

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Total
Assets
Opening balance, as of December 31, 2023	$ 17,924,629
Transfers into Level 3 (b)	5,634,164
Transfers out of Level 3 (c)	(2,655,800)
Accrued discounts/premiums	60,625
Net realized gain (loss)	(12,859,793)
Net change in unrealized appreciation (depreciation) (d)(e)	13,013,598
Purchases	21,417,756
Sales	(16,036,003)
Closing balance, as of December 31, 2024	$ 26,499,176
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (e)	$ 131,983

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.37%, 05/15/37 (a)(b)	$1,000	$ 1,023,429
Golub Capital Partners CLO Ltd. (a)(b)
Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.13%, 04/25/36	1,000	1,025,162
Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 8.51%, 07/25/37	1,000	1,017,313
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 8.68%, 07/25/37 (a)(b)	1,000	1,016,865
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 8.07%, 04/20/37 (a)(b)	1,670	1,703,483
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3- mo. CME Term SOFR + 5.00%), 9.62%, 04/20/36 (a)(b)	1,000	1,025,211
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.07%, 04/20/36 (a)(b)	1,000	1,025,321
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.87%, 04/20/37 (a)(b)	1,000	1,020,790
Symphony CLO Ltd. (a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 9.83%, 04/24/36	1,000	1,025,469
Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 7.07%, 01/05/38	1,000	1,000,000
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.77%, 04/20/36 (a)(b)	1,000	1,025,291
Total Asset-Backed Securities — 2.6% (Cost: $11,670,000)		11,908,334

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd. (c)	123,933	14,872
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $78,486) (c)(d)(e)	6,247	462,278
Financial Services — 0.0%
NMG Parent LLC (c)(d)	3,613	—
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc. (c)	1,472	3,680
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $737,244) (c)(e)	23,736	265,060
IT Services — 0.2%
Travelport Finance Luxembourg SARL (c)(d)	267	894,399
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd. (c)	2	15
Security	Shares	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (c)(d)	23,534	$ 211,810
Total Common Stocks — 0.4% (Cost: $3,214,071)		1,852,114

	Par (000)
Corporate Bonds
Chemicals (b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$51	51,640
WR Grace Holdings LLC, 5.63%, 08/15/29	388	356,837
		408,477
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)	249	253,433
Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25 (b)	138	137,457
Diversified Telecommunication Services (b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29	524	589,826
Zayo Group Holdings, Inc., 6.13%, 03/01/28	251	213,348
		803,174
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19 (c)(d)(f)	1,710	—
Entertainment (b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29	390	365,141
Odeon Finco PLC, 12.75%, 11/01/27	607	637,348
		1,002,489
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(g)	443	468,481
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30 (b)	441	406,833
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27 (b)	357	354,048
Internet Software & Services (b) — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25	337	337,223
Uber Technologies, Inc., 4.50%, 08/15/29	381	368,461
		705,684
IT Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)	177	178,339
Machinery (b) — 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	336	350,786
Vertiv Group Corp., 4.13%, 11/15/28	901	850,384
		1,201,170
Media — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)	573	500,219

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28 (b)	$465	$ 520,007
Software (b) — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30	1,665	1,582,919
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	191	193,753
Ellucian Holdings, Inc., 6.50%, 12/01/29	324	324,138
		2,100,810
Trading Companies & Distributors — 0.1%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26 (b)(c)(f)	1,013	425,460
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23 (b)(c)(f)(g)	263	91,876
Total Corporate Bonds — 2.1% (Cost: $10,057,569)		9,557,957
Fixed Rate Loan Interests
Advertising Agencies — 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27 (d)	740	727,050
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27 (d)	46	46,430
IT Services — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 11/01/31 (d)	1,710	1,710,000
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	1,086	1,092,114
Total Fixed Rate Loan Interests — 0.8% (Cost: $3,576,555)		3,575,594
Floating Rate Loan Interests (a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28	716	719,946
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.52%, 02/07/31	111	111,552
		831,498
Aerospace & Defense — 2.7%
Barnes Group, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 09/03/30	1,037	1,036,934
2024 Term Loan B, 12/10/31 (h)	553	552,723
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/31/30	1,218	1,224,190
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29	933	928,494
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31	1,677	1,683,776
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31	638	640,363
Security	Par (000)	Value
Aerospace & Defense (continued)
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.70%), 9.96%, 04/09/26	$748	$ 744,698
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.83%, 04/21/31	299	300,683
Propulsion BC Finco SARL, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/14/29	215	216,663
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31	318	316,971
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31	3,726	3,730,670
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/19/32	903	904,146
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 03/22/30	117	117,411
		12,397,722
Air Freight & Logistics — 0.1%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 03/17/30	242	242,859
Automobile Components — 0.9%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/06/30	3,199	3,208,938
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.62%, 11/17/28	1,128	1,093,506
		4,302,444
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/08/28	239	224,834
Banks — 0.6%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 08/02/28 (d)	2,701	2,720,953
Beverages — 0.6%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 01/24/30	1,363	451,288
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.43%, 01/24/29	2,280	1,493,066
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 03/31/28	922	928,373
		2,872,727
Broadline Retail — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.09%, 11/08/27	2,180	2,192,057
Building Materials — 3.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.84%, 05/17/28	935	753,067
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 09/19/31	867	869,541
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28	3,040	3,054,164
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.75%, 04/12/28	261	248,324
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 11/23/27	$605	$ 588,472
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 10/02/28	577	580,118
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31	1,659	1,663,526
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30	2,134	2,140,509
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.36%, 03/08/29	829	814,307
Oscar AcquisitionCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29	1,254	1,238,522
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.11%, 12/14/27	518	522,401
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 03/19/29	616	614,893
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 04/02/29 (d)	531	536,430
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/22/28	537	538,194
Summit Materials LLC, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.15%, 01/12/29	725	725,486
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31	2,750	2,753,215
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.47%, 10/04/28	111	111,409
		17,752,578
Building Products — 1.6%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/19/28	1,432	1,435,845
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.69%, 01/29/31	2,215	2,176,738
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31	533	535,079
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/12/30	277	276,898
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 10/19/29	2,853	2,854,829
		7,279,389
Capital Markets — 2.4%
Advisor Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/17/28	1,163	1,166,230
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/09/30	603	603,568
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31 (h)	791	790,011
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.08%, 04/09/27	3,421	3,340,024
Security	Par (000)	Value
Capital Markets (continued)
Deerfield Dakota Holding LLC (continued)
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28	$963	$ 916,240
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/07/28	818	822,422
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 06/27/29	607	608,504
Focus Financial Partners LLC, 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/15/31	1,284	1,295,078
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/31/30	185	184,698
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.40%, 12/15/31	672	668,765
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 10/21/31	691	693,163
		11,088,703
Chemicals — 5.2%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1- mo. CME Term SOFR + 7.85%), 12.21%, 11/24/28	690	672,460
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.10%, 08/27/26	406	344,721
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 12/20/29	1,247	1,249,761
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 08/18/28	1,140	1,144,202
Derby Buyer LLC, 2024 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.37%, 11/01/30	2,060	2,064,586
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.95%, 10/04/29	164	164,326
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.84%, 06/12/31	1,699	1,704,380
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 12/18/30	1,947	1,948,769
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.36%, 02/15/30	289	290,246
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28	1,227	1,201,019
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 10/01/31 (d)	546	550,778
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 02/18/30	671	673,629
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/15/28	1,783	1,791,753
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 11/21/31 (d)	744	745,860

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28 (d)	$2,196	$ 2,218,280
NIC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.34%, 12/29/27	224	199,998
Nouryon Finance BV, 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.66%, 04/03/28	1,239	1,246,774
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.19%, 12/31/26	1,734	1,480,713
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.36%, 12/31/26	195	199,944
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 10/09/31	536	538,010
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.34%, 08/02/30	1,641	1,650,894
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/22/28	1,384	1,395,380
		23,476,483
Commercial Services & Supplies — 10.3%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.10%, 08/16/29	1,969	1,985,423
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 02/04/28	1,957	1,962,861
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28	4,122	4,131,602
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 01/03/29	1,042	1,041,495
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.22%, 08/06/27	645	637,326
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31	1,777	1,790,991
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31	3,339	3,351,854
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 11/24/28	1,511	1,513,590
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/31/31	2,267	2,262,974
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29	1,607	1,518,423
CHG Healthcare Services Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 09/29/28	1,002	1,004,914
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/01/31	2,942	2,953,016
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 07/06/29	$456	$ 457,801
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 08/01/29	233	234,726
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31 (d)	368	369,918
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29	463	409,389
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 02/01/29	682	683,379
Grant Thornton Advisors Holdings LLC, 2024 Term Loan B, 06/02/31 (h)	120	119,700
Grant Thornton Advisors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 06/02/31	326	325,915
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28	866	775,497
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28	169	152,098
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.03%, 03/06/28	769	444,516
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.84%, 06/12/30	871	879,268
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.59%, 08/11/28	218	220,088
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.86%, 05/04/28	2,641	2,655,777
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.44%, 11/15/31	1,744	1,745,639
OMNIA Partners LLC, 2024 Term Loan B, 07/25/30 (h)	594	594,156
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31	568	572,141
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.52%, 10/13/30	736	737,453
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31	528	528,625
Reworld Holding Corp., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28	870	870,958
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 11/14/30	82	81,743
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 10/04/30	1,470	1,477,348
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31	1,817	1,813,419
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31	1,830	1,825,963
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/02/27	$816	$ 798,405
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30	496	496,890
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.76%, 02/22/31	1,200	1,201,175
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28	673	421,369
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/30/31	1,865	1,871,131
		46,918,956
Construction & Engineering — 2.5%
AECOM, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/18/31	1,163	1,172,367
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.22%, 09/22/28	1,283	1,288,455
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 09/22/28	732	736,121
Arcosa Inc, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 08/12/31	754	759,309
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30	3,570	3,464,217
Brown Group Holding LLC
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.00%, 07/01/31	1,371	1,373,704
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/01/31	1,912	1,917,825
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 11/03/31	299	299,936
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31	201	202,005
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 7.96%, 12/16/27	220	220,254
		11,434,193
Consumer Finance — 0.3%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31	1,280	1,276,132
Containers & Packaging — 2.1%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.53%, 11/29/30	4,126	4,144,417
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/29/28	1,572	1,517,180
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.59%, 04/15/27	1,333	1,340,703
Security	Par (000)	Value
Containers & Packaging (continued)
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 07/31/26	$662	$ 665,457
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.47%, 07/31/26	687	689,252
Trident TPI Holdings, Inc., 2024 Term Loan B7, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.19%, 09/15/28	1,269	1,278,543
		9,635,552
Distributors — 0.2%
TMK Hawk Parent Corp.
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	56	29,768
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.59%, 06/30/29	1,788	947,447
		977,215
Diversified Consumer Services — 0.0%
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29 (d)	138	137,884
Diversified REITs — 0.3%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/25/31	1,520	1,519,389
Diversified Telecommunication Services — 3.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.43%, 01/31/26 (d)	1,522	1,408,117
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.15%, 08/15/28	2,269	1,814,325
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.37%, 10/24/30	1,384	1,387,402
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.86%, 09/27/29	1,004	876,684
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.22%, 04/30/28	921	872,286
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.61%, 09/20/30	646	643,056
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29	967	984,763
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30	974	991,744
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/29	737	691,294
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/30	754	700,218
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 8.72%, 09/01/28	510	455,181

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 9.06%, 05/30/30	$563	$ 501,761
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.97%, 03/02/29	1,127	1,010,756
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27	5,045	4,714,916
		17,052,503
Electric Utilities — 1.9%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 07/31/30	1,807	1,801,307
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31	585	582,390
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.76%, 12/15/27	1,143	1,146,902
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 05/22/31	312	314,022
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 04/16/31	1,522	1,521,820
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.47%, 01/21/28	1,045	1,051,926
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31	293	293,733
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 10/03/31	578	580,173
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.11%, 12/20/30	1,137	1,138,017
		8,430,290
Electrical Equipment — 0.9%
Generac Power Systems, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 07/03/31 (d)	324	325,808
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.19%, 03/02/27	2,483	2,483,614
WEC U.S. Holdings, Inc, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.80%, 01/27/31	1,213	1,212,888
		4,022,310
Electronic Equipment, Instruments & Components — 1.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.09%, 06/20/31	442	442,333
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/02/29	1,758	1,760,363
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1- mo. CME Term SOFR + 2.86%), 7.22%, 07/31/28	187	187,773
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/22/29	2,707	2,711,197
		5,101,666
Entertainment — 6.5%
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.14%, 10/02/28	1,319	1,244,142
Security	Par (000)	Value
Entertainment (continued)
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/31	$2,852	$ 2,853,329
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/30	1,026	1,025,227
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.46%, 03/17/28 (d)	1,440	1,440,077
Crown Finance US, Inc., 2024 Term Loan B, (Prime + 5.25%), 9.80%, 12/02/31	415	414,481
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/30/31	1,588	1,590,248
2024 Term Loan B2, 09/10/31 (h)	794	794,923
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/31/30	1,057	1,061,298
Flutter Entertainment PLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/30	3,531	3,520,297
Herschend Entertainment Co. LLC, 2021 Term Loan, 08/27/28 (h)	147	146,761
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.63%, 04/14/29	1,122	1,124,800
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.22%, 10/19/26	2,260	2,254,813
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29	1,347	1,330,224
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 06/25/31	704	705,115
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 05/03/29	1,457	1,460,385
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 04/04/29	412	412,586
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 12/04/31	542	539,985
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/01/31	335	335,838
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31	1,554	1,560,713
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.22%, 05/18/25	2,617	2,620,735
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 01/24/31	2,970	2,961,186
		29,397,163
Environmental, Maintenance & Security Service — 2.6%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.08%, 10/24/30 (d)	738	745,008
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/09/28	1,013	1,019,944
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/21/28	$3,479	$ 3,502,287
GFL Environmental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.61%, 07/03/31	732	732,963
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.34%, 10/17/30	684	688,210
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28	3,635	3,644,923
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.71%, 03/09/28	891	443,943
Reworld Holding Corp
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28	1,115	1,115,570
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28	86	85,706
Reworld Holding Corp., 2024 1st Lien Term Loan C, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28	48	47,832
		12,026,386
Financial Services — 0.8%
Castlelake Aviation One LLC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/22/27	706	707,188
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 10/22/26	2,167	2,170,242
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/05/28	670	671,916
		3,549,346
Food Products — 2.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.22%, 10/01/25	246	239,533
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.22%, 10/01/25	1,492	1,455,088
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 06/22/30	749	752,885
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 7.72%, 10/25/27	3,163	3,184,963
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.11%, 10/25/27	814	819,631
Froneri U.S., Inc., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 09/17/31	3,487	3,487,687
H-Food Holdings LLC, 2018 Term Loan B, (Defaulted), 0.00%, 05/23/25 (c)(f)	464	230,688
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29	992	994,248
Security	Par (000)	Value
Food Products (continued)
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/03/31	$626	$ 629,199
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/22/28	810	815,211
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.11%, 01/20/28	553	553,497
		13,162,630
Ground Transportation — 0.8%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31	3,213	3,203,158
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.52%, 08/20/29	955	391,755
		3,594,913
Health Care Equipment & Supplies — 2.7%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.46%, 11/08/27	121	121,868
Bausch & Lomb Corp.
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28	932	935,696
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27	2,231	2,237,649
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.62%, 10/19/27	485	481,411
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28	6,359	6,376,058
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31	2,200	2,200,873
		12,353,555
Health Care Providers & Services — 3.1%
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 07/28/31 (d)	368	370,378
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 11/01/28	2,161	2,166,977
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%), 5.72%, 11/30/28	1,109	858,243
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.37%, 08/31/28	628	633,049
2024 Third Out Term Loan C, (1-mo. CME Term SOFR at 0.00% Floor + 6.85%), 11.47%, 11/30/28 (c)(d)(f)	46	9,266
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30 (d)	112	113,048
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28	571	574,611
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 01/02/31	1,211	1,218,035

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.19%, 11/01/28	$893	$ 626,467
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.69%, 11/01/29	611	305,500
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 11/15/28	2,890	2,906,828
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28	142	143,165
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.43%, 11/18/27	845	843,980
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30	1,213	1,183,886
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.09%, 12/19/30	1,175	1,183,095
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 01/08/27	1,088	1,091,270
		14,227,798
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/18/30	487	486,162
Hotels, Restaurants & Leisure — 5.9%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30	2,076	2,063,818
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.01%), 8.60%, 02/02/26	1,829	1,173,826
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 05/31/30	913	918,829
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 08/08/27	623	626,312
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.47%, 07/22/30	2,083	2,073,338
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.46%, 12/01/28	458	446,478
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 01/27/29	4,373	4,385,931
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 11/30/29	3,139	3,140,813
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29	1,045	1,042,791
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.09%, 11/08/30	767	770,359
IRB Holding Corp, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.86%, 12/15/27	1,893	1,893,396
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/05/29	$470	$ 469,472
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	185	194,088
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	105	116,550
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.46%, 06/30/28	52	49,149
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.46%, 11/15/29	883	888,649
2024 Term Loan B2, (3-mo. CME Term SOFR + 6.00%), 10.46%, 11/15/29 (d)	258	235,843
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 03/14/31	1,957	1,958,149
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 08/03/28	3,037	3,039,747
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 05/24/30	1,353	1,353,649
		26,841,187
Household Durables — 1.8%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.05%, 07/31/28	1,450	1,449,724
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.02%, 02/26/29	2,366	2,360,027
Springs Windows Fashions, LLC (d)
2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28	770	688,894
2024 FLFO Delayed Draw Term Loan, 12/19/29 (h)	106	106,970
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, 12/19/29 (d)(h)	80	80,227
Tempur Sealy International, Inc., 2024 Term Loan B, (1- mo. SOFR + 2.50%), 6.81%, 10/24/31	507	507,791
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 10/30/27	2,902	2,888,598
		8,082,231
Household Products — 0.3%
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.85%), 6.21%, 02/04/27	1,199	1,202,652
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 Term Loan, (Defaulted), 0.00%, 07/28/28	223	53,461
Insurance — 9.5%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/19/31	7,602	7,614,081
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.72%, 02/19/28	2,924	2,931,746
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.34%, 12/06/31	2,431	2,427,806
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31	$4,377	$ 4,383,113
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 12/23/26	241	241,166
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/31/28	1,117	1,088,027
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/20/29	1,066	1,026,355
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.71%, 07/31/27	238	237,363
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.71%, 08/19/28	1,640	1,639,527
Baldwin Insurance Group Holdings LLC
2024 Repriced Term Loan B, 05/26/31 (h)	249	250,091
2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.61%, 05/26/31	545	547,502
HUB International Ltd., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.37%, 06/20/30	4,917	4,941,776
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 02/15/31	1,741	1,750,348
Jones DesLauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.82%, 03/15/30	1,131	1,135,557
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/15/31	1,743	1,747,385
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 07/31/31	4,292	4,313,218
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31	1,394	1,395,916
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32	530	540,836
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/30	1,101	1,098,091
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/29	4,023	4,012,820
		43,322,724
Interactive Media & Services — 0.5%
MH Sub I LLC
2023 Term Loan, 05/03/28 (h)	741	734,402
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28	1,096	1,102,605
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.38%, 07/20/28	232	232,552
		2,069,559
Internet Software & Services — 3.2%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.09%, 08/15/29	893	824,012
Security	Par (000)	Value
Internet Software & Services (continued)
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/12/29	$2,739	$ 2,728,425
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.11%, 05/30/31	1,439	1,436,702
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/09/29	1,662	1,660,565
Hoya Midco LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 02/03/29	921	929,432
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 08/31/28	3,306	3,319,757
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30	3,883	3,884,327
		14,783,220
IT Services — 3.9%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31	1,677	1,670,007
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 11/01/31 (d)	4,214	4,256,140
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 06/27/31	581	581,636
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.60%, 07/27/28	545	501,694
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 6.25% PIK), 12.60%, 07/27/28 (g)	649	381,865
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.84%, 07/27/28	210	213,370
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 5.50% PIK), 11.85%, 07/27/28 (c)(f)(g)	1,047	351,868
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.37%, 03/01/29	2,542	2,541,475
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.36%, 02/01/29	691	557,341
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/01/28	3,061	2,841,834
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 08/31/28	3,869	3,880,743
		17,777,973
Machinery — 3.0%
Arcline FM Holdings, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28	2,259	2,270,067
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.09%, 03/15/30	549	550,603
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/14/28 (d)	313	314,303
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29	356	356,208

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Madison Safety & Flow LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/26/31	$472	$ 474,913
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 04/05/29	1,628	1,640,509
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29	4,119	4,149,821
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30	3,894	3,920,181
		13,676,605
Media — 3.2%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.59%, 12/07/30	1,381	1,376,457
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.78%, 12/15/31	875	872,456
CMG Media Corporation, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 0.00%, 06/18/29	— (i)	242
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.97%, 09/01/28	782	776,166
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 04/15/27	1,772	1,631,709
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.85%, 08/02/27	959	960,561
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.80%, 06/04/29	239	225,468
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.36%, 06/30/28	621	625,818
NEP Group, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 08/19/26	162	148,011
2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 9.22%, 08/19/26 (g)	894	812,935
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 09/25/26	2,509	2,187,621
Sinclair Television Group, Inc., 2022 Term Loan B4, (1- mo. CME Term SOFR + 3.85%), 8.21%, 04/21/29	561	455,304
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31 (h)	1,971	1,974,292
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 7.44%, 01/31/29	467	468,981
Virgin Media Bristol LLC, USD Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.01%, 01/31/28	988	980,388
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.01%, 04/30/28	1,187	1,180,626
		14,677,035
Metals & Mining — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/13/29	263	263,928
Security	Par (000)	Value
Oil, Gas & Consumable Fuels — 2.0%
EG America LLC, 2024 Term Loan B, 02/07/28 (h)	$329	$ 331,527
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.38%, 12/21/28	2,762	2,772,027
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.09%, 10/04/30	275	276,772
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 8.96%, 09/19/29	261	261,877
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 6.42%, 01/31/28	626	628,045
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.59%, 10/27/28	1,146	1,100,795
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.11%, 02/03/31	640	640,845
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 07/25/31 (d)	172	173,290
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.51%, 10/05/28	3,031	3,045,716
		9,230,894
Paper & Forest Products — 0.5%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.21%, 09/07/27	2,061	2,063,238
Passenger Airlines — 1.7%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.63%, 04/20/28	886	908,462
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 03/21/31	1,838	1,843,126
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27	269	268,475
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.96%, 06/04/29	1,604	1,605,131
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.62%, 02/15/28	1,268	1,272,667
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 9.85%, 08/27/29	672	676,658
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.63%, 02/22/31	1,187	1,189,495
		7,764,014
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28	1,174	1,205,318
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 9.71%, 02/01/27	996	970,046
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.40%, 08/01/27	982	980,265
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27	2,036	1,968,061
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/05/28	2,457	2,461,845
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 10/27/28	$797	$ 800,311
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.62%, 05/19/31	955	956,549
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 04/20/29	661	662,000
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 08/01/31	373	375,671
		10,380,066
Professional Services — 0.5%
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/28/28	2,262	2,258,446
Real Estate Management & Development — 1.1%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.97%, 06/04/29	1,096	1,062,635
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28	2,644	2,606,831
Cushman & Wakefield U.S. Borrower, LLC (d)
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 01/31/30	527	528,501
2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 01/31/30	651	657,881
		4,855,848
Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/06/29	730	734,201
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.59%, 08/17/29	1,333	1,335,349
		2,069,550
Software — 16.0%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 02/24/31	3,457	3,487,806
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 6.68%, 05/24/29	101	101,353
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 02/15/29	3,077	3,080,582
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/30/31	786	787,508
BCPE Pequod Buyer, Inc., USD Term Loan B, 11/25/31 (h)	1,201	1,209,791
Boxer Parent Co., Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31	1,065	1,072,870
Capstone Borrower, Inc., 2024 Term Loan B, 06/17/30 (h)	155	155,469
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 6.72%, 09/21/28	2,065	2,070,975
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29	3,195	3,147,762
Security	Par (000)	Value
Software (continued)
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29	$3,975	$ 3,983,384
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31	2,870	2,876,204
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29	780	763,425
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28	2,080	2,071,924
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.30%, 05/01/31	1,963	1,971,788
Dayforce, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.09%, 02/26/31 (d)	1,862	1,870,953
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.61%, 06/26/31	722	698,719
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.60%, 01/18/29	6,290	6,290,600
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 02/04/28	279	279,671
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/09/29	2,297	2,310,548
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/15/32	519	527,652
Flexera Software LLC, 2024 1st Lien Term Loan, 03/03/28 (h)	455	457,562
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.36%, 12/01/27	4,469	4,502,535
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/27/28	3,007	3,017,299
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31	2,251	2,249,511
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.61%, 06/17/32	778	767,793
Modena Buyer LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/01/31	847	817,956
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 12/17/27	238	239,234
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.22%, 03/13/28	1,469	1,471,898
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/03/31	762	765,978
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.85%, 06/02/28	4,557	4,561,467
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30 (h)	254	255,468
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31	1,357	1,365,163
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/28/30 (d)	1,331	1,339,280
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.59%, 04/24/28	2,354	2,347,181

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, 05/12/28 (h)	$343	$ 343,857
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/09/31	2,322	2,327,467
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31	3,476	3,497,763
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.12%, 04/12/31	2,066	2,079,233
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 10/22/29	484	485,073
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/26/31	1,016	1,018,540
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 09/28/29	234	233,958
		72,903,200
Specialty Retail — 0.7%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/23/31	562	564,440
Peer Holding III B.V., 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/01/31	648	650,631
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28	939	933,640
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.71%, 10/20/28	425	423,305
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.94%, 06/29/28	499	419,193
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.34%, 12/21/27	375	235,889
		3,227,098
Technology Hardware, Storage & Peripherals — 0.6%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28	3,388	2,262,929
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28	691	461,561
		2,724,490
Textiles, Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 12/21/28	1,407	1,410,876
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.72%, 11/24/28 (d)	690	688,538
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 03/08/30 (d)	207	208,367
		2,307,781
Trading Companies & Distributors — 2.4%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31	1,609	1,613,480
Security	Par (000)	Value
Trading Companies & Distributors (continued)
Core & Main LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 07/27/28	$3,463	$ 3,464,466
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 02/09/31	785	786,544
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 07/02/31	1,146	1,146,107
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.11%, 06/04/31	1,407	1,407,868
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.60%, 10/28/27	1,000	842,249
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 06/20/31	1,568	1,570,968
		10,831,682
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.71%, 12/15/26	830	825,803
Total Floating Rate Loan Interests — 121.9% (Cost: $560,065,726)		554,878,975

	Shares
Investment Companies
Equity Funds — 0.7%
Janus Henderson AAA CLO ETF	15,000	760,650
SPDR Blackstone Senior Loan ETF	60,000	2,503,800
		3,264,450
Fixed Income Funds — 3.5%
Invesco Senior Loan ETF	534,300	11,257,705
iShares 0-5 Year High Yield Corporate Bond ETF (j)	5,000	213,050
iShares iBoxx $ High Yield Corporate Bond ETF (j)	52,000	4,089,800
		15,560,555
Total Investment Companies — 4.2% (Cost: $18,701,399)		18,825,005

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (d)(k)	$1,607	—
Industrial Conglomerates — 0.0%
Millennium Corp. (d)(k)	1,508	—
Total Other Interests — 0.0% (Cost: $ — )		—

Shares
Preferred Securities
Preferred Stocks — 0.0% (c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	338	67,656
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 0.0%
Veritas Kapital Assurance PLC, Series G (d)	1,252	$ 25,044
Software — 0.0%
Veritas Kapital Assurance PLC, Series G (d)	1,814	36,268
		128,968
Total Preferred Securities — 0.0% (Cost: $301,718)		128,968
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (c)	1,895	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 132.0% (Cost: $607,587,038)		600,726,947
Liabilities in Excess of Other Assets — (32.0)%		(145,607,573)
Net Assets — 100.0%		$ 455,119,374

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $727,338, representing 0.2% of its net assets as of period end, and an original cost of $815,730.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Fund.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares (a)	$ —	$ 75,223,846	$ (75,223,846)	$ —	$ —	$ —	—	$ 16,834	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	211,100	—	—	—	1,950	213,050	5,000	14,755	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,708,650	2,435,364	(1,167,635)	25,187	88,234	4,089,800	52,000	234,466	—
				$ 25,187	$ 90,184	$ 4,302,850		$ 266,055	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20	EUR	19	Standard Chartered Bank	03/19/25	$ —
USD	138	EUR	131	Standard Chartered Bank	03/19/25	2
USD	137	EUR	130	Toronto-Dominion Bank	03/19/25	2
USD	956	EUR	906	Toronto-Dominion Bank	03/19/25	14
USD	1,912	EUR	1,814	UBS AG	03/19/25	27
						$ 45

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 45	$ —	$ —	$ 45
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 28,322	$ —	$ —	$ 28,322
Swaps	—	728,018	—	—	341,196	—	1,069,214
	$ —	$ 728,018	$ —	$ 28,322	$ 341,196	$ —	$ 1,097,536
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 14,150	$ —	$ —	$ 14,150
Swaps	—	(505,721)	—	—	(65,721)	—	(571,442)
	$ —	$ (505,721)	$ —	$ 14,150	$ (65,721)	$ —	$ (557,292)
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 1,104,237
Average amounts sold — in USD	— (a)
Credit default swaps:
Average notional value — sell protection	4,437,325
Total return swaps:
Average notional value	5,500,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 45	$ —
Total derivative assets and liabilities in the Statements of Assets and Liabilities	45	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$ 45	$ —
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)(c)
Standard Chartered Bank	$ 2	$ —	$ —	$ —	$ 2
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)(c)
Toronto-Dominion Bank	$ 16	$ —	$ —	$ —	$ 16
UBS AG	27	—	—	—	27
	$ 45	$ —	$ —	$ —	$ 45

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 11,908,334	$ —	$ 11,908,334
Common Stocks
Construction & Engineering	—	14,872	—	14,872
Entertainment	—	—	462,278	462,278
Financial Services	—	—	—	—
Ground Transportation	—	3,680	—	3,680
Health Care Providers & Services	—	265,060	—	265,060
IT Services	—	—	894,399	894,399
Semiconductors & Semiconductor Equipment	15	—	—	15
Trading Companies & Distributors	—	—	211,810	211,810
Corporate Bonds	—	9,557,957	—	9,557,957
Fixed Rate Loan Interests	—	1,092,114	2,483,480	3,575,594
Floating Rate Loan Interests	—	532,037,983	22,840,992	554,878,975
Investment Companies	18,825,005	—	—	18,825,005
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	67,656	61,312	128,968
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests (a)	—	1,420	—	1,420
	$ 18,825,020	$ 554,949,076	$ 26,954,271	$ 600,728,367
Derivative Financial Instruments (b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 45	$ —	$ 45

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation)
on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $143,000,000 are categorized as Level 2 within the fair value hierarchy.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 470,246	$ 43,313	$ —	$ 18,152,176	— (a)	$ —	$ 970	$ 18,666,705
Transfers into Level 3 (b)	—	—	—	5,975,084	—	—	—	5,975,084
Transfers out of Level 3 (c)	(178,020)	(43,313)	—	(3,934,593)	—	—	—	(4,155,926)
Accrued discounts/premiums	—	—	1,640	64,954	—	—	—	66,594
Net realized gain (loss)	(3,400,823)	—	—	(891,115)	—	—	—	(4,291,938)
Net change in unrealized appreciation (depreciation) (d)(e)	3,373,822	—	(7,074)	1,136,831	—	13,306	(970)	4,515,915
Purchases	1,340,871	—	2,488,914	18,784,533	—	48,006	—	22,662,324
Sales	(37,609)	—	—	(16,446,878)	—	—	—	(16,484,487)
Closing balance, as of December 31, 2024	$ 1,568,487	$ —	$ 2,483,480	$ 22,840,992	— (a)	$ 61,312	$ —	$ 26,954,271
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (e)	$ (54,526)	$ —	$ (7,074)	$ 191,212	—	$ 13,306	$ —	$ 142,918

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust (a)
Series 2004-1, Class A, 2.36%, 04/15/29	$436	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30 (b)	192	—
Total Asset-Backed Securities — 0.0% (Cost: $49,642)		—
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.5%
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.75%, 08/15/39 (b)(c)	135	135,669
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1 mo. Term SOFR + 1.69%), 6.09%, 03/15/40 (b)(c)	500	501,206
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1 mo. Term SOFR + 1.29%), 5.80%, 12/15/39 (b)(c)	230	230,071
Citigroup Commercial Mortgage Trust, Series 2023, Class A, 5.82%, 10/12/40 (b)(c)	340	345,541
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.51%, 11/15/51 (c)	1,904	31,315
CSRO Trust, Series 2023, Class A, 7.12%, 07/10/40	177	183,630
GS Mortgage Securities Corp. Trust (b)(c)
Series 2022-ECI, Class A, (1 mo. Term SOFR + 2.19%), 6.59%, 08/15/39	560	560,524
Series 2023-FUN, Class A, (1 mo. Term SOFR + 2.09%), 6.49%, 03/15/28	280	281,050
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 6.11%, 12/15/39 (b)(c)	160	159,750
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38 (b)	569	589,400
Wells Fargo Commercial Mortgage Trust (c)
Series 2018-AUS, Class A, 4.06%, 08/17/36 (b)	583	559,462
Series 2018-C44, Class XA, 0.70%, 05/15/51	4,654	89,513
		3,667,131
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	111	18,528
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37 (a)	17,014	2
		18,530
Principal Only Collateralized Mortgage Obligations (d) — 0.0%
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	83	57,419
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 0.01%, 11/25/35	44	24,088
		81,507
Total Non-Agency Mortgage-Backed Securities — 1.5% (Cost: $3,771,183)		3,767,168
U.S. Government Sponsored Agency Securities
Agency Obligations — 4.0%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30 (e)	13,000	10,177,523
Collateralized Mortgage Obligations — 66.5%
Fannie Mae, Series 2024-83, Class FA, (30-day Avg SOFR + 1.15%), 5.72%, 10/25/54 (c)	935	930,277
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	$1,499	$ 1,598,772
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 5.37%, 08/25/35 (c)	24	23,833
Series 2010-134, Class DB, 4.50%, 12/25/40	5,103	4,988,961
Series 2010-136, Class CY, 4.00%, 12/25/40	2,552	2,445,219
Series 2010-47, Class JB, 5.00%, 05/25/30	1,292	1,297,819
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351	13,424,517
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,277	3,078,808
Series 2011-99, Class CB, 4.50%, 10/25/41	24,867	24,294,886
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,428,810
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000	6,244,825
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 1.77%, 05/25/48 (c)	3,723	3,103,682
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001	1,901,412
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	3,884,117
Series 2023-56, Class FA, (30-day Avg SOFR + 1.40%), 5.97%, 11/25/53 (c)	208	210,614
Series 2024-48, Class FC, (30-day Avg SOFR + 1.10%), 5.67%, 07/25/54 (c)	678	677,068
Series 2024-54, Class FD, (30-day Avg SOFR + 1.25%), 5.82%, 08/25/54 (c)	612	615,163
Series 5443, Class FA, (30-day Avg SOFR + 1.20%), 5.77%, 08/25/54 (c)	877	880,691
Series 5444, Class FC, (30-day Avg SOFR + 1.12%), 5.69%, 08/25/54 (c)	2,382	2,383,414
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	150	158,120
Series 2731, Class ZA, 4.50%, 01/15/34	1,024	1,010,133
Series 2927, Class BZ, 5.50%, 02/15/35	977	994,770
Series 3745, Class ZA, 4.00%, 10/15/40	1,242	1,155,887
Series 3762, Class LN, 4.00%, 11/15/40	2,000	1,844,346
Series 3780, Class ZA, 4.00%, 12/15/40	3,054	2,878,248
Series 3856, Class PB, 5.00%, 05/15/41	5,526	5,542,759
Series 3963, Class JB, 4.50%, 11/15/41	430	419,069
Series 4016, Class BX, 4.00%, 09/15/41	15,284	14,416,581
Series 4269, Class PM, 4.00%, 08/15/41	8,884	7,971,379
Series 4299, Class JY, 4.00%, 01/15/44	1,000	913,838
Series 4384, Class LB, 3.50%, 08/15/43	3,075	2,962,745
Series 4615, Class LB, 4.50%, 09/15/41	6,802	6,587,756
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,753,610
Series 4774, Class L, 4.50%, 03/15/48	4,529	4,279,888
Series 4830, Class AV, 4.00%, 10/15/33	1,069	967,442
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,540,837
Series 5458, Class PF, (30-day Avg SOFR + 1.00%), 5.57%, 09/25/54 (c)	272	270,922
Series 5468, Class FM, (30-day Avg SOFR + 1.20%), 5.77%, 11/25/54 (c)	802	799,708
Series 5468, Class MF, (30-day Avg SOFR + 1.30%), 5.87%, 11/25/54 (c)	621	620,535
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	426	407,298
Series 2018-4, Class MA, 3.50%, 03/25/58	2,528	2,401,172
Series 2019-1, Class MA, 3.50%, 07/25/58	796	754,649
Series 2019-2, Class MA, 3.50%, 08/26/58	323	304,340
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28 (c)	24	24,312
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	6,582	6,224,343
Series 2012-16, Class HJ, 4.00%, 09/20/40	4,576	4,382,431

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ginnie Mae (continued)
Series 2015-96, Class ZM, 4.00%, 07/20/45	$9,143	$ 8,281,476
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,597	5,473,728
Series 2022-63, Class ZM, 3.50%, 10/20/50	4,544	3,450,973
		167,206,183
Commercial Mortgage-Backed Securities (c) — 0.5%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 0.88%, 06/25/29	1,385	45,626
Series K104, Class X1, 1.11%, 01/25/30	1,321	59,807
Series K105, Class X1, 1.52%, 01/25/30	1,807	111,776
Series K107, Class X1, 1.59%, 01/25/30	1,211	79,278
Series K109, Class X1, 1.57%, 04/25/30	929	61,570
Series K110, Class X1, 1.69%, 04/25/30	390	26,915
Series K113, Class X1, 1.38%, 06/25/30	1,584	94,688
Series K115, Class X1, 1.32%, 06/25/30	1,936	113,041
Series K120, Class X1, 1.03%, 10/25/30	3,849	178,619
Series K122, Class X1, 0.87%, 11/25/30	1,652	67,542
Ginnie Mae
Series 2013-63, Class IO, 0.77%, 09/16/51	3,037	77,989
Series 2014-169, Class IO, 0.60%, 10/16/56	11,808	256,698
		1,173,549
Interest Only Collateralized Mortgage Obligations — 13.5%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	19	744
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 1.92%, 05/25/36 (c)	1,796	155,774
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 1.32%, 12/25/41 (c)	10,437	893,800
Series 2013-10, Class PI, 3.00%, 02/25/43	3,241	366,041
Series 2013-45, Class EI, 4.00%, 04/25/43	1,178	100,305
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 1.57%, 09/25/45 (c)	7,759	611,171
Series 2020-12, Class JI, 4.50%, 03/25/50	6,338	1,506,871
Series 2021-23, Class CI, 3.50%, 07/25/46	16,115	2,817,589
Series 2021-26, Class AI, 3.50%, 05/25/50	23,463	4,425,284
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	395	7,745
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 1.29%, 09/15/41 (c)	13,577	1,129,898
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 1.29%, 11/15/41 (c)	7,906	606,659
Series 4026, Class IO, 4.50%, 04/15/32	413	27,934
Series 4119, Class SC, (30-day Avg SOFR + 6.04%), 1.44%, 10/15/42 (c)	189	18,247
Series 4706, Class IG, 4.00%, 07/15/47	11,718	2,337,357
Series 5013, Class JI, 4.00%, 09/25/50	16,852	3,635,157
Series 5083, Class IN, 4.50%, 07/25/32	9,210	758,555
Series 5116B, Class CI, 3.00%, 06/25/51	17,047	2,328,843
Series 5138, Class IP, 3.00%, 04/25/51	15,914	2,727,686
Series 5236, Class JI, 4.00%, 02/25/52	30,187	3,666,327
Ginnie Mae
Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 1.96%, 12/16/39 (c)	303	24,723
Series 2011-52, Class MJ, (1 mo. Term SOFR + 6.54%), 2.17%, 04/20/41 (c)	1,965	122,579
Series 2012-97, Class JS, (1 mo. Term SOFR + 6.14%), 1.74%, 08/16/42 (c)	2,637	106,994
Series 2017-101E, Class SL, (1 mo. Term SOFR + 6.09%), 1.72%, 07/20/47 (c)	7,326	792,458
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae (continued)
Series 2022-10, Class IT, 3.50%, 01/20/52	$10,987	$ 1,671,415
series 2022-60H, Class IH, 2.50%, 02/20/51	21,213	3,124,711
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29 (c)	3,672	4
		33,964,871
Mortgage-Backed Securities — 55.9%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57 (f)	27,705	25,587,444
Freddie Mac Mortgage-Backed Securities, 5.50%, 01/01/39 (f)	3,482	3,516,145
Ginnie Mae Mortgage-Backed Securities
8.00%, 05/15/26 - 06/15/27	3	3,619
5.00%, 10/20/39	839	834,033
6.50%, 12/20/54	1,581	1,643,770
Uniform Mortgage-Backed Securities
5.50%, 02/01/33 - 10/01/39 (f)(g)	2,719	2,732,931
5.00%, 06/01/33 - 01/15/55 (f)(g)(h)	25,328	24,728,992
6.50%, 10/01/38 - 10/01/39	927	961,757
2.50%, 01/16/40 (h)	180	163,420
4.00%, 01/01/41 - 10/01/52 (f)(g)	31,732	29,292,648
4.50%, 04/01/41 - 01/15/55 (f)(h)	18,954	17,896,971
3.00%, 01/14/55 (h)	35,470	30,121,789
3.50%, 01/14/55 (h)	3,664	3,240,503
		140,724,022
Principal Only Collateralized Mortgage Obligations (d) — 2.0%
Fannie Mae Interest Strip
Series 337, Class 1, 0.01%, 07/25/33	1,421	1,205,016
Series 397, Class 1, 0.01%, 09/25/39	1,851	1,419,239
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 0.00%, 02/25/29	11	10,230
Fannie Mae REMICS
Series 2002-13, Class PR, 0.01%, 03/25/32	13	11,786
Series 2011-90, Class AO, 0.01%, 09/25/41	3,138	2,354,671
		5,000,942
Total U.S. Government Sponsored Agency Securities — 142.4% (Cost: $397,373,091)		358,247,090
Total Long-Term Investments — 143.9% (Cost: $401,193,916)		362,014,258
Short-Term Securities
Borrowed Bond Agreement — 0.3%
BNP Paribas SA, 4.52%, 01/02/25 (Purchased 12/31/2024 to be repurchased at $692,421 Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $685,313, respectively)	692	692,335

Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36% (i)(j)	8,180,892	$ 8,180,892
Total Short-Term Securities — 3.5% (Cost: $8,873,227)		8,873,227
Total Investments Before Borrowed Bonds — 147.4% (Cost: $410,067,143)		370,887,485

Par (000)
Borrowed Bonds
U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42 (k)	$(917)	(685,313)
Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(685,313)
Total Investments, Net of Borrowed Bonds — 147.1% (Cost: $409,224,796)		370,202,172
Liabilities in Excess of Other Assets — (47.1)%		(118,572,639)
Net Assets — 100.0%		$ 251,629,533

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,494,937	$ 685,955 (a)	$ —	$ —	$ —	$ 8,180,892	8,180,892	$ 206,757	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	4.70%	12/11/24	01/14/25	$ 3,459,281	$ 3,468,314	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,145,522	5,158,957	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,270,733	5,284,495	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,417,282	5,431,428	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,191,495	5,205,051	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	7,854,879	7,875,389	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	3,988,240	3,998,654	U.S. Government Sponsored Agency Securities	Up to 30 Days

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	4.70%	12/11/24	01/14/25	$ 17,599,671	$ 17,647,648	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	3,624,264	3,633,727	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,137,667	5,151,082	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,904,961	1,909,935	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,535,036	5,549,488	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	4.63	12/23/24	01/14/25	1,641,413	1,643,313	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	4.63	12/23/24	01/14/25	2,426,565	2,429,373	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	4.63	12/23/24	01/14/25	2,404,609	2,407,393	U.S. Government Sponsored Agency Securities	Up to 30 Days
				$ 76,601,618	$ 76,794,247
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	232	03/20/25	$ 25,230	$ (336,021)
5-Year U.S. Treasury Note	76	03/31/25	8,079	(54,591)
				(390,612)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	150	03/20/25	16,697	219,753
U.S. Long Bond	126	03/20/25	14,344	374,730
2-Year U.S. Treasury Note	79	03/31/25	16,243	(179)
				594,304
				$ 203,692
Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.49%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	$ (5,578)	$ (6)	$ (5,572)
0.18%	Quarterly	1-day FEDL, 4.33%	Quarterly	N/A	10/21/25	USD	137	5,556	5	5,551
								$ (22)	$ (1)	$ (21)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 5	$ (6)	$ 5,551	$ (5,572)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 594,483	$ —	$ 594,483
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	—	—	—	5,551	—	5,551
	$ —	$ —	$ —	$ —	$ 600,034	$ —	$ 600,034
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 390,791	$ —	$ 390,791
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	—	—	—	5,572	—	5,572
	$ —	$ —	$ —	$ —	$ 396,363	$ —	$ 396,363

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (203,309)	$ —	$ (203,309)
Swaps	—	—	—	—	36	—	36
	$ —	$ —	$ —	$ —	$ (203,273)	$ —	$ (203,273)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 1,592,583	$ —	$ 1,592,583
Swaps	—	—	—	—	107	—	107
	$ —	$ —	$ —	$ —	$ 1,592,690	$ —	$ 1,592,690
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 34,952,523
Average notional value of contracts — short	53,588,403
Interest rate swaps:
Average notional value — pays fixed rate	136,615
Average notional value — receives fixed rate	136,615
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ —	$ —
Non-Agency Mortgage-Backed Securities	—	3,767,166	2	3,767,168
U.S. Government Sponsored Agency Securities	—	358,247,090	—	358,247,090
Short-Term Securities
Borrowed Bond Agreement	—	692,335	—	692,335
Money Market Funds	8,180,892	—	—	8,180,892
Liabilities
Investments
Borrowed Bonds	—	(685,313)	—	(685,313)
	$ 8,180,892	$ 362,021,278	$ 2	$ 370,202,172
Derivative Financial Instruments (a)
Assets
Interest Rate Contracts	$ 594,483	$ 5,551	$ —	$ 600,034
Liabilities
Interest Rate Contracts	(390,791)	(5,572)	—	(396,363)
	$ 203,692	$ (21)	$ —	$ 203,671

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $76,794,247 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO (a)(b)
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 6.98%, 04/20/34 (c)	USD	1,000	$ 1,002,134
Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.05%, 04/16/37		500	507,519
Anchorage Capital CLO Ltd., Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.42%, 04/28/37 (a)(b)		1,000	1,020,340
Apidos CLO XVIII-R (a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/22/38		2,255	2,274,168
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.07%, 01/22/38		1,353	1,353,000
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 13.18%, 04/25/35 (a)(b)		620	634,137
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.75%, 06/25/36 (a)(c)		3,781	2,431,573
Bain Capital Credit CLO Ltd. (a)(b)
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.18%, 07/19/34		300	302,577
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.00%, 07/24/34		250	251,478
Ballyrock CLO Ltd. (a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 11.15%, 07/20/37		250	253,832
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38		750	751,486
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.33%, 01/20/31 (a)(b)(c)		700	700,600
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.97%, 07/15/34 (a)(b)		250	250,476
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.82%, 04/15/34 (a)(b)		500	502,760
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3- mo. CME Term SOFR + 2.60%), 7.26%, 04/15/37 (a)(b)		800	809,773
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.38%, 04/20/32 (a)(b)(c)		1,600	1,603,084
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 11.32%, 07/20/32 (a)(b)		500	502,727
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3- mo. CME Term SOFR + 1.91%), 6.56%, 07/17/34 (a)(b)		250	250,952
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.35%, 10/15/37 (a)(b)(c)		500	502,396
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.42%, 04/20/35 (a)(b)		450	451,654
CIFC Funding Ltd. (a)(b)
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 7.68%, 04/27/31		250	251,508
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.07%, 04/21/37		550	558,500
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.79%, 01/18/38		1,804	1,809,414
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.17%, 01/18/38		2,255	2,260,909
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 7.67%, 10/20/37		500	509,511
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.73%, 01/15/40		500	500,124
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd. (a)(b) (continued)
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.91%, 01/22/38	USD	500	$ 507,044
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		310	174,272
Clear Creek CLO Ltd., Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 7.83%, 10/20/30 (a)(b)		250	251,434
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74 (b)		272	266,497
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/15/38 (a)(b)		500	500,000
CWABS Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1 mo. Term SOFR + 0.25%), 4.59%, 06/25/37 (a)		440	411,285
Dryden CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.54%, 04/18/31 (a)(b)		250	250,688
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 10.97%, 04/20/35 (a)(b)		585	587,598
Elmwood CLO II Ltd., Series 2019-2A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.31%, 10/20/37 (a)(b)		250	254,080
GoldenTree Loan Management U.S. CLO Ltd., Series 2021- 11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.59%, 10/20/34 (a)(b)		280	279,996
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.44%, 07/20/34 (a)(b)		250	251,995
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59 (b)		100	99,770
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 13.19%, 04/21/35 (a)(b)		400	409,007
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.82%, 10/21/30 (a)(b)		398	397,964
Madison Park Funding XXIX Ltd. (a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 7.89%, 10/18/30		510	512,860
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 10.59%, 10/18/30		250	251,053
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.61%, 04/15/37 (a)(b)		875	878,291
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.56%, 07/17/34 (a)(b)		250	251,050
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36 (b)		497	502,909
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 11.42%, 07/15/34 (a)(b)		790	794,663
Neuberger Berman Loan Advisers CLO Ltd. (a)(b)
Series 2019-32A, Class ER, (3-mo. CME Term SOFR + 6.36%), 10.98%, 01/20/32		425	427,990
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.37%, 01/20/35		400	400,805
OCP CLO Ltd. (a)(b)
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.09%, 04/10/33		250	251,315
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38		1,000	1,000,000
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.97%, 04/26/36		800	801,933

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.97%, 07/15/34 (a)(b)	USD	250	$ 251,374
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.18%, 07/20/30 (a)(b)		500	503,075
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.85%, 07/19/30 (a)(b)		721	721,831
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.29%, 01/25/31 (a)(b)		250	250,357
OHA Credit Funding Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.31%, 01/22/38 (a)(b)		300	300,000
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 10.42%, 01/20/31 (a)(b)		250	238,176
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38 (a)(b)		1,520	1,519,897
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38 (a)(b)		1,600	1,600,000
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3- mo. CME Term SOFR + 1.71%), 6.37%, 01/15/34 (a)(b)		300	301,531
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.12%, 01/20/38 (a)(b)		250	250,000
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 13.07%, 07/15/36 (a)(b)		500	514,980
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33 (b)(d)		980	917,574
Rockford Tower CLO Ltd. (a)(b)
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.77%, 10/15/29		500	502,737
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.84%, 01/15/38 (c)		2,977	2,991,483
RR Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 5.65%, 01/15/37 (a)(b)		250	250,000
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35 (b)		203	206,312
Sound Point CLO XXII Ltd., Series 2019-1AR, Class ARR, (3-mo. CME Term SOFR + 1.03%), 5.52%, 01/20/32 (a)(b)(c)		1,400	1,402,915
Sterling COOFS Trust (b)(d)
Series 2004-1, Class A, 2.36%, 04/15/29		607	—
Series 2004-2, Class Note, 2.08%, 03/30/30		520	—
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54 (b)		295	298,592
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.73%, 01/05/38 (a)(b)		500	502,150
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.48%, 04/23/35 (a)(b)		300	301,052
TCI-Flatiron CLO Ltd., Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.27%, 01/29/32 (a)(b)		600	600,429
Trimaran CAVU Ltd. (a)(b)
Series 2021-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 8.03%, 07/23/37		250	251,484
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.14%, 10/25/34		500	502,969
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.56%, 10/17/32 (a)(b)(c)	USD	500	$ 501,220
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.46%, 10/24/37 (a)(b)		500	508,199
Whitebox CLO III Ltd., Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.51%, 10/15/35 (a)(b)		250	251,491
Total Asset-Backed Securities — 9.6% (Cost: $49,387,970)			49,400,959

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd. (e)	47,837	5,740
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $36,292) (d)(e)(f)	2,888	213,712
Financial Services — 0.0%
NMG Parent LLC (d)(e)	1,330	—
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc. (e)	464	1,160
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $382,692) (e)(f)	12,321	137,589
Household Products — 0.0%
Berkline Benchcraft Equity LLC (d)(e)	3,155	—
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc. (d)(e)	801	—
IT Services — 0.1%
Travelport Finance Luxembourg SARL (d)(e)	90	301,483
Real Estate Management & Development — 0.0%
Adler Group SA (d)(e)	33,168	—
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (d)(e)	10,062	90,560
Total Common Stocks — 0.2% (Cost: $1,307,913)		750,244

		Par (000)
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc. (b)(c)
5.13%, 08/15/27	USD	653	628,557
7.75%, 04/15/28		330	297,762
9.00%, 09/15/28		1,338	1,401,188
7.50%, 06/01/29		1,045	914,322
7.88%, 04/01/30		657	676,180
CMG Media Corp., 8.88%, 06/18/29 (b)		188	141,043
Interpublic Group of Cos., Inc., 5.40%, 10/01/48 (c)		200	188,601
Lamar Media Corp., 4.00%, 02/15/30		40	36,415
Neptune Bidco U.S., Inc., 9.29%, 04/15/29 (b)(c)		745	692,942
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Advertising Agencies (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
4.25%, 01/15/29 (c)	USD	268	$ 249,209
4.63%, 03/15/30		107	98,874
7.38%, 02/15/31 (c)		295	308,346
Stagwell Global LLC, 5.63%, 08/15/29 (b)(c)		101	96,161
			5,729,600
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		274	277,865
Bombardier, Inc. (b)
6.00%, 02/15/28 (c)		542	539,804
7.50%, 02/01/29		9	9,364
8.75%, 11/15/30 (c)		463	497,695
7.25%, 07/01/31 (c)		180	185,630
7.00%, 06/01/32 (c)		254	258,384
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)(c)		446	446,083
Goat Holdco LLC, 6.75%, 02/01/32 (b)		358	354,502
Northrop Grumman Corp., 3.85%, 04/15/45 (c)		600	469,026
Spirit AeroSystems, Inc. (b)(c)
9.38%, 11/30/29		524	560,938
9.75%, 11/15/30		456	504,613
TransDigm, Inc. (b)(c)
6.75%, 08/15/28		1,197	1,207,442
6.38%, 03/01/29		1,991	1,995,423
7.13%, 12/01/31		787	805,859
6.63%, 03/01/32		2,088	2,106,846
6.00%, 01/15/33		1,154	1,130,984
Triumph Group, Inc., 9.00%, 03/15/28 (b)(c)		1,077	1,121,407
			12,471,865
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30 (b)		180	180,987
Automobile Components — 0.9%
Aptiv Swiss Holdings Ltd., 4.40%, 10/01/46 (c)		240	180,517
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (g)	EUR	200	207,046
8.50%, 05/15/27 (b)(c)	USD	2,599	2,602,953
6.75%, 05/15/28 (b)(c)		839	854,344
Forvia SE, 3.75%, 06/15/28 (g)	EUR	100	100,639
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)(c)	USD	112	113,628
Goodyear Tire & Rubber Co., 5.63%, 04/30/33		109	95,711
Mahle GmbH, 6.50%, 05/02/31 (g)	EUR	100	101,656
Schaeffler AG, 4.75%, 08/14/29 (g)		100	106,048
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	279	260,031
ZF Finance GmbH, 2.00%, 05/06/27 (g)	EUR	100	97,357
			4,719,930
Automobiles — 1.1%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	146	139,941
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (b)		200	195,241
10.38%, 03/31/29 (g)	GBP	100	123,062
Carvana Co. (b)(h)
(13.00% PIK), 13.00%, 06/01/30	USD	731	802,211
(14.00% PIK), 14.00%, 06/01/31 (c)		1,196	1,434,048
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		200	207,529
Ford Motor Credit Co. LLC, 5.13%, 06/16/25		200	199,871
General Motors Financial Co., Inc., 6.00%, 01/09/28 (c)		1,000	1,026,053
Global Auto Holdings Ltd/AAG FH UK Ltd., 11.50%, 08/15/29 (b)		200	203,532
Security		Par (000)	Value
Automobiles (continued)
LCM Investments Holdings II LLC (b)(c)
4.88%, 05/01/29	USD	349	$ 325,880
8.25%, 08/01/31		369	382,788
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34 (a)(g)	EUR	100	105,906
TML Holdings Pte. Ltd., 4.35%, 06/09/26 (g)	USD	200	196,236
Wabash National Corp., 4.50%, 10/15/28 (b)(c)		220	200,890
			5,543,188
Banks — 0.8%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36 (a)(g)	EUR	100	103,668
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30 (a)(g)		100	109,761
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(g)		100	107,937
Banco BPM SpA, (5-year EUR Swap + 3.17%), 2.88%, 06/29/31 (a)(g)		100	102,549
Banco Espirito Santo SA (a)(e)(g)(i)
0.00%, 01/15/18		100	29,004
4.00%, 01/21/22		100	29,004
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00% (a)(c)(g)(j)	USD	501	494,988
Barclays Bank PLC, 1.00%, 02/16/29 (c)(k)		359	360,091
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29 (a)(c)		1,100	1,142,165
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		103	113,910
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)(c)		200	200,028
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(g)	EUR	100	112,100
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(j)	USD	121	123,390
UBS AG/Stamford CT, 5.00%, 07/09/27 (c)		1,200	1,207,036
			4,235,631
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (c)		741	673,841
Biotechnology — 0.0%
Cidron Aida Finco SARL, 6.25%, 04/01/28 (g)	GBP	100	119,276
Broadline Retail (b) — 0.2%
Rakuten Group, Inc.
11.25%, 02/15/27	USD	214	233,266
9.75%, 04/15/29 (c)		561	607,213
			840,479
Building Materials — 1.5%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		195	192,452
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)(c)		241	230,939
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (b)	EUR	160	175,125
6.38%, 12/15/30 (g)		100	109,453
6.63%, 12/15/30 (b)(c)	USD	2,202	2,204,936
6.75%, 07/15/31 (b)		212	213,448
JELD-WEN, Inc., 7.00%, 09/01/32 (b)		486	451,047
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		81	78,249
9.75%, 07/15/28		300	306,791
Smyrna Ready Mix Concrete LLC (b)(c)
6.00%, 11/01/28		446	435,013
8.88%, 11/15/31		972	1,019,098
Standard Building Solutions, Inc., 6.50%, 08/15/32 (b)(c)		680	681,089

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc. (b)
4.75%, 01/15/28	USD	2	$ 1,914
4.38%, 07/15/30 (c)		519	475,513
3.38%, 01/15/31 (c)		353	302,666
Summit Materials LLC/Summit Materials Finance Corp. (b)
5.25%, 01/15/29		31	31,217
7.25%, 01/15/31 (c)		466	494,466
Wilsonart LLC, 11.00%, 08/15/32 (b)		305	298,954
			7,702,370
Building Products (b)(c) — 0.5%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30		249	252,622
GYP Holdings III Corp., 4.63%, 05/01/29		371	349,911
White Cap Buyer LLC, 6.88%, 10/15/28		1,933	1,911,599
			2,514,132
Capital Markets — 1.1%
Apollo Debt Solutions BDC (b)
6.90%, 04/13/29 (c)		318	328,967
6.70%, 07/29/31		195	200,265
Ares Strategic Income Fund (b)
5.70%, 03/15/28		230	229,968
5.60%, 02/15/30 (c)		329	325,146
Blackstone Private Credit Fund
5.95%, 07/16/29 (c)		136	136,896
6.25%, 01/25/31		66	67,110
6.00%, 11/22/34 (b)(c)		725	707,373
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (c)		150	157,217
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (c)		214	224,715
6.60%, 09/15/29 (b)		39	39,779
6.65%, 03/15/31 (c)		270	274,809
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)(c)		214	205,408
Focus Financial Partners LLC, 6.75%, 09/15/31 (b)		259	257,971
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34 (b)(c)		281	273,649
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (b)(c)		205	213,593
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)(c)		180	184,844
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (c)		654	619,191
9.75%, 01/15/29		240	240,618
4.38%, 02/01/29 (c)		152	126,963
10.00%, 11/15/29 (b)		372	372,878
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (c)(k)		300	315,150
Oaktree Strategic Credit Fund
8.40%, 11/14/28		52	55,709
6.50%, 07/23/29		117	118,230
			5,676,449
Chemicals — 1.7%
Avient Corp., 6.25%, 11/01/31 (b)		158	155,849
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)(c)		273	282,510
Axalta Coating Systems LLC, 3.38%, 02/15/29 (b)(c)		297	269,611
Chemours Co.
5.38%, 05/15/27		162	155,927
5.75%, 11/15/28 (b)		147	136,554
4.63%, 11/15/29 (b)(c)		174	151,176
8.00%, 01/15/33 (b)		320	312,658
Element Solutions, Inc., 3.88%, 09/01/28 (b)(c)		1,262	1,197,041
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (g)	EUR	100	104,399
Security		Par (000)	Value
Chemicals (continued)
Herens Holdco SARL, 4.75%, 05/15/28 (b)(c)	USD	212	$ 195,612
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)(c)		267	270,349
INEOS Finance PLC, 6.38%, 04/15/29 (g)	EUR	100	108,555
INEOS Quattro Finance 2 PLC (g)
8.50%, 03/15/29		100	110,836
6.75%, 04/15/30		100	107,400
Ingevity Corp., 3.88%, 11/01/28 (b)	USD	84	76,797
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(h)		300	254,101
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)(c)		133	136,802
Mativ Holdings, Inc., 8.00%, 10/01/29 (b)		153	147,369
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (b)		229	226,561
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		169	162,662
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (g)	EUR	100	110,312
9.75%, 11/15/28 (b)(c)	USD	1,100	1,167,118
6.25%, 10/01/29 (b)		200	189,989
7.25%, 06/15/31 (b)(c)		596	605,381
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)(c)		362	337,258
WR Grace Holdings LLC (b)(c)
4.88%, 06/15/27		122	118,225
5.63%, 08/15/29		1,191	1,095,342
7.38%, 03/01/31		355	362,532
			8,548,926
Commercial Services & Supplies — 4.0%
ADT Security Corp., 4.88%, 07/15/32 (b)		148	135,833
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)(c)		2,141	2,188,285
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (b)(c)		1,356	1,235,529
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)(c)		1,543	1,455,936
4.88%, 06/01/28 (g)	GBP	100	115,918
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 7.37%, 04/15/31 (a)(g)	EUR	100	103,975
APi Group DE, Inc. (b)
4.13%, 07/15/29	USD	132	120,640
4.75%, 10/15/29		100	94,042
Belron UK Finance PLC, 5.75%, 10/15/29 (b)(c)		796	787,808
Boels Topholding BV, 5.75%, 05/15/30 (g)	EUR	100	108,104
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)(c)	USD	800	838,688
Brink ’ s Co. (b)
6.50%, 06/15/29		157	159,106
6.75%, 06/15/32		162	163,190
Cimpress PLC, 7.38%, 09/15/32 (b)		283	281,146
Deluxe Corp., 8.13%, 09/15/29 (b)		132	133,851
EquipmentShare.com, Inc., 8.00%, 03/15/33 (b)		138	139,750
Fortress Transportation and Infrastructure Investors LLC (b)(c)
5.50%, 05/01/28		740	723,753
7.88%, 12/01/30		727	765,180
7.00%, 05/01/31		986	1,005,861
7.00%, 06/15/32		569	580,215
5.88%, 04/15/33		415	400,484
Garda World Security Corp. (b)
4.63%, 02/15/27 (c)		326	316,618
7.75%, 02/15/28 (c)		756	780,122
6.00%, 06/01/29		108	102,383
8.25%, 08/01/32		444	451,203
8.38%, 11/15/32 (c)		907	923,185
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Herc Holdings, Inc., 6.63%, 06/15/29 (b)(c)	USD	236	$ 238,990
Hertz Corp., 12.63%, 07/15/29 (b)		152	161,943
Loxam SAS, 6.38%, 05/31/29 (g)	EUR	100	109,188
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)	USD	125	119,259
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28 (b)(c)		127	126,302
Q-Park Holding I BV, 5.13%, 02/15/30 (g)	EUR	100	106,388
Raven Acquisition Holdings LLC, 6.88%, 11/15/31 (b)	USD	333	329,659
RR Donnelley & Sons Co., 9.50%, 08/01/29 (b)(c)		595	604,208
Service Corp. International (c)
5.13%, 06/01/29		238	230,262
3.38%, 08/15/30		273	238,875
4.00%, 05/15/31		370	329,709
5.75%, 10/15/32		641	621,759
Sotheby ’ s, 7.38%, 10/15/27 (b)(c)		691	683,299
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)(c)		453	401,716
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29 (g)	EUR	100	106,885
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26 (b)(c)	USD	435	430,950
United Rentals North America, Inc., 6.13%, 03/15/34 (b)		176	174,623
Verisure Holding AB, 9.25%, 10/15/27 (g)	EUR	80	86,908
Veritiv Operating Co., 10.50%, 11/30/30 (b)	USD	172	185,241
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)(c)		682	700,499
Williams Scotsman, Inc. (b)
6.13%, 06/15/25 (c)		183	182,314
6.63%, 06/15/29		32	32,381
7.38%, 10/01/31 (c)		378	388,949
			20,701,112
Construction & Engineering — 0.5%
Arcosa, Inc. (b)
4.38%, 04/15/29 (c)		286	266,489
6.88%, 08/15/32		31	31,499
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)(c)		1,642	1,671,231
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30 (g)(k)	EUR	100	108,728
Dycom Industries, Inc., 4.50%, 04/15/29 (b)	USD	119	111,046
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27 (g)		200	190,750
Heathrow Finance PLC, 4.13%, 09/01/29 (g)(l)	GBP	100	114,586
			2,494,329
Consumer Finance — 1.2%
Block, Inc. (c)
2.75%, 06/01/26	USD	468	450,964
3.50%, 06/01/31		104	91,570
6.50%, 05/15/32 (b)		1,785	1,802,231
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		68	73,082
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34 (a)(c)		440	441,903
Equifax, Inc., 2.60%, 12/15/25		59	57,809
Global Payments, Inc., 1.50%, 03/01/31 (b)(c)(k)		541	529,639
Navient Corp., 9.38%, 07/25/30		200	213,678
OneMain Finance Corp.
6.63%, 01/15/28		139	140,721
6.63%, 05/15/29		247	250,075
5.38%, 11/15/29		50	48,072
7.88%, 03/15/30 (c)		405	422,479
4.00%, 09/15/30		179	159,089
7.50%, 05/15/31		108	110,844
7.13%, 11/15/31		194	197,652
Security		Par (000)	Value
Consumer Finance (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32 (b)(c)	USD	723	$ 735,332
Shift4 Payments, Inc., 0.00%, 12/15/25 (k)(m)		174	233,682
Worldline SA/France, 0.00%, 07/30/26 (g)(k)(m)	EUR	86	85,917
			6,044,739
Consumer Staples Distribution & Retail — 0.0%
B&M European Value Retail SA, 6.50%, 11/27/31 (g)	GBP	100	124,226
Containers & Packaging — 1.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
6.00%, 06/15/27 (c)	USD	400	396,873
3.25%, 09/01/28		200	178,935
4.00%, 09/01/29 (c)		1,600	1,374,389
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (g)	EUR	200	185,426
4.13%, 08/15/26 (b)	USD	602	541,800
Clydesdale Acquisition Holdings, Inc. (b)(c)
6.63%, 04/15/29		380	382,519
6.88%, 01/15/30		515	518,485
8.75%, 04/15/30		600	606,521
Fiber Bidco SpA, 6.13%, 06/15/31 (g)	EUR	100	104,113
Graham Packaging Co., Inc., 7.13%, 08/15/28 (b)	USD	60	59,124
Graphic Packaging International LLC, 3.50%, 03/15/28 (b)		9	8,419
LABL, Inc. (b)
5.88%, 11/01/28		143	127,399
9.50%, 11/01/28 (c)		504	504,676
8.63%, 10/01/31		395	365,407
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27 (c)		3,720	3,795,181
9.25%, 04/15/27		169	170,977
OI European Group BV
6.25%, 05/15/28 (b)	EUR	115	123,637
5.25%, 06/01/29 (g)		100	105,657
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	39	38,832
7.25%, 05/15/31 (c)		129	125,545
Sealed Air Corp., 5.00%, 04/15/29 (b)		59	56,781
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)		22	24,268
			9,794,964
Diversified REITs — 0.9%
Digital Realty Trust LP, 1.88%, 11/15/29 (b)(k)		85	87,550
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (b)		108	98,564
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		199	183,154
Iron Mountain, Inc. (b)
7.00%, 02/15/29 (c)		702	717,280
5.25%, 07/15/30		23	21,955
5.63%, 07/15/32		19	18,150
6.25%, 01/15/33 (c)		395	393,423
SBA Communications Corp., 3.13%, 02/01/29 (c)		638	575,881
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28 (b)(c)		2,375	2,532,416
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25 (b)		75	74,705
			4,703,078
Diversified Telecommunication Services — 5.0%
Altice Financing SA (b)
5.00%, 01/15/28		200	156,546
5.75%, 08/15/29 (c)		724	529,999

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Altice France SA (b)
5.50%, 01/15/28	USD	381	$ 280,856
5.13%, 07/15/29		800	599,090
AT&T, Inc., 4.30%, 02/15/30 (c)		1,350	1,307,441
CommScope LLC, 4.75%, 09/01/29 (b)		461	410,600
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (b)		420	382,538
EchoStar Corp. (c)
(6.75% PIK), 6.75%, 11/30/30 (h)		1,503	1,362,945
10.75%, 11/30/29		1,450	1,559,653
Eutelsat SA, 1.50%, 10/13/28 (g)	EUR	100	76,912
Frontier Communications Holdings LLC
5.88%, 10/15/27 (b)(c)	USD	314	313,005
5.00%, 05/01/28 (b)(c)		753	736,144
5.88%, 11/01/29		45	44,253
6.00%, 01/15/30 (b)		178	177,603
8.75%, 05/15/30 (b)(c)		1,730	1,828,419
8.63%, 03/15/31 (b)(c)		371	394,577
Iliad Holding SASU
7.00%, 10/15/28 (b)(c)		343	347,586
5.38%, 04/15/30 (g)	EUR	100	106,537
8.50%, 04/15/31 (b)(c)	USD	479	509,256
7.00%, 04/15/32 (b)(c)		811	815,103
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (g)	EUR	100	105,505
Kenbourne Invest SA, 6.88%, 11/26/24 (b)(e)(i)	USD	275	110,000
Level 3 Financing, Inc. (b)
10.50%, 04/15/29 (c)		1,186	1,322,126
4.88%, 06/15/29 (c)		772	671,205
11.00%, 11/15/29 (c)		1,754	1,973,315
4.50%, 04/01/30		346	286,550
10.50%, 05/15/30 (c)		681	741,609
10.75%, 12/15/30		511	570,473
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (g)	EUR	100	109,020
Lumen Technologies, Inc. (b)
4.13%, 04/15/29	USD	200	180,584
4.13%, 04/15/30		200	178,326
10.00%, 10/15/32		221	220,114
Network i2i Ltd., (5-year CMT + 4.27%), 5.65% (a)(g)(j)		300	299,531
Optics Bidco SpA (b)(c)
6.00%, 09/30/34		242	232,329
7.20%, 07/18/36		358	365,418
Rogers Communications, Inc., 5.00%, 03/15/44 (c)		545	482,659
Sable International Finance Ltd., 7.13%, 10/15/32 (b)(c)		493	481,040
SoftBank Group Corp. (g)
3.38%, 07/06/29	EUR	100	100,044
3.88%, 07/06/32		200	196,850
Verizon Communications, Inc., 3.70%, 03/22/61 (c)	USD	1,000	678,070
Viavi Solutions, Inc., 3.75%, 10/01/29 (b)(c)		116	104,602
Vmed O2 U.K. Financing I PLC (g)
4.00%, 01/31/29	GBP	100	111,419
4.50%, 07/15/31		100	106,724
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (b)(c)	USD	1,183	1,221,829
Zayo Group Holdings, Inc. (b)(c)
4.00%, 03/01/27		2,495	2,301,036
6.13%, 03/01/28		307	260,947
Zegona Finance PLC, 6.75%, 07/15/29 (g)	EUR	100	110,225
			25,460,613
Security		Par (000)	Value
Electric Utilities — 2.2%
Alpha Generation LLC, 6.75%, 10/15/32 (b)	USD	337	$ 333,419
Black Hills Corp., 3.15%, 01/15/27 (c)		305	294,359
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32 (g)	EUR	100	107,860
6.38%, 02/15/32 (b)	USD	225	224,403
Calpine Corp. (b)
5.13%, 03/15/28 (c)		865	838,874
4.63%, 02/01/29 (c)		106	100,059
5.00%, 02/01/31		67	63,006
Clearway Energy Operating LLC (b)(c)
4.75%, 03/15/28		279	266,817
3.75%, 01/15/32		242	206,569
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(c)(j)		4,031	3,974,881
Enel Finance International NV, 3.63%, 05/25/27 (b)(c)		900	874,558
FirstEnergy Corp., 4.00%, 05/01/26 (k)		580	582,030
Lightning Power LLC, 7.25%, 08/15/32 (b)		92	94,588
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (g)		191	182,771
NRG Energy, Inc. (b)
5.75%, 07/15/29		268	260,528
6.00%, 02/01/33 (c)		808	784,750
6.25%, 11/01/34 (c)		522	512,001
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)		84	78,838
PG&E Corp., 4.25%, 12/01/27 (k)		196	212,562
Pike Corp., 8.63%, 01/31/31 (b)		89	93,891
Public Power Corp. SA, 4.63%, 10/31/31 (g)	EUR	100	105,440
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (g)	USD	149	150,351
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19 (a)(d)(e)(i)		780	—
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(j)		181	184,722
Vistra Operations Co. LLC (b)(c)
7.75%, 10/15/31		288	302,131
6.88%, 04/15/32		447	457,691
			11,287,099
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., 5.00%, 12/15/29 (b)(c)		374	356,905
Imola Merger Corp., 4.75%, 05/15/29 (b)(c)		330	312,936
Nexans SA, 4.25%, 03/11/30 (g)	EUR	100	105,918
Sensata Technologies BV, 4.00%, 04/15/29 (b)	USD	168	154,165
Sensata Technologies, Inc. (b)
4.38%, 02/15/30 (c)		483	442,446
3.75%, 02/15/31		54	47,209
6.63%, 07/15/32 (c)		227	226,755
WESCO Distribution, Inc., 6.63%, 03/15/32 (b)		185	188,029
Zebra Technologies Corp., 6.50%, 06/01/32 (b)		117	118,686
			1,953,049
Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		91	91,470
6.25%, 04/01/28 (c)		348	346,145
6.63%, 09/01/32 (c)		501	500,377
Halliburton Co., 3.80%, 11/15/25		3	2,975
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)(c)		566	577,347
Oceaneering International, Inc., 6.00%, 02/01/28		71	70,032
Star Holding LLC, 8.75%, 08/01/31 (b)(c)		256	253,650
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
TGS ASA, 8.50%, 01/15/30 (b)	USD	200	$ 204,473
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29 (b)(c)		371	377,547
Weatherford International Ltd., 8.63%, 04/30/30 (b)(c)		275	283,893
			2,707,909
Entertainment — 1.8%
Boyne USA, Inc., 4.75%, 05/15/29 (b)(c)		214	202,864
Caesars Entertainment, Inc. (b)
7.00%, 02/15/30 (c)		1,619	1,649,032
6.50%, 02/15/32 (c)		635	637,866
6.00%, 10/15/32		202	194,762
Churchill Downs, Inc. (b)
4.75%, 01/15/28		137	132,155
5.75%, 04/01/30 (c)		797	782,218
6.75%, 05/01/31 (c)		416	420,499
Cinemark USA, Inc., 7.00%, 08/01/32 (b)(c)		111	113,146
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 7.56%, 07/31/28 (a)(g)	EUR	100	104,849
Great Canadian Gaming Corp., 8.75%, 11/15/29 (b)	USD	408	417,604
Light & Wonder International, Inc. (b)
7.25%, 11/15/29		51	52,027
7.50%, 09/01/31		207	213,132
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		232	207,060
Live Nation Entertainment, Inc., 4.75%, 10/15/27 (b)(c)		131	126,649
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.94%, 12/15/30 (a)(g)	EUR	100	105,139
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)	USD	298	287,696
Merlin Entertainments Ltd., 5.75%, 06/15/26 (b)(c)		400	396,701
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (b)		72	67,882
Odeon Finco PLC, 12.75%, 11/01/27 (b)		200	209,999
Pinewood Finco PLC, 6.00%, 03/27/30 (g)	GBP	100	124,298
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29	USD	116	91,060
5.88%, 09/01/31		166	120,765
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)(c)		232	222,008
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)(c)		651	659,798
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 (b)		101	100,905
Vail Resorts, Inc., 6.50%, 05/15/32 (b)(c)		364	368,083
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29 (c)		679	650,328
7.13%, 02/15/31 (c)		492	512,374
6.25%, 03/15/33		190	186,672
			9,357,571
Environmental, Maintenance & Security Service — 1.0%
GFL Environmental, Inc. (b)
4.00%, 08/01/28 (c)		121	114,574
3.50%, 09/01/28		198	186,608
4.75%, 06/15/29 (c)		378	363,011
4.38%, 08/15/29 (c)		405	382,838
6.75%, 01/15/31 (c)		364	373,776
Madison IAQ LLC (b)
4.13%, 06/30/28		240	227,196
5.88%, 06/30/29 (c)		956	902,688
Paprec Holding SA, 7.25%, 11/17/29 (g)	EUR	100	109,800
Republic Services, Inc., 3.38%, 11/15/27 (c)	USD	750	725,143
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Reworld Holding Corp.
4.88%, 12/01/29 (b)(c)	USD	142	$ 131,324
5.00%, 09/01/30		70	64,554
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)(c)		1,297	1,296,277
Wrangler Holdco Corp., 6.63%, 04/01/32 (b)		105	106,890
			4,984,679
Financial Services — 1.3%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40 (a)		45	43,597
Azorra Finance Ltd., 7.75%, 04/15/30 (b)		174	171,446
Enact Holdings, Inc., 6.25%, 05/28/29		86	87,635
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		432	445,799
9.13%, 05/15/31 (c)		270	278,389
GGAM Finance Ltd. (b)
7.75%, 05/15/26		45	45,624
8.00%, 02/15/27 (c)		411	423,929
8.00%, 06/15/28		150	157,501
6.88%, 04/15/29 (c)		205	207,582
5.88%, 03/15/30		219	214,072
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (b)		199	201,597
Intrum AB, 3.00%, 09/15/27 (e)(g)(i)	EUR	100	74,737
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)(c)	USD	325	304,862
Macquarie Airfinance Holdings Ltd. (b)(c)
8.13%, 03/30/29		262	277,093
6.50%, 03/26/31		150	154,962
Nationstar Mortgage Holdings, Inc. (b)
6.00%, 01/15/27		45	44,763
6.50%, 08/01/29 (c)		409	408,307
5.13%, 12/15/30 (c)		219	204,334
5.75%, 11/15/31 (c)		147	140,505
7.13%, 02/01/32 (c)		714	722,896
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		332	347,837
7.13%, 11/15/30 (c)		277	280,520
PHH Escrow Issuer LLC, 9.88%, 11/01/29 (b)		145	145,652
ProGroup AG, 5.38%, 04/15/31 (g)	EUR	100	101,301
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (c)	USD	471	446,892
3.88%, 03/01/31 (c)		170	148,120
4.00%, 10/15/33		81	67,462
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31 (h)	EUR	217	75,336
UWM Holdings LLC, 6.63%, 02/01/30 (b)(c)	USD	382	379,640
			6,602,390
Food Products — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
3.25%, 03/15/26		83	80,973
7.50%, 03/15/26		107	107,378
4.63%, 01/15/27 (c)		477	466,989
5.88%, 02/15/28 (c)		298	296,771
6.50%, 02/15/28		99	100,303
3.50%, 03/15/29		142	129,243
4.88%, 02/15/30 (c)		170	161,981
Aramark International Finance SARL, 3.13%, 04/01/25 (g)	EUR	138	142,590
Aramark Services, Inc., 5.00%, 02/01/28 (b)(c)	USD	194	188,522
B&G Foods, Inc., 8.00%, 09/15/28 (b)		89	91,489
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (g)	GBP	138	167,099

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(c)(h)	USD	1,308	$ 1,383,234
Chobani LLC/Chobani Finance Corp., Inc. (b)(c)
4.63%, 11/15/28		457	439,922
7.63%, 07/01/29		1,411	1,459,094
Darling Global Finance BV, 3.63%, 05/15/26 (g)	EUR	120	124,147
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)(c)	USD	373	367,957
Fiesta Purchaser, Inc. (b)
7.88%, 03/01/31		103	107,505
9.63%, 09/15/32		135	141,424
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.63%, 12/15/29 (a)(g)	EUR	100	104,673
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29 (b)	USD	90	93,373
Lamb Weston Holdings, Inc. (b)(c)
4.88%, 05/15/28		257	250,902
4.13%, 01/31/30		312	285,271
4.38%, 01/31/32		300	271,453
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.30%, 07/01/29 (a)(g)	EUR	100	103,947
Performance Food Group, Inc. (b)
4.25%, 08/01/29	USD	306	283,917
6.13%, 09/15/32 (c)		383	382,982
Post Holdings, Inc. (b)
4.63%, 04/15/30 (c)		118	108,825
4.50%, 09/15/31		32	28,667
6.25%, 02/15/32 (c)		272	269,956
6.38%, 03/01/33		334	326,940
6.25%, 10/15/34		208	202,621
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29 (b)		129	119,208
U.S. Foods, Inc. (b)
4.63%, 06/01/30		19	17,869
7.25%, 01/15/32 (c)		234	242,170
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		179	176,344
			9,225,739
Ground Transportation — 0.5%
Brightline East LLC, 11.00%, 01/31/30 (b)(c)		220	209,963
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)(c)		340	342,050
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)(c)		1,241	1,233,168
Union Pacific Corp., 3.20%, 05/20/41 (c)		600	449,165
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32 (b)		135	139,151
			2,373,497
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc.
2.63%, 11/01/25 (g)	EUR	100	102,803
4.63%, 07/15/28 (b)(c)	USD	467	445,753
3.88%, 11/01/29 (b)		209	191,069
Bausch & Lomb Corp., 8.38%, 10/01/28 (b)(c)		1,333	1,379,655
Medline Borrower LP (b)(c)
3.88%, 04/01/29		435	402,804
5.25%, 10/01/29		1,181	1,139,740
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)(c)		585	591,168
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		199	213,437
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		196	198,568
			4,664,997
Health Care Providers & Services — 2.7%
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)(c)		345	333,134
Security		Par (000)	Value
Health Care Providers & Services (continued)
Charles River Laboratories International, Inc., 4.00%, 03/15/31 (b)	USD	42	$ 37,362
CHS/Community Health Systems, Inc. (b)(c)
5.63%, 03/15/27		1,028	986,590
6.00%, 01/15/29		631	565,001
5.25%, 05/15/30		902	740,838
4.75%, 02/15/31		329	255,290
10.88%, 01/15/32		775	799,589
Concentra Escrow Issuer Corp., 6.88%, 07/15/32 (b)(c)		340	347,126
DaVita, Inc., 6.88%, 09/01/32 (b)		186	187,426
Elevance Health, Inc., 3.65%, 12/01/27 (c)		1,000	972,831
Encompass Health Corp.
4.75%, 02/01/30 (c)		171	162,112
4.63%, 04/01/31		237	218,873
Ephios Subco 3 SARL, 7.88%, 01/31/31 (g)	EUR	100	112,767
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)(c)	USD	113	113,187
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (b)		218	218,173
HCA, Inc., 5.50%, 06/15/47 (c)		650	590,195
HealthEquity, Inc., 4.50%, 10/01/29 (b)(c)		615	576,473
IQVIA, Inc., 6.50%, 05/15/30 (b)		211	214,708
LifePoint Health, Inc. (b)(c)
9.88%, 08/15/30		333	359,293
11.00%, 10/15/30		791	868,251
10.00%, 06/01/32		316	321,292
Molina Healthcare, Inc. (b)
4.38%, 06/15/28		12	11,372
3.88%, 11/15/30		80	71,218
3.88%, 05/15/32 (c)		141	121,762
6.25%, 01/15/33		181	178,890
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (b)		118	114,780
Star Parent, Inc., 9.00%, 10/01/30 (b)(c)		992	1,030,291
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(c)		726	740,588
Tenet Healthcare Corp. (c)
6.13%, 06/15/30		250	248,030
6.75%, 05/15/31		657	663,728
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)(c)		252	256,816
UnitedHealth Group, Inc., 3.75%, 07/15/25 (c)		1,470	1,463,916
			13,881,902
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50 (c)		450	334,003
Healthpeak OP LLC, 2.88%, 01/15/31 (c)		1,000	880,576
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	439	486,986
5.25%, 08/01/26	USD	20	18,413
5.00%, 10/15/27		44	37,096
4.63%, 08/01/29 (c)		140	100,317
3.50%, 03/15/31		959	604,272
Ventas Realty LP, 4.13%, 01/15/26 (c)		650	644,798
			3,106,461
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		224	227,271
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (b)		123	121,246
Pebblebrook Hotel Trust, 1.75%, 12/15/26 (k)		14	13,001
RHP Hotel Properties LP/RHP Finance Corp. (b)(c)
7.25%, 07/15/28		136	139,642
4.50%, 02/15/29		302	285,126
6.50%, 04/01/32		596	599,000
Service Properties Trust (c)
8.63%, 11/15/31 (b)		1,418	1,475,554
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust (c) (continued)
8.88%, 06/15/32	USD	496	$ 459,052
XHR LP, 6.63%, 05/15/30 (b)		121	121,397
			3,441,289
Hotels, Restaurants & Leisure — 2.7%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29 (b)		197	194,049
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		108	102,132
4.38%, 01/15/28 (c)		134	127,999
4.00%, 10/15/30 (c)		451	403,346
Carnival Corp., 6.00%, 05/01/29 (b)(c)		794	792,121
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)(c)		522	556,132
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)(c)
4.63%, 01/15/29		436	404,032
6.75%, 01/15/30		136	125,463
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30 (c)		537	515,095
4.00%, 05/01/31 (b)(c)		189	169,975
3.63%, 02/15/32 (b)		52	45,171
6.13%, 04/01/32 (b)(c)		226	225,384
5.88%, 03/15/33 (b)(c)		406	399,491
Life Time, Inc. (b)
5.75%, 01/15/26		340	339,648
8.00%, 04/15/26		257	257,280
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		119	124,042
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)(c)		220	220,083
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)(c)		269	234,475
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (b)		400	396,500
5.38%, 12/04/29 (c)(g)		250	228,127
7.63%, 04/17/32 (b)(c)		261	262,099
MGM China Holdings Ltd.
5.88%, 05/15/26 (g)		250	248,750
4.75%, 02/01/27 (b)(c)		200	193,688
MGM Resorts International, 6.13%, 09/15/29 (c)		374	373,530
NCL Corp. Ltd. (b)
8.13%, 01/15/29		121	127,502
7.75%, 02/15/29		77	80,852
6.25%, 03/01/30		200	197,618
NCL Finance Ltd., 6.13%, 03/15/28 (b)(c)		261	261,838
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		141	151,048
Royal Caribbean Cruises Ltd. (b)(c)
5.63%, 09/30/31		948	932,509
6.25%, 03/15/32		150	151,797
6.00%, 02/01/33		928	925,796
Sabre GLBL, Inc. (b)(c)
8.63%, 06/01/27		428	422,109
10.75%, 11/15/29		220	226,961
Station Casinos LLC (b)
4.63%, 12/01/31 (c)		218	195,283
6.63%, 03/15/32		152	151,049
TUI AG, 5.88%, 03/15/29 (g)	EUR	100	108,398
Viking Cruises Ltd. (b)
5.88%, 09/15/27	USD	236	234,228
7.00%, 02/15/29		51	51,280
9.13%, 07/15/31 (c)		653	702,145
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		162	159,430
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
5.50%, 01/15/26 (c)(g)	USD	347	$ 343,638
5.50%, 01/15/26 (b)		200	198,062
5.63%, 08/26/28 (b)(c)		1,000	960,000
5.13%, 12/15/29 (b)(c)		410	379,250
			13,899,405
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
4.63%, 08/01/29		100	92,001
4.63%, 04/01/30		145	131,570
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		88	89,371
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		208	193,355
4.88%, 02/15/30 (c)		286	258,277
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29 (b)		378	371,540
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		115	119,818
Empire Communities Corp., 9.75%, 05/01/29 (b)		78	82,059
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29 (b)(c)		800	871,028
LGI Homes, Inc. (b)
8.75%, 12/15/28		89	93,356
7.00%, 11/15/32		161	159,413
Meritage Homes Corp., 1.75%, 05/15/28 (b)(k)		277	271,460
New Home Co., Inc., 9.25%, 10/01/29 (b)		224	235,745
Springs 2nd Lien Bond, 6.50%, 10/06/29 (d)		209	150,912
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		120	126,870
Tempur Sealy International, Inc. (b)
4.00%, 04/15/29		204	187,975
3.88%, 10/15/31		48	41,877
			3,476,627
Household Products — 0.1%
Berkline Benchcraft LLC, 0.00%, 05/03/12 (a)(d)(e)(i)		200	—
Central Garden & Pet Co., 5.13%, 02/01/28		15	14,572
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (b)		59	56,199
Spectrum Brands, Inc., 3.38%, 06/01/29 (b)(k)		190	185,497
			256,268
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (g)		200	202,376
NextEra Energy Partners LP (b)(k)
0.00%, 11/15/25 (m)		907	852,580
2.50%, 06/15/26		199	187,072
			1,242,028
Insurance — 4.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)(c)
4.25%, 10/15/27		627	598,482
6.75%, 10/15/27		1,684	1,670,073
6.75%, 04/15/28		282	282,663
5.88%, 11/01/29		878	843,478
7.00%, 01/15/31		912	915,562
7.38%, 10/01/32		938	946,631
AmWINS Group, Inc., 6.38%, 02/15/29 (b)		138	138,846
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29 (b)		230	233,109
Ardonagh Finco Ltd.
6.88%, 02/15/31 (g)	EUR	200	213,650
7.75%, 02/15/31 (b)(c)	USD	695	715,712
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)(c)		621	645,212

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 7.50%, 02/15/32 (b)	USD	382	$ 411,141
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)(c)
7.25%, 02/15/31		1,910	1,940,940
8.13%, 02/15/32		748	763,920
HUB International Ltd. (b)(c)
7.25%, 06/15/30		2,875	2,946,157
7.38%, 01/31/32		4,403	4,471,920
Jones Deslauriers Insurance Management, Inc. (b)(c)
8.50%, 03/15/30		747	785,696
10.50%, 12/15/30		468	505,967
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)(c)		2,687	2,713,855
Ryan Specialty LLC (b)
4.38%, 02/01/30		125	117,350
5.88%, 08/01/32		274	271,107
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34 (g)	EUR	100	107,755
USI, Inc./New York, 7.50%, 01/15/32 (b)(c)	USD	465	480,906
			22,720,132
Interactive Media & Services (g) — 0.0%
iliad SA
5.38%, 06/14/27	EUR	100	108,342
5.63%, 02/15/30		100	111,446
			219,788
Internet Software & Services — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL (b)
5.00%, 05/01/28 (c)	USD	403	364,427
9.00%, 08/01/29		200	191,279
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		200	189,335
5.63%, 09/15/28 (c)		400	371,061
Match Group Holdings II LLC (b)
4.63%, 06/01/28		157	149,509
5.63%, 02/15/29		106	102,931
4.13%, 08/01/30		198	175,381
3.63%, 10/01/31 (c)		153	130,563
Uber Technologies, Inc.
0.00%, 12/15/25 (k)(m)		156	157,248
6.25%, 01/15/28 (b)		118	119,015
Series 2028, 0.88%, 12/01/28 (k)		595	654,500
			2,605,249
IT Services — 0.5%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 (g)	EUR	100	105,398
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)	USD	258	259,953
CA Magnum Holdings, 5.38%, 10/31/26 (b)(c)		382	372,928
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)(c)		635	647,491
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		159	159,896
McAfee Corp., 7.38%, 02/15/30 (b)(c)		664	644,894
Science Applications International Corp., 4.88%, 04/01/28 (b)(c)		113	108,733
			2,299,293
Machinery — 1.2%
ATS Corp., 4.13%, 12/15/28 (b)		108	100,107
Chart Industries, Inc. (b)
7.50%, 01/01/30 (c)		570	592,616
9.50%, 01/01/31		79	84,660
Esab Corp., 6.25%, 04/15/29 (b)		266	269,309
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (b)		145	137,025
Security		Par (000)	Value
Machinery (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (b)(c)	USD	880	$ 918,725
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.93%, 04/15/29 (a)(g)	EUR	100	104,105
Manitowoc Co., Inc., 9.25%, 10/01/31 (b)	USD	137	140,428
Terex Corp. (b)
5.00%, 05/15/29 (c)		105	99,988
6.25%, 10/15/32		178	174,439
TK Elevator Holdco GmbH
6.63%, 07/15/28 (g)	EUR	129	133,467
7.63%, 07/15/28 (b)(c)	USD	822	821,400
TK Elevator Midco GmbH, 4.38%, 07/15/27 (g)	EUR	311	321,344
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)(c)	USD	1,729	1,692,545
Vertiv Group Corp., 4.13%, 11/15/28 (b)(c)		846	798,474
			6,388,632
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28 (b)		100	102,510
Media — 3.9%
Cable One, Inc.
0.00%, 03/15/26 (k)(m)		88	81,664
1.13%, 03/15/28 (c)(k)		684	562,590
4.00%, 11/15/30 (b)		23	19,218
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
5.38%, 06/01/29		57	54,460
6.38%, 09/01/29 (c)		1,563	1,549,639
4.75%, 03/01/30 (c)		104	94,969
4.25%, 02/01/31 (c)		475	413,975
7.38%, 03/01/31 (c)		1,567	1,597,530
4.75%, 02/01/32		32	28,086
4.50%, 06/01/33		19	15,986
4.25%, 01/15/34 (c)		959	778,027
Charter Communications Operating LLC/Charter Communications Operating Capital (c)
4.91%, 07/23/25		559	558,334
5.38%, 05/01/47		425	348,828
CSC Holdings LLC (b)
5.50%, 04/15/27		200	179,000
5.38%, 02/01/28		400	345,083
11.75%, 01/31/29 (c)		1,800	1,777,637
3.38%, 02/15/31		656	460,126
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)(c)		1,255	1,222,745
Discovery Communications LLC, 3.45%, 03/15/25 (c)		170	169,382
DISH DBS Corp. (b)
5.25%, 12/01/26		1,090	990,757
5.75%, 12/01/28		766	654,926
DISH Network Corp., 11.75%, 11/15/27 (b)		1,628	1,724,365
GCI LLC, 4.75%, 10/15/28 (b)		107	99,930
Gray Television, Inc., 10.50%, 07/15/29 (b)(c)		764	763,947
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)(c)		560	506,688
Midcontinent Communications, 8.00%, 08/15/32 (b)		388	398,526
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)		644	562,200
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26 (c)		462	443,777
5.00%, 08/01/27 (c)		677	658,401
4.00%, 07/15/28		97	89,372
Sunrise FinCo I BV, 4.88%, 07/15/31 (b)(c)		249	225,858
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29 (g)(h)	EUR	105	90,111
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Univision Communications, Inc. (b)(c)
6.63%, 06/01/27	USD	562	$ 559,736
8.00%, 08/15/28		640	651,597
8.50%, 07/31/31		398	390,239
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (b)(c)		554	522,274
VZ Secured Financing BV, 3.50%, 01/15/32 (g)	EUR	100	95,847
Ziggo Bond Co. BV, 5.13%, 02/28/30 (b)	USD	225	202,727
Ziggo BV, 4.88%, 01/15/30 (b)(c)		200	183,769
			20,072,326
Metals & Mining — 2.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)(c)		240	240,021
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		186	192,472
11.50%, 10/01/31 (c)		939	1,050,535
ATI, Inc.
5.88%, 12/01/27 (c)		127	125,870
4.88%, 10/01/29		101	96,206
7.25%, 08/15/30 (c)		535	550,143
5.13%, 10/01/31 (c)		215	202,148
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)(c)		806	805,172
Carpenter Technology Corp., 7.63%, 03/15/30		367	375,854
Cleveland-Cliffs, Inc. (b)
6.88%, 11/01/29		231	228,528
7.38%, 05/01/33		187	183,672
Constellium SE (b)(c)
5.63%, 06/15/28		500	488,956
3.75%, 04/15/29		735	665,285
6.38%, 08/15/32		317	306,821
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)(c)		450	476,159
Kaiser Aluminum Corp. (b)(c)
4.63%, 03/01/28		243	228,476
4.50%, 06/01/31		770	678,756
Novelis Corp. (b)(c)
3.25%, 11/15/26		822	782,959
4.75%, 01/30/30		916	841,575
3.88%, 08/15/31		1,030	886,823
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (g)	EUR	200	198,825
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (b)	USD	122	113,994
Samarco Mineracao SA (h)
(9.00% PIK), 9.00%, 06/30/31 (g)		29	27,622
(9.00% PIK), 9.00%, 06/30/31 (b)		10	9,867
Vallourec SACA, 7.50%, 04/15/32 (b)(c)		317	328,517
Volcan Cia Minera SAA, 8.75%, 01/24/30 (b)		33	31,412
			10,116,668
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		67	63,176
7.00%, 07/15/31		225	230,551
Starwood Property Trust, Inc.
7.25%, 04/01/29		171	175,413
6.00%, 04/15/30		90	88,337
6.50%, 07/01/30		174	174,218
			731,695
Oil, Gas & Consumable Fuels — 8.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (b)		393	401,909
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.38%, 06/15/29	USD	206	$ 200,608
6.63%, 02/01/32 (c)		230	231,675
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		165	199,466
8.25%, 12/31/28 (c)		288	293,999
5.88%, 06/30/29		35	34,085
Baytex Energy Corp., 8.50%, 04/30/30 (b)		43	43,934
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		224	228,782
7.25%, 07/15/32		180	184,920
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28 (b)(c)		249	248,459
Buckeye Partners LP
4.13%, 03/01/25 (b)(c)		176	175,528
6.88%, 07/01/29 (b)		97	98,175
5.85%, 11/15/43		145	125,592
5.60%, 10/15/44		86	70,487
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		778	801,562
Civitas Resources, Inc. (b)(c)
8.38%, 07/01/28		232	240,948
8.63%, 11/01/30		214	224,111
8.75%, 07/01/31		517	538,990
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		96	87,548
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (c)		362	352,889
6.75%, 03/01/29		137	133,178
5.88%, 01/15/30 (c)		769	717,184
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)(c)		1,617	1,544,442
Crescent Energy Finance LLC (b)(c)
7.63%, 04/01/32		629	625,763
7.38%, 01/15/33		536	520,530
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		125	129,716
DT Midstream, Inc. (b)(c)
4.13%, 06/15/29		328	306,312
4.38%, 06/15/31		329	300,187
Ecopetrol SA, 8.88%, 01/13/33		122	123,856
eG Global Finance PLC, 12.00%, 11/30/28 (b)(c)		298	333,252
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		210	221,549
Energy Transfer LP (c)
3.90%, 07/15/26		235	231,909
(5-year CMT + 4.02%), 8.00%, 05/15/54 (a)		469	491,488
Series H, (5-year CMT + 5.69%), 6.50% (a)(j)		4,409	4,410,816
EQM Midstream Partners LP (b)
4.50%, 01/15/29		20	19,039
6.38%, 04/01/29 (c)		343	344,154
7.50%, 06/01/30		84	89,358
4.75%, 01/15/31		398	374,291
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (c)		182	182,217
8.25%, 01/15/29 (c)		327	330,231
8.88%, 04/15/30 (c)		213	216,728
7.88%, 05/15/32 (c)		598	585,641
8.00%, 05/15/33		393	384,602
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (b)		189	190,318
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		112	114,041
Hess Corp., 4.30%, 04/01/27		50	49,490
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)(c)		257	259,541

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28	USD	145	$ 140,419
5.75%, 02/01/29		212	202,258
6.00%, 04/15/30		21	19,736
8.38%, 11/01/33 (c)		687	701,285
6.88%, 05/15/34		338	315,046
7.25%, 02/15/35		148	139,139
Howard Midstream Energy Partners LLC (b)(c)
8.88%, 07/15/28		263	276,217
7.38%, 07/15/32		261	265,143
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 (g)		200	198,312
Impulsora Pipeline LLC, 6.05%, 01/01/43 (a)(d)		1,285	1,084,835
ITT Holdings LLC, 6.50%, 08/01/29 (b)(c)		400	366,175
Kinetik Holdings LP (b)
6.63%, 12/15/28		58	59,334
5.88%, 06/15/30		53	52,168
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (b)		148	146,515
Matador Resources Co. (b)(c)
6.88%, 04/15/28		276	279,817
6.50%, 04/15/32		303	299,569
Medco Bell Pte. Ltd., 6.38%, 01/30/27 (g)		250	248,750
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31 (b)		102	99,739
MPLX LP, 4.25%, 12/01/27 (c)		185	182,094
Murphy Oil Corp., 5.88%, 12/01/42		29	25,026
Nabors Industries Ltd., 7.50%, 01/15/28 (b)(c)		163	150,932
Nabors Industries, Inc. (b)
7.38%, 05/15/27		117	116,864
9.13%, 01/31/30 (c)		107	108,815
8.88%, 08/15/31		59	54,787
NFE Financing LLC, 12.00%, 11/15/29 (b)		378	397,194
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29		512	518,730
8.38%, 02/15/32 (c)		1,173	1,181,982
Noble Finance II LLC, 8.00%, 04/15/30 (b)(c)		341	344,398
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)(c)		1,015	1,030,556
3.63%, 04/15/29 (k)		152	177,916
8.75%, 06/15/31 (b)(c)		223	230,181
Northriver Midstream Finance LP, 6.75%, 07/15/32 (b)		172	173,020
Parkland Corp., 6.63%, 08/15/32 (b)		259	256,307
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		222	217,847
Permian Resources Operating LLC (b)(c)
8.00%, 04/15/27		272	277,748
5.88%, 07/01/29		411	403,272
7.00%, 01/15/32		329	333,971
6.25%, 02/01/33		214	211,231
Petroleos Mexicanos
4.25%, 01/15/25		37	36,915
6.50%, 03/13/27		85	81,906
8.75%, 06/02/29		130	129,863
5.95%, 01/28/31 (c)		158	132,905
6.70%, 02/16/32		48	41,910
10.00%, 02/07/33		28	29,120
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		192	197,805
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		51	48,421
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)(c)		389	399,922
SM Energy Co.
6.50%, 07/15/28		38	37,762
7.00%, 08/01/32 (b)		129	127,188
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC, 8.63%, 10/31/29 (b)	USD	139	$ 144,162
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		148	142,336
7.38%, 02/15/29 (c)		501	502,586
6.00%, 12/31/30		3	2,841
6.00%, 09/01/31		131	123,642
Talos Production, Inc. (b)
9.00%, 02/01/29		62	63,610
9.38%, 02/01/31		154	156,985
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (b)(c)		331	309,077
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (c)		280	271,998
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		117	119,716
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)(c)		146	148,975
Transocean, Inc. (b)(c)
8.00%, 02/01/27		178	177,664
8.25%, 05/15/29		580	568,151
8.75%, 02/15/30		650	670,619
8.50%, 05/15/31		690	676,460
Valaris Ltd., 8.38%, 04/30/30 (b)(c)		798	806,402
Venture Global Calcasieu Pass LLC (b)
3.88%, 08/15/29 (c)		802	736,812
4.13%, 08/15/31		9	8,060
3.88%, 11/01/33 (c)		473	406,365
Venture Global LNG, Inc. (b)(c)
9.50%, 02/01/29		2,255	2,492,375
7.00%, 01/15/30		584	592,748
8.38%, 06/01/31		1,435	1,496,600
9.88%, 02/01/32		1,765	1,936,698
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		159	157,765
Vital Energy, Inc. (c)
9.75%, 10/15/30		231	243,549
7.88%, 04/15/32 (b)		687	661,029
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (b)		201	193,407
			44,375,177
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31 (b)		142	138,627
Passenger Airlines (b) — 0.3%
American Airlines, Inc., 8.50%, 05/15/29 (c)		478	501,868
OneSky Flight LLC, 8.88%, 12/15/29		287	287,201
United Airlines, Inc., 4.63%, 04/15/29 (c)		606	576,177
			1,365,246
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		220	215,123
Pharmaceuticals — 1.4%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		271	270,784
AbbVie, Inc., 4.25%, 11/14/28 (c)		1,000	984,745
Bausch Health Cos., Inc. (b)
6.13%, 02/01/27		722	655,215
5.75%, 08/15/27		88	76,560
11.00%, 09/30/28		1,313	1,247,350
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (g)	EUR	100	96,127
CVS Health Corp., 3.75%, 04/01/30 (c)	USD	1,000	915,963
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)(c)		310	328,455
Grifols SA (g)
2.25%, 11/15/27	EUR	163	161,071
7.13%, 05/01/30		100	106,453
Gruenenthal GmbH, 4.63%, 11/15/31 (g)		100	104,725
Jazz Securities DAC, 4.38%, 01/15/29 (b)(c)	USD	200	188,575
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30 (g)	EUR	100	109,077
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Option Care Health, Inc., 4.38%, 10/31/29 (b)(c)	USD	245	$ 225,942
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)(c)
4.13%, 04/30/28		200	187,897
7.88%, 05/15/34		200	204,472
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.56%, 12/31/29 (a)(g)	EUR	100	104,781
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	118,993
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 (c)	USD	337	322,991
4.75%, 05/09/27 (c)		400	390,024
7.88%, 09/15/29		200	215,552
8.13%, 09/15/31 (c)		200	222,866
			7,238,618
Real Estate Management & Development — 0.4%
Adler Financing SARL (h)
Series 1.5L, (14.00% PIK), 14.00%, 12/31/29	EUR	13	14,383
Series 1L, (12.50% PIK), 12.50%, 12/31/28		39	41,711
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)	USD	236	209,243
Series AI, 7.00%, 04/15/30 (c)		271	240,594
CoreLogic, Inc., 4.50%, 05/01/28 (b)(c)		1,313	1,221,769
Cushman & Wakefield U.S. Borrower, LLC, 8.88%, 09/01/31 (b)		181	194,861
Fantasia Holdings Group Co. Ltd. (e)(g)(i)
11.75%, 04/17/22		400	9,000
11.88%, 06/01/23		200	4,500
9.25%, 07/28/23		200	4,500
9.88%, 10/19/23		200	4,500
Howard Hughes Corp. (b)
4.13%, 02/01/29		149	137,683
4.38%, 02/01/31		100	90,034
Vivion Investments SARL, Series DEC, (6.50% PIK), 6.50%, 08/31/28 (g)(h)	EUR	100	101,223
			2,274,001
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)	USD	140	132,765
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom, Inc., 4.11%, 09/15/28 (c)		1,594	1,557,054
Entegris, Inc., 4.75%, 04/15/29 (b)(c)		763	730,578
MKS Instruments, Inc., 1.25%, 06/01/30 (b)(k)		569	550,792
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25		33	32,735
ON Semiconductor Corp., 0.50%, 03/01/29 (k)		210	197,715
QUALCOMM, Inc., 1.65%, 05/20/32 (c)		1,779	1,417,836
			4,486,710
Software — 4.6%
ACI Worldwide, Inc., 5.75%, 08/15/26 (b)(c)		269	268,515
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)(c)		3,100	2,946,073
Camelot Finance SA, 4.50%, 11/01/26 (b)(c)		442	429,514
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)(c)		488	505,134
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)(c)		599	607,635
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)(c)		672	664,063
Clarivate Science Holdings Corp. (b)(c)
3.88%, 07/01/28		730	680,033
4.88%, 07/01/29		907	845,516
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc. (b)(c)
6.50%, 03/31/29	USD	2,983	$ 2,927,943
9.00%, 09/30/29		2,917	2,961,612
8.25%, 06/30/32		2,127	2,191,981
Dun & Bradstreet Corp., 5.00%, 12/15/29 (b)(c)		514	489,477
Elastic NV, 4.13%, 07/15/29 (b)(c)		226	209,517
Ellucian Holdings, Inc., 6.50%, 12/01/29 (b)(c)		413	413,175
Fair Isaac Corp., 4.00%, 06/15/28 (b)(c)		354	334,045
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (b)(c)		200	183,559
7.88%, 05/01/29 (g)	EUR	100	106,304
8.75%, 05/01/29 (b)(c)	USD	217	221,853
Nutanix, Inc., 0.50%, 12/15/29 (b)(k)		100	98,850
Oracle Corp., 3.60%, 04/01/50 (c)		785	549,978
Snowflake, Inc. (b)(k)(m)
0.00%, 10/01/27		293	344,417
0.00%, 10/01/29		386	457,796
SS&C Technologies, Inc. (b)(c)
5.50%, 09/30/27		777	769,550
6.50%, 06/01/32		534	538,663
Twilio, Inc.
3.63%, 03/15/29		112	103,001
3.88%, 03/15/31 (c)		251	225,110
UKG, Inc., 6.88%, 02/01/31 (b)(c)		2,972	3,015,190
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)(c)		388	352,605
			23,441,109
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29 (g)	EUR	100	107,981
Bubbles Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.93%, 09/30/31 (a)(g)		100	103,378
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.30%, 07/15/31 (a)(g)		100	104,320
Fressnapf Holding SE, 5.25%, 10/31/31 (g)		100	106,693
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (b)(c)	USD	337	325,765
Staples, Inc., 10.75%, 09/01/29 (b)		220	216,433
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (b)		91	81,124
			1,045,694
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/30 (b)		166	170,408
NCR Atleos Corp., 9.50%, 04/01/29 (b)(c)		105	113,747
Seagate HDD Cayman (c)
8.25%, 12/15/29		449	478,406
8.50%, 07/15/31		557	595,633
			1,358,194
Textiles, Apparel & Luxury Goods (b) — 0.0%
Crocs, Inc., 4.25%, 03/15/29		25	23,110
Hanesbrands, Inc., 9.00%, 02/15/31		15	15,988
Levi Strauss & Co., 3.50%, 03/01/31		16	13,994
S&S Holdings LLC, 8.38%, 10/01/31		82	82,580
			135,672
Trading Companies & Distributors (b) — 0.3%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 (c)		374	372,649
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		174	170,873
Gates Corp., 6.88%, 07/01/29 (c)		196	199,375
Resideo Funding, Inc.
4.00%, 09/01/29		59	53,443

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Trading Companies & Distributors (continued)
Resideo Funding, Inc. (continued)
6.50%, 07/15/32 (c)	USD	307	$ 307,383
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26 (e)(i)		662	278,040
			1,381,763
Transportation Infrastructure — 0.1%
GN Bondco LLC, 9.50%, 10/15/31 (b)(c)		189	199,015
Mobico Group PLC, 3.63%, 11/20/28 (g)	GBP	100	114,709
			313,724
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32 (c)	USD	900	857,754
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23 (b)(e)(h)(i)		157	54,920
Total Corporate Bonds — 72.9% (Cost: $376,294,356)			374,812,035
Fixed Rate Loan Interests
Advertising Agencies — 0.1%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27 (d)		525	515,812
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 0.00%, 12/18/27 (d)		67	67,300
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 11/01/31 (d)		1,023	1,023,000
Software — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		595	598,350
Total Fixed Rate Loan Interests — 0.4% (Cost: $2,204,205)			2,204,462
Floating Rate Loan Interests (a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28		347	349,001
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.52%, 02/07/31		68	68,338
			417,339
Aerospace & Defense — 1.5%
Barnes Group, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 09/03/30		556	555,935
2024 Term Loan B, 12/10/31 (n)		276	276,414
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/31/30		662	665,695
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29		657	653,502
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		942	945,242
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		358	359,766
Security		Par (000)	Value
Aerospace & Defense (continued)
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.83%, 04/21/31	USD	503	$ 505,832
Propulsion BC Finco SARL, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/14/29		117	117,817
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31		177	176,672
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31		1,958	1,961,128
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/19/32		491	491,536
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 03/22/30		849	851,560
			7,561,099
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 03/17/30		158	158,944
Automobile Components — 0.5%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/06/30		1,840	1,845,467
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.62%, 11/17/28		644	624,307
			2,469,774
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/08/28		95	89,470
Banks — 0.3%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 08/02/28 (d)		1,603	1,614,660
Beverages — 0.3%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 01/24/30		911	301,692
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.43%, 01/24/29		1,486	963,488
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 03/31/28		506	509,718
			1,774,898
Broadline Retail — 0.2%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.09%, 11/08/27		1,126	1,131,875
Building Materials — 2.0%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.84%, 05/17/28		514	414,508
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 09/19/31		461	462,287
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28		1,893	1,901,748
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.75%, 04/12/28		75	71,134
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 11/23/27		313	304,131
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 10/02/28		417	418,760
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31	USD	727	$ 729,582
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30		1,017	1,020,454
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.36%, 03/08/29		386	379,032
Oscar AcquisitionCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29		584	576,481
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.11%, 12/14/27		256	258,198
Quikrete Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 04/14/31		398	397,539
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 03/19/29		310	309,906
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 04/02/29 (d)		277	279,298
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/22/28		224	224,037
Summit Materials LLC, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.15%, 01/12/29		370	370,207
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31		1,534	1,535,889
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.47%, 10/04/28		389	391,167
			10,044,358
Building Products — 0.8%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/19/28		861	862,737
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 01/29/31		1,241	1,219,312
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31		272	273,232
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/12/30		158	158,227
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 10/19/29		1,799	1,800,413
			4,313,921
Capital Markets — 1.1%
Advisor Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/17/28		668	670,096
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/09/30		333	333,068
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31 (n)		430	429,463
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.08%, 04/09/27		1,548	1,511,612
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28		536	510,066
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/07/28		494	496,446
Security		Par (000)	Value
Capital Markets (continued)
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 06/27/29	USD	76	$ 76,165
Focus Financial Partners LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/15/31		715	720,804
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/31/30		70	69,886
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.40%, 12/15/31		467	464,724
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 10/21/31		401	402,255
			5,684,585
Chemicals — 2.5%
Advancion Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/24/27		328	328,268
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 7.96%, 09/30/28		327	328,852
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.10%, 08/27/26		233	197,697
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 12/20/29		720	721,221
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 08/18/28		598	600,855
Derby Buyer LLC, 2024 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.37%, 11/01/30		1,140	1,143,121
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.96%, 10/04/29		75	75,149
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.84%, 06/12/31		740	742,151
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 12/18/30		1,005	1,006,287
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.36%, 02/15/30		314	315,848
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28		672	657,325
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 10/01/31 (d)		298	300,607
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 02/18/30		295	296,079
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/15/28		956	961,215
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 11/21/31 (d)		430	431,075
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28 (d)		1,280	1,292,273
NIC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.34%, 12/29/27		161	143,842
Nouryon Finance BV, 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.66%, 04/03/28		657	660,339
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.19%, 12/31/26		913	779,608

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
OQ Chemicals Corp. (continued)
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.36%, 12/31/26	USD	103	$ 105,272
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 10/09/31		277	278,039
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 0.00%, 08/02/30		861	865,988
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/22/28		807	813,730
			13,044,841
Commercial Services & Supplies — 4.9%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.10%, 08/16/29		1,011	1,019,619
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 02/04/28		1,049	1,052,192
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28		2,401	2,407,116
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 01/03/29		680	679,857
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.22%, 08/06/27		473	467,426
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31		955	962,764
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31		2,184	2,192,174
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 11/24/28		910	911,807
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/31/31		1,098	1,095,937
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29		879	830,340
CHG Healthcare Services Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 09/29/28		456	457,040
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/01/31		1,569	1,574,242
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 07/06/29		338	339,088
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31 (d)		202	203,505
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29		331	293,006
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 02/01/29		406	406,532
Grant Thornton Advisors Holdings LLC, 2024 Term Loan B, 06/02/31 (n)		62	62,452
Grant Thornton Advisors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 06/02/31		184	183,390
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28	USD	486	$ 435,002
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28		95	85,295
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.84%, 06/12/30		422	425,896
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.59%, 08/11/28		110	110,542
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.86%, 05/04/28		1,305	1,312,657
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.44%, 11/15/31		890	890,837
OMNIA Partners LLC, 2024 Term Loan B, 07/25/30 (n)		339	339,518
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31		380	382,770
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.52%, 10/13/30		446	446,458
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31		300	300,355
Reworld Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28		111	111,366
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 11/14/30		47	46,853
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 10/04/30		792	795,585
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31		1,020	1,018,131
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31		1,057	1,054,540
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/02/27		236	229,200
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30		292	292,935
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.76%, 02/22/31		607	607,670
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28		444	278,268
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/30/31		1,024	1,026,673
			25,329,038
Construction & Engineering — 1.3%
AECOM, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/18/31		637	641,844
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.22%, 09/22/28		638	640,723
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 09/22/28		353	354,721
Arcosa Inc, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 08/12/31		412	414,923
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30	USD	2,134	$ 2,070,367
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.00%, 07/01/31		746	747,643
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/01/31		1,050	1,053,146
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 11/03/31		164	164,513
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31		147	147,735
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 7.96%, 12/16/27		236	237,207
			6,472,822
Consumer Finance — 0.2%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31		864	861,364
Containers & Packaging — 0.9%
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.53%, 11/29/30		2,226	2,235,438
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/29/28		680	656,271
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.59%, 04/15/27		648	651,820
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 07/31/26		254	255,607
Trident TPI Holdings, Inc., 2024 Term Loan B7, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.19%, 09/15/28		622	627,009
			4,426,145
Distributors — 0.1%
TMK Hawk Parent Corp.
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		24	12,728
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.59%, 06/30/29		764	405,084
			417,812
Diversified Consumer Services — 0.0%
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29 (d)		174	173,520
Diversified REITs — 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/25/31		804	804,158
Diversified Telecommunication Services — 1.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.43%, 01/31/26 (d)		514	475,258
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.15%, 08/15/28		1,170	935,869
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.37%, 10/24/30		829	831,125
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.86%, 09/27/29		483	421,774
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.22%, 04/30/28	USD	363	$ 343,414
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.61%, 09/20/30		370	368,448
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29		366	372,227
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30		368	374,866
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/29		409	383,987
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/30		418	388,944
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.36%, 06/01/28		47	46,988
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 8.72%, 09/01/28		378	334,984
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 9.06%, 05/30/30		298	265,491
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.97%, 03/02/29		609	546,033
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27		2,557	2,389,423
			8,478,831
Electric Utilities — 0.9%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 07/31/30		931	928,092
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31		327	325,308
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.76%, 12/15/27		610	612,341
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 05/22/31		153	153,500
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 04/16/31		785	784,471
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.47%, 01/21/28		424	426,925
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31		163	163,407
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 10/03/31		323	324,594
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.11%, 12/20/30		667	667,292
			4,385,930
Electrical Equipment — 0.4%
Generac Power Systems, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 07/03/31 (d)		155	155,386
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.19%, 03/02/27		1,366	1,366,364
WEC U.S. Holdings, Inc, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.80%, 01/27/31		710	710,233
			2,231,983

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.5%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.09%, 06/20/31	USD	229	$ 229,136
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/02/29		940	940,690
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR + 2.86%), 7.22%, 07/31/28		103	103,770
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/22/29		1,542	1,544,898
			2,818,494
Entertainment — 3.2%
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.14%, 10/02/28		762	719,090
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/31		1,485	1,485,570
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/30		486	485,893
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.46%, 03/17/28 (d)		745	744,802
Crown Finance US, Inc., 2024 Term Loan B, (Prime + 5.25%), 9.80%, 12/02/31		240	239,700
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/30/31		896	897,704
2024 Term Loan B2, 09/10/31 (n)		449	448,718
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/31/30		379	380,516
Flutter Entertainment PLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/30		1,563	1,558,302
Herschend Entertainment Co. LLC, 2021 Term Loan, 08/27/28 (n)		91	91,277
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.63%, 04/14/29		661	662,553
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.22%, 10/19/26		1,270	1,267,082
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29		955	943,463
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 06/25/31		367	367,539
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 05/03/29		1,157	1,159,510
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 04/04/29		300	300,698
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 12/04/31		240	238,689
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/01/31		243	243,159
Security		Par (000)	Value
Entertainment (continued)
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31	USD	915	$ 918,953
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.22%, 05/18/25		1,681	1,683,038
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 01/24/31		1,622	1,616,846
			16,453,102
Environmental, Maintenance & Security Service — 1.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.75%), 8.08%, 10/24/30 (d)		357	360,973
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/09/28		653	657,627
Filtration Group Corp., 2021 Incremental Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/21/28		1,570	1,580,821
GFL Environmental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.61%, 07/03/31		386	386,453
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.34%, 10/17/30		350	351,698
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28		1,798	1,803,202
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.71%, 03/09/28		486	241,819
Reworld Holding Corp
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28		475	475,167
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28		37	36,506
Reworld Holding Corp., 2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28		6	6,116
			5,900,382
Financial Services — 0.3%
Castlelake Aviation One LLC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/22/27		318	318,235
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 10/22/26		1,019	1,020,974
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/05/28		295	296,345
			1,635,554
Food Products — 1.9%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.22%, 10/01/25		522	509,029
Aramark Services, Inc.
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.36%, 04/06/28		383	384,432
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 06/22/30		964	968,060
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 7.72%, 10/25/27		2,198	2,213,037
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.11%, 10/25/27		545	548,415
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Froneri U.S., Inc., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 09/17/31	USD	2,197	$ 2,197,203
H-Food Holdings LLC, 2018 Term Loan B, (Defaulted), 0.00%, 05/23/25 (e)(i)		218	108,423
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29		576	577,207
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/03/31		650	653,322
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/22/28		251	253,056
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.11%, 01/20/28		1,119	1,120,754
			9,532,938
Ground Transportation — 0.4%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31		2,205	2,198,111
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.52%, 08/20/29		241	98,899
			2,297,010
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.46%, 11/08/27		28	27,838
Bausch & Lomb Corp.
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		454	455,953
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27		1,296	1,299,630
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.62%, 10/19/27		287	285,677
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28		3,460	3,469,075
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31		1,184	1,184,779
			6,722,952
Health Care Providers & Services — 1.4%
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 07/28/31 (d)		205	206,769
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 11/01/28		1,218	1,221,324
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%), 5.72%, 11/30/28		634	490,198
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.37%, 08/31/28		299	301,417
2024 Third Out Term Loan C, (1-mo. CME Term SOFR at 0.00% Floor + 6.85%), 11.47%, 11/30/28 (d)(e)(i)		14	2,807
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30 (d)		56	56,792
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28		260	261,548
Security		Par (000)	Value
Health Care Providers & Services (continued)
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 01/02/31	USD	646	$ 650,349
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.19%, 11/01/28		479	336,316
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.69%, 11/01/29		247	123,500
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 11/15/28		1,426	1,434,776
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28		65	65,165
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.43%, 11/18/27		228	227,426
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30		767	747,755
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.09%, 12/19/30		639	642,979
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 01/08/27		486	487,300
			7,256,421
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/18/30		248	247,468
Hotels, Restaurants & Leisure — 3.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30		1,140	1,132,924
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.01%), 8.60%, 02/02/26		1,058	678,552
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 05/31/30		608	611,875
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 08/08/27		352	353,706
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.47%, 07/22/30		1,214	1,208,519
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.46%, 12/01/28		279	272,292
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 01/27/29		2,524	2,531,577
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 11/30/29		1,307	1,308,054
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29		628	626,073
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.09%, 11/08/30		1,350	1,356,278
IRB Holding Corp, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.86%, 12/15/27		955	955,114
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/05/29		222	221,504

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	USD	115	$ 119,917
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		65	59,863
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.46%, 06/30/28		28	26,356
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.46%, 11/15/29		524	530,605
2024 Term Loan B2, (3-mo. CME Term SOFR + 6.00%), 10.46%, 11/15/29 (d)		160	147,102
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.38%, 03/14/31		1,402	1,403,076
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 08/03/28		1,666	1,667,663
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 05/24/30		683	683,530
			15,894,580
Household Durables — 1.1%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.05%, 07/31/28		899	898,747
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.02%, 02/26/29		1,381	1,377,212
Springs Windows Fashions, LLC (d)
2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28		1,237	1,107,243
2024 FLFO Delayed Draw Term Loan, 12/19/29 (n)		171	171,501
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, 12/19/29 (d)(n)		129	128,948
Tempur Sealy International, Inc., 2024 Term Loan B, (1- mo. SOFR + 2.50%), 6.81%, 10/24/31		303	303,473
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 10/30/27		1,591	1,584,137
			5,571,261
Household Products — 0.0%
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.85%), 6.21%, 02/04/27		111	111,064
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 Term Loan, 07/28/28 (n)		53	12,831
Insurance — 4.2%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/19/31		3,310	3,315,445
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.72%, 02/19/28		1,751	1,755,405
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.34%, 12/06/31		1,371	1,368,859
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31		2,586	2,589,748
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 12/23/26		690	689,591
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/31/28		364	354,642
Security		Par (000)	Value
Insurance (continued)
Asurion LLC (continued)
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/20/29	USD	538	$ 517,992
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.71%, 08/19/28		663	663,061
Baldwin Insurance Group Holdings LLC
2024 Repriced Term Loan B, 05/26/31 (n)		135	135,591
2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.61%, 05/26/31		361	363,021
HUB International Ltd., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.37%, 06/20/30		2,135	2,145,745
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 02/15/31		891	896,163
Jones DesLauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.82%, 03/15/30		584	586,255
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/15/31		1,083	1,085,211
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 07/31/31		2,090	2,100,486
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31		774	774,844
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32		227	231,710
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/30		531	529,841
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/29		1,516	1,511,939
			21,615,549
Interactive Media & Services — 0.2%
MH Sub I LLC
2023 Term Loan, 05/03/28 (n)		385	381,328
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28		570	573,975
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.38%, 07/20/28		132	132,387
			1,087,690
Internet Software & Services — 1.7%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.09%, 08/15/29		553	510,111
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/12/29		1,769	1,761,622
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.11%, 05/30/31		1,157	1,156,025
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/09/29		657	656,279
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 08/31/28		2,392	2,401,964
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30		2,164	2,164,541
			8,650,542
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services — 1.8%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31	USD	946	$ 942,055
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 11/01/31 (d)		2,345	2,368,450
Epicor Software Corp., 2024 Term Loan B, 05/30/31 (n)		316	317,846
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 06/27/31		311	311,805
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.60%, 07/27/28		222	204,027
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 6.25% PIK), 12.60%, 07/27/28 (h)		293	172,609
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.84%, 07/27/28		87	88,595
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 5.50% PIK), 11.85%, 07/27/28 (e)(h)(i)		543	182,594
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.37%, 03/01/29		1,431	1,430,621
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.36%, 02/01/29		368	296,576
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/01/28		1,348	1,251,817
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 08/31/28		1,840	1,844,905
			9,411,900
Machinery — 1.4%
Arcline FM Holdings, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28		1,126	1,131,500
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.09%, 03/15/30		268	269,164
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/14/28 (d)		124	124,412
Doosan Bobcat North America, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29		209	209,121
GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 0.00%, 11/11/29		105	102,162
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 11/11/29		105	100,059
Madison Safety & Flow LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/26/31		204	204,825
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 04/05/29		999	1,006,524
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29		2,160	2,176,510
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		2,050	2,063,568
			7,387,845
Security		Par (000)	Value
Media — 1.6%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.59%, 12/07/30	USD	639	$ 636,872
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.78%, 12/15/31		487	485,513
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.97%, 09/01/28		377	374,487
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 04/15/27		1,128	1,038,722
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.85%, 08/02/27		487	487,871
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.80%, 06/04/29		174	164,404
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.36%, 06/30/28		360	362,358
NEP Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 9.22%, 08/19/26 (h)		360	327,379
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 09/25/26		1,590	1,386,704
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 8.21%, 04/21/29		277	224,778
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31 (n)		1,182	1,183,974
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 7.44%, 01/31/29		208	208,570
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.76%, 01/31/29		607	603,018
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.01%, 04/30/28		510	507,261
			7,991,911
Metals & Mining — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/13/29		122	122,075
Oil, Gas & Consumable Fuels — 0.9%
EG America LLC, 2024 Term Loan B, 02/07/28 (n)		183	184,406
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.38%, 12/21/28		1,560	1,565,460
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3- mo. CME Term SOFR + 2.50%), 7.09%, 10/04/30		136	137,007
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 8.96%, 09/19/29		101	101,024
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.59%, 10/27/28		642	612,029
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.11%, 02/03/31		339	339,857
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 07/25/31 (d)		90	90,675
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.51%, 10/05/28		1,456	1,463,808
			4,494,266
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.21%, 09/07/27		1,004	1,004,905

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines — 1.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.63%, 04/20/28	USD	526	$ 539,000
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 03/21/31		841	843,685
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27		1,555	1,550,756
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.96%, 06/04/29		341	340,843
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.62%, 02/15/28		657	659,162
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 9.85%, 08/27/29		405	407,601
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.63%, 02/22/31		616	617,333
			4,958,380
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28		652	669,799
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 9.71%, 02/01/27		508	494,421
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.40%, 08/01/27		731	729,682
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27		1,051	1,015,194
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/05/28		1,671	1,674,386
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 10/27/28		654	657,581
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.62%, 05/19/31		483	483,256
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 04/20/29		332	332,770
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 08/01/31		646	650,313
			6,707,402
Professional Services — 0.2%
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/28/28		1,248	1,245,639
Real Estate Management & Development — 0.4%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28		1,387	1,367,283
Cushman & Wakefield U.S. Borrower, LLC (d)
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 01/31/30		270	270,849
2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 01/31/30		299	302,243
			1,940,375
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/06/29	USD	393	$ 394,732
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.59%, 08/17/29		908	909,981
			1,304,713
Software — 8.2%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 02/24/31		1,931	1,948,589
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 6.68%, 05/24/29		46	45,659
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 02/15/29		1,763	1,764,450
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/30/31		437	437,726
BCPE Pequod Buyer, Inc., USD Term Loan B, 11/25/31 (n)		625	629,575
Boxer Parent Co., Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31		675	679,988
Capstone Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 06/17/30		327	329,245
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 6.72%, 09/21/28		1,252	1,255,468
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29		1,846	1,818,551
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29		2,589	2,594,652
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31		1,487	1,490,078
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29		457	447,289
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28		1,198	1,192,796
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.30%, 05/01/31		1,405	1,410,621
Dayforce, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.09%, 02/26/31 (d)		1,325	1,331,967
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.61%, 06/26/31		420	406,299
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.60%, 01/18/29		4,088	4,088,497
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 02/04/28		110	110,703
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/09/29		1,276	1,283,757
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/15/32		284	288,734
Flexera Software LLC, 2024 1st Lien Term Loan, 03/03/28 (n)		235	236,323
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.36%, 12/01/27		1,989	2,003,812
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/27/28		1,390	1,395,033
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31	USD	1,196	$ 1,195,022
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.61%, 06/17/32		286	282,248
Modena Buyer LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/01/31		444	428,775
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 12/17/27		145	146,143
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.22%, 03/13/28		878	879,782
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/03/31		523	525,571
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.85%, 06/02/28		2,546	2,548,666
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30 (n)		137	137,792
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31		865	869,626
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/28/30 (d)		807	812,442
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.59%, 04/24/28		1,337	1,333,386
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, 05/12/28 (n)		198	198,495
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/09/31		1,416	1,418,630
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31		1,850	1,861,553
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.12%, 04/12/31		1,336	1,344,663
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 0.00%, 10/22/29		258	259,025
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/26/31		777	778,943
			42,210,574
Specialty Retail — 0.4%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/23/31		265	265,735
Peer Holding III B.V., 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/01/31		398	399,616
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28		462	459,385
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.71%, 10/20/28		177	175,756
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 10/20/28		308	304,862
Security		Par (000)	Value
Specialty Retail (continued)
Serta Simmons Bedding LLC, 2023 New Term Loan, (3- mo. CME Term SOFR + 7.61%), 11.94%, 06/29/28	USD	199	$ 167,500
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.34%, 12/21/27		155	97,756
			1,870,610
Technology Hardware, Storage & Peripherals — 0.3%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		1,951	1,303,381
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		397	265,140
			1,568,521
Textiles, Apparel & Luxury Goods — 0.2%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 12/21/28		762	764,067
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.72%, 11/24/28 (d)		333	332,314
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 03/08/30 (d)		93	93,575
			1,189,956
Trading Companies & Distributors — 1.2%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31		850	851,831
Core & Main LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 07/27/28		1,533	1,534,064
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 02/09/31		373	373,395
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 07/02/31		743	743,125
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.11%, 06/04/31		1,008	1,009,474
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.60%, 10/28/27		745	627,381
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 06/20/31		867	868,876
			6,008,146
Transportation Infrastructure — 0.1%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.71%, 12/15/26		618	614,633
Total Floating Rate Loan Interests — 59.8% (Cost: $309,845,484)			307,727,056
Foreign Agency Obligations
Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29 (g)		200	202,626
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37 (g)		24	22,428
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42 (c)		200	168,312

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colombia — 0.1%
Colombia Government International Bond, 8.00%, 04/20/33 (c)	USD	200	$ 204,004
Dominican Republic — 0.1%
Dominican Republic International Bond (b)
4.50%, 01/30/30		200	183,100
7.05%, 02/03/31		150	153,498
4.88%, 09/23/32		150	133,650
			470,248
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61 (b)		200	136,602
Guatemala — 0.0%
Guatemala Government Bond, 4.65%, 10/07/41 (b)		200	153,313
Hungary — 0.0%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33 (g)	EUR	39	43,668
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28 (g)	USD	200	198,194
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27 (b)		200	182,232
Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29 (b)		200	193,630
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27 (b)		62	60,585
2.50%, 02/08/30 (g)	EUR	138	128,474
2.12%, 07/16/31 (g)		156	132,992
			322,051
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.00%, 10/12/46	USD	230	158,134
Total Foreign Agency Obligations — 0.5% (Cost: $2,515,445)			2,455,442

	Shares
Investment Companies
Fixed Income Funds — 0.3%
Invesco Senior Loan ETF	80,000	1,685,600
Total Investment Companies — 0.3% (Cost: $1,684,800)		1,685,600

		Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	946	506,417
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,757	732,646
Series 2007-19, Class 1A1, 6.00%, 08/25/37		540	257,658
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35	USD	70	$ 66,977
Series 2006-17, Class A2, 6.00%, 12/25/36		613	268,346
Series 2007-HY5, Class 3A1, 5.69%, 09/25/37 (a)		204	180,544
COLT Mortgage Loan Trust (b)
Series 2022-7, Class A1, 5.16%, 04/25/67		1,753	1,745,952
Series 2022-9, Class A1, 6.79%, 12/25/67		220	221,346
Series 2024-7, Class A1, 5.54%, 12/26/69		1,499	1,494,786
Series 2024-INV4, Class A1, 5.61%, 05/25/69 (c)		1,280	1,279,268
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66 (a)(b)		185	150,977
GCAT Trust (a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67 (c)		1,322	1,272,163
Series 2024-INV4, Class A2, 5.50%, 12/25/54		1,005	985,442
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 5.29%, 10/25/35 (a)		297	156,180
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69 (b)		630	629,513
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63 (a)(b)		330	316,068
OBX Trust (b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		79	79,051
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		863	871,104
Series 2024-NQM17, Class A1, 5.61%, 11/25/64		1,248	1,246,549
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54 (a)(b)		1,042	1,022,814
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57 (b)		523	490,379
Verus Securitization Trust (b)
Series 2022-3, Class A1, 4.13%, 02/25/67 (c)		1,202	1,131,595
Series 2022-7, Class A1, 5.15%, 07/25/67 (c)		1,442	1,432,662
Series 2022-INV2, Class A1, 6.79%, 10/25/67		346	347,911
			16,886,348
Commercial Mortgage-Backed Securities (b) — 1.7%
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.09%, 11/15/41 (a)		630	630,000
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.99%, 03/15/41 (a)		383	383,790
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.00%, 11/05/39 (a)		200	199,628
BX Commercial Mortgage Trust (a)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.43%, 12/15/38		950	950,007
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 5.20%, 10/15/38		216	215,436
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.34%, 02/15/39		452	453,558
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 6.59%, 02/15/39		97	97,171
BX Trust (a)
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 5.25%, 01/15/39		1,200	1,197,000
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 7.04%, 02/15/41		240	237,312
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.34%, 04/15/41		695	696,683
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.44%, 03/15/41		170	170,367
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39 (a)	USD	250	$ 207,843
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.44%, 08/15/41 (a)		660	660,000
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40 (a)		220	222,623
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.79%, 06/15/39 (a)		800	800,000
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		800	806,455
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.34%, 11/15/34 (a)		270	269,888
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36 (a)		650	592,671
Wells Fargo Commercial Mortgage Trust, Series 2024- BPRC, Class D, 7.08%, 07/15/43		250	247,989
			9,038,421
Total Non-Agency Mortgage-Backed Securities — 5.0% (Cost: $26,940,531)			25,924,769

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (d)(o)	USD	918	—
Industrial Conglomerates — 0.0%
Millennium Corp. (d)(o)		861	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 6.6%
Banks (a) — 3.4%
Barclays PLC (c)(j)
4.38%	USD	2,455	2,207,869
8.00%		2,210	2,286,409
9.63%		805	885,799
Citigroup, Inc., Series AA, 7.63% (c)(j)		289	301,090
HSBC Holdings PLC, 6.38% (c)(j)		500	500,039
ING Groep NV, 3.88% (c)(j)		1,750	1,589,566
JPMorgan Chase & Co.
Series II, 4.00% (c)(j)		4,000	3,961,528
Series U, 5.77%, 01/15/87		325	302,254
Krung Thai Bank PCL/Cayman Islands, 4.40% (g)(j)		202	196,192
Lloyds Banking Group PLC (c)(j)
6.75%		450	451,199
7.50%		1,250	1,259,834
NatWest Group PLC (c)(j)
8.13%		735	782,795
6.00%		1,185	1,178,601
Nordea Bank Abp, 3.75% (b)(c)(j)		560	485,816
Security		Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (c)(j)
Series V, 6.20%	USD	135	$ 135,582
Series W, 6.25%		789	796,428
Rizal Commercial Banking Corp., 6.50% (g)(j)		200	199,250
			17,520,251
Capital Markets (a)(b)(c)(j) — 1.1%
UBS Group AG
Series NC10, 9.25%		4,640	5,317,120
Series NC5, 9.25%		460	497,293
			5,814,413
Diversified Telecommunication Services (a)(g) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	133,640
Telefonica Europe BV, 6.14% (j)	EUR	200	223,656
			357,296
Electric Utilities — 1.3%
Edison International, Series B, 5.00% (a)(j)	USD	145	141,335
Electricite de France SA, 3.00% (a)(g)(j)	EUR	200	200,111
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79 (c)	USD	3,750	3,655,225
NRG Energy, Inc., 10.25% (a)(b)(c)(j)		475	524,416
PG&E Corp., 7.38%, 03/15/55 (a)(c)		2,078	2,132,510
			6,653,597
Health Care Providers & Services (a) — 0.6%
CVS Health Corp.
6.75%, 12/10/54		635	622,642
7.00%, 03/10/55 (c)		2,605	2,613,740
			3,236,382
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00% (a)(b)(j)		209	210,192
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25% (a)(g)(j)	EUR	100	102,884
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80 (a)(g)		100	102,263
			33,997,278

	Shares
Preferred Stocks — 0.3%
Capital Markets — 0.3%
Morgan Stanley, Series F, 6.88% (a)(j)	55,000	1,385,450
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30 (e)	107	21,326
IT Services — 0.0%
Veritas Kapital Assurance PLC, Series G (a)(d)(e)	1,573	31,467
Software — 0.0%
Veritas Kapital Assurance PLC, Series G (d)(e)	2,279	45,574
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $137,755) (e)(f)	140,661	1,011
		1,484,828
Total Preferred Securities — 6.9% (Cost: $35,975,810)		35,482,106

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 4.0%
Freddie Mac Mortgage-Backed Securities, 4.00%, 05/01/39 (c)	USD	876	$ 837,376
Uniform Mortgage-Backed Securities
3.50%, 09/01/42 - 10/01/42 (c)		8,872	8,083,005
4.50%, 06/01/44 (c)		1,596	1,544,349
5.00%, 11/01/44 - 01/15/55 (c)(p)		5,508	5,368,641
4.00%, 01/14/55 (p)		5,220	4,773,055
			20,606,426
Total U.S. Government Sponsored Agency Securities — 4.0% (Cost: $20,797,244)			20,606,426
U.S. Treasury Obligations
U.S. Treasury Notes, 4.88%, 05/31/26 (c)		28,500	28,735,975
Total U.S. Treasury Obligations — 5.6% (Cost: $28,547,619)			28,735,975

	Shares
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (e)	1,315	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 165.2% (Cost: $855,501,377)		849,785,074
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36% (q)(r)	346,004	346,004
Total Short-Term Securities — 0.1% (Cost: $346,004)		346,004
Total Investments — 165.3% (Cost: $855,847,381)		850,131,078
Liabilities in Excess of Other Assets — (65.3)%		(335,840,341)
Net Assets — 100.0%		$ 514,290,737

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $352,312, representing 0.1% of its net assets as of period end, and an original cost of $556,739.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,762,133	$ —	$ (5,416,129) (a)	$ —	$ —	$ 346,004	346,004	$ 140,390	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Goldman Sachs & Co. LLC	4.45% (b)	02/08/24	Open	$ 1,210,729	$ 1,267,039	Corporate Bonds	Open/Demand
BNP Paribas SA	4.52 (b)	05/30/24	Open	174,750	180,312	Corporate Bonds	Open/Demand
BNP Paribas SA	4.52 (b)	05/30/24	Open	174,350	179,899	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/31/24	Open	446,081	460,024	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	05/31/24	Open	205,943	212,613	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	05/31/24	Open	367,738	379,276	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	06/06/24	Open	124,140	128,052	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	06/06/24	Open	161,922	167,024	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	06/11/24	Open	225,600	232,378	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	06/11/24	Open	297,660	306,806	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	06/25/24	Open	72,150	74,151	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	06/26/24	Open	140,800	144,795	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	07/01/24	Open	197,199	202,588	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/10/24	Open	114,488	117,395	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/16/24	Open	603,705	618,484	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/16/24	Open	136,400	139,739	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	07/16/24	Open	239,940	246,005	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	07/17/24	Open	237,850	243,567	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	07/17/24	Open	316,281	323,884	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	07/17/24	Open	197,708	202,460	Corporate Bonds	Open/Demand
BNP Paribas SA	4.48 (b)	07/17/24	Open	462,491	473,651	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/17/24	Open	459,877	470,995	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/17/24	Open	98,383	100,761	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	07/17/24	Open	427,900	438,194	Corporate Bonds	Open/Demand
BNP Paribas SA	4.54 (b)	07/17/24	Open	163,750	167,747	Corporate Bonds	Open/Demand
BNP Paribas SA	4.54 (b)	07/17/24	Open	111,720	114,447	Corporate Bonds	Open/Demand
BNP Paribas SA	4.54 (b)	07/17/24	Open	206,770	211,817	Corporate Bonds	Open/Demand
BNP Paribas SA	4.56 (b)	07/17/24	Open	533,800	546,878	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	07/17/24	Open	155,925	159,759	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	07/17/24	Open	515,142	527,788	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	07/17/24	Open	92,088	94,361	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	07/17/24	Open	280,988	287,989	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	07/17/24	Open	215,573	220,869	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	07/26/24	Open	245,480	250,909	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	07/29/24	Open	144,585	147,915	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	07/29/24	Open	214,926	219,877	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	07/29/24	Open	243,798	249,424	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	07/29/24	Open	216,646	221,646	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.00 (b)	07/30/24	Open	185,460	189,187	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	07/30/24	Open	101,475	103,653	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	07/30/24	Open	128,975	131,826	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	269,490	275,459	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	118,793	121,424	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	126,990	129,803	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	252,904	258,506	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	92,668	94,720	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	192,500	196,764	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.57 (b)	07/30/24	Open	176,715	180,697	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	07/30/24	Open	112,545	115,120	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	07/30/24	Open	287,254	293,825	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	07/30/24	Open	734,409	751,273	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	08/01/24	Open	231,360	236,627	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	08/05/24	Open	419,430	428,113	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	08/05/24	Open	228,390	233,212	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	08/05/24	Open	159,800	163,207	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	08/05/24	Open	217,669	222,336	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63 (b)	08/05/24	Open	246,000	251,376	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	08/05/24	Open	199,818	204,201	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	08/05/24	Open	201,250	205,665	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	08/05/24	Open	81,200	82,981	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	08/05/24	Open	223,221	228,118	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	08/07/24	Open	195,383	199,470	Corporate Bonds	Open/Demand

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	4.49% (b)	08/07/24	Open	$ 123,895	$ 126,493	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	114,141	116,535	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	445,072	454,407	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	219,555	224,160	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	08/07/24	Open	293,081	299,452	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	08/07/24	Open	784,989	802,085	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	08/08/24	Open	388,424	396,822	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	08/09/24	Open	251,370	256,594	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	08/09/24	Open	179,760	183,619	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	08/13/24	Open	595,987	607,589	Corporate Bonds	Open/Demand
BNP Paribas SA	4.42 (b)	08/14/24	Open	108,641	110,791	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/14/24	Open	657,187	670,370	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	09/05/24	Open	220,955	224,646	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	09/06/24	Open	739,780	752,024	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	09/12/24	Open	286,150	290,677	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	10/22/24	Open	1,545,620	1,561,319	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	10/22/24	Open	150,991	152,480	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/23/24	Open	204,103	206,083	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	10/23/24	Open	982,012	991,407	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	10/23/24	Open	279,592	282,299	Corporate Bonds	Open/Demand
BNP Paribas SA	4.51 (b)	10/24/24	Open	128,081	129,311	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.49 (b)	10/24/24	Open	214,000	216,047	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	10/28/24	Open	1,386,795	1,398,939	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	10/28/24	Open	1,422,900	1,435,489	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	10/28/24	Open	3,685,000	3,717,868	Capital Trusts	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	1,060,975	1,070,534	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	1,027,640	1,036,899	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	10/28/24	Open	1,265,625	1,277,051	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	10/28/24	Open	1,350,041	1,362,546	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	10/28/24	Open	1,769,209	1,785,596	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	10/28/24	Open	867,775	875,844	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	10/29/24	Open	209,144	211,059	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	10/29/24	Open	217,425	219,420	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	10/30/24	Open	144,503	145,806	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	10/31/24	Open	741,340	747,915	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	11/07/24	Open	923,356	930,649	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	11/12/24	Open	280,691	282,602	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/12/24	Open	133,111	133,990	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	11/14/24	Open	29,355,000	29,537,001	U.S. Treasury Obligations	Open/Demand
TD Securities (USA) LLC	4.55 (b)	11/15/24	Open	474,071	477,042	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	11/15/24	Open	514,057	517,279	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	11/15/24	Open	657,056	661,259	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	11/18/24	Open	108,739	109,367	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	11/20/24	Open	191,680	192,775	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	11/20/24	Open	1,825,520	1,835,956	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	11/20/24	Open	874,685	879,685	Corporate Bonds	Open/Demand
BNP Paribas SA	4.53 (b)	11/21/24	Open	473,125	475,701	Capital Trusts	Open/Demand
BNP Paribas SA	4.67 (b)	11/21/24	Open	1,367,975	1,375,640	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.65 (b)	11/22/24	Open	558,969	562,012	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	11/22/24	Open	813,000	817,426	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	11/22/24	Open	480,037	482,651	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	11/25/24	Open	84,260	84,656	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/04/24	Open	312,188	313,377	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/04/24	Open	346,255	347,575	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/04/24	Open	718,551	721,290	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	378,100	379,541	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	143,231	143,777	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	132,300	132,804	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	141,525	142,064	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	119,093	119,546	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	12/05/24	Open	896,087	899,381	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/05/24	Open	1,650,210	1,656,275	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Agricole Corporate and Investment Bank	4.59% (b)	12/06/24	Open	$ 162,975	$ 163,545	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.15	12/09/24	01/10/25	610,111	612,031	Asset-Backed Securities	Up to 30 Days
Barclays Bank PLC	5.15	12/09/24	01/10/25	435,356	436,726	Asset-Backed Securities	Up to 30 Days
Barclays Bank PLC	5.15	12/09/24	01/10/25	435,575	436,946	Asset-Backed Securities	Up to 30 Days
Barclays Bank PLC	5.25	12/09/24	01/10/25	850,085	852,812	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	5.02	12/09/24	01/10/25	1,164,308	1,167,880	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	5.02	12/09/24	01/10/25	1,035,220	1,038,396	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	5.02	12/09/24	01/10/25	1,168,269	1,171,853	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	5.02	12/09/24	01/10/25	1,299,858	1,303,846	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BNP Paribas SA	4.65 (b)	12/09/24	Open	397,498	398,742	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.50 (b)	12/09/24	Open	662,500	664,511	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	12/09/24	Open	178,500	179,044	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	12/09/24	Open	342,656	343,700	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.57 (b)	12/09/24	Open	327,438	328,446	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.59 (b)	12/09/24	Open	322,000	322,996	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	12/09/24	Open	317,405	318,358	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	211,969	212,619	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	690,077	692,194	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	334,994	336,021	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	348,531	349,600	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	12/09/24	Open	863,750	866,371	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	12/09/24	Open	928,750	931,568	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	12/09/24	Open	318,398	319,364	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	12/09/24	Open	181,125	181,675	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	12/09/24	Open	236,831	237,523	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	12/09/24	Open	201,329	201,921	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	12/09/24	Open	133,773	134,167	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	12/09/24	Open	260,865	261,632	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	12/09/24	Open	1,321,632	1,325,558	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	237,353	238,061	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	128,438	128,821	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	502,504	504,003	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	347,944	348,993	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	114,920	115,267	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	355,793	356,868	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	249,555	250,309	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	391,745	392,929	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	444,022	445,364	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	814,345	816,806	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	148,988	149,438	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	158,313	158,791	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	113,706	114,050	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	94,120	94,404	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	12/09/24	Open	165,309	165,810	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	12/09/24	Open	721,931	724,122	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.57 (b)	12/09/24	Open	1,372,054	1,376,279	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.63 (b)	12/09/24	Open	358,573	359,690	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	737,502	739,811	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	305,718	306,675	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	318,601	319,599	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	641,874	643,883	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/09/24	Open	540,832	542,533	Corporate Bonds	Open/Demand

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	4.67% (b)	12/09/24	Open	$ 1,887,882	$ 1,893,816	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/09/24	Open	454,342	455,771	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/09/24	Open	268,940	269,785	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	518,007	519,576	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	693,750	695,851	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	174,131	174,659	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	489,137	490,619	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/09/24	Open	315,018	315,973	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/09/24	Open	348,230	349,287	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/09/24	Open	448,500	449,861	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/09/24	Open	947,500	950,375	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/09/24	Open	1,173,000	1,176,560	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.51 (b)	12/09/24	Open	262,850	263,649	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.63 (b)	12/09/24	Open	398,725	399,968	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	317,400	318,394	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	318,416	319,413	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	4,254,399	4,267,717	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	875,520	878,261	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	298,290	299,224	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	265,689	266,521	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	691,819	693,985	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	1,407,472	1,411,879	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	517,275	518,894	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	325,421	326,440	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	309,291	310,259	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	254,740	255,537	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	685,371	687,517	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	486,780	488,304	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	712,725	714,956	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	215,250	215,924	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	757,312	759,683	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	292,020	292,934	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	680,940	683,076	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	157,662	158,157	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	261,225	262,044	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	326,480	327,504	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	378,660	379,848	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	150,118	150,588	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	279,003	279,878	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	210,365	211,025	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/09/24	Open	242,544	243,305	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	12/10/24	Open	652,307	654,261	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	12/10/24	Open	795,292	797,673	Capital Trusts	Open/Demand
BNP Paribas SA	4.68 (b)	12/10/24	Open	706,350	708,370	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	823,892	826,043	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,889,224	5,904,601	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	2,904,316	2,911,899	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	2,157,501	2,163,135	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,532,509	1,536,511	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	495,200	496,493	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	4.49 (b)	12/11/24	Open	85,925	86,163	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/11/24	Open	536,387	537,921	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/11/24	Open	3,455,000	3,464,876	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.00 (b)	12/11/24	Open	1,302,877	1,306,108	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	280,219	280,995	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	411,075	412,214	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	4.50% (b)	12/11/24	Open	$ 825,750	$ 828,038	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	12/11/24	Open	353,891	354,878	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	12/11/24	Open	340,313	341,261	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	12/11/24	Open	616,687	618,407	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	253,215	253,939	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	315,000	315,900	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	424,710	425,924	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	402,168	403,317	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	393,285	394,409	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	409,500	410,670	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	680,706	682,652	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	1,053,812	1,056,825	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	408,750	409,918	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/11/24	Open	268,650	269,394	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.51 (b)	12/11/24	Open	287,250	288,048	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.63 (b)	12/11/24	Open	752,115	754,256	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	669,825	671,740	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	600,210	601,926	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	479,196	480,566	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	364,250	365,291	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	1,855,456	1,860,760	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	549,727	551,299	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	961,065	963,812	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	340,150	341,122	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	1,856,060	1,861,365	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	309,551	310,435	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	257,738	258,476	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	343,406	344,390	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	570,305	571,939	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	376,358	377,435	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	282,926	283,737	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	259,089	259,831	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	555,019	556,608	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	263,150	263,904	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	881,521	884,046	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	3,303,565	3,313,027	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/11/24	Open	372,008	373,073	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.68 (b)	12/11/24	Open	259,420	260,166	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/12/24	Open	714,112	715,993	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/12/24	Open	1,614,535	1,618,778	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/12/24	Open	93,844	94,099	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.97	12/13/24	01/13/25	2,705,729	2,712,827	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.97	12/13/24	01/13/25	1,454,400	1,458,215	Asset-Backed Securities	Up to 30 Days
Royal Bank of Canada (Toronto Branch)	4.95	12/13/24	01/13/25	1,261,126	1,264,420	Asset-Backed Securities	Up to 30 Days
BNP Paribas SA	4.65 (b)	12/13/24	Open	725,219	727,095	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50 (b)	12/13/24	Open	559,851	561,255	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/13/24	Open	288,000	288,745	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/13/24	Open	757,345	759,304	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/13/24	Open	401,456	402,497	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/13/24	Open	329,800	330,655	Corporate Bonds	Open/Demand
BNP Paribas SA	4.32 (b)	12/17/24	Open	768,769	770,233	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	12/17/24	Open	630,537	631,778	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/17/24	Open	327,308	327,954	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/17/24	Open	1,077,855	1,079,984	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/17/24	Open	539,380	540,445	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	12/17/24	Open	344,846	345,543	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	12/17/24	Open	171,750	172,101	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	12/17/24	Open	2,390,625	2,395,506	Corporate Bonds	Open/Demand
BNP Paribas SA	4.68 (b)	12/17/24	Open	306,795	307,425	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.55 (b)	12/17/24	Open	424,436	425,285	Corporate Bonds	Open/Demand

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Agricole Corporate and Investment Bank	4.59% (b)	12/17/24	Open	$ 243,815	$ 244,307	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.61 (b)	12/17/24	Open	623,290	624,552	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.25 (b)	12/17/24	Open	366,001	366,687	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	12/17/24	Open	545,260	546,305	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/17/24	Open	259,911	260,431	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/17/24	Open	198,900	199,298	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/17/24	Open	662,935	664,261	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/17/24	Open	409,845	410,665	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	12/17/24	Open	1,161,809	1,164,036	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45 (b)	12/17/24	Open	363,248	363,959	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/17/24	Open	158,816	159,129	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/17/24	Open	227,132	227,595	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/17/24	Open	355,233	355,958	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/17/24	Open	370,025	370,780	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/17/24	Open	480,240	481,220	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/17/24	Open	1,744,837	1,748,400	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/17/24	Open	591,322	592,530	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/17/24	Open	96,469	96,667	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/17/24	Open	188,570	188,957	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/17/24	Open	217,743	218,189	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/17/24	Open	525,062	526,139	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/17/24	Open	1,948,691	1,952,686	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63 (b)	12/17/24	Open	334,630	335,310	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/17/24	Open	346,418	347,125	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/17/24	Open	219,235	219,683	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	12/17/24	Open	254,306	254,815	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	12/17/24	Open	361,456	362,179	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	12/17/24	Open	292,050	292,634	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.64 (b)	12/17/24	Open	735,232	736,731	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.64 (b)	12/17/24	Open	1,126,335	1,128,630	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	878,246	880,039	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	366,856	367,605	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	190,275	190,663	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	387,188	387,978	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	196,928	197,330	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	214,799	215,237	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	2,532,497	2,537,668	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	284,400	284,981	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	107,388	107,607	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	621,994	623,264	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	366,980	367,729	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	409,586	410,422	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	618,450	619,713	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	250,608	251,119	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	942,513	944,437	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	2,047,860	2,052,041	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	355,810	356,536	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	380,118	380,894	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/17/24	Open	320,025	320,680	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/17/24	Open	502,500	503,528	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/17/24	Open	195,772	196,173	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/17/24	Open	561,370	562,518	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/17/24	Open	388,550	389,345	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/17/24	Open	477,027	478,002	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/17/24	Open	311,078	311,714	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.68 (b)	12/17/24	Open	220,800	221,254	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.68 (b)	12/17/24	Open	201,963	202,377	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	12/18/24	Open	2,012,674	2,016,345	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	12/18/24	Open	545,062	546,059	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/18/24	Open	766,000	767,412	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Goldman Sachs & Co. LLC	4.55% (b)	12/18/24	Open	$ 640,710	$ 641,906	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.62 (b)	12/18/24	Open	104,949	105,148	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/18/24	Open	1,853,264	1,856,810	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/18/24	Open	672,518	673,799	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/18/24	Open	378,991	379,713	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/18/24	Open	197,901	198,279	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/18/24	Open	191,345	191,710	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.68 (b)	12/18/24	Open	501,292	502,254	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.30	12/20/24	01/09/25	482,031	482,722	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.35	12/20/24	01/09/25	223,988	224,312	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	12/20/24	01/09/25	241,386	241,740	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	277,448	277,859	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	392,163	392,744	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	138,658	138,866	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	164,809	165,056	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	194,220	194,511	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	143,926	144,142	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	140,140	140,350	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	298,071	298,518	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	231,969	232,317	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	321,425	321,907	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	1,113,130	1,114,800	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	375,609	376,172	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	172,221	172,479	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	365,784	366,699	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	2,226,064	2,229,403	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	257,443	257,829	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	170,888	171,144	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	152,475	152,704	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50	12/20/24	01/14/25	150,728	150,903	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	923,775	925,053	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	367,510	368,018	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	12/20/24	01/14/25	95,466	95,600	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	12/20/24	01/14/25	267,878	268,257	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	12/20/24	01/14/25	249,938	250,296	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	514,102	514,848	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	511,087	511,829	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	433,290	433,918	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	487,362	488,069	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	641,200	642,140	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	97,155	97,297	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	143,560	143,771	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	435,435	436,074	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	339,743	340,241	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	97,090	97,232	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	264,299	264,686	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	207,000	207,304	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,139,062	1,140,752	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	206,528	206,834	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	353,846	354,371	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	749,155	750,266	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	563,036	563,871	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,138,350	1,140,039	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	471,697	472,397	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	155,150	155,380	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	559,271	560,101	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	237,541	237,894	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,719,394	1,721,944	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	249,801	250,172	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	299,820	300,265	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	178,641	178,906	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	295,470	295,913	Corporate Bonds	Up to 30 Days

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	4.50%	12/20/24	01/14/25	$ 302,325	$ 302,778	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	336,960	337,465	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	1,182,337	1,184,111	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	595,622	596,515	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	172,848	173,107	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	998,750	1,000,248	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	270,389	270,794	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	449,639	450,313	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	493,124	493,863	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	85,306	85,434	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	302,045	302,498	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	427,822	428,463	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.53	12/20/24	01/14/25	194,521	194,815	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	12/20/24	01/14/25	1,055,945	1,057,547	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	12/20/24	01/14/25	563,062	563,916	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	12/20/24	01/14/25	945,630	947,064	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	186,180	186,465	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	176,531	176,802	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	282,150	282,583	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	482,662	483,403	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	453,791	454,487	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	550,515	551,359	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	889,625	890,989	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	2,206,562	2,209,946	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	79,690	79,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	261,291	261,692	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	583,721	584,616	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	402,099	402,715	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	878,013	879,359	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	175,740	176,009	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	493,020	493,776	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	532,517	533,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	1,860,652	1,863,505	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	223,720	224,063	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	579,420	580,308	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	428,497	429,155	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	1,978,489	1,981,522	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	188,088	188,376	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	107,950	108,116	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	302,365	302,829	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	646,237	647,228	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	322,310	322,804	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	359,408	359,959	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	12/20/24	01/14/25	336,176	336,696	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	12/20/24	01/14/25	850,650	851,966	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	12/20/24	01/14/25	398,481	399,098	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	12/20/24	01/14/25	920,741	922,165	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	12/20/24	01/14/25	797,150	798,383	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	12/20/24	01/14/25	307,773	308,249	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	12/20/24	01/14/25	556,387	557,250	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	12/20/24	01/14/25	435,881	436,557	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	12/20/24	01/14/25	115,087	115,265	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	12/20/24	01/14/25	497,677	498,449	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	12/20/24	01/14/25	1,428,172	1,430,386	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.50	12/20/24	01/14/25	328,668	329,161	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.50	12/20/24	01/14/25	672,701	673,710	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.55	12/20/24	01/14/25	195,778	196,075	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.64	12/20/24	01/14/25	366,746	367,928	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.65	12/20/24	01/14/25	295,372	295,830	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.49	12/20/24	01/31/25	861,250	862,539	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.50	12/20/24	01/31/25	437,250	437,906	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.50	12/20/24	01/31/25	793,125	794,315	Corporate Bonds	31 - 90 Days
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Bank PLC	4.55%	12/20/24	01/31/25	$ 2,751,562	$ 2,755,736	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.55	12/20/24	01/31/25	466,540	467,248	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.55	12/20/24	01/31/25	443,570	444,243	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.60	12/20/24	01/31/25	2,324,915	2,328,480	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.65	12/20/24	01/31/25	4,129,360	4,135,761	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	12/20/24	01/31/25	388,413	389,015	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	12/20/24	01/31/25	3,586,984	3,592,544	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.65	12/20/24	01/31/25	2,201,225	2,204,637	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	12/20/24	01/31/25	1,846,822	1,849,685	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	3.00	12/20/24	01/31/25	134,560	134,695	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.20	12/20/24	01/31/25	319,006	319,453	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	268,048	268,445	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	643,344	644,298	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	673,344	674,352	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	979,600	981,066	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	12/20/24	01/31/25	155,321	155,557	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	12/20/24	01/31/25	188,925	189,212	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	12/20/24	01/31/25	290,580	291,021	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	12/20/24	01/31/25	293,673	294,118	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	12/20/24	01/31/25	330,075	330,576	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.60	12/20/24	01/31/25	451,091	451,783	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	789,051	790,274	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	426,567	427,228	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	1,124,425	1,126,168	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	628,377	629,351	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	1,009,260	1,010,824	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	1,053,252	1,054,884	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	586,603	587,512	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	1,181,371	1,183,202	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	382,788	383,381	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	1,151,700	1,153,485	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	450,234	450,932	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	372,601	373,179	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	601,600	602,532	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	424,880	425,539	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	482,249	482,997	Corporate Bonds	31 - 90 Days
BNP Paribas SA	4.63 (b)	12/20/24	Open	506,340	507,121	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50 (b)	12/20/24	Open	464,135	464,831	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50 (b)	12/20/24	Open	390,723	391,309	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/20/24	Open	1,135,654	1,137,414	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50 (b)	12/23/24	Open	336,105	336,483	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/23/24	Open	805,175	806,111	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	1,140,116	1,141,442	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	1,258,578	1,260,041	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	572,702	573,368	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	374,542	374,977	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	349,053	349,458	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	441,101	441,614	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/23/24	Open	259,574	259,876	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/23/24	Open	643,450	644,200	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/23/24	Open	688,445	689,247	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	12/23/24	Open	327,488	327,869	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.75	12/24/24	01/31/25	1,308,894	1,309,984	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	4.50 (b)	12/26/24	Open	709,500	710,031	Corporate Bonds	Open/Demand
				$ 336,181,766	$ 337,676,251

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	77	03/20/25	$ 8,571	$ (246,404)
2-Year U.S. Treasury Note	670	03/31/25	137,758	(45,658)
				(292,062)
Short Contracts
10-Year U.S. Treasury Note	379	03/20/25	41,216	539,239
U.S. Long Bond	70	03/20/25	7,969	186,169
Ultra U.S. Treasury Bond	17	03/20/25	2,021	58,688
5-Year U.S. Treasury Note	10	03/31/25	1,063	1,670
				785,766
				$ 493,704
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	45,222	EUR	41,279	The Bank of New York Mellon	01/16/25	$ 2,441
USD	275,529	EUR	251,524	The Bank of New York Mellon	01/16/25	14,853
USD	73,837	EUR	71,000	Deutsche Bank AG	03/19/25	46
USD	91,561	EUR	86,789	Standard Chartered Bank	03/19/25	1,361
USD	3,171	EUR	3,000	State Street Bank and Trust Co.	03/19/25	54
USD	208,916	EUR	198,000	State Street Bank and Trust Co.	03/19/25	3,136
USD	635,335	EUR	602,223	Toronto-Dominion Bank	03/19/25	9,446
USD	8,794,511	EUR	8,342,988	UBS AG	03/19/25	123,672
USD	1,889,180	GBP	1,493,000	State Street Bank and Trust Co.	03/19/25	21,162
						$ 176,171
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	18,410	$ (419,628)	$ (234,030)	$ (185,598)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	10,390	(818,358)	(773,704)	(44,654)
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	USD	5,500	(124,842)	(125,074)	232
						$ (1,362,828)	$ (1,132,808)	$ (230,020)
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.42.V1	5.00%	Quarterly	12/20/29	B+	EUR	98	$ 8,149	$ 9,092	$ (943)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 407	$ 366	$ 41
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	30	3,021	3,844	(823)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	7	377	(978)	1,355
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	4	227	(568)	795
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	12	637	(1,597)	2,234
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	4	185	(475)	660
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	7	387	(1,016)	1,403
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	5	281	(720)	1,001
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	20	1,353	2,393	(1,040)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	6	312	187	125
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	8	426	245	181
								$ 7,613	$ 1,681	$ 5,932

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	1,500	$ 69,557	$ (1,774)	$ 71,331
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	06/20/25	USD	1,050	(534)	(11,697)	11,163
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	6,500	180,518	(86,278)	266,796
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	4,000	4,786	(44,039)	48,825
									$ 254,327	$ (143,788)	$ 398,115
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 9,092	$ (1,132,808)	$ 232	$ (231,195)
OTC Swaps	7,035	(149,142)	405,910	(1,863)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 785,766	$ —	$ 785,766
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	176,171	—	—	176,171
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	232	—	—	—	—	232
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	14,830	—	—	398,115	—	412,945
	$ —	$ 15,062	$ —	$ 176,171	$ 1,183,881	$ —	$ 1,375,114
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 292,062	$ —	$ 292,062
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	231,195	—	—	—	—	231,195
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	7,217	—	—	143,788	—	151,005
	$ —	$ 238,412	$ —	$ —	$ 435,850	$ —	$ 674,262

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (923,996)	$ —	$ (923,996)
Forward foreign currency exchange contracts	—	—	—	537,629	—	—	537,629
Options purchased (a)	—	—	—	—	(422)	—	(422)
Options written	—	—	—	—	203	—	203
Swaps	—	(613,211)	—	—	55,541	—	(557,670)
	$ —	$ (613,211)	$ —	$ 537,629	$ (868,674)	$ —	$ (944,256)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 841,458	$ —	$ 841,458
Forward foreign currency exchange contracts	—	—	—	263,168	—	—	263,168
Swaps	—	164,267	—	—	315,527	—	479,794
	$ —	$ 164,267	$ —	$ 263,168	$ 1,156,985	$ —	$ 1,584,420

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 126,306,020
Average notional value of contracts — short	53,219,477
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	11,405,782
Average amounts sold — in USD	6,425
Options:
Average value of option contracts purchased	70
Average value of option contracts written	8
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Credit default swaps:
Average notional value — buy protection	$ 31,125,367
Average notional value — sell protection	1,304,686
Interest rate swaps:
Average notional value — pays fixed rate	10,747,295
Total return swaps:
Average notional value	13,137,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 111,491	$ 30,693
Forward foreign currency exchange contracts	176,171	—
Swaps — centrally cleared	—	12,978
Swaps — OTC (a)	412,945	151,005
Total derivative assets and liabilities in the Statements of Assets and Liabilities	700,607	194,676
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(111,491)	(43,671)
Total derivative assets and liabilities subject to an MNA	$ 589,116	$ 151,005

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America N.A.	$ 1,355	$ (978)	$ —	$ —	$ 377
Barclays Bank PLC	16,585	(14,902)	—	—	1,683
Citibank N.A.	660	(475)	—	—	185
Deutsche Bank AG	46	—	—	—	46
JPMorgan Chase Bank N.A.	2,548	(1,016)	—	—	1,532
Morgan Stanley & Co. International PLC	391,797	(133,634)	—	—	258,163
Standard Chartered Bank	1,361	—	—	—	1,361
State Street Bank and Trust Co.	24,352	—	—	—	24,352
The Bank of New York Mellon	17,294	—	—	—	17,294
Toronto-Dominion Bank	9,446	—	—	—	9,446
UBS AG	123,672	—	—	—	123,672
	$ 589,116	$ (151,005)	$ —	$ —	$ 438,111

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Bank of America N.A.	$ 978	$ (978)	$ —	$ —	$ —
Barclays Bank PLC	14,902	(14,902)	—	—	—
Citibank N.A.	475	(475)	—	—	—
JPMorgan Chase Bank N.A.	1,016	(1,016)	—	—	—
Morgan Stanley & Co. International PLC	133,634	(133,634)	—	—	—
	$ 151,005	$ (151,005)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 48,483,385	$ 917,574	$ 49,400,959
Common Stocks	—	144,489	605,755	750,244
Corporate Bonds	—	373,576,288	1,235,747	374,812,035
Fixed Rate Loan Interests	—	598,350	1,606,112	2,204,462
Floating Rate Loan Interests	—	294,147,610	13,579,446	307,727,056
Foreign Agency Obligations	—	2,455,442	—	2,455,442
Investment Companies	1,685,600	—	—	1,685,600
Non-Agency Mortgage-Backed Securities	—	25,924,769	—	25,924,769
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	33,997,278	—	33,997,278
Preferred Stocks
Capital Markets	1,385,450	—	—	1,385,450
Ground Transportation	—	21,326	—	21,326
IT Services	—	—	31,467	31,467
Software	—	—	45,574	45,574
U.S. Government Sponsored Agency Securities	—	20,606,426	—	20,606,426
U.S. Treasury Obligations	—	28,735,975	—	28,735,975
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	346,004	—	—	346,004
Unfunded Floating Rate Loan Interests (a)	—	961	—	961
	$ 3,417,054	$ 828,692,299	$ 18,021,675	850,131,028
Investments Valued at NAV (b)				1,011
				$ 850,132,039
Derivative Financial Instruments (c)
Assets
Credit Contracts	$ —	$ 8,027	$ —	$ 8,027
Foreign Currency Exchange Contracts	—	176,171	—	176,171
Interest Rate Contracts	785,766	398,115	—	1,183,881
Liabilities
Credit Contracts	—	(233,058)	—	(233,058)
Interest Rate Contracts	(292,062)	—	—	(292,062)
	$ 493,704	$ 349,255	$ —	$ 842,959

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $337,676,251 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks
Assets
Opening balance, as of December 31, 2023	$ 878,507	$ 220,615	$ 1,153,042	$ —	$ 8,429,726	$ — (a)	$ —
Transfers into Level 3	—	8	—	—	2,879,062	—	—
Transfers out of Level 3	—	(92,408)	(25,891)	—	(2,105,353)	—	—
Accrued discounts/premiums	(11,782)	—	151	1,200	26,127	—	—
Net realized gain (loss)	—	(6,054,825)	—	—	(377,568)	—	—
Net change in unrealized appreciation (depreciation) (b)(c)	50,849	6,060,882	(16,095)	(3,093)	541,245	—	9,398
Purchases	—	471,521	166,664	1,608,005	11,308,320	—	67,643
Sales	—	(38)	(42,124)	—	(7,122,113)	—	—
Closing balance, as of December 31, 2024	$ 917,574	$ 605,755	$ 1,235,747	$ 1,606,112	$ 13,579,446	$ — (a)	$ 77,041
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (c)	$ 50,849	$ 11,487	$ (16,095)	$ (3,093)	$ 138,630	$ —	$ 9,398

	Unfunded FloatingRate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 470	$ 10,682,360
Transfers into Level 3	—	2,879,070
Transfers out of Level 3	—	(2,223,652)
Accrued discounts/premiums	—	15,696
Net realized gain (loss)	—	(6,432,393)
Net change in unrealized appreciation (depreciation) (b)(c)	(470)	6,642,716
Purchases	—	13,622,153
Sales	—	(7,164,275)
Closing balance, as of December 31, 2024	$ —	$ 18,021,675
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (c)	$ —	$ 191,176

(a)	Rounds to less than $1.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL CLO Ltd., Series 2022-17A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.95%, 01/21/35 (a)(b)	USD	1,800	$ 1,805,008
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3- mo. CME Term SOFR + 1.46%), 6.08%, 07/20/37 (a)(b)		1,626	1,632,438
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.05%, 04/16/37 (a)(b)		500	507,519
Anchorage Capital CLO Ltd. (a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.18%, 04/28/37		919	926,628
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.42%, 04/28/37		250	255,085
Apidos CLO XVIII-R (a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/22/38		1,450	1,462,325
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.07%, 01/22/38		870	870,000
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3- mo. CME Term SOFR + 8.55%), 13.18%, 04/25/35 (a)(b)		380	388,665
Ares XLVII CLO Ltd., Series 2018-47A, Class A1, (3- mo. CME Term SOFR + 1.18%), 5.84%, 04/15/30 (a)(b)		73	73,383
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.75%, 06/25/36 (a)		3,758	2,416,931
Atrium XV, Series 15A, Class D1R, (3-mo. CME Term SOFR + 3.30%), 7.95%, 07/16/37 (a)(b)		550	558,578
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.18%, 07/19/34 (a)(b)		250	252,148
Ballyrock CLO Ltd. (a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 11.15%, 07/20/37		250	253,832
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38		250	250,495
Barings CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.07%, 07/15/34 (a)(b)		250	251,373
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. Term SOFR + 0.39%), 4.73%, 11/25/36 (a)		679	668,561
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.33%, 01/20/31 (a)(b)		800	800,686
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.97%, 07/15/34 (a)(b)		250	250,476
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.07%, 10/22/30 (a)(b)		94	94,455
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.88%, 10/20/30 (a)(b)		1,737	1,738,252
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.26%, 04/15/37 (a)(b)		1,000	1,012,216
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.63%, 07/18/34 (a)(b)		2,500	2,512,585
Carlyle Global Market Strategies CLO Ltd., Series 2015- 1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.86%, 07/20/31 (a)(b)		949	950,601
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle U.S. CLO Ltd., Series 2020-2A, Class CR, (3- mo. CME Term SOFR + 3.46%), 8.09%, 01/25/35 (a)(b)	USD	250	$ 251,485
Carrington Mortgage Loan Trust (a)
Series 2006-FRE2, Class A2, (1 mo. Term SOFR + 0.23%), 4.57%, 10/25/36		2,611	2,068,921
Series 2006-FRE2, Class A5, (1 mo. Term SOFR + 0.19%), 4.53%, 03/25/35 (c)		5,378	4,261,628
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.38%, 04/20/32 (a)(b)		1,000	1,001,928
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 11.32%, 07/20/32 (a)(b)		500	502,727
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. Term SOFR + 0.43%), 4.77%, 10/25/36 (a)		3,852	2,503,288
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.42%, 04/20/35 (a)(b)		400	401,470
CIFC Funding Ltd. (a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.94%, 04/27/31		98	97,458
Series 2016-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/21/31		750	751,800
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.07%, 04/21/37		700	710,818
Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.85%, 10/24/30		241	241,060
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.79%, 01/18/38		1,160	1,163,481
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.17%, 01/18/38		1,450	1,453,800
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.02%, 07/15/36		500	502,748
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.91%, 01/22/38		500	507,044
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		310	174,272
Clear Creek CLO Ltd., Series 2015-1A, Class DR, (3- mo. CME Term SOFR + 3.21%), 7.83%, 10/20/30 (a)(b)		250	251,434
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74 (b)		171	167,540
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1 mo. Term SOFR + 0.25%), 4.59%, 06/25/37 (a)		440	411,285
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.65%, 01/15/37 (a)		314	296,116
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.02%, 01/15/31 (a)(b)		174	174,023
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.82%, 04/15/29 (a)(b)		276	276,504
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 10.97%, 04/20/35 (a)(b)		415	416,843
Elmwood CLO 22 Ltd, Series 2023-1A, Class E, (3-mo. CME Term SOFR + 7.65%), 12.30%, 04/17/36 (a)(b)		500	508,498
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39 (b)		3,800	3,685,682
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 5.86%, 04/17/31 (a)(b)		471	471,217
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Fremont Home Loan Trust (a)
Series 2006-A, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.77%, 05/25/36	USD	3,840	$ 2,386,894
Series 2006-D, Class 2A3, (1 mo. Term SOFR + 0.26%), 4.60%, 11/25/36		5,952	2,078,129
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.09%, 04/15/36 (a)(b)		300	306,081
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3- mo. CME Term SOFR + 5.51%), 10.13%, 04/20/31 (a)(b)		500	501,700
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.02%, 07/15/31 (a)(b)		207	207,120
GoldenTree Loan Management U.S. CLO Ltd. (a)(b)
Series 2018-3A, Class D, (3-mo. CME Term SOFR + 3.11%), 7.73%, 04/20/30		250	251,431
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.59%, 10/20/34		250	249,997
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59 (b)		100	99,770
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. Term SOFR + 0.28%), 4.62%, 04/25/37 (a)		3,098	2,148,063
LCM XXIV Ltd., Series 24A, Class AR, (3-mo. CME Term SOFR + 1.24%), 5.86%, 03/20/30 (a)(b)		48	47,626
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.77%, 08/25/36 (a)		4,778	1,859,406
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.13%, 04/18/37 (a)(b)		1,450	1,462,731
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 13.19%, 04/21/35 (a)(b)		350	357,881
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.13%, 04/19/33 (a)(b)		500	503,000
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, (3-mo. CME Term SOFR + 3.21%), 7.83%, 10/21/30 (a)(b)		250	251,438
Madison Park Funding XXIX Ltd. (a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 7.89%, 10/18/30		565	568,168
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 10.59%, 10/18/30		500	502,107
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.61%, 04/15/37 (a)(b)		875	878,291
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36 (b)		470	475,588
MASTR Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. Term SOFR + 0.41%), 4.75%, 06/25/36 (a)		6,733	2,326,519
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.84%, 10/15/29 (a)(b)		350	350,738
Neuberger Berman CLO XX Ltd. (a)(b)
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.08%, 07/15/34		1,785	1,788,916
Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 11.42%, 07/15/34		710	714,191
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO Ltd. (a)(b)
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.37%, 01/20/35	USD	400	$ 400,805
Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 01/20/36		250	251,414
OCP CLO Ltd. (a)(b)
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.90%, 01/15/33		550	550,914
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.90%, 11/26/37		590	592,821
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38		1,000	1,000,000
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.97%, 04/26/36		950	952,296
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.18%, 07/20/30 (a)(b)		500	503,075
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 5.87%, 07/15/29 (a)(b)		16	16,008
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.85%, 07/19/30 (a)(b)		1,114	1,115,923
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.29%, 01/25/31 (a)(b)		250	250,357
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 5.78%, 02/14/31 (a)(b)		326	326,222
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 7.64%, 01/22/30 (a)(b)		500	502,887
OHA Credit Funding Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.31%, 01/22/38 (a)(b)		300	300,000
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR3, (3-mo. CME Term SOFR + 1.33%), 5.85%, 02/20/34 (a)(b)		1,000	1,002,121
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 10.42%, 01/20/31 (a)(b)		250	238,176
Palmer Square CLO Ltd. (a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.04%, 01/17/31		64	64,311
Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38		810	809,945
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.68%, 07/20/29		161	161,172
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 5.70%, 04/15/30		83	82,668
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38 (a)(b)		1,700	1,700,000
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 6.37%, 01/15/34 (a)(b)		850	854,338
Regatta XXV Funding Ltd., Series 2025, Class E, (3- mo. CME Term SOFR + 8.41%), 13.07%, 07/15/36 (a)(b)		500	514,980
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33 (d)		1,110	1,039,293

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37	USD	3,514	$ 1,393,660
Rockford Tower CLO Ltd. (a)(b)
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.77%, 10/15/29		500	502,737
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.84%, 01/15/38		1,914	1,923,570
RR Ltd. (a)(b)
Series 2021-16A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.03%, 07/15/36		1,000	1,001,594
Series 2022-24A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 6.04%, 01/15/37		1,000	1,000,000
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45 (d)		— (e)	443,362
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35 (b)		203	206,312
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3- mo. CME Term SOFR + 1.21%), 5.83%, 10/26/34 (a)(b)		700	700,201
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53 (b)		201	193,604
SoFi Personal Loan Term
Series 2023-1, Class A, 6.00%, 11/12/30 (b)		180	182,091
Series 2024-1, Class A, 6.06%, 02/12/31 (b)		514	517,618
Series 2024-1, Class R1, 0.00%, 02/12/31		10	303,096
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.94%, 07/20/32 (a)(b)		250	250,518
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54 (b)		295	298,592
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 5.99%, 01/17/32 (a)(b)		408	408,228
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.48%, 04/23/35 (a)(b)		600	602,104
TCI-Flatiron CLO Ltd. (a)(b)
Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.27%, 01/29/32		645	645,462
Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 5.75%, 01/17/32		443	442,752
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.85%, 07/15/30 (a)(b)		1,372	1,374,045
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3-mo. CME Term SOFR + 1.96%), 6.58%, 07/21/34 (a)(b)		1,000	1,005,917
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3- mo. CME Term SOFR + 3.15%), 7.78%, 07/25/37 (a)(b)		250	254,012
Trimaran CAVU Ltd. (a)(b)
Series 2021-1A, Class ER, (3-mo. CME Term SOFR + 7.00%), 11.63%, 07/23/37		375	384,989
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 10.74%, 01/20/36		1,100	1,106,241
Series 2022-2A, Class E, (3-mo. CME Term SOFR + 8.81%), 13.43%, 01/20/36		500	507,223
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 13.56%, 07/20/36		500	517,978
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32 (f)	GBP	31	40,541
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd. (a)(b)
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/34	USD	1,955	$ 1,958,179
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.07%, 07/15/34		250	251,377
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 5.92%, 10/15/30 (a)(b)		181	181,023
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1 mo. Term SOFR + 0.35%), 4.69%, 05/25/37 (a)(c)		5,190	4,479,838
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/20/38 (a)(b)		250	250,000
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.48%, 01/20/35 (a)(b)		275	275,848
Total Asset-Backed Securities — 17.4% (Cost: $106,206,228)			100,333,533

	Shares
Common Stocks
Real Estate Management & Development — 0.0%
Adler Group SA (d)(g)	33,367	—
Total Common Stocks — 0.0% (Cost: $ — )		—

		Par (000)
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc. (b)(c)
5.13%, 08/15/27	USD	586	564,065
7.75%, 04/15/28		319	287,837
9.00%, 09/15/28		1,186	1,242,010
7.50%, 06/01/29		1,287	1,126,059
7.88%, 04/01/30		1,116	1,148,580
CMG Media Corp., 8.88%, 06/18/29 (b)		245	183,806
Lamar Media Corp., 4.00%, 02/15/30		53	48,250
Neptune Bidco U.S., Inc., 9.29%, 04/15/29 (b)		852	792,465
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
4.25%, 01/15/29 (c)		326	303,142
4.63%, 03/15/30		122	112,735
7.38%, 02/15/31		387	404,508
Stagwell Global LLC, 5.63%, 08/15/29 (b)(c)		129	122,820
			6,336,277
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		360	365,079
Bombardier, Inc. (b)
6.00%, 02/15/28 (c)		683	680,233
7.50%, 02/01/29		14	14,566
8.75%, 11/15/30 (c)		607	652,485
7.25%, 07/01/31		237	244,412
7.00%, 06/01/32 (c)		336	341,800
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)(c)		864	864,160
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Goat Holdco LLC, 6.75%, 02/01/32 (b)	USD	460	$ 455,506
Lockheed Martin Corp., 5.70%, 11/15/54 (c)		451	459,363
Northrop Grumman Corp., 4.75%, 06/01/43 (c)		680	609,363
RTX Corp., 4.35%, 04/15/47 (c)		700	574,941
Spirit AeroSystems, Inc. (b)
9.38%, 11/30/29		621	664,775
9.75%, 11/15/30		531	587,609
TransDigm, Inc. (b)
6.75%, 08/15/28 (c)		1,587	1,600,845
6.38%, 03/01/29 (c)		2,387	2,392,303
7.13%, 12/01/31 (c)		1,021	1,045,466
6.63%, 03/01/32 (c)		2,725	2,749,595
6.00%, 01/15/33		1,437	1,408,340
Triumph Group, Inc., 9.00%, 03/15/28 (b)		1,293	1,346,314
			17,057,155
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30 (b)		238	239,305
Automobile Components — 1.2%
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		280	240,174
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (f)	EUR	423	437,901
6.25%, 05/15/26 (b)(c)	USD	350	349,913
8.50%, 05/15/27 (b)(c)		3,576	3,581,439
6.75%, 05/15/28 (b)(c)		1,058	1,077,350
Forvia SE, 3.75%, 06/15/28 (f)	EUR	100	100,639
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)(c)	USD	151	153,195
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		81	74,380
5.63%, 04/30/33		137	120,297
Mahle GmbH, 6.50%, 05/02/31 (f)	EUR	100	101,656
Schaeffler AG, 4.75%, 08/14/29 (f)		100	106,048
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	396	369,076
ZF Finance GmbH, 2.00%, 05/06/27 (f)	EUR	100	97,357
			6,809,425
Automobiles — 1.5%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	22	21,087
5.00%, 02/15/32 (b)		40	36,489
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (b)		200	195,241
10.38%, 03/31/29 (f)	GBP	100	123,062
Carvana Co. (b)(h)
(13.00% PIK), 13.00%, 06/01/30	USD	978	1,074,094
(14.00% PIK), 14.00%, 06/01/31 (c)		1,427	1,710,880
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		264	273,938
Ford Motor Credit Co. LLC, 6.95%, 06/10/26		1,250	1,278,277
General Motors Co., 6.25%, 10/02/43 (c)		2,194	2,166,767
Global Auto Holdings Ltd/AAG FH UK Ltd., 11.50%, 08/15/29 (b)		200	209,595
Group 1 Automotive, Inc., 6.38%, 01/15/30 (b)		114	114,228
LCM Investments Holdings II LLC (b)
4.88%, 05/01/29		310	289,463
8.25%, 08/01/31 (c)		477	494,823
RCI Banque SA (a)(f)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30	EUR	100	103,166
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	105,906
Security		Par (000)	Value
Automobiles (continued)
TML Holdings Pte. Ltd., 4.35%, 06/09/26 (f)	USD	200	$ 196,236
Wabash National Corp., 4.50%, 10/15/28 (b)(c)		281	256,592
			8,649,844
Banks — 1.2%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36 (a)(f)	EUR	100	103,668
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30 (a)(f)		100	109,761
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(f)		100	107,937
Banco BPM SpA, (5-year EUR Swap + 3.17%), 2.88%, 06/29/31 (a)(f)		100	102,549
Bangkok Bank PCL/Hong Kong
5.50%, 09/21/33 (b)(c)	USD	271	270,772
(5-year CMT + 4.73%), 5.00% (i)		505	498,940
Barclays Bank PLC, 1.00%, 02/16/29 (j)		476	477,447
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29 (a)(c)		815	846,240
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		133	147,088
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)		200	200,028
JPMorgan Chase & Co., (3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29 (a)(c)		2,250	2,158,606
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(f)	EUR	100	112,100
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33 (a)(b)(c)	USD	500	487,835
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(i)		160	163,161
UBS AG/Stamford CT, 5.00%, 07/09/27 (c)		900	905,277
			6,691,409
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (c)		2,000	1,818,734
Biotechnology — 0.1%
Amgen, Inc., 4.95%, 10/01/41		250	225,389
Cidron Aida Finco SARL, 5.00%, 04/01/28 (f)	EUR	100	101,721
Gilead Sciences, Inc., 4.15%, 03/01/47 (c)	USD	700	559,512
			886,622
Broadline Retail (b) — 0.1%
Rakuten Group, Inc.
11.25%, 02/15/27		283	308,478
9.75%, 04/15/29		474	513,046
			821,524
Building Materials — 1.8%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		258	254,629
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)(c)		295	282,685
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (b)	EUR	205	224,379
6.38%, 12/15/30 (f)		100	109,453
6.63%, 12/15/30 (b)(c)	USD	3,738	3,742,985
6.75%, 07/15/31 (b)		299	301,042
JELD-WEN, Inc., 7.00%, 09/01/32 (b)		621	576,338
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28 (c)		103	99,501
9.75%, 07/15/28		208	212,709
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28 (c)		637	621,308
8.88%, 11/15/31		1,171	1,227,741
Standard Building Solutions, Inc., 6.50%, 08/15/32 (b)		975	976,561

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc.
2.25%, 11/21/26 (f)	EUR	131	$ 132,589
4.75%, 01/15/28 (b)	USD	6	5,742
4.38%, 07/15/30 (b)(c)		297	272,114
3.38%, 01/15/31 (b)		125	107,176
Summit Materials LLC/Summit Materials Finance Corp. (b)
5.25%, 01/15/29		40	40,280
7.25%, 01/15/31 (c)		612	649,385
Wilsonart LLC, 11.00%, 08/15/32 (b)		405	396,971
			10,233,588
Building Products — 0.6%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 (b)(c)		325	329,728
GYP Holdings III Corp., 4.63%, 05/01/29 (b)		472	445,170
Lowe ’ s Cos., Inc., 2.80%, 09/15/41 (c)		400	274,468
White Cap Buyer LLC, 6.88%, 10/15/28 (b)(c)		2,292	2,266,624
			3,315,990
Capital Markets — 1.4%
Antares Holdings LP, 6.35%, 10/23/29 (b)		295	292,668
Apollo Debt Solutions BDC (b)
6.90%, 04/13/29 (c)		446	461,381
6.70%, 07/29/31		250	256,750
Ares Strategic Income Fund (b)
5.70%, 03/15/28		293	292,959
5.60%, 02/15/30 (c)		420	415,081
Blackstone Private Credit Fund
5.95%, 07/16/29		181	182,193
6.25%, 01/25/31		89	90,497
6.00%, 11/22/34 (b)(c)		930	907,389
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (c)		196	205,430
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (c)		282	296,120
6.60%, 09/15/29 (b)		64	65,278
6.65%, 03/15/31		430	437,658
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)(c)		273	262,039
Focus Financial Partners LLC, 6.75%, 09/15/31 (b)		332	330,681
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34 (b)(c)		365	355,451
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (b)(c)		268	279,235
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)(c)		285	292,669
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		1,051	995,061
9.75%, 01/15/29		314	314,808
4.38%, 02/01/29 (c)		196	163,715
10.00%, 11/15/29 (b)		484	485,143
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (j)		396	415,998
Oaktree Strategic Credit Fund
8.40%, 11/14/28		67	71,779
6.50%, 07/23/29		159	160,671
			8,030,654
Chemicals — 2.0%
Avient Corp., 6.25%, 11/01/31 (b)		202	199,251
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)		358	370,471
Chemours Co.
5.38%, 05/15/27		276	265,653
5.75%, 11/15/28 (b)		172	159,777
4.63%, 11/15/29 (b)(c)		230	199,830
8.00%, 01/15/33 (b)		411	401,570
Security		Par (000)	Value
Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28 (b)(c)	USD	2,001	$ 1,898,002
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (f)	EUR	100	104,399
HB Fuller Co., 4.25%, 10/15/28	USD	90	84,648
Herens Holdco SARL, 4.75%, 05/15/28 (b)		271	250,051
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)(c)		309	312,875
INEOS Finance PLC, 6.38%, 04/15/29 (f)	EUR	100	108,555
INEOS Quattro Finance 2 PLC (f)
8.50%, 03/15/29		102	113,053
6.75%, 04/15/30		100	107,400
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(h)	USD	384	325,721
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)		170	174,859
Mativ Holdings, Inc., 8.00%, 10/01/29 (b)		195	187,824
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (b)		295	291,859
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		218	209,825
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (f)	EUR	100	110,312
9.75%, 11/15/28 (b)(c)	USD	1,403	1,488,606
6.25%, 10/01/29 (b)		204	193,788
7.25%, 06/15/31 (b)		788	800,403
Sherwin-Williams Co., 3.80%, 08/15/49		310	227,182
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		586	545,948
WR Grace Holdings LLC (b)
4.88%, 06/15/27		177	171,523
5.63%, 08/15/29 (c)		1,797	1,652,670
7.38%, 03/01/31		445	454,442
			11,410,497
Commercial Services & Supplies — 4.8%
ADT Security Corp. (b)
4.13%, 08/01/29		18	16,550
4.88%, 07/15/32		173	158,777
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		2,480	2,534,771
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (b)(c)		1,655	1,507,964
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)		1,566	1,474,803
4.63%, 06/01/28 (b)(c)		900	850,945
4.88%, 06/01/28 (f)	GBP	100	115,918
Amber Finco PLC, 6.63%, 07/15/29 (f)	EUR	100	109,438
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 7.37%, 04/15/31 (a)(f)		100	103,976
APi Group DE, Inc. (b)
4.13%, 07/15/29	USD	168	153,542
4.75%, 10/15/29		128	120,374
Belron UK Finance PLC, 5.75%, 10/15/29 (b)		1,022	1,011,483
Boels Topholding BV, 5.75%, 05/15/30 (f)	EUR	100	108,104
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)(c)	USD	1,606	1,683,666
Brink ’ s Co. (b)
6.50%, 06/15/29		208	210,790
6.75%, 06/15/32		313	315,299
Cimpress PLC, 7.38%, 09/15/32 (b)		363	360,622
Deluxe Corp., 8.13%, 09/15/29 (b)		170	172,384
DP World Salaam, (5-year CMT + 5.75%), 6.00% (a)(f)(i)		200	199,000
EquipmentShare.com, Inc., 8.00%, 03/15/33 (b)		177	179,244
Fortress Transportation and Infrastructure Investors LLC (b)
5.50%, 05/01/28 (c)		652	637,685
7.88%, 12/01/30		937	986,208
7.00%, 05/01/31 (c)		1,682	1,715,881
7.00%, 06/15/32 (c)		754	768,862
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Fortress Transportation and Infrastructure Investors LLC (b) (continued)
5.88%, 04/15/33	USD	533	$ 514,357
Garda World Security Corp. (b)
4.63%, 02/15/27		437	424,424
7.75%, 02/15/28 (c)		976	1,007,141
6.00%, 06/01/29		143	135,563
8.25%, 08/01/32		547	555,874
8.38%, 11/15/32 (c)		1,168	1,188,843
Herc Holdings, Inc., 6.63%, 06/15/29 (b)(c)		314	317,978
Hertz Corp., 12.63%, 07/15/29 (b)		195	207,756
Loxam SAS, 6.38%, 05/31/29 (f)	EUR	100	109,188
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)	USD	158	150,743
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28 (b)(c)		217	215,807
Q-Park Holding I BV, 5.13%, 02/15/30 (f)	EUR	100	106,388
Raven Acquisition Holdings LLC, 6.88%, 11/15/31 (b)	USD	544	538,543
RR Donnelley & Sons Co., 9.50%, 08/01/29 (b)		777	789,025
Service Corp. International
3.38%, 08/15/30		13	11,375
4.00%, 05/15/31 (c)		503	448,226
5.75%, 10/15/32		1,260	1,222,179
Sotheby ’ s, 7.38%, 10/15/27 (b)(c)		1,016	1,004,676
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)(c)		690	611,885
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29 (f)	EUR	100	106,885
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26 (b)(c)	USD	520	515,159
United Rentals North America, Inc., 6.13%, 03/15/34 (b)		231	229,193
Verisure Holding AB, 9.25%, 10/15/27 (f)	EUR	80	86,908
Veritiv Operating Co., 10.50%, 11/30/30 (b)	USD	221	238,013
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)		823	845,323
Williams Scotsman, Inc. (b)
6.63%, 06/15/29		49	49,583
7.38%, 10/01/31		335	344,703
			27,472,024
Construction & Engineering — 0.6%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (b)(c)		320	230,448
Arcosa, Inc. (b)
4.38%, 04/15/29		477	444,458
6.88%, 08/15/32		40	40,644
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)(c)		2,093	2,130,260
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30 (f)	EUR	100	108,728
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27	USD	200	190,750
Heathrow Finance PLC, 4.13%, 09/01/29 (f)(k)	GBP	100	114,587
			3,259,875
Consumer Finance — 1.4%
Block, Inc.
2.75%, 06/01/26	USD	615	592,613
3.50%, 06/01/31 (c)		207	182,259
6.50%, 05/15/32 (b)(c)		2,980	3,008,767
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		88	94,577
Global Payments, Inc., 1.50%, 03/01/31 (b)(c)(j)		717	701,943
Navient Corp.
5.50%, 03/15/29 (c)		166	156,591
9.38%, 07/25/30		241	257,482
OneMain Finance Corp.
6.63%, 01/15/28		157	158,944
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
6.63%, 05/15/29	USD	438	$ 443,453
5.38%, 11/15/29		61	58,648
7.88%, 03/15/30		410	427,695
4.00%, 09/15/30		231	205,304
7.50%, 05/15/31		142	145,739
7.13%, 11/15/31		248	252,668
Raymond James Financial, Inc., 4.95%, 07/15/46 (c)		400	359,030
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32 (b)(c)		760	772,963
Shift4 Payments, Inc., 0.00%, 12/15/25 (l)		219	294,117
			8,112,793
Consumer Staples Distribution & Retail — 0.0%
B&M European Value Retail SA, 6.50%, 11/27/31 (f)	GBP	100	124,226
Containers & Packaging — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
6.00%, 06/15/27	USD	736	730,245
3.25%, 09/01/28		200	178,935
4.00%, 09/01/29 (c)		2,000	1,717,986
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (f)	EUR	243	225,292
4.13%, 08/15/26 (b)	USD	1,124	1,011,600
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29 (c)		864	869,727
6.88%, 01/15/30		627	631,243
8.75%, 04/15/30 (c)		738	746,021
Fiber Bidco SpA, 6.13%, 06/15/31 (f)	EUR	100	104,113
Graphic Packaging International LLC, 2.63%, 02/01/29 (f)		195	192,406
LABL, Inc. (b)
5.88%, 11/01/28	USD	121	107,799
9.50%, 11/01/28		567	567,760
8.63%, 10/01/31		507	469,016
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27 (c)		4,853	4,951,079
9.25%, 04/15/27		218	220,551
OI European Group BV
6.25%, 05/15/28 (b)	EUR	150	161,266
5.25%, 06/01/29 (f)		100	105,657
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	51	50,781
7.25%, 05/15/31 (c)		164	159,608
Sealed Air Corp. (b)
5.00%, 04/15/29		77	74,104
6.50%, 07/15/32		146	146,224
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)		16	17,650
			13,439,063
Diversified REITs — 1.2%
American Tower Corp., 2.30%, 09/15/31 (c)		1,000	831,429
Digital Realty Trust LP, 1.88%, 11/15/29 (b)(j)		109	112,270
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		353	324,891
Iron Mountain U.K. PLC, 3.88%, 11/15/25 (f)	GBP	100	122,877
Iron Mountain, Inc. (b)
7.00%, 02/15/29	USD	889	908,351
5.25%, 07/15/30		31	29,591
5.63%, 07/15/32		89	85,019

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc. (b) (continued)
6.25%, 01/15/33	USD	647	$ 644,416
SBA Communications Corp., 3.13%, 02/01/29 (c)		651	587,616
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28 (b)(c)		2,973	3,170,052
			6,816,512
Diversified Telecommunication Services — 5.8%
Altice Financing SA (b)
5.00%, 01/15/28		200	156,546
5.75%, 08/15/29		1,198	876,987
Altice France SA (b)
5.50%, 01/15/28		357	263,164
5.13%, 01/15/29		200	150,572
5.13%, 07/15/29		1,200	898,636
AT&T, Inc., 4.35%, 06/15/45 (c)		2,656	2,176,826
CommScope LLC, 4.75%, 09/01/29 (b)(c)		622	553,998
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (b)		600	546,483
Corning, Inc., 4.38%, 11/15/57 (c)		1,915	1,468,243
EchoStar Corp. (c)
11/30/30 (h)		1,935	1,755,122
10.75%, 11/30/29		1,867	2,007,885
Eutelsat SA, 1.50%, 10/13/28 (f)	EUR	100	76,912
Frontier Communications Holdings LLC
5.88%, 10/15/27 (b)	USD	405	403,716
5.00%, 05/01/28 (b)		1,139	1,113,503
5.88%, 11/01/29		58	57,181
6.00%, 01/15/30 (b)		230	229,486
8.75%, 05/15/30 (b)(c)		2,085	2,203,614
8.63%, 03/15/31 (b)		331	352,036
Iliad Holding SASU
7.00%, 10/15/28 (b)(c)		238	241,182
5.38%, 04/15/30 (f)	EUR	100	106,537
8.50%, 04/15/31 (b)	USD	1,050	1,116,323
7.00%, 04/15/32 (b)		985	989,983
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (f)	EUR	117	123,441
Kenbourne Invest SA, 6.88%, 11/26/24 (b)(g)(m)	USD	243	97,200
Level 3 Financing, Inc. (b)
10.50%, 04/15/29 (c)		1,574	1,754,583
4.88%, 06/15/29 (c)		996	866,955
11.00%, 11/15/29 (c)		2,018	2,269,671
4.50%, 04/01/30		443	367,647
10.50%, 05/15/30 (c)		1,116	1,215,324
10.75%, 12/15/30		658	734,274
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (f)	EUR	100	109,020
Lumen Technologies, Inc. (b)
4.13%, 04/15/30	USD	259	230,355
10.00%, 10/15/32		283	280,942
Network i2i Ltd., (5-year CMT + 4.27%), 5.65% (a)(f)(i)		250	249,609
Optics Bidco SpA (b)
6.00%, 09/30/34		897	861,155
7.20%, 07/18/36		358	365,418
Sable International Finance Ltd., 7.13%, 10/15/32 (b)		632	616,668
SoftBank Group Corp. (f)
4.50%, 04/20/25	EUR	100	103,585
3.38%, 07/06/29		100	100,044
3.88%, 07/06/32		100	98,425
Telecom Italia SpA/Milano, 2.75%, 04/15/25 (f)		100	103,067
Verizon Communications, Inc. (c)
4.50%, 08/10/33	USD	500	471,194
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (c) (continued)
3.00%, 11/20/60	USD	1,250	$ 723,268
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25 (f)		208	194,480
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29 (f)	GBP	100	111,419
4.50%, 07/15/31 (f)		100	106,724
4.75%, 07/15/31 (b)	USD	362	311,203
7.75%, 04/15/32 (b)		252	253,983
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (b)(c)		1,522	1,571,956
Zayo Group Holdings, Inc. (b)(c)
4.00%, 03/01/27		864	796,832
6.13%, 03/01/28		414	351,896
Zegona Finance PLC, 6.75%, 07/15/29 (f)	EUR	100	110,225
			33,295,498
Electric Utilities — 2.3%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (c)(f)	USD	211	184,225
Alpha Generation LLC, 6.75%, 10/15/32 (b)		433	428,399
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32 (f)	EUR	100	107,860
6.38%, 02/15/32 (b)	USD	290	289,230
Calpine Corp. (b)
5.13%, 03/15/28 (c)		791	767,109
5.00%, 02/01/31		88	82,754
Clearway Energy Operating LLC, 4.75%, 03/15/28 (b)		53	50,686
Duke Energy Corp., 4.80%, 12/15/45 (c)		1,500	1,294,534
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(i)		3,040	2,997,677
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54 (a)(f)	EUR	100	105,446
Enel Finance International NV, 3.63%, 05/25/27 (b)(c)	USD	1,250	1,214,664
Lightning Power LLC, 7.25%, 08/15/32 (b)		126	129,545
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		191	182,771
NextEra Energy Operating Partners LP (b)
3.88%, 10/15/26		86	82,230
7.25%, 01/15/29		356	364,133
NRG Energy, Inc. (b)
5.75%, 07/15/29		342	332,465
6.00%, 02/01/33		1,038	1,008,132
6.25%, 11/01/34		1,080	1,059,313
Pike Corp., 8.63%, 01/31/31 (b)		117	123,430
Public Power Corp. SA, 4.63%, 10/31/31 (f)	EUR	100	105,440
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (f)	USD	149	150,350
Virginia Electric and Power Co., 6.35%, 11/30/37 (c)		750	798,076
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(i)		240	244,935
Vistra Operations Co. LLC (b)
7.75%, 10/15/31		480	503,552
6.88%, 04/15/32		507	519,126
			13,126,082
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp., 5.00%, 12/15/29 (b)(c)		610	582,118
Imola Merger Corp., 4.75%, 05/15/29 (b)		353	334,746
Nexans SA, 4.25%, 03/11/30 (f)	EUR	100	105,918
Sensata Technologies, Inc. (b)
4.38%, 02/15/30	USD	810	741,990
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc. (b) (continued)
3.75%, 02/15/31	USD	26	$ 22,730
6.63%, 07/15/32		500	499,461
WESCO Distribution, Inc., 6.63%, 03/15/32 (b)		245	249,012
Zebra Technologies Corp., 6.50%, 06/01/32 (b)		154	156,219
			2,692,194
Energy Equipment & Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		113	113,584
6.25%, 04/01/28		1,088	1,082,200
6.63%, 09/01/32		639	638,205
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)		685	698,732
Oceaneering International, Inc., 6.00%, 02/01/28		92	90,746
Star Holding LLC, 8.75%, 08/01/31 (b)		340	336,879
TGS ASA, 8.50%, 01/15/30 (b)		200	204,473
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29 (b)(c)		553	562,759
Weatherford International Ltd., 8.63%, 04/30/30 (b)(c)		362	373,707
			4,101,285
Entertainment — 2.4%
Banijay Entertainment SAS, 8.13%, 05/01/29 (b)		200	207,062
Boyne USA, Inc., 4.75%, 05/15/29 (b)(c)		397	376,341
Caesars Entertainment, Inc. (b)
7.00%, 02/15/30 (c)		2,112	2,151,177
6.50%, 02/15/32 (c)		892	896,026
6.00%, 10/15/32		259	249,720
Churchill Downs, Inc. (b)
4.75%, 01/15/28		374	360,773
5.75%, 04/01/30		1,073	1,053,099
6.75%, 05/01/31 (c)		540	545,841
Cinemark USA, Inc., 7.00%, 08/01/32 (b)(c)		148	150,861
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 7.56%, 07/31/28 (a)(f)	EUR	100	104,849
CPUK Finance Ltd., 4.50%, 08/28/27 (f)	GBP	100	119,016
Great Canadian Gaming Corp., 8.75%, 11/15/29 (b)	USD	524	536,335
Inter Media and Communication SpA, 6.75%, 02/09/27 (f)	EUR	98	103,564
Light & Wonder International, Inc. (b)
7.25%, 11/15/29	USD	213	217,289
7.50%, 09/01/31		272	280,057
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		303	270,427
Live Nation Entertainment, Inc., 4.75%, 10/15/27 (b)(c)		304	293,903
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.94%, 12/15/30 (a)(f)	EUR	100	105,139
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)	USD	392	378,446
Merlin Entertainments Ltd., 5.75%, 06/15/26 (b)		600	595,051
Odeon Finco PLC, 12.75%, 11/01/27 (b)		400	419,999
Pinewood Finco PLC, 6.00%, 03/27/30 (f)	GBP	100	124,298
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29	USD	148	116,180
5.88%, 09/01/31		214	155,685
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		280	267,941
Six Flags Entertainment Corp., 7.25%, 05/15/31 (b)(c)		180	183,839
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)		1,100	1,114,866
Vail Resorts, Inc., 6.50%, 05/15/32 (b)(c)		479	484,373
Security		Par (000)	Value
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29 (c)	USD	1,011	$ 968,308
7.13%, 02/15/31 (c)		617	642,550
6.25%, 03/15/33		244	239,727
			13,712,742
Environmental, Maintenance & Security Service — 0.9%
Clean Harbors, Inc., 6.38%, 02/01/31 (b)		53	53,359
GFL Environmental, Inc. (b)
4.00%, 08/01/28		567	536,889
3.50%, 09/01/28		259	244,099
4.38%, 08/15/29 (c)		519	490,599
6.75%, 01/15/31		669	686,967
Madison IAQ LLC (b)
4.13%, 06/30/28		320	302,928
5.88%, 06/30/29 (c)		787	743,113
Paprec Holding SA, 7.25%, 11/17/29 (f)	EUR	100	109,800
Reworld Holding Corp.
4.88%, 12/01/29 (b)(c)	USD	181	167,392
5.00%, 09/01/30		91	83,920
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)(c)		1,690	1,689,057
Wrangler Holdco Corp., 6.63%, 04/01/32 (b)		174	177,132
			5,285,255
Financial Services — 1.4%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40 (a)		60	58,130
Azorra Finance Ltd., 7.75%, 04/15/30 (b)		223	219,726
Enact Holdings, Inc., 6.25%, 05/28/29 (c)		113	115,148
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		511	527,322
9.13%, 05/15/31		359	370,154
GGAM Finance Ltd. (b)
7.75%, 05/15/26		58	58,804
8.00%, 02/15/27		425	438,369
8.00%, 06/15/28		177	185,851
6.88%, 04/15/29		341	345,295
5.88%, 03/15/30		281	274,677
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (b)		253	256,302
Intrum AB, 3.00%, 09/15/27 (f)(g)(m)	EUR	100	74,737
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)(c)	USD	415	389,286
Macquarie Airfinance Holdings Ltd. (b)(c)
8.13%, 03/30/29		327	345,838
6.50%, 03/26/31		220	227,278
Nationstar Mortgage Holdings, Inc. (b)
6.00%, 01/15/27 (c)		101	100,467
6.50%, 08/01/29		696	694,821
5.13%, 12/15/30 (c)		269	250,985
5.75%, 11/15/31 (c)		170	162,489
7.13%, 02/01/32 (c)		942	953,736
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		367	384,507
7.13%, 11/15/30		366	370,651
PHH Escrow Issuer LLC, 9.88%, 11/01/29 (b)		187	187,841
ProGroup AG, 5.13%, 04/15/29 (f)	EUR	100	101,811
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (c)	USD	333	315,955
3.88%, 03/01/31 (c)		201	175,131
4.00%, 10/15/33		104	86,618

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31 (h)	EUR	219	$ 75,787
UWM Holdings LLC, 6.63%, 02/01/30 (b)	USD	626	622,133
			8,369,849
Food Products — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
3.25%, 03/15/26		65	63,413
7.50%, 03/15/26		127	127,448
4.63%, 01/15/27		1,035	1,013,279
5.88%, 02/15/28		348	346,564
6.50%, 02/15/28		128	129,684
3.50%, 03/15/29		309	281,239
4.88%, 02/15/30 (c)		261	248,689
Aramark International Finance SARL, 3.13%, 04/01/25 (f)	EUR	200	206,652
Aramark Services, Inc., 5.00%, 02/01/28 (b)(c)	USD	492	478,107
B&G Foods, Inc., 8.00%, 09/15/28 (b)		118	121,300
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (f)	GBP	104	125,930
BRF GmbH, 4.35%, 09/29/26 (f)	USD	200	195,208
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(h)		1,624	1,717,410
Chobani LLC/Chobani Finance Corp., Inc. (b)(c)
4.63%, 11/15/28		1,198	1,153,230
7.63%, 07/01/29		1,528	1,580,082
Darling Global Finance BV, 3.63%, 05/15/26 (f)	EUR	156	161,391
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)(c)	USD	321	316,660
Fiesta Purchaser, Inc. (b)
7.88%, 03/01/31		136	141,949
9.63%, 09/15/32		173	181,232
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.63%, 12/15/29 (a)(f)	EUR	100	104,673
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29 (b)	USD	115	119,310
Lamb Weston Holdings, Inc. (b)(c)
4.13%, 01/31/30		368	336,474
4.38%, 01/31/32		474	428,895
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.30%, 07/01/29 (a)(f)	EUR	100	103,947
Performance Food Group, Inc. (b)
4.25%, 08/01/29	USD	383	355,360
6.13%, 09/15/32		707	706,968
Post Holdings, Inc. (b)
4.63%, 04/15/30 (c)		397	366,132
4.50%, 09/15/31		42	37,625
6.25%, 02/15/32		359	356,303
6.38%, 03/01/33		427	417,974
6.25%, 10/15/34		267	260,096
Premier Foods Finance PLC, 3.50%, 10/15/26 (f)	GBP	100	122,217
U.S. Foods, Inc. (b)
4.75%, 02/15/29	USD	427	408,927
4.63%, 06/01/30		25	23,511
7.25%, 01/15/32		306	316,684
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		233	229,543
			13,284,106
Ground Transportation — 0.6%
Brightline East LLC, 11.00%, 01/31/30 (b)(c)		289	275,816
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42 (c)		500	432,731
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)		568	571,424
Security		Par (000)	Value
Ground Transportation (continued)
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)(c)	USD	1,655	$ 1,644,224
Union Pacific Corp., 3.20%, 05/20/41 (c)		275	205,867
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32 (b)		180	185,535
			3,315,597
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63%, 11/01/25 (f)	EUR	300	308,408
4.63%, 07/15/28 (b)(c)	USD	557	531,659
3.88%, 11/01/29 (b)		31	28,340
Bausch & Lomb Corp., 8.38%, 10/01/28 (b)(c)		1,581	1,636,335
Medline Borrower LP (b)
3.88%, 04/01/29		888	822,277
5.25%, 10/01/29 (c)		1,866	1,800,809
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		770	778,119
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		254	272,427
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		259	262,393
			6,440,767
Health Care Providers & Services — 2.5%
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		442	426,982
Charles River Laboratories International, Inc., 4.00%, 03/15/31 (b)		55	48,927
CHS/Community Health Systems, Inc. (b)(c)
5.63%, 03/15/27		961	922,288
6.00%, 01/15/29		769	688,568
5.25%, 05/15/30		1,197	983,129
4.75%, 02/15/31		506	392,634
10.88%, 01/15/32		1,045	1,078,156
Concentra Escrow Issuer Corp., 6.88%, 07/15/32 (b)		453	462,495
DaVita, Inc., 6.88%, 09/01/32 (b)		237	238,817
Encompass Health Corp., 4.63%, 04/01/31		303	279,825
Ephios Subco 3 SARL, 7.88%, 01/31/31 (f)	EUR	100	112,767
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)(c)	USD	147	147,244
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (b)		280	280,223
HealthEquity, Inc., 4.50%, 10/01/29 (b)		531	497,735
IQVIA, Inc., 6.50%, 05/15/30 (b)		274	278,814
LifePoint Health, Inc. (b)(c)
9.88%, 08/15/30		445	480,136
11.00%, 10/15/30		949	1,041,682
10.00%, 06/01/32		417	423,984
Molina Healthcare, Inc. (b)
4.38%, 06/15/28		16	15,163
3.88%, 11/15/30		321	285,764
3.88%, 05/15/32 (c)		213	183,939
6.25%, 01/15/33		381	376,558
Northwell Healthcare, Inc., 4.26%, 11/01/47 (c)		686	548,435
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (b)		152	147,852
Star Parent, Inc., 9.00%, 10/01/30 (b)(c)		602	625,237
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(c)		884	901,763
Tenet Healthcare Corp.
6.13%, 06/15/30		320	317,478
6.75%, 05/15/31 (c)		1,097	1,108,234
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)(c)		333	339,363
UnitedHealth Group, Inc., 3.95%, 10/15/42 (c)		750	602,048
			14,236,240
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	609	675,569
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs (continued)
MPT Operating Partnership LP/MPT Finance Corp. (continued)
5.25%, 08/01/26	USD	72	$ 66,286
5.00%, 10/15/27		58	48,899
4.63%, 08/01/29 (c)		157	112,498
3.50%, 03/15/31 (c)		1,185	746,677
			1,649,929
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		295	299,308
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (b)		158	155,747
RHP Hotel Properties LP/RHP Finance Corp. (b)
7.25%, 07/15/28		148	151,963
4.50%, 02/15/29		142	134,066
6.50%, 04/01/32 (c)		1,283	1,289,457
Service Properties Trust (c)
8.63%, 11/15/31 (b)		1,753	1,824,151
8.88%, 06/15/32		604	559,007
XHR LP, 6.63%, 05/15/30 (b)		156	156,512
			4,570,211
Hotels, Restaurants & Leisure — 3.0%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29 (b)		252	248,225
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.96%, 07/18/30 (a)(f)	EUR	100	104,155
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28	USD	69	65,251
4.00%, 10/15/30		771	689,535
Carnival Corp., 6.00%, 05/01/29 (b)(c)		991	988,656
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)(c)		671	714,874
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29		412	381,792
6.75%, 01/15/30 (c)		172	158,674
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30 (c)		295	282,966
4.00%, 05/01/31 (b)		198	178,070
3.63%, 02/15/32 (b)		45	39,091
6.13%, 04/01/32 (b)(c)		195	194,468
5.88%, 03/15/33 (b)		571	561,846
Life Time, Inc. (b)
5.75%, 01/15/26		435	434,550
8.00%, 04/15/26		336	336,366
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		147	153,228
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		275	275,103
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)		353	307,694
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (b)		400	396,500
5.75%, 07/21/28 (b)		200	190,000
5.38%, 12/04/29 (f)		250	228,128
7.63%, 04/17/32 (b)		544	546,290
MGM China Holdings Ltd.
5.88%, 05/15/26 (f)		250	248,750
4.75%, 02/01/27 (b)		200	193,688
7.13%, 06/26/31 (b)		200	202,000
MGM Resorts International, 6.13%, 09/15/29		610	609,234
NCL Corp. Ltd. (b)
8.13%, 01/15/29		159	167,544
7.75%, 02/15/29		80	84,002
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd. (b) (continued)
6.25%, 03/01/30	USD	402	$ 397,212
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		185	198,183
Royal Caribbean Cruises Ltd. (b)
5.63%, 09/30/31 (c)		1,547	1,521,721
6.25%, 03/15/32 (c)		197	199,360
6.00%, 02/01/33		765	763,183
Sabre GLBL, Inc. (b)
8.63%, 06/01/27		515	507,912
10.75%, 11/15/29 (c)		267	275,448
Station Casinos LLC (b)
4.63%, 12/01/31		354	317,110
6.63%, 03/15/32		254	252,410
TUI AG, 5.88%, 03/15/29 (f)	EUR	100	108,398
Viking Cruises Ltd. (b)
5.88%, 09/15/27	USD	308	305,687
7.00%, 02/15/29		66	66,362
9.13%, 07/15/31		846	909,670
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		206	202,732
Wynn Macau Ltd.
5.50%, 01/15/26 (b)		200	198,062
5.50%, 01/15/26 (f)		200	198,062
5.63%, 08/26/28 (b)(c)		1,163	1,116,480
5.13%, 12/15/29 (b)(c)		610	564,250
			17,082,922
Household Durables — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (b)		185	167,864
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		116	117,807
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		266	247,271
4.88%, 02/15/30		476	429,860
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29 (b)		486	477,695
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		151	157,326
Empire Communities Corp., 9.75%, 05/01/29 (b)		103	108,360
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29 (b)		1,031	1,122,538
LG Electronics, Inc., 5.63%, 04/24/27 (b)(c)		200	202,262
LGI Homes, Inc. (b)
8.75%, 12/15/28		116	121,678
7.00%, 11/15/32		291	288,131
Meritage Homes Corp., 1.75%, 05/15/28 (b)(j)		357	349,860
New Home Co., Inc., 9.25%, 10/01/29 (b)		296	311,520
Scotts Miracle-Gro Co.
4.50%, 10/15/29		64	58,965
4.38%, 02/01/32		15	13,097
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		158	167,045
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (b)		75	71,769
Tempur Sealy International, Inc., 3.88%, 10/15/31 (b)		66	57,581
			4,470,629
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28		20	19,429
4.13%, 10/15/30 (c)		159	142,803
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (b)		78	74,297
Spectrum Brands, Inc., 3.38%, 06/01/29 (b)(j)		251	245,051
			481,580
Independent Power and Renewable Electricity Producers — 0.0%
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28 (b)(h)		176	107,790

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 5.63%, 07/01/27 (b)	USD	50	$ 49,518
Insurance — 5.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)
4.25%, 10/15/27 (c)		2,111	2,014,986
6.75%, 10/15/27 (c)		1,474	1,461,810
6.75%, 04/15/28		180	180,423
5.88%, 11/01/29 (c)		1,586	1,523,641
7.00%, 01/15/31		1,201	1,205,691
7.38%, 10/01/32		1,202	1,213,061
AmWINS Group, Inc. (b)
6.38%, 02/15/29		182	183,116
4.88%, 06/30/29		147	138,033
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29 (b)		295	298,988
Ardonagh Finco Ltd.
6.88%, 02/15/31 (f)	EUR	200	213,650
7.75%, 02/15/31 (b)	USD	915	942,268
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)		819	850,931
AssuredPartners, Inc., 7.50%, 02/15/32 (b)		504	542,447
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40		250	263,530
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)
7.25%, 02/15/31 (c)		2,497	2,537,449
8.13%, 02/15/32		1,048	1,070,305
HUB International Ltd. (b)(c)
7.25%, 06/15/30		4,588	4,701,554
7.38%, 01/31/32		5,518	5,604,372
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30		903	949,777
10.50%, 12/15/30		567	612,998
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)(c)		3,781	3,818,789
Ryan Specialty LLC (b)
4.38%, 02/01/30		163	153,024
5.88%, 08/01/32		446	441,292
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47 (b)(c)		700	560,240
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34 (f)	EUR	100	107,755
USI, Inc./New York, 7.50%, 01/15/32 (b)(c)	USD	611	631,900
			32,222,030
Interactive Media & Services (f) — 0.0%
iliad SA
5.38%, 06/14/27	EUR	100	108,342
5.63%, 02/15/30		100	111,446
			219,788
Internet Software & Services — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL (b)
5.00%, 05/01/28	USD	514	464,803
9.00%, 08/01/29		200	191,279
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		418	395,710
5.63%, 09/15/28		401	371,988
ION Trading Technologies SARL, 9.50%, 05/30/29 (b)		200	209,700
Match Group Holdings II LLC (b)
5.63%, 02/15/29 (c)		209	202,950
4.13%, 08/01/30		262	232,069
Security		Par (000)	Value
Internet Software & Services (continued)
Uber Technologies, Inc. (j)
0.00%, 12/15/25 (l)	USD	215	$ 216,720
Series 2028, 0.88%, 12/01/28		771	848,100
			3,133,319
IT Services — 0.5%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 (f)	EUR	100	105,398
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)	USD	343	345,596
CA Magnum Holdings, 5.38%, 10/31/26 (b)		488	476,410
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)(c)		770	785,146
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		210	211,184
KBR, Inc., 4.75%, 09/30/28 (b)		204	195,599
McAfee Corp., 7.38%, 02/15/30 (b)(c)		851	826,514
Science Applications International Corp., 4.88%, 04/01/28 (b)		239	229,975
			3,175,822
Machinery — 1.4%
Chart Industries, Inc. (b)
7.50%, 01/01/30 (c)		791	822,385
9.50%, 01/01/31		102	109,308
Esab Corp., 6.25%, 04/15/29 (b)		350	354,354
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (b)		170	160,650
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29 (b)(c)		1,066	1,112,910
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.93%, 04/15/29 (a)(f)	EUR	100	104,105
Manitowoc Co., Inc., 9.25%, 10/01/31 (b)	USD	175	179,379
Terex Corp., 6.25%, 10/15/32 (b)		228	223,439
TK Elevator Holdco GmbH
6.63%, 07/15/28 (f)	EUR	167	173,600
7.63%, 07/15/28 (b)	USD	1,033	1,032,245
TK Elevator Midco GmbH, 4.38%, 07/15/27 (f)	EUR	372	384,373
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)(c)	USD	2,566	2,511,897
Vertiv Group Corp., 4.13%, 11/15/28 (b)(c)		847	799,417
			7,968,062
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28 (b)		100	102,510
Media — 4.5%
Cable One, Inc.
0.00%, 03/15/26 (j)(l)		114	105,792
1.13%, 03/15/28 (j)		1,006	827,435
4.00%, 11/15/30 (b)		24	20,054
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
5.38%, 06/01/29		76	72,613
6.38%, 09/01/29		1,472	1,459,417
4.75%, 03/01/30 (c)		126	115,059
4.25%, 02/01/31 (c)		632	550,804
7.38%, 03/01/31 (c)		2,275	2,319,325
4.75%, 02/01/32		41	35,985
4.50%, 06/01/33		24	20,193
4.25%, 01/15/34 (c)		1,351	1,096,053
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47 (c)		3,000	2,462,315
CSC Holdings LLC (b)
5.38%, 02/01/28		600	517,624
11.25%, 05/15/28		266	262,519
11.75%, 01/31/29		2,134	2,107,487
4.13%, 12/01/30		200	143,673
3.38%, 02/15/31		406	284,773
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CSC Holdings LLC (b) (continued)
4.50%, 11/15/31	USD	200	$ 144,006
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)(c)		1,763	1,717,688
DISH DBS Corp. (b)
5.25%, 12/01/26		1,285	1,168,002
5.75%, 12/01/28		973	831,910
DISH Network Corp., 11.75%, 11/15/27 (b)		2,129	2,255,020
GCI LLC, 4.75%, 10/15/28 (b)		136	127,014
Gray Television, Inc., 10.50%, 07/15/29 (b)(c)		906	905,938
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		580	524,784
Midcontinent Communications, 8.00%, 08/15/32 (b)		495	508,429
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)		421	367,525
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26		50	48,028
5.00%, 08/01/27		983	955,994
4.00%, 07/15/28		96	88,450
Sunrise FinCo I BV, 4.88%, 07/15/31 (b)(c)		794	720,206
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29 (f)(h)	EUR	105	90,111
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (b)	USD	400	388,400
Univision Communications, Inc. (b)
6.63%, 06/01/27 (c)		568	565,712
8.00%, 08/15/28		850	865,403
8.50%, 07/31/31 (c)		520	509,860
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32 (f)	GBP	100	125,062
VZ Secured Financing BV, 3.50%, 01/15/32 (f)	EUR	100	95,846
Ziggo Bond Co. BV, 5.13%, 02/28/30 (b)	USD	295	265,797
Ziggo BV, 4.88%, 01/15/30 (b)(c)		217	199,389
			25,869,695
Metals & Mining — 2.6%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)		522	522,046
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	179,832
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		312	322,857
11.50%, 10/01/31 (c)		1,160	1,297,786
ATI, Inc.
5.88%, 12/01/27 (c)		157	155,603
4.88%, 10/01/29		129	122,877
7.25%, 08/15/30 (c)		634	651,945
5.13%, 10/01/31		350	329,079
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		250	233,568
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)(c)		1,014	1,012,959
Carpenter Technology Corp., 7.63%, 03/15/30		463	474,169
Cleveland-Cliffs, Inc. (b)
6.88%, 11/01/29		296	292,833
7.38%, 05/01/33		241	236,711
Constellium SE
5.63%, 06/15/28 (b)		250	244,478
3.75%, 04/15/29 (b)(c)		1,492	1,350,483
5.38%, 08/15/32 (f)	EUR	100	105,150
6.38%, 08/15/32 (b)	USD	422	408,450
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)		994	1,051,781
Kaiser Aluminum Corp. (b)(c)
4.63%, 03/01/28		351	330,020
Security		Par (000)	Value
Metals & Mining (continued)
Kaiser Aluminum Corp. (b)(c) (continued)
4.50%, 06/01/31	USD	1,179	$ 1,039,290
Novelis Corp. (b)(c)
3.25%, 11/15/26		1,055	1,004,893
4.75%, 01/30/30		1,006	924,262
3.88%, 08/15/31		1,372	1,181,283
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (f)	EUR	300	298,238
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	USD	400	334,654
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (b)		155	144,828
Samarco Mineracao SA (h)
(9.00% PIK), 9.00%, 06/30/31 (f)		79	76,495
(9.00% PIK), 9.00%, 06/30/31 (b)		28	26,641
Vale Overseas Ltd., 6.40%, 06/28/54		55	53,762
Vallourec SACA, 7.50%, 04/15/32 (b)		417	432,150
Volcan Cia Minera SAA, 8.75%, 01/24/30 (b)		94	89,478
			14,928,601
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.2%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29		86	88,409
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		85	80,148
7.00%, 07/15/31		297	304,328
Starwood Property Trust, Inc.
7.25%, 04/01/29		226	231,832
6.00%, 04/15/30		115	112,876
6.50%, 07/01/30		225	225,282
			1,042,875
Oil, Gas & Consumable Fuels — 10.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (b)		504	515,425
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.38%, 06/15/29		263	256,116
6.63%, 02/01/32		383	385,789
Apache Corp., 5.25%, 02/01/42 (c)		800	693,621
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		214	258,701
8.25%, 12/31/28 (c)		313	319,520
Baytex Energy Corp., 8.50%, 04/30/30 (b)		56	57,216
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		296	302,319
7.25%, 07/15/32		238	244,506
Borr IHC Ltd./Borr Finance LLC (b)
10.00%, 11/15/28 (c)		199	198,583
10.38%, 11/15/30		244	242,243
Buckeye Partners LP
6.88%, 07/01/29 (b)		129	130,563
5.85%, 11/15/43		182	157,640
5.60%, 10/15/44		117	95,895
CD&R Firefly Bidco PLC, Series JAN, 04/30/29 (f)(n)	GBP	100	130,511
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)	USD	939	967,438
Civitas Resources, Inc. (b)
8.38%, 07/01/28		300	311,571
8.63%, 11/01/30 (c)		281	294,276
8.75%, 07/01/31 (c)		640	667,221
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		124	113,082
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (c)		436	425,027

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc. (b) (continued)
6.75%, 03/01/29	USD	180	$ 174,979
5.88%, 01/15/30 (c)		1,195	1,114,481
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)(c)		2,219	2,119,429
Crescent Energy Finance LLC (b)
7.63%, 04/01/32 (c)		771	767,033
7.38%, 01/15/33		794	771,084
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		166	172,263
DT Midstream, Inc. (b)
4.13%, 06/15/29		415	387,559
4.38%, 06/15/31 (c)		272	248,179
Ecopetrol SA
8.88%, 01/13/33		100	101,521
8.38%, 01/19/36		105	101,167
eG Global Finance PLC, 12.00%, 11/30/28 (b)		391	437,253
Empresa Nacional del Petroleo, 6.15%, 05/10/33 (b)(c)		200	201,688
Enbridge, Inc., (3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78 (a)(c)		1,865	1,842,505
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		277	292,234
Energy Transfer LP
6.13%, 12/15/45 (c)		500	493,498
5.30%, 04/15/47 (c)		350	309,523
(5-year CMT + 4.02%), 8.00%, 05/15/54 (a)(c)		695	728,324
Series H, (5-year CMT + 5.69%), 6.50% (a)(i)		4,521	4,522,863
EQM Midstream Partners LP (b)
4.50%, 01/15/29		32	30,462
6.38%, 04/01/29		452	453,521
7.50%, 06/01/30		108	114,888
4.75%, 01/15/31		307	288,712
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (c)		227	227,271
8.25%, 01/15/29		431	435,258
8.88%, 04/15/30 (c)		262	266,585
7.88%, 05/15/32		689	674,760
8.00%, 05/15/33		506	495,188
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (b)		242	243,687
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		147	149,679
Hess Corp., 4.30%, 04/01/27 (c)		750	742,347
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		339	342,352
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		188	182,060
5.75%, 02/01/29		281	268,088
6.00%, 04/15/30		28	26,314
8.38%, 11/01/33		810	826,842
6.88%, 05/15/34		446	415,712
7.25%, 02/15/35		189	177,684
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28		343	360,238
7.38%, 07/15/32		302	306,793
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 (f)		200	198,312
Impulsora Pipeline LLC, 6.05%, 01/01/43 (a)(d)		1,456	1,229,479
ITT Holdings LLC, 6.50%, 08/01/29 (b)(c)		514	470,535
Kinetik Holdings LP, 6.63%, 12/15/28 (b)		76	77,749
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (b)		190	188,094
Matador Resources Co. (b)
6.88%, 04/15/28 (c)		332	336,592
6.50%, 04/15/32		399	394,482
Medco Bell Pte. Ltd., 6.38%, 01/30/27 (f)		250	248,750
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31 (b)	USD	130	$ 127,118
MPLX LP, 1.75%, 03/01/26		235	226,888
Murphy Oil Corp., 5.88%, 12/01/42		35	30,204
Nabors Industries Ltd., 7.50%, 01/15/28 (b)(c)		214	198,156
Nabors Industries, Inc. (b)
7.38%, 05/15/27		160	159,814
9.13%, 01/31/30 (c)		144	146,443
8.88%, 08/15/31		78	72,430
NFE Financing LLC, 12.00%, 11/15/29 (b)		496	521,204
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29		675	683,873
8.38%, 02/15/32 (c)		1,425	1,435,911
Noble Finance II LLC, 8.00%, 04/15/30 (b)		555	560,531
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)(c)		1,369	1,389,981
3.63%, 04/15/29 (j)		201	235,270
8.75%, 06/15/31 (b)		292	301,403
Northriver Midstream Finance LP, 6.75%, 07/15/32 (b)		227	228,346
Parkland Corp., 6.63%, 08/15/32 (b)		331	327,558
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		271	265,931
Permian Resources Operating LLC (b)
8.00%, 04/15/27		352	359,439
5.88%, 07/01/29 (c)		528	518,072
7.00%, 01/15/32 (c)		431	437,512
6.25%, 02/01/33		645	636,654
Petroleos Mexicanos
8.75%, 06/02/29		146	145,872
5.95%, 01/28/31 (c)		183	153,934
6.70%, 02/16/32		44	38,417
10.00%, 02/07/33		80	83,200
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36 (b)		60	60,264
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		253	260,649
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		66	62,662
Shell Finance U.S., Inc., 4.00%, 05/10/46 (c)		450	352,061
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)		510	524,319
SM Energy Co.
6.50%, 07/15/28		54	53,661
7.00%, 08/01/32 (b)		174	171,556
Summit Midstream Holdings LLC, 8.63%, 10/31/29 (b)		185	191,871
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		178	171,188
7.38%, 02/15/29		702	704,222
6.00%, 12/31/30		13	12,309
6.00%, 09/01/31		168	158,564
Talos Production, Inc. (b)
9.00%, 02/01/29		82	84,129
9.38%, 02/01/31		202	205,916
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (b)		263	245,581
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		153	156,838
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		191	194,892
Transocean, Inc. (b)
8.00%, 02/01/27		224	223,577
8.25%, 05/15/29 (c)		767	751,330
8.75%, 02/15/30 (c)		751	774,061
8.50%, 05/15/31		796	780,380
Valaris Ltd., 8.38%, 04/30/30 (b)		943	952,929
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC (b)
3.88%, 08/15/29	USD	1,025	$ 941,686
4.13%, 08/15/31		157	140,598
3.88%, 11/01/33		754	647,778
Venture Global LNG, Inc. (b)
9.50%, 02/01/29 (c)		2,956	3,267,166
7.00%, 01/15/30		978	992,650
8.38%, 06/01/31 (c)		1,893	1,974,260
9.88%, 02/01/32 (c)		2,007	2,202,240
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		204	202,416
Vista Energy Argentina SAU, 7.63%, 12/10/35 (b)		50	49,675
Vital Energy, Inc. (c)
9.75%, 10/15/30		302	318,406
7.88%, 04/15/32 (b)		835	803,434
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (b)		257	247,292
YPF SA, 9.50%, 01/17/31 (b)		105	111,501
			60,001,502
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31 (b)		183	178,654
Passenger Airlines (b) — 0.3%
American Airlines, Inc., 8.50%, 05/15/29 (c)		574	602,662
Latam Airlines Group SA, 7.88%, 04/15/30		30	30,244
OneSky Flight LLC, 8.88%, 12/15/29		369	369,258
United Airlines, Inc., 4.63%, 04/15/29 (c)		886	842,397
			1,844,561
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		367	358,864
Pharmaceuticals — 1.7%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		332	331,735
AbbVie, Inc., 5.35%, 03/15/44 (c)		1,500	1,462,206
Bausch Health Cos., Inc. (b)
6.13%, 02/01/27		930	843,975
5.75%, 08/15/27		113	98,310
11.00%, 09/30/28		1,223	1,161,850
Becton Dickinson & Co., 4.69%, 12/15/44 (c)		600	518,733
CVS Health Corp., 6.00%, 06/01/44 (c)		1,110	1,049,685
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)(c)		408	432,289
Grifols SA, 2.25%, 11/15/27 (f)	EUR	214	211,467
Gruenenthal GmbH, 4.63%, 11/15/31 (f)		100	104,725
Jazz Securities DAC, 4.38%, 01/15/29 (b)(c)	USD	200	188,575
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30 (f)	EUR	100	109,077
Option Care Health, Inc., 4.38%, 10/31/29 (b)(c)	USD	314	289,575
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)(c)
4.13%, 04/30/28		400	375,794
7.88%, 05/15/34		200	204,472
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.56%, 12/31/29 (a)(f)	EUR	100	104,781
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	118,993
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	USD	200	199,802
3.15%, 10/01/26 (c)		740	709,238
4.75%, 05/09/27		200	195,012
6.75%, 03/01/28		400	406,928
7.88%, 09/15/29		200	215,552
Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
8.13%, 09/15/31 (c)	USD	200	$ 222,866
Viatris, Inc., 2.30%, 06/22/27		392	367,605
			9,923,245
Real Estate Management & Development — 0.5%
Adler Financing SARL (h)
Series 1.5L, (14.00% PIK), 14.00%, 12/31/29	EUR	17	18,808
Series 1L, (12.50% PIK), 12.50%, 12/31/28		52	55,615
Adler Real Estate AG, 3.00%, 04/27/26 (f)		100	98,931
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)	USD	317	280,825
Series AI, 7.00%, 04/15/30		348	308,727
CoreLogic, Inc., 4.50%, 05/01/28 (b)(c)		1,584	1,473,939
Cushman & Wakefield U.S. Borrower, LLC, 8.88%, 09/01/31 (b)		372	400,488
Fantasia Holdings Group Co. Ltd. (f)(g)(m)
11.75%, 04/17/22		430	9,675
12.25%, 10/18/22		200	4,500
11.88%, 06/01/23		200	4,500
9.25%, 07/28/23		400	9,000
Vivion Investments SARL, Series DEC, (6.50% PIK), 6.50%, 08/31/28 (f)(h)	EUR	100	101,223
			2,766,231
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)	USD	178	168,801
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.15%, 04/15/32 (b)(c)		1,000	937,729
Entegris, Inc., 4.75%, 04/15/29 (b)(c)		782	748,771
Foundry JV Holdco LLC, 6.25%, 01/25/35 (b)(c)		390	392,561
QUALCOMM, Inc., 5.40%, 05/20/33		400	412,618
			2,491,679
Software — 4.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)(c)		4,171	3,963,893
Camelot Finance SA, 4.50%, 11/01/26 (b)		519	504,339
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		637	659,365
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)(c)		616	624,880
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)		711	702,602
Clarivate Science Holdings Corp. (b)(c)
3.88%, 07/01/28		1,412	1,315,351
4.88%, 07/01/29		1,125	1,048,738
Cloud Software Group, Inc. (b)(c)
6.50%, 03/31/29		3,630	3,563,001
9.00%, 09/30/29		3,216	3,265,185
8.25%, 06/30/32		3,053	3,146,271
Dun & Bradstreet Corp., 5.00%, 12/15/29 (b)(c)		826	786,591
Elastic NV, 4.13%, 07/15/29 (b)		413	382,878
Ellucian Holdings, Inc., 6.50%, 12/01/29 (b)		675	675,286
Fair Isaac Corp., 4.00%, 06/15/28 (b)		112	105,687
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (b)		200	183,559
7.88%, 05/01/29 (f)	EUR	100	106,304
8.75%, 05/01/29 (b)(c)	USD	217	221,853

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp., 3.95%, 03/25/51	USD	250	$ 185,176
Playtika Holding Corp., 4.25%, 03/15/29 (b)		67	60,736
SS&C Technologies, Inc. (b)
5.50%, 09/30/27 (c)		934	925,044
6.50%, 06/01/32		848	855,406
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.68%, 07/31/31 (a)(f)	EUR	100	104,103
Twilio, Inc.
3.63%, 03/15/29	USD	206	189,449
3.88%, 03/15/31		209	187,442
UKG, Inc., 6.88%, 02/01/31 (b)(c)		3,610	3,662,462
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)(c)		1,221	1,109,615
			28,535,216
Specialty Retail — 0.3%
Afflelou SAS, 6.00%, 07/25/29 (f)	EUR	100	107,981
Bubbles Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.93%, 09/30/31 (a)(f)		100	103,378
Dufry One BV, 4.75%, 04/18/31 (f)		100	107,366
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.30%, 07/15/31 (a)(f)		100	104,320
Fressnapf Holding SE, 5.25%, 10/31/31 (f)		100	106,693
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (b)	USD	645	623,496
Staples, Inc., 10.75%, 09/01/29 (b)		292	287,266
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (b)		117	104,302
			1,544,802
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/30 (b)		214	219,682
NCR Atleos Corp., 9.50%, 04/01/29 (b)		144	155,996
Seagate HDD Cayman
8.25%, 12/15/29		582	620,117
8.50%, 07/15/31		615	657,656
			1,653,451
Textiles, Apparel & Luxury Goods (b) — 0.0%
Hanesbrands, Inc.
4.88%, 05/15/26		143	140,780
9.00%, 02/15/31		20	21,318
Levi Strauss & Co., 3.50%, 03/01/31		21	18,367
S&S Holdings LLC, 8.38%, 10/01/31		106	106,749
			287,214
Tobacco (c) — 0.3%
Altria Group, Inc., 3.40%, 02/04/41		750	541,526
BAT Capital Corp., 4.54%, 08/15/47		715	563,870
Philip Morris International, Inc., 3.88%, 08/21/42		900	711,602
			1,816,998
Trading Companies & Distributors (b) — 0.3%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		482	480,259
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		231	226,849
Gates Corp., 6.88%, 07/01/29		344	349,923
Resideo Funding, Inc.
4.00%, 09/01/29		77	69,748
6.50%, 07/15/32 (c)		537	537,670
			1,664,449
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31 (f)	GBP	100	127,850
Security		Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp. (c)
3.90%, 02/01/35	USD	500	$ 441,609
4.40%, 01/15/47		500	404,613
GN Bondco LLC, 9.50%, 10/15/31 (b)(c)		245	257,982
Mobico Group PLC, 3.63%, 11/20/28 (f)	GBP	100	114,709
			1,346,763
Total Corporate Bonds — 85.0% (Cost: $491,748,257)			491,042,843
Fixed Rate Loan Interests
Advertising Agencies — 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27 (d)	USD	1,425	1,399,919
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27 (d)		29	29,044
IT Services — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 11/01/31 (d)		2,339	2,339,000
Software — 0.6%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		3,461	3,480,988
Total Fixed Rate Loan Interests — 1.2% (Cost: $7,241,957)			7,248,951
Floating Rate Loan Interests (a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28		692	695,512
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.76%, 04/11/29		462	413,207
			1,108,719
Aerospace & Defense — 0.2%
Azorra Soar TLB Finance Ltd, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 10/18/29		137	138,515
Barnes Group, Inc., 2024 Term Loan B, 12/10/31 (o)		249	248,876
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		267	267,919
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		102	102,218
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31		395	394,221
			1,151,749
Building Materials — 0.1%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28		103	103,520
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.90%, 05/15/31		99	95,103
EMRLD Borrower LP, 2024 Term Loan B, 08/04/31 (o)		113	113,330
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Hobbs & Associates LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.65%, 07/23/31	USD	6	$ 6,229
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 07/23/31		62	62,449
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31		395	395,456
			776,087
Building Products — 0.2%
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.92%, 01/29/31		566	555,617
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31		70	70,205
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 10/19/29		599	599,743
			1,225,565
Capital Markets — 0.1%
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31 (o)		200	199,750
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28		234	222,943
Summit Acquisition, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 10/16/31 (d)		148	148,740
			571,433
Chemicals — 0.2%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.21%, 11/24/28		118	114,806
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.96%, 10/04/29		705	708,041
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28		176	172,859
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28 (d)		180	181,890
			1,177,596
Commercial Services & Supplies — 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28		553	553,944
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29		457	431,595
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29		168	148,308
Jupiter Buyer, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.30%, 10/10/31		92	92,502
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.44%, 11/15/31		450	450,423
Security		Par (000)	Value
Commercial Services & Supplies (continued)
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31	USD	196	$ 197,063
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31		358	358,424
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30		171	171,962
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28		220	137,943
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/30/31		934	937,385
			3,479,549
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30		1,168	1,133,039
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.00%, 07/01/31		84	84,763
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/27/31		399	399,067
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 11/03/31		198	198,620
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31		86	86,430
			1,901,919
Consumer Finance — 0.0%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31		238	237,303
Containers & Packaging — 0.0%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/29/28		148	143,184
Diversified Consumer Services — 0.0%
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29 (d)		64	64,082
Diversified Telecommunication Services — 0.5%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.95%, 11/29/30		78	79,014
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 6.85%), 11.34%, 05/25/27		733	708,565
Frontier Communications Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.76%, 07/01/31		99	100,072
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29		78	79,133
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30		78	79,694

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/29	USD	266	$ 249,867
2024 Extended Term Loan B2, 04/15/30 (o)		137	126,993
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.36%, 06/01/28		86	85,742
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.21%, 10/01/31 (d)		156	157,950
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27		1,551	1,449,785
			3,116,815
Electric Utilities — 0.0%
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31		67	67,168
Electronic Equipment, Instruments & Components — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.80%, 12/02/31		302	300,680
Energy Equipment & Services — 0.1%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/31/31		462	460,111
Entertainment — 0.1%
Entain PLC, 2024 USD Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 10/31/29		124	124,244
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29		116	114,450
OVG Business Services LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 3.00%), 7.36%, 06/25/31		16	16,005
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31		176	176,760
			431,459
Environmental, Maintenance & Security Service — 0.0%
Tidal Waste & Recycling Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 10/24/31		184	185,036
Financial Services — 0.1%
Clue Opco LLC, Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.09%, 12/19/30		249	249,654
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31		294	293,024
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		264	264,651
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Bausch & Lomb Corp. (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27	USD	662	$ 663,735
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28		371	371,835
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31		248	248,534
			1,548,755
Health Care Providers & Services — 0.3%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.41%, 05/17/31		398	399,439
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.96%, 05/17/31		203	202,827
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.03%, 04/29/25		312	244,865
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30		878	856,762
			1,703,893
Hotels, Restaurants & Leisure — 0.2%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30		194	193,022
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.47%, 07/22/30		236	234,465
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29		189	188,420
Life Time, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.03%, 11/05/31		332	332,913
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		25	24,484
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		14	13,923
2022 Term Loan B, 06/30/28 (o)		8	9,093
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.46%, 11/15/29		126	125,229
2024 Term Loan B2, (3-mo. CME Term SOFR + 6.00%), 10.46%, 11/15/29 (d)		35	33,878
			1,155,427
Household Durables — 0.2%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.02%, 02/26/29		271	270,090
Springs Windows Fashions, LLC (d)
2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28		497	445,169
2024 FLFO Delayed Draw Term Loan, 12/19/29 (o)		69	69,125
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, 12/19/29 (d)(o)	USD	52	$ 51,844
Tempur Sealy International, Inc., 2024 Term Loan B, (1-mo. SOFR + 2.50%), 6.81%, 10/24/31		228	228,356
			1,064,584
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/19/31		110	110,012
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31		82	82,178
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31		317	317,212
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32		852	870,412
			1,379,814
Interactive Media & Services — 0.1%
MH Sub I LLC
2023 Term Loan, 05/03/28 (o)		293	290,777
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28		434	436,584
			727,361
Internet Software & Services — 0.1%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30		754	754,042
IT Services — 0.3%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31		250	249,186
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 11/01/31 (d)		301	304,010
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 06/27/31		828	829,481
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.37%, 03/01/29		141	140,700
			1,523,377
Machinery — 0.2%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 11/11/29		123	117,310
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29		1,205	1,213,760
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.50%), 0.00%, 04/30/30		— (e)	1
			1,331,071
Media — 0.2%
CSC Holdings LLC
2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 04/15/27		254	234,470
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.90%, 01/18/28		402	393,366
Security		Par (000)	Value
Media (continued)
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.80%, 06/04/29	USD	28	$ 26,395
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 09/25/26		326	284,093
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31 (o)		164	164,274
			1,102,598
Oil, Gas & Consumable Fuels — 0.1%
EPIC Crude Services LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.66%, 10/15/31		136	137,069
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 8.96%, 09/19/29		141	141,214
			278,283
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.63%, 04/20/28		133	135,872
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28		36	37,118
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.35%), 9.71%, 02/01/27		692	674,398
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.36%, 04/23/31		573	576,000
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27		596	575,764
			1,863,280
Real Estate Management & Development — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28		163	160,779
Semiconductors & Semiconductor Equipment — 0.0%
Icon Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 11/13/31		177	177,497
Software — 1.4%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.58%, 02/23/32		201	206,541
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.21%, 12/10/29		157	155,430
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.96%, 12/11/28		132	132,711
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 02/15/29		1,869	1,870,901
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/30/31		95	94,941
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.34%, 07/30/32		273	268,678
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31		555	558,758

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29	USD	294	$ 289,224
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29		161	161,762
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31		888	890,048
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29		442	432,194
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28		128	127,819
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/09/29		133	133,282
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/15/32		880	894,670
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31		361	360,799
Modena Buyer LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/01/31		454	438,432
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.85%, 06/02/28		323	323,618
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30 (o)		107	107,618
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31		82	82,945
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 04/24/28		202	202,505
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31		148	148,657
			7,881,533
Specialty Retail — 0.1%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28		292	290,984
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		172	114,692
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		35	23,326
			138,018
Total Floating Rate Loan Interests — 6.9% (Cost: $39,991,289)			40,158,301
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32 (f)		200	183,058
Security		Par (000)	Value
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37 (f)	USD	72	$ 67,284
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42 (c)		200	168,313
Colombia — 0.1%
Colombia Government International Bond (c)
4.50%, 01/28/26		200	197,400
8.00%, 04/20/33		200	204,004
			401,404
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26 (f)		107	107,802
5.95%, 01/25/27 (f)		176	174,856
4.50%, 01/30/30 (b)		200	183,100
7.05%, 02/03/31 (b)		150	153,498
			619,256
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61 (b)		200	136,602
Guatemala — 0.1%
Guatemala Government Bond (b)
5.38%, 04/24/32		200	188,500
6.60%, 06/13/36		200	197,875
4.65%, 10/07/41		200	153,313
			539,688
Hungary — 0.1%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33 (f)	EUR	114	127,644
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29 (f)		121	135,483
			263,127
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28 (f)	USD	365	361,704
Mexico — 0.1%
Mexico Government International Bond (c)
3.75%, 01/11/28		300	285,469
6.35%, 02/09/35		200	195,500
			480,969
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28 (b)		200	201,250
Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29 (b)		200	193,630
Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48 (f)		309	313,443
Panama — 0.1%
Panama Government International Bond, 6.40%, 02/14/35 (c)		337	305,723
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25 (f)		379	377,643
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Peru (continued)
Peruvian Government International Bond (c)
2.78%, 01/23/31	USD	117	$ 99,962
1.86%, 12/01/32		356	270,004
			747,609
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33 (c)		138	132,364
5.50%, 04/04/53		71	65,655
			198,019
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27 (b)(c)		168	164,165
2.50%, 02/08/30 (f)	EUR	150	139,646
2.12%, 07/16/31 (f)		168	143,222
			447,033
Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30 (c)(f)	USD	362	351,253
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33 (f)		231	183,934
South Africa — 0.1%
Republic of South Africa Government International Bond
5.88%, 04/20/32 (c)		390	366,128
5.00%, 10/12/46		200	137,508
			503,636
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 05/29/27 (b)	EUR	100	104,016
Total Foreign Agency Obligations — 1.2% (Cost: $6,920,057)			6,770,951
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29 (b)	USD	700	712,534
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		753	741,826
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		680	696,645
New York — 0.2%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,021,258
Texas — 0.2%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26 (b)		850	867,980
Total Municipal Bonds — 0.7% (Cost: $4,035,414)			4,040,243
Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 16.5%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69 (b)	USD	1,537	$ 1,538,232
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64 (b)		498	497,009
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57 (b)		1	264
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,757	732,646
Series 2007-19, Class 1A1, 6.00%, 08/25/37		540	257,658
Angel Oak Mortgage Trust, Series 2024-10, Class A1, 5.35%, 10/25/69 (b)		1,762	1,750,336
Bravo Residential Funding Trust (b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49 (a)		460	425,593
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		358	352,102
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,172	1,179,648
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49 (a)(b)		313	307,901
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. Term SOFR + 0.76%), 5.10%, 07/25/37 (a)		2,592	644,282
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,431	464,697
CIM Trust (b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		1,059	1,060,437
Series 2023-I2, Class A1, 6.64%, 12/25/67		1,032	1,041,266
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.88%, 11/25/36 (a)		378	356,495
COLT Mortgage Loan Trust (b)
Series 2020-2, Class M1, 5.25%, 03/25/65 (a)		2,550	2,511,845
Series 2020-3, Class M1, 3.36%, 04/27/65 (a)		2,850	2,654,950
Series 2022-1, Class A1, 4.55%, 04/25/67 (a)		1,200	1,170,814
Series 2022-7, Class A1, 5.16%, 04/25/67		1,929	1,920,547
Series 2022-9, Class A1, 6.79%, 12/25/67		256	258,237
Series 2023-2, Class A1, 6.60%, 07/25/68		1,013	1,021,515
Series 2024-6, Class A1, 5.39%, 11/25/69		1,288	1,280,713
Series 2024-7, Class A1, 5.54%, 12/26/69		1,500	1,496,047
Series 2024-INV4, Class A1, 5.61%, 05/25/69 (c)		1,280	1,279,268
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.56%), 4.90%, 05/25/35 (a)		1,048	915,941
Series 2006-40T1, Class 2A5, (1 mo. Term SOFR + 0.51%), 4.85%, 12/25/36 (a)		2,249	457,777
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,303	539,632
Series 2006-J7, Class 2A1, 6.46%, 11/20/46		2,447	2,052,061
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 5.68%, 11/25/46 (a)		3,709	3,257,477
Series 2006-OA16, Class A2, (1 mo. Term SOFR + 0.49%), 4.83%, 10/25/46 (a)		2,432	2,213,840
Series 2006-OA18, Class A1, (1 mo. Term SOFR + 0.35%), 4.69%, 12/25/46 (a)		1,316	1,141,867
Series 2006-OA6, Class 1A1A, (1 mo. Term SOFR + 0.53%), 4.87%, 07/25/46 (a)		2,819	2,466,617
Series 2006-OA8, Class 1A1, (1 mo. Term SOFR + 0.49%), 4.83%, 07/25/46 (a)		988	866,301
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,198	1,385,042
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,552	699,382
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,831	2,486,906
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,911	1,867,419
Series 2007-4CB, Class 1A3, (1 mo. Term SOFR + 0.46%), 4.80%, 04/25/37 (a)		1,434	1,081,792

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued)
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 5.67%, 03/25/47 (a)	USD	1,489	$ 1,253,032
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. Term SOFR + 0.51%), 4.85%, 04/25/46 (a)		3,283	3,081,703
CSMC (a)(b)
Series 2011-4R, Class 1A2, (1 mo. Term SOFR + 1.61%), 6.46%, 09/27/37		766	618,037
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,040,050
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67 (a)(b)		2,456	2,445,322
Ellington Financial Mortgage Trust (a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	488,596
Series 2021-2, Class A1, 0.93%, 06/25/66		180	146,536
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51 (a)(b)		1,975	1,574,834
GCAT Trust (a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67 (c)		891	857,502
Series 2024-INV4, Class A2, 5.50%, 12/25/54		1,005	985,442
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69 (b)		630	629,513
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67 (b)		928	918,321
JP Morgan Mortgage Trust (a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		452	432,969
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		295	286,143
Series 2024-INV1, Class A3, 5.50%, 04/25/55		1,953	1,915,642
MFA Trust (b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65 (a)		2,000	1,573,179
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,359	1,370,299
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67 (b)		1,466	1,471,318
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.60%, 05/26/37 (b)		2,945	3,292,262
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36 (a)		6,459	1,124,984
OBX Trust (b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		479	481,516
Series 2023-NQM1, Class A1, 6.12%, 11/25/62 (a)		375	376,212
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,179	1,191,524
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,186	1,197,765
Series 2024-NQM17, Class A1, 5.61%, 11/25/64		1,248	1,246,549
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59 (a)(b)		1,898	1,861,167
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58 (b)		1,158	1,164,519
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54 (a)(b)		1,541	1,511,353
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55 (a)(b)		838	814,841
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. Term SOFR + 0.71%), 5.05%, 08/25/36 (a)		6,286	1,284,753
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54 (a)(b)		1,042	1,022,814
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62 (b)		607	604,502
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57 (b)		614	575,800
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65 (a)(b)	USD	1,750	$ 1,395,973
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65 (a)(b)		1,057	907,535
Verus Securitization Trust (b)
Series 2022-3, Class A1, 4.13%, 02/25/67 (c)		408	384,056
Series 2022-7, Class A1, 5.15%, 07/25/67 (c)		1,587	1,575,929
Series 2022-INV2, Class A1, 6.79%, 10/25/67		401	403,113
Series 2023-1, Class A1, 5.85%, 12/25/67		251	251,582
Series 2023-5, Class A1, 6.48%, 06/25/68		964	971,267
Series 2024-8, Class A1, 5.36%, 10/25/69 (a)		1,758	1,748,941
Series 2024-R1, Class A1, 5.22%, 09/25/69		1,770	1,755,994
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58 (b)		1,381	1,395,498
			95,263,443
Commercial Mortgage-Backed Securities — 3.8%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.86%, 07/25/37 (a)(b)		1,060	980,035
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.09%, 11/15/41 (a)(b)		630	630,000
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.99%, 03/15/41 (a)(b)		383	383,790
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.00%, 11/05/39 (a)(b)		200	199,628
BX Commercial Mortgage Trust (a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.43%, 12/15/38		570	570,004
Series 2021-SOAR, Class A, (1 mo. Term SOFR + 0.78%), 5.18%, 06/15/38		1,447	1,444,809
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.41%, 02/15/39		1,152	1,152,299
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.34%, 02/15/39		452	453,558
BX Trust (a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 0.91%), 5.31%, 02/15/36		1,650	1,650,000
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 7.09%, 05/15/38		140	141,050
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 7.04%, 02/15/41		240	237,312
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.34%, 04/15/41		695	696,683
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.44%, 03/15/41		170	170,367
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 7.02%, 09/15/38 (a)(b)		1,081	1,085,081
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39 (a)(b)		250	207,843
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.44%, 08/15/41 (a)(b)		660	660,000
CSMC (b)
Series 2020-NET, Class A, 2.26%, 08/15/37		249	242,244
Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 6.51%, 11/15/38 (a)		270	266,394
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40 (a)(b)		220	222,623
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 6.76%, 07/15/38	USD	1,259	$ 1,262,680
Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 8.21%, 07/15/38		799	802,811
GS Mortgage Securities Corp. Trust (a)(b)
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 7.19%, 03/15/28		550	553,781
Series 2023-SHIP, Class E, 7.43%, 09/10/38		275	276,963
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35 (b)		1,000	977,502
JP Morgan Chase Commercial Mortgage Securities Trust (a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38		275	262,532
Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.00%, 03/15/39		1,600	1,604,000
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.79%, 06/15/39 (a)(b)		800	800,000
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39 (b)		800	806,455
MF1 Trust, Series 2021-W10, Class A, (1 mo. Term SOFR + 1.07%), 5.47%, 12/15/34 (a)(b)		520	516,976
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.34%, 11/15/34 (a)(b)		270	269,888
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36 (a)(b)		650	592,671
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,559,277
Series 2024-BPRC, Class D, 7.08%, 07/15/43 (b)		250	247,989
			21,927,245
Total Non-Agency Mortgage-Backed Securities — 20.3% (Cost: $133,463,296)			117,190,688
Preferred Securities
Capital Trusts — 6.6%
Banks (a) — 2.9%
Barclays PLC (i)
4.38% (c)		2,835	2,549,616
8.00%		275	284,508
9.63%		1,105	1,215,910
Citigroup, Inc., Series AA, 7.63% (i)		377	392,771
HSBC Holdings PLC (i)
4.70%		465	409,734
6.00% (c)		230	224,877
JPMorgan Chase & Co. (c)
Series II, 4.00% (i)		4,000	3,961,528
Series U, 5.77%, 01/15/87		358	332,945
Lloyds Banking Group PLC, 6.75% (i)		515	516,373
NatWest Group PLC (i)
8.13%		595	633,691
6.00% (c)		1,185	1,178,601
Nordea Bank Abp, 3.75% (b)(i)		560	485,816
PNC Financial Services Group, Inc. (i)
Series V, 6.20%		177	177,763
Security		Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (i) (continued)
Series W, 6.25% (c)	USD	4,380	$ 4,421,233
Rizal Commercial Banking Corp., 6.50% (f)(i)		200	199,250
			16,984,616
Capital Markets (a)(i) — 1.7%
Bank of New York Mellon Corp., Series I, 3.75% (c)		2,845	2,688,738
UBS Group AG (b)
Series NC10, 9.25% (c)		5,460	6,256,783
Series NC5, 9.25%		616	665,940
			9,611,461
Diversified Telecommunication Services (a)(f) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	133,640
Telefonica Europe BV, 6.14% (i)	EUR	200	223,656
			357,296
Electric Utilities — 1.2%
Edison International, Series B, 5.00% (a)(i)	USD	184	179,350
Electricite de France SA, 3.00% (a)(f)(i)	EUR	200	200,111
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79 (c)	USD	4,500	4,386,270
NRG Energy, Inc., 10.25% (a)(b)(i)		625	690,021
PG&E Corp., 7.38%, 03/15/55 (a)		1,424	1,461,354
			6,917,106
Health Care Providers & Services (a) — 0.6%
CVS Health Corp.
6.75%, 12/10/54		635	622,642
7.00%, 03/10/55 (c)		2,605	2,613,740
			3,236,382
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00% (a)(b)(i)		267	268,523
Pharmaceuticals — 0.0%
Bayer AG, 4.50%, 03/25/82 (a)(f)	EUR	100	102,578
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63% (a)(f)(i)		100	95,933
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25% (a)(f)(i)		100	102,884
Wireless Telecommunication Services (a)(f) — 0.0%
Vodafone Group PLC
2.63%, 08/27/80		100	102,263
6.50%, 08/30/84		100	113,840
			216,103
			37,892,882

	Shares
Preferred Stocks — 0.4%
Capital Markets — 0.4%
Morgan Stanley, Series F, 6.88% (a)(i)	100,000	2,519,000
IT Services — 0.0%
Veritas Kapital Assurance PLC, Series G (d)(g)	580	11,600

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 0.0%
Veritas Kapital Assurance PLC, Series G (d)(g)	840	$ 16,800
		2,547,400
Total Preferred Securities — 7.0% (Cost: $40,697,601)		40,440,282

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations (c) — 0.7%
Fannie Mae REMICS, Series 2023-56, Class FA, (30- day Avg SOFR + 1.40%), 5.97%, 11/25/53 (a)	USD	3,474	3,511,630
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		489	448,797
			3,960,427
Mortgage-Backed Securities (c) — 16.8%
Freddie Mac Mortgage-Backed Securities
2.50%, 09/01/32		2,181	2,046,186
4.00%, 05/01/39		3,162	3,022,791
Uniform Mortgage-Backed Securities
2.00%, 08/01/31 - 09/01/35		8,335	7,497,685
2.50%, 12/01/31		623	587,773
1.50%, 01/01/36 - 06/01/36		6,497	5,604,658
3.50%, 09/01/42 - 06/01/49		17,302	15,667,034
4.50%, 06/01/44 - 05/01/53		10,560	10,096,274
5.00%, 11/01/44 - 11/01/45		12,663	12,412,394
4.00%, 05/01/52 - 01/14/55 (p)		38,031	35,109,801
6.50%, 01/01/54		5,022	5,163,781
			97,208,377
Total U.S. Government Sponsored Agency Securities — 17.5% (Cost: $102,296,133)			101,168,804
Total Long-Term Investments — 157.2% (Cost: $932,600,232)			908,394,596

	Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36% (q)(r)	5,197,114	5,197,114
Total Short-Term Securities — 0.9% (Cost: $5,197,114)		5,197,114
Total Investments Before TBA Sale Commitments — 158.1% (Cost: $937,797,346)		913,591,710

Security		Par (000)	Value
TBA Sale Commitments
Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities, 4.00%, 01/14/55 (p)	USD	(6,370)	$ (5,824,590)
Total TBA Sale Commitments — (1.0)% (Proceeds: $(5,975,496))			(5,824,590)
Total Investments, Net of TBA Sale Commitments — 157.1% (Cost: $931,821,850)			907,767,120
Liabilities in Excess of Other Assets — (57.1)%			(329,911,222)
Net Assets — 100.0%			$ 577,855,898

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than 1,000.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Non-income producing security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	When-issued security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 10,305,527	$ —	$ (5,108,413) (a)	$ —	$ —	$ 5,197,114	5,197,114	$ 373,424	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	4.50% (b)	12/08/23	Open	$ 156,860	$ 165,931	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	05/13/24	Open	276,806	286,302	Corporate Bonds	Open/Demand
BNP Paribas SA	4.52 (b)	05/30/24	Open	229,033	236,322	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	05/31/24	Open	297,473	307,108	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	06/25/24	Open	143,606	147,551	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	07/01/24	Open	197,199	202,588	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/10/24	Open	145,550	149,246	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/16/24	Open	725,615	743,379	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	07/17/24	Open	487,073	498,758	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	07/17/24	Open	348,615	356,978	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	07/17/24	Open	289,325	296,279	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	07/17/24	Open	389,428	398,806	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/17/24	Open	330,999	339,001	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/17/24	Open	239,775	245,572	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/17/24	Open	599,922	614,426	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	07/17/24	Open	404,400	413,989	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	07/17/24	Open	444,188	454,879	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	07/17/24	Open	708,995	725,840	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	07/26/24	Open	323,998	331,163	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	07/30/24	Open	317,826	324,649	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	07/30/24	Open	261,590	267,206	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	07/30/24	Open	133,128	135,985	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	07/30/24	Open	142,964	146,051	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	07/30/24	Open	203,120	207,507	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	07/30/24	Open	168,368	172,004	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	07/30/24	Open	390,666	399,303	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	07/30/24	Open	93,859	95,934	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	179,453	183,427	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	317,860	324,901	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	781,856	799,175	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	153,037	156,427	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	245,875	251,321	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	118,358	120,979	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	121,380	124,069	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	08/05/24	Open	347,820	355,021	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	08/05/24	Open	283,938	289,933	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	08/05/24	Open	265,628	271,236	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	08/05/24	Open	306,280	312,873	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	08/05/24	Open	565,535	577,709	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	08/05/24	Open	588,790	601,464	Corporate Bonds	Open/Demand
Societe Generale	4.50 (b)	08/05/24	Open	810,000	827,169	Corporate Bonds	Open/Demand
Societe Generale	4.50 (b)	08/05/24	Open	3,295,000	3,364,841	Corporate Bonds	Open/Demand
Societe Generale	4.50 (b)	08/05/24	Open	1,159,050	1,183,617	Corporate Bonds	Open/Demand
Societe Generale	4.64 (b)	08/05/24	Open	1,474,525	1,506,810	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	08/06/24	Open	386,100	394,284	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	08/07/24	Open	252,608	257,892	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	473,385	483,386	Corporate Bonds	Open/Demand

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	4.49% (b)	08/07/24	Open	$ 290,126	$ 296,211	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	157,923	161,235	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	578,692	590,830	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	141,104	144,063	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	08/07/24	Open	1,033,224	1,055,726	Corporate Bonds	Open/Demand
Societe Generale	4.49 (b)	08/07/24	Open	239,197	244,213	Corporate Bonds	Open/Demand
Societe Generale	4.49 (b)	08/07/24	Open	311,013	317,535	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	08/09/24	Open	330,173	337,034	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	08/13/24	Open	778,510	794,427	Corporate Bonds	Open/Demand
BNP Paribas SA	4.42 (b)	08/14/24	Open	144,855	147,721	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/14/24	Open	849,375	866,412	Corporate Bonds	Open/Demand
BNP Paribas SA	4.57 (b)	08/23/24	Open	271,867	277,027	Corporate Bonds	Open/Demand
BNP Paribas SA	4.76 (b)	08/23/24	Open	194,375	198,021	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.55 (b)	08/23/24	Open	201,851	205,667	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	08/23/24	Open	210,719	214,664	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.50 (b)	08/27/24	Open	347,973	354,222	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	08/27/24	Open	96,671	98,414	Foreign Agency Obligations	Open/Demand
BNP Paribas SA	4.49 (b)	09/05/24	Open	293,983	298,893	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	09/12/24	Open	900,487	914,734	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	09/12/24	Open	188,253	191,289	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	09/12/24	Open	184,531	187,507	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	10/03/24	Open	143,141	144,923	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	10/22/24	Open	198,920	200,877	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	10/23/24	Open	1,324,507	1,337,179	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/24/24	Open	1,515,662	1,530,159	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	10/28/24	Open	2,013,375	2,031,006	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	10/28/24	Open	1,845,180	1,861,505	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	10/28/24	Open	923,750	931,989	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	3,765,000	3,798,922	Capital Trusts	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	957,187	965,812	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	897,500	905,586	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	1,149,889	1,160,249	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	10/28/24	Open	1,498,581	1,511,840	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	10/28/24	Open	1,265,640	1,277,294	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	10/28/24	Open	2,129,119	2,148,840	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	10/28/24	Open	1,773,835	1,790,265	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.55 (b)	10/28/24	Open	1,094,257	1,104,235	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	10/28/24	Open	2,980,000	3,007,710	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/29/24	Open	588,800	594,023	Corporate Bonds	Open/Demand
BNP Paribas SA	4.58 (b)	11/07/24	Open	2,530,844	2,550,138	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	11/14/24	Open	654,052	658,125	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	11/14/24	Open	1,118,180	1,125,485	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	11/18/24	Open	146,340	147,186	Corporate Bonds	Open/Demand
BNP Paribas SA	4.53 (b)	11/19/24	Open	1,527,042	1,535,760	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/19/24	Open	597,187	600,576	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/19/24	Open	560,839	564,021	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/19/24	Open	734,375	738,542	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/19/24	Open	2,174,600	2,186,938	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/19/24	Open	605,200	608,634	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/19/24	Open	562,625	565,817	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	539,063	542,121	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	700,875	704,851	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	559,125	562,297	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	670,000	673,801	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	400,625	402,898	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	347,400	349,371	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	449,309	451,858	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	394,275	396,512	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	11/19/24	Open	268,500	270,023	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	11/20/24	Open	3,230,275	3,248,741	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	4.65% (b)	11/20/24	Open	$ 2,310,000	$ 2,323,205	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	11/22/24	Open	1,232,127	1,238,835	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	11/22/24	Open	1,855,041	1,865,141	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	11/25/24	Open	221,183	222,221	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	11/29/24	Open	2,241,132	2,251,199	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/29/24	Open	444,328	446,262	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/03/24	Open	893,137	896,663	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/04/24	Open	424,406	426,024	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/04/24	Open	530,880	532,903	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/04/24	Open	455,649	457,385	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	494,000	495,883	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	188,111	188,828	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	153,000	153,583	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	167,333	167,970	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	193,586	194,324	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.02	12/09/24	01/10/25	1,168,269	1,171,853	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	5.02	12/09/24	01/10/25	784,803	787,210	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	5.02	12/09/24	01/10/25	351,347	352,425	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	5.02	12/09/24	01/10/25	1,429,844	1,434,231	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BNP Paribas SA	4.65 (b)	12/09/24	Open	567,726	569,504	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.25 (b)	12/09/24	Open	702,156	704,174	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	12/09/24	Open	208,148	208,773	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	12/09/24	Open	549,381	551,031	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	1,766,879	1,772,297	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	429,975	431,294	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	463,730	465,152	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	850,465	853,073	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/09/24	Open	226,931	227,627	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	12/09/24	Open	189,289	189,842	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	12/09/24	Open	1,652,040	1,656,948	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	310,683	311,609	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	145,340	145,778	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	581,892	583,651	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	1,471,015	1,475,460	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	330,120	331,118	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	196,938	197,533	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	104,309	104,624	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	243,056	243,791	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	114,030	114,375	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	661,656	663,656	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	12/09/24	Open	979,541	982,514	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	3,728,655	3,740,328	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	766,894	769,295	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	694,984	697,159	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	1,108,150	1,111,619	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/09/24	Open	1,099,400	1,102,842	Corporate Bonds	Open/Demand
Societe Generale	4.49 (b)	12/09/24	Open	110,740	111,075	Corporate Bonds	Open/Demand
Societe Generale	4.64 (b)	12/09/24	Open	1,424,860	1,429,311	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/09/24	Open	708,031	710,180	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	1,617,276	1,622,339	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	1,531,820	1,536,615	Corporate Bonds	Open/Demand
BNP Paribas SA	4.52 (b)	12/10/24	Open	179,250	179,773	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	12/10/24	Open	1,799,145	1,804,532	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	12/10/24	Open	1,041,994	1,045,114	Capital Trusts	Open/Demand
Barclays Bank PLC	4.70	12/11/24	01/14/25	10,484,104	10,511,480	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	4.70	12/11/24	01/14/25	6,051,519	6,067,321	U.S. Government Sponsored Agency Securities	Up to 30 Days

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Bank PLC	4.70%	12/11/24	01/14/25	$ 24,247,274	$ 24,314,344	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	4.70	12/11/24	01/14/25	7,001,633	7,019,915	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,996,514	2,001,727	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	573,033	574,529	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	2,974,115	2,981,881	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,794,601	5,809,731	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	324,388	325,235	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	4,488,100	4,499,818	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	2,565,030	2,571,728	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,532,106	5,546,551	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,577,018	1,581,136	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,043,405	5,056,574	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,787,593	1,792,260	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	5,212,243	5,225,853	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	4.49 (b)	12/11/24	Open	96,359	96,625	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.00 (b)	12/11/24	Open	1,154,867	1,157,731	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	363,500	364,507	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	465,625	466,915	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	433,750	434,952	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	552,125	553,655	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	1,297,500	1,301,095	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	491,400	492,762	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/11/24	Open	310,188	311,045	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/11/24	Open	500,000	501,383	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/11/24	Open	880,875	883,311	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/11/24	Open	286,230	287,023	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/11/24	Open	1,491,306	1,495,438	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/11/24	Open	550,515	552,040	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	1,788,394	1,793,506	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	5,359,357	5,374,676	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/11/24	Open	1,284,806	1,288,479	Corporate Bonds	Open/Demand
Santander US Capital Markets LLC	4.80	12/12/24	01/08/25	476,067	477,273	U.S. Government Sponsored Agency Securities	Up to 30 Days
Santander US Capital Markets LLC	4.80	12/12/24	01/08/25	3,353,288	3,361,783	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	4.45 (b)	12/12/24	Open	1,409,512	1,413,193	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/13/24	Open	313,000	313,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/13/24	Open	975,280	977,802	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/13/24	Open	1,436,853	1,440,569	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	12/17/24	Open	189,394	189,765	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	12/17/24	Open	1,219,615	1,222,014	Corporate Bonds	Open/Demand
BNP Paribas SA	4.48 (b)	12/17/24	Open	260,338	260,851	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/17/24	Open	281,678	282,234	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	12/17/24	Open	1,106,840	1,108,962	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	12/17/24	Open	305,500	306,098	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	12/17/24	Open	834,015	835,683	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/17/24	Open	3,497,187	3,504,328	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	12/18/24	Open	756,394	757,776	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Goldman Sachs & Co. LLC	4.55% (b)	12/18/24	Open	$ 827,160	$ 828,704	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/18/24	Open	138,926	139,182	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/18/24	Open	153,135	153,417	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.15 (b)	12/18/24	Open	168,075	168,363	Corporate Bonds	Open/Demand
Societe Generale	4.64 (b)	12/18/24	Open	1,988,310	1,992,091	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.30	12/20/24	01/09/25	637,052	637,966	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.35	12/20/24	01/09/25	216,521	216,835	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	12/20/24	01/09/25	175,938	176,196	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	591,850	592,728	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	514,606	515,370	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	366,795	367,339	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	474,472	475,184	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	323,185	323,670	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	337,258	337,763	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	202,723	203,027	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	253,500	253,880	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	1,376,105	1,378,169	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	492,429	493,167	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	240,695	241,056	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	222,341	222,675	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	219,015	219,344	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	150,444	150,670	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	174,790	175,052	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	386,190	386,769	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	282,863	283,287	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	296,206	296,651	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50	12/20/24	01/10/25	1,411,875	1,413,993	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50	12/20/24	01/10/25	1,004,550	1,006,057	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50	12/20/24	01/10/25	764,062	765,209	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	801,562	802,671	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	1,127,469	1,129,028	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	590,590	591,407	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	12/20/24	01/14/25	221,540	221,850	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	12/20/24	01/14/25	436,913	437,531	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	12/20/24	01/14/25	328,950	329,421	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	1,565,782	1,568,053	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	676,862	677,844	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	690,300	691,301	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	633,490	634,409	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	494,250	494,967	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	684,610	685,603	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	707,655	708,681	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	166,005	166,248	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	364,080	364,614	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	183,391	183,660	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	444,308	444,959	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	863,141	864,407	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	295,320	295,753	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	405,218	405,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	704,200	705,233	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	125,195	125,379	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	580,396	581,248	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,083,200	1,084,807	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	415,504	416,120	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,158,885	1,160,604	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	218,669	218,993	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	197,925	198,219	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,311,086	1,313,031	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	464,873	465,562	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	799,743	800,929	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	564,052	564,889	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	349,740	350,259	Corporate Bonds	Up to 30 Days

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	4.45%	12/20/24	01/14/25	$ 2,092,527	$ 2,095,631	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	388,583	389,159	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	916,515	917,874	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	3,684,010	3,689,536	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	143,996	144,212	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	734,239	735,340	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	379,136	379,705	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	341,741	342,254	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	500,139	500,889	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	593,862	594,753	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	743,402	744,517	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	568,800	569,653	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	115,011	115,183	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	77,139	77,254	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	299,173	299,621	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.53	12/20/24	01/14/25	2,081,250	2,084,393	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	12/20/24	01/14/25	473,323	474,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	309,228	309,702	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	1,764,982	1,767,689	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	245,890	246,267	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	1,134,676	1,136,416	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	1,964,237	1,967,249	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	2,722,230	2,726,404	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	563,812	564,677	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	205,673	205,988	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	659,640	660,651	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	942,760	944,206	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	203,150	203,462	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	1,010,047	1,011,596	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	1,250,966	1,252,884	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	479,559	480,294	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	265,995	266,403	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	2,297,855	2,301,378	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	184,960	185,244	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	1,435,314	1,437,515	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	12/20/24	01/14/25	3,444,540	3,449,822	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	12/20/24	01/14/25	1,110,780	1,112,498	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	12/20/24	01/14/25	237,679	238,046	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.30	12/20/24	01/14/25	322,951	323,414	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	4.50	12/20/24	01/14/25	766,039	767,188	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.50	12/20/24	01/14/25	488,994	489,728	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.60	12/20/24	01/14/25	193,750	194,047	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.60	12/20/24	01/14/25	204,884	205,199	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.60	12/20/24	01/14/25	265,256	265,663	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	4.65	12/20/24	01/14/25	2,039,614	2,042,775	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.45	12/20/24	01/31/25	209,519	209,829	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.45	12/20/24	01/31/25	464,955	465,645	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.45	12/20/24	01/31/25	1,735,220	1,737,794	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.49	12/20/24	01/31/25	4,140,000	4,146,196	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.49	12/20/24	01/31/25	414,375	414,995	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.49	12/20/24	01/31/25	3,750,000	3,755,612	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.50	12/20/24	01/31/25	1,680,831	1,683,352	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.50	12/20/24	01/31/25	2,418,250	2,421,877	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.50	12/20/24	01/31/25	696,562	697,607	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.65	12/20/24	01/31/25	2,201,225	2,204,637	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	3.00	12/20/24	01/31/25	176,662	176,838	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.15	12/20/24	01/31/25	221,725	222,032	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.40	12/20/24	01/31/25	124,472	124,654	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	281,250	281,667	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	863,737	865,030	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	12/20/24	01/31/25	646,127	647,107	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	12/20/24	01/31/25	637,733	638,722	Corporate Bonds	31 - 90 Days
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	4.65%	12/20/24	01/31/25	$ 766,817	$ 768,006	Capital Trusts	31 - 90 Days
Nomura Securities International, Inc.	4.65 (b)	12/20/24	Open	1,553,276	1,555,684	Corporate Bonds	Open/Demand
Societe Generale	4.64 (b)	12/20/24	Open	628,956	629,929	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.65	12/23/24	01/31/25	4,622,873	4,628,247	Capital Trusts	31 - 90 Days
Nomura Securities International, Inc.	4.65 (b)	12/23/24	Open	56,175	56,240	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	1,466,827	1,468,533	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	337,169	337,561	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.75	12/24/24	01/31/25	685,800	686,372	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	4.50	12/26/24	01/09/25	2,717,962	2,720,001	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50 (b)	12/26/24	Open	859,462	860,107	Corporate Bonds	Open/Demand
				$ 345,878,186	$ 347,480,735

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	1,886	03/31/25	$ 387,779	$ (295,816)
Short Contracts
10-Year U.S. Treasury Note	795	03/20/25	86,456	1,134,323
10-Year U.S. Ultra Long Treasury Note	247	03/20/25	27,494	319,278
U.S. Long Bond	429	03/20/25	48,839	1,201,001
Ultra U.S. Treasury Bond	62	03/20/25	7,372	214,352
5-Year U.S. Treasury Note	752	03/31/25	79,941	668,818
				3,537,772
				$ 3,241,956
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	106,307	EUR	97,038	The Bank of New York Mellon	01/16/25	$ 5,737
USD	109,549	EUR	100,000	The Bank of New York Mellon	01/16/25	5,911
USD	132,050	EUR	120,545	The Bank of New York Mellon	01/16/25	7,119
USD	132,174	EUR	120,658	The Bank of New York Mellon	01/16/25	7,125
USD	357,815	EUR	326,641	The Bank of New York Mellon	01/16/25	19,289
USD	74,858	EUR	71,000	Barclays Bank PLC	03/19/25	1,068
USD	116,033	EUR	109,986	Standard Chartered Bank	03/19/25	1,725
USD	103,408	EUR	98,000	State Street Bank and Trust Co.	03/19/25	1,557
USD	805,141	EUR	763,179	Toronto-Dominion Bank	03/19/25	11,971
USD	11,145,037	EUR	10,572,835	UBS AG	03/19/25	156,726
USD	2,583,871	GBP	2,041,000	UBS AG	03/19/25	30,204
						248,432
EUR	97,038	USD	102,733	Commonwealth Bank of Australia	01/16/25	(2,164)
						$ 246,268

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	20,750	$ (472,965)	$ (262,864)	$ (210,101)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	11,715	(922,720)	(874,363)	(48,357)
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	USD	6,200	(140,731)	(140,993)	262
						$ (1,536,416)	$ (1,278,220)	$ (258,196)
OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	11,321	$ 2,040,801	$ 710,839	$ 1,329,962
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	20	$ 813	$ 731	$ 82
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	38	3,776	4,805	(1,029)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	9	471	(1,222)	1,693
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	5	284	(710)	994
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	15	798	(1,996)	2,794
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	5	231	(594)	825
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	9	484	(1,269)	1,753
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	7	351	(900)	1,251
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	27	1,826	3,230	(1,404)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	7	398	238	160
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	10	568	326	242
Faurecia SE	5.00	Quarterly	Bank of America N.A.	12/20/29		EUR	15	911	1,066	(155)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,528	(816,320)	(199,155)	(617,165)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	2,264	(408,160)	(99,463)	(308,697)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,528	(816,320)	(98,447)	(717,873)
								$ (2,029,889)	$ (393,360)	$ (1,636,529)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ —	$ (1,278,220)	$ 262	$ (258,458)
OTC Swaps	721,235	(403,756)	1,339,756	(1,646,323)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 3,537,772	$ —	$ 3,537,772
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	248,432	—	—	248,432
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	262	—	—	—	—	262
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	2,060,991	—	—	—	—	2,060,991
	$ —	$ 2,061,253	$ —	$ 248,432	$ 3,537,772	$ —	$ 5,847,457
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 295,816	$ —	$ 295,816
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	2,164	—	—	2,164
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	258,458	—	—	—	—	258,458
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	2,050,079	—	—	—	—	2,050,079
	$ —	$ 2,308,537	$ —	$ 2,164	$ 295,816	$ —	$ 2,606,517

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (862,355)	$ —	$ (862,355)
Forward foreign currency exchange contracts	—	—	—	800,738	—	—	800,738
Options purchased (a)	—	—	—	—	(633)	—	(633)
Options written	—	—	—	—	305	—	305
Swaps	—	(774,431)	—	—	42,068	—	(732,363)
	$ —	$ (774,431)	$ —	$ 800,738	$ (820,615)	$ —	$ (794,308)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 7,330,804	$ —	$ 7,330,804
Forward foreign currency exchange contracts	—	—	—	375,890	—	—	375,890
Swaps	—	316,962	—	—	—	—	316,962
	$ —	$ 316,962	$ —	$ 375,890	$ 7,330,804	$ —	$ 8,023,656

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 301,654,969
Average notional value of contracts — short	168,745,051
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	14,828,004
Average amounts sold — in USD	60,788

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Options:
Average value of option contracts purchased	$ 105
Average value of option contracts written	12
Credit default swaps:
Average notional value — buy protection	46,376,511
Average notional value — sell protection	13,309,864
Interest rate swaps:
Average notional value — pays fixed rate	11,131,127
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 441,845	$ 29,446
Forward foreign currency exchange contracts	248,432	2,164
Swaps — centrally cleared	—	16,055
Swaps — OTC (a)	2,060,991	2,050,079
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,751,268	2,097,744
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(441,845)	(45,501)
Total derivative assets and liabilities subject to an MNA	$ 2,309,423	$ 2,052,243

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America N.A.	$ 2,759	$ (1,377)	$ —	$ —	$ 1,382
Barclays Bank PLC	8,086	(8,086)	—	—	—
Citibank N.A.	825	(594)	—	—	231
Deutsche Bank AG	2,040,801	—	—	(2,040,801)	—
JPMorgan Chase Bank N.A.	3,532	(1,269)	—	—	2,263
Morgan Stanley & Co. International PLC	6,056	(1,929)	—	—	4,127
Standard Chartered Bank	1,725	—	—	—	1,725
State Street Bank and Trust Co.	1,557	—	—	—	1,557
The Bank of New York Mellon	45,181	—	—	—	45,181
Toronto-Dominion Bank	11,971	—	—	—	11,971
UBS AG	186,930	—	—	—	186,930
	$ 2,309,423	$ (13,255)	$ —	$ (2,040,801)	$ 255,367

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Bank of America N.A.	$ 1,377	$ (1,377)	$ —	$ —	$ —
Barclays Bank PLC	2,044,910	(8,086)	—	(1,970,000)	66,824
Citibank N.A.	594	(594)	—	—	—
Commonwealth Bank of Australia	2,164	—	—	—	2,164
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
JPMorgan Chase Bank N.A.	$ 1,269	$ (1,269)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	1,929	(1,929)	—	—	—
	$ 2,052,243	$ (13,255)	$ —	$ (1,970,000)	$ 68,988

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 98,850,878	$ 1,482,655	$ 100,333,533
Common Stocks	—	—	—	—
Corporate Bonds	—	489,813,364	1,229,479	491,042,843
Fixed Rate Loan Interests	—	3,480,988	3,767,963	7,248,951
Floating Rate Loan Interests	—	38,701,613	1,456,688	40,158,301
Foreign Agency Obligations	—	6,770,951	—	6,770,951
Municipal Bonds	—	4,040,243	—	4,040,243
Non-Agency Mortgage-Backed Securities	—	117,190,688	—	117,190,688
Preferred Securities
Capital Trusts	—	37,892,882	—	37,892,882
Preferred Stocks	2,519,000	—	28,400	2,547,400
U.S. Government Sponsored Agency Securities	—	101,168,804	—	101,168,804
Short-Term Securities
Money Market Funds	5,197,114	—	—	5,197,114
Unfunded Floating Rate Loan Interests (a)	—	300	—	300
Liabilities
Investments
TBA Sale Commitments	—	(5,824,590)	—	(5,824,590)
Unfunded Floating Rate Loan Interests (a)	—	(3,331)	—	(3,331)
	$ 7,716,114	$ 892,082,790	$ 7,965,185	$ 907,764,089
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 1,340,018	$ —	$ 1,340,018
Foreign Currency Exchange Contracts	—	248,432	—	248,432
Interest Rate Contracts	3,537,772	—	—	3,537,772
Liabilities
Credit Contracts	—	(1,904,781)	—	(1,904,781)
Foreign Currency Exchange Contracts	—	(2,164)	—	(2,164)
Interest Rate Contracts	(295,816)	—	—	(295,816)
	$ 3,241,956	$ (318,495)	$ —	$ 2,923,461

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $347,480,735 are categorized as Level 2 within the fair value hierarchy.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Warrants
Assets
Opening balance, as of December 31, 2023	$ 2,044,502	$ — (a)	$ 1,277,438	$ —	$ 473,081	$ —	$ — (a)
Transfers into Level 3	—	—	—	—	265,130	—	—
Transfers out of Level 3	(401,500)	—	—	—	(138,818)	—	—
Accrued discounts/premiums	—	—	—	3,063	2,367	—	—
Net realized gain (loss)	—	—	—	—	(2,221)	—	—
Net change in unrealized appreciation (depreciation) (b)(c)	97,120	—	(218)	(11,716)	28,600	—	—
Purchases	—	—	—	3,776,616	1,454,408	28,400	—
Sales	(257,467)	—	(47,741)	—	(625,859)	—	—
Closing balance, as of December 31, 2024	$ 1,482,655	$ — (a)	$ 1,229,479	$ 3,767,963	$ 1,456,688	$ 28,400	$ — (a)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (c)	$ 97,120	$ — (a)	$ (218)	$ (11,716)	$ 23,794	$ —	$ — (a)

Total
Assets
Opening balance, as of December 31, 2023	$ 3,795,021
Transfers into Level 3	265,130
Transfers out of Level 3	(540,318)
Accrued discounts/premiums	5,430
Net realized gain (loss)	(2,221)
Net change in unrealized appreciation (depreciation) (b)(c)	113,786
Purchases	5,259,424
Sales	(931,067)
Closing balance, as of December 31, 2024	$ 7,965,185
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (c)	$ 108,980

(a)	Rounds to less than $1.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
December 31, 2024

	DSU	FRA	BKT	BLW
ASSETS
Investments, at value — unaffiliated (a)	$ 654,562,415	$ 596,424,097	$ 362,706,593	$ 849,785,074
Investments, at value — affiliated (b)	—	4,302,850	8,180,892	346,004
Cash	3,036,132	—	—	1,351,586
Cash pledged:
Collateral — reverse repurchase agreements	—	—	1,613,035	1,112,000
Futures contracts	—	—	819,000	1,025,470
Centrally cleared swaps	3,000	—	1,000	800,000
Foreign currency, at value (c)	181,665	43,726	—	513,415
Receivables:
Investments sold	5,768,300	8,441,634	—	4,701,259
Reverse repurchase agreements	—	—	—	243,815
Capital shares sold	798,737	—	—	—
Dividends — unaffiliated	—	—	—	24,158
Dividends — affiliated	—	2,171	9,430	733
Interest — unaffiliated	5,761,269	4,377,846	2,210,473	10,182,447
Variation margin on futures contracts	—	—	70,234	111,491
Swap premiums paid	2,045	—	—	7,035
Unrealized appreciation on:
Forward foreign currency exchange contracts	78,465	45	—	176,171
OTC swaps	947,571	—	—	405,910
Unfunded floating rate loan interests	1,343	1,420	—	961
Deferred offering costs	172,005	—	147,435	97,544
Prepaid expenses	4,425	3,826	2,266	4,350
Total assets	671,317,372	613,597,615	375,760,358	870,889,423
LIABILITIES
Bank overdraft	—	214,336	50,545	—
Cash received:
Collateral — reverse repurchase agreements	—	—	30,000	—
Collateral — OTC derivatives	410,000	—	—	—
Collateral — TBA commitments	—	—	10,000	—
Borrowed bonds, at value (d)	—	—	685,313	—
Reverse repurchase agreements, at value	—	—	76,794,247	337,676,251
Payables:
Investments purchased	16,622,260	14,003,133	45,629,486	16,917,855
Reverse repurchase agreements	—	—	—	794,681
Accounting services fees	40,778	39,471	25,430	47,548
Administration fees	—	—	32,379	—
Bank borrowings	102,000,000	143,000,000	—	—
Custodian fees	17,519	11,763	14,007	28,297
Interest expense and fees	541,786	702,809	1,251	—
Investment advisory fees	303,012	377,903	139,981	399,589
Directors ’ and Officer ’ s fees	298,211	447	149,969	365,719
Other accrued expenses	8,979	10,123	9,276	3,450
Principal payups	—	—	431,424	49,675
Professional fees	100,574	106,934	53,829	107,605
Proxy fees	—	—	7,475	—
Transfer agent fees	15,297	11,322	8,373	13,340
Variation margin on futures contracts	—	—	57,840	30,693
Variation margin on centrally cleared swaps	38	—	—	12,978
Swap premiums received	296,263	—	—	149,142

2024
BlackRock Annual Report to Shareholders

Statements of Assets and Liabilities
 (continued)
December 31, 2024
	DSU	FRA	BKT	BLW
Unrealized depreciation on:
OTC swaps	$ 713	$ —	$ —	$ 1,863
Unfunded floating rate loan interests	159	—	—	—
Total liabilities	120,655,589	158,478,241	124,130,825	356,598,686
Commitments and contingent liabilities
NET ASSETS	$ 550,661,783	$ 455,119,374	$ 251,629,533	$ 514,290,737
NET ASSETS CONSIST OF
Paid-in capital (e)(f)(g)	$ 694,447,058	$ 526,125,701	$ 414,667,445	$ 620,832,455
Accumulated loss	(143,785,275)	(71,006,327)	(163,037,912)	(106,541,718)
NET ASSETS	$ 550,661,783	$ 455,119,374	$ 251,629,533	$ 514,290,737
Net asset value	$ 10.63	$ 12.89	$ 11.81	$ 14.04
(a) Investments, at cost — unaffiliated	$670,475,000	$603,472,904	$401,886,251	$855,501,377
(b) Investments, at cost — affiliated	$—	$4,114,134	$8,180,892	$346,004
(c) Foreign currency, at cost	$183,546	$44,199	$—	$533,770
(d) Proceeds received from borrowed bonds	$—	$—	$842,347	$—
(e) Shares outstanding	51,809,273	35,304,646	21,307,672	36,637,878
(f) Shares authorized	400 million	200 million	200 million	Unlimited
(g) Par value	$0.10	$0.10	$0.010	$0.001
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities
 (continued)
December 31, 2024

BIT
ASSETS
Investments, at value — unaffiliated (a)	$ 908,394,596
Investments, at value — affiliated (b)	5,197,114
Cash	166,623
Cash pledged:
Collateral — reverse repurchase agreements	3,034,872
Collateral — OTC derivatives	1,970,000
Futures contracts	5,421,400
Centrally cleared swaps	891,000
Foreign currency, at value (c)	297,242
Receivables:
Investments sold	3,158,742
TBA sale commitments	5,975,496
Dividends — unaffiliated	43,924
Dividends — affiliated	4,455
Interest — unaffiliated	11,828,951
Variation margin on futures contracts	441,845
Swap premiums paid	721,235
Unrealized appreciation on:
Forward foreign currency exchange contracts	248,432
OTC swaps	1,339,756
Unfunded floating rate loan interests	300
Deferred offering costs	104,506
Prepaid expenses	4,890
Total assets	949,245,379
LIABILITIES
Cash received:
Collateral — reverse repurchase agreements	31,000
Collateral — OTC derivatives	2,080,000
TBA sale commitments, at value (d)	5,824,590
Reverse repurchase agreements, at value	347,480,735
Payables:
Investments purchased	12,649,955
Accounting services fees	50,894
Custodian fees	28,649
Interest expense	9,201
Investment advisory fees	634,090
Directors ’ and Officer ’ s fees	155,643
Other accrued expenses	10,665
Principal payups	165,499
Professional fees	149,682
Transfer agent fees	17,803
Variation margin on futures contracts	29,446
Variation margin on centrally cleared swaps	16,055
Swap premiums received	403,756

2024
BlackRock Annual Report to Shareholders

Statements of Assets and Liabilities
 (continued)
December 31, 2024
BIT
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 2,164
OTC swaps	1,646,323
Unfunded floating rate loan interests	3,331
Total liabilities	371,389,481
Commitments and contingent liabilities
NET ASSETS	$ 577,855,898
NET ASSETS CONSIST OF
Paid-in capital (e)(f)(g)	$ 642,589,322
Accumulated loss	(64,733,424)
NET ASSETS	$ 577,855,898
Net asset value	$ 14.50
(a) Investments, at cost — unaffiliated	$932,600,232
(b) Investments, at cost — affiliated	$5,197,114
(c) Foreign currency, at cost	$315,951
(d) Proceeds from TBA sale commitments	$5,975,496
(e) Shares outstanding	39,841,315
(f) Shares authorized	Unlimited
(g) Par value	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations
Year Ended December 31, 2024

	DSU	FRA	BKT	BLW
INVESTMENT INCOME
Dividends — unaffiliated	$ 933,249	$ 776,563	$ —	$ 456,357
Dividends — affiliated	88,902	266,055	206,757	140,390
Interest — unaffiliated	55,384,037	52,789,429	14,696,470	62,576,057
Other income — unaffiliated	545,931	534,090	—	500,708
Foreign taxes withheld	—	—	—	(4,152)
Total investment income	56,952,119	54,366,137	14,903,227	63,669,360
EXPENSES
Investment advisory	3,535,671	4,514,059	1,696,770	4,544,341
Professional	142,313	178,827	57,594	159,334
Transfer agent	107,200	74,974	66,553	69,496
Accounting services	96,838	93,342	52,549	113,039
Directors and Officer	65,884	29,557	33,144	69,250
Custodian	41,588	27,894	28,046	67,372
Registration	16,216	12,257	7,844	12,424
Printing and postage	15,022	11,727	17,037	42,785
Administration	—	—	391,562	—
Reorganization	—	—	7,475	—
Miscellaneous	38,431	37,530	78,735	48,551
Total expenses excluding interest expense	4,059,163	4,980,167	2,437,309	5,126,592
Interest expense and fees — unaffiliated	7,895,178	8,648,053	4,735,260	17,456,364
Total expenses	11,954,341	13,628,220	7,172,569	22,582,956
Less:
Fees waived and/or reimbursed by the Manager	(3,100)	(30,769)	(3,086)	(2,065)
Total expenses after fees waived and/or reimbursed	11,951,241	13,597,451	7,169,483	22,580,891
Net investment income	45,000,878	40,768,686	7,733,744	41,088,469
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,663,261)	(10,084,204)	(7,339,785)	(9,766,973)
Investments — affiliated	17,193	25,187	—	—
Forward foreign currency exchange contracts	298,820	28,322	—	537,629
Foreign currency transactions	(35,431)	(15,140)	—	(2,585)
Futures contracts	—	—	(203,309)	(923,996)
Options written	72	—	—	203
Swaps	96,451	1,069,214	36	(557,670)
	(17,286,156)	(8,976,621)	(7,543,058)	(10,713,392)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	15,629,075	7,885,337	1,013,269	13,098,063
Investments — affiliated	(22,050)	90,184	—	—
Borrowed bonds	—	—	56,203	—
Forward foreign currency exchange contracts	126,759	14,150	—	263,168
Foreign currency translations	(6,278)	852	—	(40,602)
Futures contracts	—	—	1,592,583	841,458
Swaps	585,628	(571,442)	107	479,794
Unfunded floating rate loan interests	314	450	—	491
	16,313,448	7,419,531	2,662,162	14,642,372
Net realized and unrealized gain (loss)	(972,708)	(1,557,090)	(4,880,896)	3,928,980
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 44,028,170	$ 39,211,596	$ 2,852,848	$ 45,017,449
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Statements of Operations
 (continued)
Year Ended December 31, 2024

BIT
INVESTMENT INCOME
Dividends — unaffiliated	$ 272,291
Dividends — affiliated	373,424
Interest — unaffiliated	61,353,820
Other income — unaffiliated	328,696
Foreign taxes withheld	(1,505)
Total investment income	62,326,726
EXPENSES
Investment advisory	7,018,201
Professional	147,918
Accounting services	118,505
Custodian	68,875
Transfer agent	67,684
Directors and Officer	50,390
Registration	13,158
Printing and postage	12,663
Miscellaneous	36,985
Total expenses excluding interest expense	7,534,379
Interest expense — unaffiliated	16,627,955
Total expenses	24,162,334
Less:
Fees waived and/or reimbursed by the Manager	(5,624)
Total expenses after fees waived and/or reimbursed	24,156,710
Net investment income	38,170,016
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,173,973)
Forward foreign currency exchange contracts	800,738
Foreign currency transactions	(109,448)
Futures contracts	(862,355)
Options written	305
Swaps	(732,363)
(6,077,096)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,104,264
Forward foreign currency exchange contracts	375,890
Foreign currency translations	(26,424)
Futures contracts	7,330,804
Swaps	316,962
Unfunded floating rate loan interests	(3,131)
15,098,365
Net realized and unrealized gain	9,021,269
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 47,191,285
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	DSU		FRA
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 45,000,878	$ 46,112,132	$ 40,768,686	$ 43,607,565
Net realized loss	(17,286,156)	(8,827,090)	(8,976,621)	(3,879,473)
Net change in unrealized appreciation (depreciation)	16,313,448	32,322,510	7,419,531	22,981,359
Net increase in net assets resulting from operations	44,028,170	69,607,552	39,211,596	62,709,451
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(45,765,458)	(45,919,775)	(41,212,822)	(44,066,728)
Return of capital	(11,106,848)	(2,854,653)	(11,167,422)	(2,494,734)
Decrease in net assets resulting from distributions to shareholders	(56,872,306)	(48,774,428)	(52,380,244)	(46,561,462)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	54,828,279	—	—	—
Reinvestment of distributions	1,279,363	—	952,515	—
Net increase in net assets derived from capital share transactions	56,107,642	—	952,515	—
NET ASSETS
Total increase (decrease) in net assets	43,263,506	20,833,124	(12,216,133)	16,147,989
Beginning of year	507,398,277	486,565,153	467,335,507	451,187,518
End of year	$ 550,661,783	$ 507,398,277	$ 455,119,374	$ 467,335,507

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Statements of Changes in Net Assets
 (continued)

	BKT		BLW
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 7,733,744	$ 6,769,703	$ 41,088,469	$ 39,521,697
Net realized loss	(7,543,058)	(14,553,512)	(10,713,392)	(24,227,242)
Net change in unrealized appreciation (depreciation)	2,662,162	22,584,140	14,642,372	48,977,568
Net increase in net assets resulting from operations	2,852,848	14,800,331	45,017,449	64,272,023
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(8,633,488)	(8,218,384)	(42,306,248)	(37,992,549)
Return of capital	(13,918,550)	(14,333,355)	(5,391,911)	(5,096,654)
Decrease in net assets resulting from distributions to shareholders	(22,552,038)	(22,551,739)	(47,698,159)	(43,089,203)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	11,717,264	—
Reinvestment of distributions	—	45,446	1,484,160	—
Net increase in net assets derived from capital share transactions	—	45,446	13,201,424	—
NET ASSETS
Total increase (decrease) in net assets	(19,699,190)	(7,705,962)	10,520,714	21,182,820
Beginning of year	271,328,723	279,034,685	503,770,023	482,587,203
End of year	$ 251,629,533	$ 271,328,723	$ 514,290,737	$ 503,770,023

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets
 (continued)

	BIT
	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 38,170,016	$ 6,010,909	$ 34,411,747
Net realized gain (loss)	(6,077,096)	335,709	(26,840,864)
Net change in unrealized appreciation	15,098,365	39,901,429	15,163,019
Net increase in net assets resulting from operations	47,191,285	46,248,047	22,733,902
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(37,506,470)	(6,321,510)	(33,743,136)
Return of capital	(19,796,668)	(3,029,601)	(22,251,175)
Decrease in net assets resulting from distributions to shareholders	(57,303,138)	(9,351,111)	(55,994,311)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	27,045,369	—	—
Reinvestment of distributions	2,749,014	455,242	1,529,354
Net increase in net assets derived from capital share transactions	29,794,383	455,242	1,529,354
NET ASSETS
Total increase (decrease) in net assets	19,682,530	37,352,178	(31,731,055)
Beginning of period	558,173,368	520,821,190	552,552,245
End of period	$ 577,855,898	$ 558,173,368	$ 520,821,190

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Statements of Cash Flows
Year Ended December 31, 2024

	DSU	FRA	BKT	BLW
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 44,028,170	$ 39,211,596	$ 2,852,848	$ 45,017,449
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	279,203,741	229,282,082	1,079,164,167	807,632,360
Purchases of long-term investments	(272,796,593)	(218,459,725)	(1,032,884,905)	(875,930,028)
Net proceeds from sales (purchases) of short-term securities	329,310	14,903	(685,955)	5,094,793
Amortization of premium and accretion of discount on investments and other fees	(1,627,345)	(1,080,821)	5,026,387	(2,348,138)
Premiums paid on closing options written	(95)	—	—	(191)
Premiums received from options written	167	—	—	394
Net realized loss on investments and options written	17,955,290	10,325,985	7,332,927	9,853,775
Net unrealized appreciation on investments, swaps, borrowed bonds, foreign currency translations and unfunded floating rate loan interests	(16,620,397)	(7,923,921)	(1,069,472)	(13,624,587)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	1,813	(2,153)	51,504	20,043
Dividends — unaffiliated	—	—	—	18,945
From custodian	780,236	—	—	—
Interest — unaffiliated	452,574	1,077,141	1,597,038	546,287
Variation margin on futures contracts	—	—	(29,828)	13,626
Variation margin on centrally cleared swaps	—	—	—	7,650
Swap premiums paid	442	—	—	(837)
Prepaid expenses	335	599	(587)	186
Deferred offering costs.	66,046	21,186	(6,526)	12,706
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	—	—	(3,018,000)	(3,615,534)
Collateral — OTC derivatives	410,000	—	—	—
Collateral — TBA commitments	—	—	(40,000)	—
Payables
Accounting services fees	7,036	6,913	2,143	10,628
Administration fees	—	—	(1,626)	—
Custodian fees	3,408	2,773	3,259	4,889
Interest expense and fees	(284,264)	(99,499)	(128,583)	189,209
Investment advisory fees	(277)	(7,924)	(6,475)	41,709
Directors ’ and Officer ’ s fees	(32,245)	(7,384)	(30,179)	(41,104)
Other accrued expenses	(29,924)	(4,326)	(5,501)	(39,231)
Professional fees	19,618	21,582	(12,933)	25,788
Proxy fees	—	—	7,475	—
Transfer agent fees	(1,925)	19	(7,366)	(2,386)
Variation margin on futures contracts	—	—	35,727	21,961
Variation margin on centrally cleared swaps	(1,103)	(2,827)	(16)	12,978
Swap premiums received	266,904	(28,714)	—	(327,859)
Net cash provided by (used for) operating activities	52,130,922	52,347,485	58,145,523	(27,404,519)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(55,592,943)	(51,427,729)	(22,552,038)	(46,213,999)
Payments for offering costs	—	—	—	(6,226)
Payments for bank borrowings	(205,000,000)	(177,000,000)	—	—
Proceeds from bank borrowings	158,000,000	176,000,000	—	—
Increase (decrease) in bank overdraft	(631,843)	(539,521)	50,545	—
Proceeds from issuance of capital shares	54,029,542	—	—	11,717,264
Net borrowing of reverse repurchase agreements	—	—	(34,095,995)	61,802,508
Net cash provided by (used for) for financing activities	(49,195,244)	(52,967,250)	(56,597,488)	27,299,547
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(1,881)	(479)	—	(30,866)
Financial Statements

Statements of Cash Flows
 (continued)
Year Ended December 31, 2024
	DSU	FRA	BKT	BLW
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$ 2,933,797	$ (620,244)	$ 1,548,035	$ (135,838)
Restricted and unrestricted cash and foreign currency at beginning of year	287,000	663,970	885,000	4,938,309
Restricted and unrestricted cash and foreign currency at end of year	$ 3,220,797	$ 43,726	$ 2,433,035	$ 4,802,471
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense	$ 8,179,442	$ 8,747,552	$ 4,863,843	$ 17,267,155
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ 1,279,363	$ 952,515	$ —	$ 1,484,160
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$ 3,036,132	$ —	$ —	$ 1,351,586
Cash pledged
Collateral — reverse repurchase agreements	—	—	1,613,035	1,112,000
Futures contracts	—	—	819,000	1,025,470
Centrally cleared swaps	3,000	—	1,000	800,000
Foreign currency at value	181,665	43,726	—	513,415
	$ 3,220,797	$ 43,726	$ 2,433,035	$ 4,802,471
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Statements of Cash Flows
 (continued)
Year Ended December 31, 2024

BIT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 47,191,285
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	1,192,751,492
Purchases of long-term investments	(1,262,570,659)
Net proceeds from sales of short-term securities	5,256,508
Amortization of premium and accretion of discount on investments and other fees	(5,743,982)
Premiums paid on closing options written	(286)
Premiums received from options written	591
Net realized loss on investments and options written	5,175,518
Net unrealized appreciation on investments, swaps, foreign currency translations and unfunded floating rate loan interests	(7,400,496)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	37,977
Dividends — unaffiliated	25,901
Interest — unaffiliated	(572,657)
Variation margin on futures contracts	(119,266)
Variation margin on centrally cleared swaps	9,151
Swap premiums paid	251,149
Prepaid expenses	45
Deferred offering costs.	73,228
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	(3,326,468)
Collateral — OTC derivatives	(880,000)
Collateral — TBA commitments	(558,000)
Payables
Accounting services fees	10,857
Custodian fees	5,498
Interest expense	415,210
Investment advisory fees	62,510
Directors ’ and Officer ’ s fees	(11,286)
Other accrued expenses	(86,868)
Professional fees	6,800
Transfer agent fees	(23,890)
Variation margin on futures contracts	24,339
Variation margin on centrally cleared swaps	16,055
Swap premiums received	(742,186)
Net cash used for operating activities	(30,721,930)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(54,554,124)
Payments for offering costs	(63,076)
Proceeds from issuance of capital shares	27,045,369
Net borrowing of reverse repurchase agreements	62,498,300
Net cash provided by financing activities	34,926,469
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(17,483)
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	4,187,056
Restricted and unrestricted cash and foreign currency at beginning of year	7,594,081
Restricted and unrestricted cash and foreign currency at end of year	$ 11,781,137
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense	$ 16,212,745
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ 2,749,014
Financial Statements

Statements of Cash Flows
 (continued)
Year Ended December 31, 2024
BIT
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$ 166,623
Cash pledged
Collateral — reverse repurchase agreements	3,034,872
Collateral — OTC derivatives	1,970,000
Futures contracts	5,421,400
Centrally cleared swaps	891,000
Foreign currency at value	297,242
$ 11,781,137
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

DSU
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$ 10.89	$ 10.44	$ 11.56	$ 11.55	$ 12.25
Net investment income (a)	0.94	0.99	0.72	0.61	0.63
Net realized and unrealized gain (loss)	(0.02)	0.51	(1.14)	0.13	(0.50)
Net increase (decrease) from investment operations	0.92	1.50	(0.42)	0.74	0.13
Distributions (b)
From net investment income	(0.95)	(0.99)	(0.68)	(0.62)	(0.61)
Return of capital	(0.23)	(0.06)	(0.02)	(0.11)	(0.22)
Total distributions	(1.18)	(1.05)	(0.70)	(0.73)	(0.83)
Net asset value, end of year	$ 10.63	$ 10.89	$ 10.44	$ 11.56	$ 11.55
Market price, end of year	$ 10.76	$ 10.79	$ 9.20	$ 11.70	$ 10.45
Total Return (c)
Based on net asset value	8.93%	15.74%	(2.97)%	6.67%	2.57%
Based on market price	11.28%	30.14%	(15.51)%	19.33%	1.50%
Ratios to Average Net Assets (d)
Total expenses	2.32%	2.47%	1.90%	1.34%	1.48%
Total expenses after fees waived and/or reimbursed	2.31%	2.47%	1.90%	1.34%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.79%	0.79%	0.84%	0.92%	0.91%
Net investment income	8.72%	9.25%	6.65%	5.21%	5.65%
Supplemental Data
Net assets, end of year (000)	$ 550,662	$ 507,398	$ 486,565	$ 538,681	$ 537,959
Borrowings outstanding, end of year (000)	$ 102,000	$ 149,000	$ 164,000	$ 248,000	$ 229,000
Asset coverage, end of year per $1,000 of bank borrowings (e)	$ 6,399	$ 4,405	$ 3,967	$ 3,172	$ 3,349
Portfolio turnover rate	43%	30%	18%	47%	67%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

FRA
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$ 13.26	$ 12.81	$ 13.85	$ 13.81	$ 14.55
Net investment income (a)	1.16	1.24	0.84	0.67	0.69
Net realized and unrealized gain (loss)	(0.04)	0.53	(1.11)	0.17	(0.51)
Net increase (decrease) from investment operations	1.12	1.77	(0.27)	0.84	0.18
Distributions (b)
From net investment income	(1.17)	(1.25)	(0.77)	(0.67)	(0.70)
Return of capital	(0.32)	(0.07)	—	(0.13)	(0.22)
Total distributions	(1.49)	(1.32)	(0.77)	(0.80)	(0.92)
Net asset value, end of year	$ 12.89	$ 13.26	$ 12.81	$ 13.85	$ 13.81
Market price, end of year	$ 13.75	$ 12.66	$ 11.26	$ 13.43	$ 12.11
Total Return (c)
Based on net asset value	8.88%	15.35%	(1.34)%	6.48%	2.76%
Based on market price	21.65%	25.29%	(10.57)%	17.74%	(2.45)%
Ratios to Average Net Assets (d)
Total expenses	2.95%	2.88%	2.17%	1.55%	1.69%
Total expenses after fees waived and/or reimbursed	2.95%	2.87%	2.17%	1.54%	1.67%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.07%	1.04%	1.15%	1.14%	1.13%
Net investment income	8.84%	9.45%	6.36%	4.76%	5.15%
Supplemental Data
Net assets, end of year (000)	$ 455,119	$ 467,336	$ 451,188	$ 487,833	$ 488,051
Borrowings outstanding, end of year (000)	$ 143,000	$ 144,000	$ 147,000	$ 223,000	$ 208,000
Asset coverage, end of year per $1,000 of bank borrowings (e)	$ 4,183	$ 4,245	$ 4,069	$ 3,188	$ 3,346
Portfolio turnover rate	36%	25%	14%	49%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BKT
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22 (a)	Year Ended 12/31/21 (a)	Year Ended 12/31/20 (a)

Net asset value, beginning of year	$ 12.73	$ 13.10	$ 16.94	$ 18.54	$ 18.89
Net investment income (b)	0.36	0.32	0.43	0.70	0.86
Net realized and unrealized gain (loss)	(0.22)	0.37	(3.24)	(1.06)	0.02
Net increase (decrease) from investment operations	0.14	0.69	(2.81)	(0.36)	0.88
Distributions (c)
From net investment income	(0.41)	(0.39)	(0.49)	(0.89)	(1.01)
Return of capital	(0.65)	(0.67)	(0.54)	(0.35)	(0.22)
Total distributions	(1.06)	(1.06)	(1.03)	(1.24)	(1.23)
Net asset value, end of year	$ 11.81	$ 12.73	$ 13.10	$ 16.94	$ 18.54
Market price, end of year	$ 11.52	$ 12.18	$ 12.34	$ 16.95	$ 18.21
Total Return (d)
Based on net asset value	1.32%	6.03%	(16.67)%	(2.01)%	4.92%
Based on market price	3.29%	7.69%	(21.50)%	(0.23)%	7.31%
Ratios to Average Net Assets (e)
Total expenses	2.75%	3.23%	1.65%	0.94%	1.18%
Total expenses after fees waived and/or reimbursed	2.75%	3.23%	1.64%	0.94%	1.18%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.93%	0.92%	0.95%	0.90%	0.89%
Net investment income	2.96%	2.50%	2.94%	3.91%	4.55%
Supplemental Data
Net assets, end of year (000)	$ 251,630	$ 271,329	$ 279,035	$ 360,752	$ 394,195
Borrowings outstanding, end of year (000)	$ 76,794	$ 111,020	$ 115,764	$ 115,184	$ 156,936
Portfolio turnover rate (f)	269%	221%	237%	248%	69%

(a)
Per share operating performance amounts have been adjusted to reflect a 1-for-3 reverse stock split prior to the open of trading on the NYSE on October 18, 2022 for common stockholders of record as of the close of business on October 17, 2022.

(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	133%	106%	122%	119%	31%
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BLW
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$ 14.11	$ 13.51	$ 16.44	$ 16.93	$ 17.05
Net investment income (a)	1.14	1.11	0.97	1.00	0.98
Net realized and unrealized gain (loss)	0.12	0.70	(2.82)	(0.31)	0.08
Net increase (decrease) from investment operations	1.26	1.81	(1.85)	0.69	1.06
Distributions (b)
From net investment income	(1.18)	(1.07)	(0.92)	(1.02)	(1.03)
Return of capital	(0.15)	(0.14)	(0.16)	(0.16)	(0.15)
Total distributions	(1.33)	(1.21)	(1.08)	(1.18)	(1.18)
Net asset value, end of year	$ 14.04	$ 14.11	$ 13.51	$ 16.44	$ 16.93
Market price, end of year	$ 14.13	$ 13.98	$ 13.07	$ 16.85	$ 15.92
Total Return (c)
Based on net asset value	9.34%	14.41%	(10.96)%	4.18% (d)	7.58%
Based on market price	11.06%	17.17%	(15.96)%	13.55%	5.24%
Ratios to Average Net Assets (e)
Total expenses	4.47%	3.64%	2.04%	1.18%	1.39%
Total expenses after fees waived and/or reimbursed	4.47%	3.64%	2.04%	1.18%	1.39%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.01%	0.94%	0.96%	0.92%	0.90%
Net investment income	8.13%	8.10%	6.70%	5.90%	6.07%
Supplemental Data
Net assets, end of year (000)	$ 514,291	$ 503,770	$ 482,587	$ 587,146	$ 603,933
Borrowings outstanding, end of year (000)	$ 337,676	$ 276,235	$ 275,639	$ 312,356	$ 275,105
Portfolio turnover rate (f)	95%	106%	77%	66%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Includes payment from an affiliate, which had no impact on the Fund ’ s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	75%	70%	58%	52%	58%
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BIT
	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20 (a)

Net asset value, beginning of period	$ 14.76	$ 13.78	$ 14.66	$ 17.98	$ 17.66	$ 17.28
Net investment income (b)	0.99	0.16	0.91	1.03	1.13	1.08
Net realized and unrealized gain (loss)	0.23	1.07	(0.31)	(2.87)	0.67	0.78
Net increase (decrease) from investment operations	1.22	1.23	0.60	(1.84)	1.80	1.86
Distributions (c)
From net investment income	(0.97)	(0.17)	(0.89)	(1.07)	(1.11)	(0.99)
Return of capital	(0.51)	(0.08)	(0.59)	(0.41)	(0.37)	(0.49)
Total distributions	(1.48)	(0.25)	(1.48)	(1.48)	(1.48)	(1.48)
Net asset value, end of period	$ 14.50	$ 14.76	$ 13.78	$ 14.66	$ 17.98	$ 17.66
Market price, end of period	$ 14.60	$ 15.00	$ 14.09	$ 14.43	$ 18.90	$ 15.65
Total Return (d)
Based on net asset value	8.66%	8.95% (e)	4.08%	(10.47)% (f)	10.55%	12.68% (g)
Based on market price	7.66%	8.29% (e)	8.12%	(16.16)%	31.13%	0.61%
Ratios to Average Net Assets (h)
Total expenses	4.29%	4.29% (i)(j)	3.92%	1.99%	1.70%	2.36%
Total expenses after fees waived and/or reimbursed	4.28%	4.29% (i)(j)	3.92%	1.99%	1.70%	2.19% (k)
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.33%	1.34% (i)(j)	1.32%	1.34%	1.42%	1.39%
Net investment income	6.77%	6.64% (j)	6.26%	6.39%	6.14%	6.51%
Supplemental Data
Net assets, end of period (000)	$ 577,856	$ 558,173	$ 520,821	$ 552,552	$ 676,391	$ 662,853
Borrowings outstanding, end of period (000)	$ 347,481	$ 284,576	$ 285,633	$ 288,231	$ 386,820	$ 353,128
Portfolio turnover rate (l)	134%	28%	151%	112%	75%	101%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund ’ s total return.
(g)	Includes payments received from an affiliate and unaffiliated third parties, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 1.38%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.58%.
(j)	Annualized.
(k)	Includes reimbursement of professional fees by unaffiliated third parties, which impacted the Fund’s expense ratio. Excluding the payment, the Fund’s total expense ratio would have been 2.36%.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20 (a)

Portfolio turnover rate (excluding MDRs)	99%	17%	91%	77%	58%	72%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Debt Strategies Fund, Inc.	DSU	Maryland	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Income Trust, Inc.	BKT	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified
BlackRock Multi-Sector Income Trust	BIT	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
On November 21, 2024, BKT
’
s Board and the Board of Directors of BlackRock Enhanced Government Fund, Inc. ("EGF") approved the reorganization of EGF into BKT, with
BKT continuing as the surviving fund. Subject to the requisite approvals by EGF
’
s shareholders, the reorganization is expected to be completed in the first half of 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment

Transactions and Income Recognition:

For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.

Realized gains and losses on investment transactions are determined using the specific identification method.

Dividend income and capital gain distributions, if any, are
recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.

Dividends from foreign securities where the ex-dividend
dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Cash:
The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high
credit-quality financial institution to minimize credit risk exposure.
Foreign Currency

Translation:
Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.

Each

Fund reports realized currency gains (losses) on foreign
currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each

Fund invests. These foreign taxes, if any, are paid by each

Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

Bank Overdraft:
The

Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to
repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization:
If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:

Distributions from net investment income are declared and paid monthly.

Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.

The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan:

Under the Deferred Compensation Plan (the “Plan”) approved by each Fund
’
s Board, the directors who are not “interested persons” of the
Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors.
This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock
Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors
’
and Officer
’
s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund
’
s
maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:

Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting:
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds
’
adoption of the new standard impacted financial statement disclosures only and did not affect each

Fund
’
s financial
position or results of operations.
The Chief Financial Officer acts as the Funds
’
Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each

Fund. The CODM has concluded that each

Fund operates as a single operating segment since the Funds

have a single investment strategy as disclosed in their
prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds
’
financial
statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment

Valuation Policies:

Each

Fund
’
s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund
is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each

Fund’s Manager as the valuation
designee for each

Fund. Each

Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of each Fund
’
s assets and liabilities:
•
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Notes to Financial Statements

Notes to Financial Statements
 (continued)

•
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.

The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  December 31, 2024, certain investments of BLW were fair valued using NAV as a practical expedient  as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities:
Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations:
Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances.
Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities:
Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise
Notes to Financial Statements

Notes to Financial Statements
 (continued)

and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities:
Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds:

Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities:
Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks:
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants:
Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests:
Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations,

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
DSU	Focus Financial Partners LLC	$ 129,604	$ 129,604	$ 130,689	$ 1,085
	GrafTech Finance, Inc.	14,490	14,250	14,091	(159)
	Raven Acquisition Holdings LLC	36,543	36,360	36,602	242
	Signia Aerospace LLC	26,174	26,109	26,125	16
					$ 1,184
FRA	Focus Financial Partners LLC	$ 137,940	$ 137,940	$ 139,095	1,155
	Raven Acquisition Holdings LLC	37,531	37,343	37,592	249
	Signia Aerospace LLC	26,464	26,398	26,414	16
					$ 1,420
BLW	Focus Financial Partners LLC	$ 76,774	$ 76,773	$ 77,416	643
	GrafTech Finance, Inc.	60,029	58,214	58,379	165
	Raven Acquisition Holdings LLC	21,728	21,620	21,764	144
	Signia Aerospace LLC	14,750	14,713	14,722	9
					$ 961
BIT	Archkey Solutions LLC	$ 10,617	$ 10,564	$ 10,673	109
	GrafTech Finance, Inc.	70,379	70,379	67,048	(3,331)
	Raven Acquisition Holdings LLC	25,679	25,550	25,720	170
	Signia Aerospace LLC	32,913	32,831	32,852	21
					$ (3,031)
Forward Commitments, When-Issued and Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds
’
maximum amount of loss is the unrealized appreciation of
unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the

Funds to make future cash payments. An unfunded
commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of
Operations.
TBA Commitments:
TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master
Securities Forward Transaction Agreements (each, an “MSFTA”).

An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions:

The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions.
Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Borrowed Bond Agreements:
Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time.
Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond
Notes to Financial Statements

Notes to Financial Statements
 (continued)

changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements:
Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes.
During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:

Fund Name	Average Amount Outstanding	Weighted Average Interest Rate
BKT	$ 89,059,527	5.29%
BLW	321,707,669	5.42
BIT	316,223,261	5.26
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction.
Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of BKT’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BKT
Counterparty	Borrowed Bonds Agreements (a)	Reverse Repurchase Agreements	Borrowed Bonds at Value including Accrued Interest (b)	Net Amount before Collateral	Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (c)	Cash Collateral Pledged	Net Collateral (Received)/ Pledged (c)	Net Exposure Due (to)/ from Counterparty (d)
BNP Paribas SA	$ 692,335	$ —	$ (686,564)	$ 5,771	$ —	$ —	$ —	$ —	$ —	$ 5,771
Cantor Fitzgerald & Co.	—	(6,480,079)	—	(6,480,079)	—	—	6,480,079	—	6,480,079	—
Deutsche Bank Securities, Inc.	—	(70,314,168)	—	(70,314,168)	—	—	70,314,168	—	70,314,168	—
	$ 692,335	$ (76,794,247)	$ (686,564)	$ (76,788,476)	$ —	$ —	$ 76,794,247	$ —	$ 76,794,247	$ 5,771

(a)	Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $1,251 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net collateral, including accrued interest, if any, with a value of $79,138,240 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(d)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

As of period end, the following table is a summary of BLW
’
s and BIT’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
BLW
Barclays Bank PLC	$ (22,600,624)	$ 22,600,624	$ —	$ —
Barclays Capital, Inc.	(16,726,048)	16,726,048	—	—
BNP Paribas SA	(45,484,019)	45,484,019	—	—
BofA Securities, Inc.	(54,116,264)	54,116,264	—	—
Credit Agricole Corporate and Investment Bank	(3,296,386)	3,296,386	—	—
Deutsche Bank Securities, Inc.	(13,838,682)	13,838,682	—	—
Goldman Sachs & Co. LLC	(7,217,386)	7,217,386	—	—
HSBC Securities (USA), Inc.	(2,298,978)	2,298,978	—	—
J.P. Morgan Securities LLC	(10,560,183)	10,560,183	—	—
Merrill Lynch International	(1,862,704)	1,862,704	—	—
Nomura Securities International, Inc.	(71,695,412)	71,695,412	—	—
RBC Capital Markets, LLC	(12,837,165)	12,837,165	—	—
Royal Bank of Canada (Toronto Branch)	(1,264,420)	1,264,420	—	—
TD Securities (USA) LLC	(73,877,980)	73,877,980	—	—
	$ (337,676,251)	$ 337,676,251	$ —	$ —

(a)
Collateral, if any, with a value of $380,494,250 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
BIT
Barclays Bank PLC	$ (70,278,851)	$ 70,278,851	$ —	$ —
Barclays Capital, Inc.	(4,410,428)	4,410,428	—	—
BNP Paribas SA	(43,996,867)	43,996,867	—	—
BofA Securities, Inc.	(60,051,616)	60,051,616	—	—
Credit Agricole Corporate and Investment Bank	(452,636)	452,636	—	—
Deutsche Bank Securities, Inc.	(37,967,023)	37,967,023	—	—
Goldman Sachs & Co. LLC	(12,557,816)	12,557,816	—	—
HSBC Securities (USA), Inc.	(6,163,023)	6,163,023	—	—
J.P. Morgan Securities LLC	(11,526,906)	11,526,906	—	—
Merrill Lynch International	(4,288,014)	4,288,014	—	—
Nomura Securities International, Inc.	(37,932,519)	37,932,519	—	—
RBC Capital Markets, LLC	(9,103,041)	9,103,041	—	—
Santander US Capital Markets LLC	(3,839,056)	3,839,056	—	—
Societe Generale	(11,606,591)	10,754,762	851,829	—
TD Securities (USA) LLC	(33,306,348)	33,306,348	—	—
	$ (347,480,735)	$ 346,628,906	$ 851,829	$ —

(a)
Collateral, if any, with a value of $388,392,372 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts:
Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in
Notes to Financial Statements

Notes to Financial Statements
 (continued)

an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts
: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s)

reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
The Fund
’
s

risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options:
The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
•
Swaptions — The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds
’
holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps:
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements

of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the
Funds
’

basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the
Funds
’
counterparty on the swap. Each

Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each

Fund is required to
deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities.
Pursuant to the contract, each

Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds

may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will
either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
•
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements:
In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a

Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a

Fund may, under certain circumstances, offset with the
counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements:
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty
is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A

Fund

generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each

Fund

bears the risk of loss
from counterparty non-performance. Likewise, to the extent the

Funds

have

delivered collateral to a counterparty and stand

ready to perform under the terms of
their

agreement with such counterparty,  each

Fund

bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do

not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements
 (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds
’
investment adviser and an indirect, wholly-owned subsidiary
of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund
’
s portfolio and
provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, DSU and FRA

pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage:

	DSU	FRA
Investment advisory fees	0.55%	0.75%
For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities.
For such services, BKT pays the Manager a monthly fee at an annual rate equal to 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating this fee, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
For such services, BLW pays the Manager a monthly fee at an annual rate equal to 0.55% of the average weekly value of the Fund’s managed assets, including the proceeds of any debt securities or outstanding borrowings used for leverage.
For such services, BIT pays the Manager a monthly fee at an annual rate equal to 0.80% of the average daily value of the Fund’s managed assets. For purposes of calculating this fee, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to BLW and BIT, the Manager also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), an affiliate of the Manager. The Manager pays
BIL and BSL for services they provide for that portion of each fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Distribution Fees:

DSU, BKT, BLW and BIT have each entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of DSU, BKT, BLW and BIT common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”).
Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of DSU’s, BKT’s BLW’s and BIT’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended December 31, 2024 amounted to $110,905, $0, $23,689 and $54,667 for each of DSU, BKT, BLW and BIT respectively.
Administration:

BKT has an Administration Agreement with the Manager. The administration fee paid monthly to the Manager is computed at an annual rate of 0.15% of the
Fund’s average weekly net assets. For BKT, the Manager may reduce or discontinue this arrangement at any time without notice.
Expense Waivers and Reimbursements:

With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent

Directors, or by a vote of a majority of the outstanding voting securities of a

Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024,
the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 1,084
FRA	280
BKT	3,086
BLW	2,065
BIT	5,624
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each

Fund
’
s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds
’
Independent Directors. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 2,016
FRA	30,489
Directors and Officers:

Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds
’
Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

7.

PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
DSU	$ —	$ —	$ 280,531,278	$ 281,730,045
FRA	—	—	222,942,893	233,672,089
BKT	1,036,408,509	1,076,668,739	524,025	2,465,054
BLW	456,007,690	420,869,360	408,226,853	384,321,047
BIT	815,370,964	809,717,332	417,511,983	383,779,440
For the year

ended December 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
BKT	$ 522,105,476	$ 521,664,605
BLW	174,000,517	173,937,970
BIT	315,305,914	315,201,203
8.
INCOME TAX INFORMATION
It is each

Fund
’
s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each

Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each

Fund
’
s
U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each

Fund
’
s state and local tax returns may remain
open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds
’
financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds
’
NAV.
The tax character of distributions paid was as follows:

Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
DSU
Ordinary income	$ 45,765,458	$ 45,919,775
Return of capital	11,106,848	2,854,653
	$ 56,872,306	$ 48,774,428
FRA
Ordinary income	$ 41,212,822	$ 44,066,728
Return of capital	11,167,422	2,494,734
	$ 52,380,244	$ 46,561,462
BKT
Ordinary income	$ 8,633,488	$ 8,218,384
Return of capital	13,918,550	14,333,355
	$ 22,552,038	$ 22,551,739
BLW
Ordinary income	$ 42,306,248	$ 37,992,549
Return of capital	5,391,911	5,096,654
	$ 47,698,159	$ 43,089,203

Fund Name	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23
BIT
Ordinary income	$ 37,506,470	$ 6,321,510	$ 33,743,136
Return of capital	19,796,668	3,029,601	22,251,175
	$ 57,303,138	$ 9,351,111	$ 55,994,311
Notes to Financial Statements

Notes to Financial Statements
 (continued)

As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
DSU	$ (127,245,889)	$ (16,539,386)	$ (143,785,275)
FRA	(63,911,717)	(7,094,610)	(71,006,327)
BKT	(123,878,003)	(39,159,909)	(163,037,912)
BLW	(98,861,527)	(7,680,191)	(106,541,718)
BIT	(58,591,886)	(6,141,538)	(64,733,424)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the accrual of income on securities in default, the classification of investments, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the timing and recognition of partnership income, amortization methods for premiums on fixed income securities, the deferral of compensation to trustees and the accounting for swap agreements.

As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DSU	$ 670,756,207	$ 7,034,193	$ (23,222,365)	$ (16,188,172)
FRA	607,821,914	5,645,033	(12,740,592)	(7,095,559)
BKT	410,067,143	6,239,671	(45,940,853)	(39,701,182)
BLW	857,089,155	11,335,906	(18,499,619)	(7,163,713)
BIT	919,177,349	36,971,970	(42,923,380)	(5,951,410)
9.
BANK BORROWINGS
DSU and FRA

are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to DSU and FRA. As of period end, DSU and FRA have not received any
notice to terminate. DSU and FRA

have granted a security interest in substantially all of their assets to SSB.
The SSB Agreement allows for the following maximum commitment amounts:

Fund Name	Commitment Amounts
DSU	$ 276,000,000
FRA	255,000,000
Advances will be made by SSB to DSU and FRA, at DSU’s and FRA’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One
Month Term SOFR are subject to a 0% floor.
In addition, DSU and FRA paid a commitment fee (based on the daily unused portion of the commitments).  Advances to DSU and FRA as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.
DSU and FRA may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.
For the year

ended December 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
DSU	$ 149,000,000	$ 126,322,404	6.07%
FRA	152,000,000	140,428,962	6.04
10.
PRINCIPAL RISKS
In the normal course of business, the Funds

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Fund to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

Illiquidity Risk:
 Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:

Each

Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each

Fund to reinvest in lower yielding securities. Each

Fund

may also be exposed to reinvestment risk, which is the risk
that income from each

Fund’s portfolio will decline if each

Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each

Fund portfolio’s current earnings rate.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A

Fund may invest in illiquid investments.  An illiquid investment is any investment that a

Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A

Fund may  experience difficulty in selling illiquid
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each

Fund’s NAV to experience significant
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a

Fund may lose value, regardless of the
individual results of the securities and other instruments in which a

Fund invests. A

Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund
’
s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:

The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each

Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each

Fund

deposits
collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Fund’s portfolio are disclosed in its Schedule of Investments.
Certain

Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease
Notes to Financial Statements

Notes to Financial Statements
 (continued)

as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds
’
performance.
The

Funds invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain

Funds

invest

a significant portion of  their

assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
11.

CAPITAL SHARE TRANSACTIONS
DSU is authorized to issue 400 million shares, all of which were initially classified as Common Shares.
FRA and BKT are authorized to issue 200 million shares, all of which were initially classified as Common Shares.
BLW and BIT is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.
The par
value for DSU’s, FRA’s, BKT
’
s, BLW’s and BIT
’
s  shares is $0.10, $0.10, $0.010, $0.001 and $0.001, respectively. The Board for DSU, FRA, BLW and BIT are each authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Year Ended
Fund Name	12/31/24	12/31/23
DSU	119,031	—
FRA	72,449	—
BKT	—	3,394
BLW	105,180	—
BIT	187,269	31,420
For the year ended December 31, 2024, shares issued and outstanding remained constant for BKT.
For the year ended December 31, 2023, shares issued and outstanding remained constant for DSU, FRA and BLW.
The Funds participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2024. From December 1, 2023 through
November 30, 2024, each Fund could repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program had an accretive effect as shares were purchased at a discount to the Fund’s
NAV. The Repurchase Program expired on November 30, 2024 and was not renewed.

For the year ended December 31, 2024 and year ended December 31, 2023, the Funds did not repurchase any shares.
DSU, BKT, BLW and BIT have each filed a prospectus with the SEC allowing them to issue an additional 16,000,000, 8,333,333, 10,000,000 and 15,000,000 Common Shares,
respectively, through an equity Shelf Offering. Under the Shelf Offering, DSU, BKT, BLW and BIT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 10,920,070, 8,333,333, 9,178,555 and 13,166,960 Common Shares, respectively, remain available for issuance under the Shelf Offering. During the year ended
December 31, 2024, DSU, BKT, BLW and BIT issued 5,079,930, 0, 821,445 and 1,833,040 shares respectively under the Shelf Offering. See Additional Information - Shelf
Offering Program for additional information.
Initial costs incurred by DSU, BKT, BLW and BIT in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities.
As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds
’

financial statements was completed through the date the financial statements were issued and the following item was noted:

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

The Funds declared and paid or will pay distributions to Common Shareholders as follows:

Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
DSU	01/02/25	01/15/25	01/31/25	$ 0.098730
	02/03/25	02/14/25	02/28/25	0.098730
FRA	01/02/25	01/15/25	01/31/25	0.123840
	02/03/25	02/14/25	02/28/25	0.123840
BKT	01/02/25	01/15/25	01/31/25	0.088200
	02/03/25	02/14/25	02/28/25	0.088200
BLW	01/02/25	01/15/25	01/31/25	0.113200
	02/03/25	02/14/25	02/28/25	0.113200
BIT	01/02/25	01/15/25	01/31/25	0.123700
	02/03/25	02/14/25	02/28/25	0.123700
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors/Trustees of BlackRock Debt Strategies Fund, Inc., BlackRock Floating Rate Income Strategies Fund, Inc., BlackRock Income
Trust, Inc., BlackRock Limited Duration Income Trust, and BlackRock Multi-Sector Income Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Debt Strategies Fund, Inc., BlackRock Floating Rate Income Strategies Fund, Inc.,
BlackRock Income Trust, Inc., BlackRock Limited Duration Income Trust, and BlackRock Multi-Sector Income Trust (the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations and their cash flows for the year then ended, and the statements of changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Changes in Net Assets	Financial Highlights
BlackRock Debt Strategies Fund, Inc., BlackRock Floating Rate Income Strategies Fund, Inc., BlackRock Income Trust, Inc. and BlackRock Limited Duration Income Trust	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024.
BlackRock Multi-Sector Income Trust	For the year ended December 31, 2024, for the period from November 1, 2023 through December 31, 2023 and for the year ended October 31, 2023
For the year ended December 31, 2024, for the period from
November 1, 2023 through December 31, 2023 and for
each of the four years in the period ended October 31,
2023. The presented financial highlights were consolidated
for the year ended October 31, 2020.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP

Boston, Massachusetts

February 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2024
BlackRock Annual Report to Shareholders

Important Tax Information
(unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2024:

Fund Name	Qualified Dividend Income
DSU	$ 156,231
BLW	2,436,312
BIT	2,431,660
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2024:

Fund Name	Federal Obligation Interest
DSU	$ 27,850
FRA	6,279
BKT	56,442
BLW	871,963
BIT	112,681
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction
DSU	0.16%
BLW	2.67
BIT	3.63
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:

Fund Name	Interest Dividends
DSU	$ 44,320,762
FRA	40,331,332
BKT	8,611,975
BLW	38,701,782
BIT	34,018,719
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:

Fund Name	Interest- Related Dividends
DSU	$ 35,504,566
FRA	31,827,388
BKT	8,616,657
BLW	30,946,953
BIT	27,825,489
Important Tax Information

Investment Objectives, Policies and Risks

Recent Changes
The following information is a summary of certain changes since
December 31, 2023
. This information may not reflect all of the changes that have occurred since you purchased the
relevant
Fund.
During each Fund’s most recent fiscal year, there were no material changes in the Fund’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Fund.
Investment Objectives and Policies
BlackRock Debt Strategies Fund, Inc. (DSU)
The Fund’s primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including
Corporate Loans (as defined below), which are rated in the lower rating categories of the established rating services (Baa or lower by Moody’s Investor’s Service (“Moody’s”)
or BBB or lower by S&P Global Ratings (“S&P”)) or unrated debt instruments which are in the judgment of BlackRock Advisors, LLC (the “Manager”) of equivalent quality. Such investments generally involve greater volatility of price and risks to principal and income than securities in the higher rating categories. As a secondary objective, the Fund will seek to provide capital appreciation.  The Fund’s investment objectives are fundamental policies and may not be changed without the approval of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”)).
Under normal market conditions, at least 80% of the Fund’s total assets will be invested in debt instruments. The Trust’s investments in derivatives will be counted toward the
Trust’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.  The Fund has no restrictions on portfolio maturity or duration of the debt securities in which it may invest.
The Fund’s investment policies permit investment in the following asset classes which are described in greater detail below: (i) senior and subordinated corporate loans, both secured and unsecured (“Corporate Loans”), issued either directly by the borrower or in the form of participation interests in Corporate Loans made by banks and other financial institutions; (ii) publicly offered and privately placed high-yield debt securities, senior and subordinated, both secured and unsecured; and (iii) convertible debt instruments and preferred stock, each of which may be converted into common stock or other securities of the same or a different issuer, and nonconvertible preferred stock.
The debt securities and Corporate Loans in which the Fund invests may pay interest at fixed rates or at rates that float at a margin above a generally recognized base lending rate such as the prime rate of a designated U.S. bank, or that adjust periodically at a margin above the CD rate or LIBOR.
In connection with its investments in corporate debt securities, or restructuring of investments owned by the Fund, the Fund may receive warrants or other non-income producing debt or equity securities. The Fund may retain such securities until the Manager determines it is appropriate in light of current market conditions to effect a disposition of such securities.
The Fund will not invest in Corporate Loans that would require the Fund to make any additional investments in connection with its obligation to make future advances to a borrower in connection with revolving credit facilities if such commitments would exceed 20% of the Fund’s total assets or would cause the Fund to fail to meet the diversification requirements described herein.
The Fund may invest in high-yield corporate debt securities, including Corporate Loans, which are rated in the lower rating categories of the established rating services (Baa or lower by Moody’s and BBB or lower by S&P Global Ratings), or in unrated securities considered by the Manager to be of comparable quality. Securities rated below Baa or lower by Moody’s or BBB or lower by S&P and unrated securities of comparable quality, are commonly known as “junk bonds.”  Securities which subsequently are downgraded may continue to be held by the Fund and will be sold only if, in the judgment of the Manager, it is advantageous to do so.
Up to 20% of the Fund’s total assets may be invested in Distressed Securities (defined below), which includes publicly offered or privately placed debt securities and Corporate
Loans which, at the time of investment, are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest or are rated in the lowest rating categories (Ca or lower by Moody’s and CC or lower by S&P) or which, if unrated, are in the judgment of the Manager of equivalent quality (“Distressed
Securities”).  Although the Fund will invest primarily in lower-rated securities, other than with respect to Distressed Securities (which are discussed below) it will not invest in securities in the lowest rating categories (Ca or below by Moody’s and CC or below by S&P) unless the Manager believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.  Securities which subsequently are downgraded may continue to be held by the Fund and will be sold only if, in the judgment of the Manager, it is advantageous to do so.
Up to 20% of the Fund’s total assets may be invested in financial instruments of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational foreign currency units, provided that the foreign issuers of any non-U.S. dollar denominated instruments purchased by the Fund are domiciled in a country that is a member of the Organization for Economic Co-operation and Development (OECD).
Up to 20% of the Fund’s total assets can be invested in convertible debt instruments and preferred stock, each of which may be converted into common stock or other securities of the same or a different issuer, and non-convertible preferred stock. The types of preferred securities in which the Fund may invest include trust preferred securities.
As a result of conversions of convertible securities or upon an exchange offer or bankruptcy plan of reorganization, a significant portion of the Fund’s total assets may be invested in common stock at certain points in time.
The Fund may engage in various portfolio strategies to seek to increase its return and to hedge its portfolio against movements in interest rates or foreign currencies through the use of interest rate or foreign currency swap transactions, the purchase of call and put options on securities, the sale of covered call and put options on its portfolio securities and transactions in financial futures and related options on such futures.  There can be no assurance that the Fund will employ these strategies or that, if employed, they will be effective.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
The Fund may make short sales of securities, provided that the market value of all securities sold short does not exceed 10% of its total assets. The Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to seek to enhance return. The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker dealer, usually cash, U.S. government securities or other liquid securities similar to those borrowed. The Fund also will be required to segregate similar collateral with its custodian or designate such collateral on its books and records  to the extent, if any, necessary so that the value of both collateral amounts in the aggregate is at all times equal to at least 100% of the current market value of the security sold short.  The Fund also may make short sales
“against the box.” Short sales “against the box” are not subject to the foregoing 10% limitation.
Subject to other investment restrictions applicable to the Fund, up to 10% of the Fund’s assets may be invested in debt instruments, including Corporate Loans, of investment companies (which may or may not be registered under the Investment Company Act) whose portfolio securities consist entirely of (i) corporate debt or equity securities acceptable to the Manager or (ii) money market instruments.
The Fund has no limitation on the amount of its investments that are not readily marketable or are subject to restrictions on resale.
Leverage:

The Fund currently utilizes leverage for investment purposes in the form of a bank credit facility.   The Fund generally will not utilize leverage if it anticipates that the
Fund’s leveraged capital structure would result in a lower return to common stockholders than that obtainable if the common stock were unleveraged for any significant amount of time.  At times, the Fund could utilize leverage through borrowings, including the issuance of short term debt securities, the issuance of shares of preferred stock or a combination thereof. The Fund also has the ability to utilize leverage through the issuance of shares of preferred stock. The Fund may also utilize leverage through the use of reverse repurchase agreements.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which may otherwise require untimely dispositions of Fund securities. The Fund at times may borrow from affiliates of the Manager, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.
There can be no assurance that the Fund will borrow in order to leverage its assets or, if it does, what percentage of the Fund’s assets such borrowings will represent.  The
Fund does not currently anticipate issuing any preferred stock.
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The Fund’s investment objective is to provide stockholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments (“floating rate debt securities”). The Fund’s investment objective is a fundamental policy and may not be changed without stockholder approval.
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its Managed Assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). Floating rate debt securities may include, but are not limited to, any combination of the following securities: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) participations or assignments in senior floating rate loans or second lien floating rate loans; and (iv) fixed-rate loans or debt with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating rate interest payments. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.  The 80% policy noted above is a non-fundamental policy of the
Trust and may not be changed without 60 days’ prior notice to shareholders. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).
The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by BlackRock Advisors, LLC (the “Manager”) or BlackRock International Limited (“BIL” and together with the Manager, the “Advisors”), the Fund’s sub-advisor, to be of comparable quality. Secured loans may be either wholly or partially secured at the time of investment. In addition to senior loans, floating rate debt securities may include, without limitation, instruments such as catastrophe and other event linked bonds, bank capital securities, corporate bonds, notes, money market instruments and certain types of mortgage related and other asset backed securities. Due to their floating or variable rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a floating rate debt security is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed rate debt instrument, although the value of a floating rate debt security may nonetheless decline as interest rates rise and due to other factors, such as real or perceived changes in credit quality or financial condition of the issuer or borrower, volatility in the capital markets or other adverse market conditions.
The Fund may invest up to 20% of its total assets in securities other than floating rate debt securities, including, but not limited to, fixed rate debt securities such as convertible securities, bonds, notes, fixed rate loans and mortgage related and other asset backed securities issued on a public or private basis, collateralized debt obligations (which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities), preferred securities, commercial paper,
U.S. government securities, structured notes, credit linked notes, credit linked trust certificates and other hybrid instruments.
To a limited extent, incidental to and in connection with its investment activities or pursuant to a convertible feature in a security, the Fund may acquire warrants and other debt and equity securities. The Fund may also acquire other debt and equity securities of a borrower or issuer in connection with an amendment, waiver, conversion or exchange of a senior loan or other debt security or in connection with a bankruptcy or workout of the borrower or issuer.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
The Fund may invest without limit, and generally intends to invest a substantial portion of its assets, in high yield securities, including senior loans and other floating or fixed rate debt securities, that are rated below investment grade by the established rating services (Ba or lower by Moody’s Investor’s Service (“Moody’s”) or BB or lower by S&P Global
Ratings (“S&P”)) or, if unrated, are considered by the Advisors to be of comparable quality. High yield bonds commonly are referred to as “junk” bonds. The high yield securities in which the Fund invests may include credit linked notes, structured notes, credit linked trust certificates or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high yield securities. Other than with respect to Distressed Securities (which are discussed below), the high yield securities in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. The Fund may also invest in investment grade securities, which are securities rated at least BBB– as determined by S&P, Baa3 as determined by Moody’s or, if unrated, determined to be of comparable quality by the
Advisors.
The Fund may not invest more than 10% of its total assets (at the time of investment) in securities that are rated Caa1 or lower (if rated by Moody’s) or CCC+ or lower (if rated by S&P) by each agency rating such security or, if unrated, are considered by the Advisors to be of comparable quality or are otherwise considered to be distressed securities
(“Distressed Securities”).
The Fund may invest without limitation in debt securities of issuers domiciled outside the United States. The Fund, however, will not invest more than 10% of its total assets in debt securities of issuers located in emerging market countries. Emerging market countries generally include every nation in the world (including countries that may be considered “frontier” markets) except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund will invest primarily in U.S. dollar denominated debt securities. The Fund will not invest more than 10% of its total assets in debt securities denominated in currencies other than the U.S. dollar or that do not provide for payment to the Fund in U.S. dollars, including obligations of non-U.S. governments and their respective subdivisions, agencies and government sponsored enterprises.
The Fund may invest in bonds of varying maturities issued by U.S. and non-U.S. corporations and other business or governmental entities. Bonds can be variable or fixed rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. The Fund may also invest in catastrophe or other “event linked” bonds. The Fund may invest in securities of any maturity.
The Fund may invest in preferred securities, including preferred securities that may be converted into common stock or other securities of the same or a different issuer. The types of preferred securities in which the Fund may invest include trust preferred securities.
The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred security or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula.
The Fund may invest without limit in illiquid securities, which are floating rate debt securities, senior loans, high yield securities and other securities that lack a secondary trading market or are otherwise considered illiquid.
Leverage:

The Fund currently utilizes leverage for investment purposes in the form of a bank credit facility. At times, the Fund could utilize leverage through borrowings, the issuance of short term debt securities, the issuance of shares of preferred stock or a combination thereof.  The Fund also has the ability to utilize leverage through the issuance of shares of preferred stock. The Fund may also leverage through the use of reverse repurchase agreements. There can be no assurance that the Fund will borrow in order to leverage its assets or, if it does, what percentage of the Fund’s assets such borrowings will represent. The Fund does not currently anticipate issuing any preferred stock.
The Fund may enter into derivative securities transactions that have leverage embedded in them..
BlackRock Income Trust, Inc. (BKT)
The Fund’s investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income.  The Fund will seek to distribute monthly income that is greater than that obtainable on an annualized basis by investment in United States government securities having the same maturity as the weighted average maturity of the Fund’s investments.  The Fund’s portfolio is expected to consist primarily of mortgage-backed securities and, to a lesser extent, asset-backed securities.
Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property.
There are three basic types of mortgage-backed securities: (i) those issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation
(“Freddie Mac”); (ii) those issued by private issuers that are collateralized by securities issued or guaranteed by the United States government or one of its agencies or instrumentalities; and (iii) those issued by private issuers and collateralized by securities without a government guarantee but usually with some form of private credit enhancement.
The Fund will invest at least 65% of its assets in mortgage-backed securities.  The balance of the Fund’s assets generally will be invested in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may also invest in various derivative mortgage-backed and asset-backed securities, such as collateralized mortgage obligations and asset-backed security residual interests and stripped mortgage-backed securities. The Fund may invest directly in such securities or synthetically through the use of derivatives.   In addition, for hedging purposes, the
Fund may utilize a portion of its assets for certain options, futures, interest rate swaps and related transactions.  For purposes of enhancing liquidity and/or preserving capital, the Fund may invest without limit in securities issued by the United States government and its agencies and instrumentalities, or repurchase agreements collateralized by such securities, certificates of deposit, time deposits or bankers’ acceptances of similar quality.
At least 80% of the Fund’s assets will be invested in securities that are (i) issued or guaranteed by the United States government or one of its agencies or instrumentalities or
(ii) rated at the time of investment either AAA by S&P Global Ratings (“S&P”) or Aaa by Moody’s Investors Service (“Moody’s”). Securities issued or guaranteed by the

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
United States government or its agencies or instrumentalities are generally considered to be of the same or higher quality than privately issued securities rated AAA or Aaa.
No more than 20% of the Fund’s assets will be invested in other securities, all of which will have been determined by BlackRock Advisors, LLC (the “Manager”) or BlackRock
International Limited (“BIL” and together with the Manager, the “Advisors”), the Fund’s sub-advisor, to be of comparable credit quality.
The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.  As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.  Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.  The Fund may also invest in derivative securities such as stripped mortgage-backed securities or residual interests, which generally are more sensitive to changes in prepayment and interest rates.  The Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and through hedging techniques.
Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions.  Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates.  The same factors apply to prepayments on asset-backed securities but the predominant factor in a particular case may be different than in the case of mortgage-backed securities.  Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates than during a period of rising interest rates.
The Fund’s yield will also be affected by the interest rates on instruments in which the Fund is able to reinvest the proceeds of payments and prepayments.  Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.
Leverage:

The Fund may borrow from time to time, at the Advisors’ discretion, for purposes of investment leverage when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the Advisors’ opinion, unusual market conditions otherwise make it advantageous for the Fund to increase its investment capacity.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
The Fund may also borrow for emergency purposes, for the payment of dividends or for the clearance of transactions.
The Fund may enter into reverse repurchase agreements.
BlackRock Limited Duration Income Trust (BLW)
The Fund’s investment objective is to provide current income and capital appreciation. The Fund pursues its objective by investing primarily in three distinct asset classes:
•
intermediate duration, investment grade corporate bonds, mortgage related securities and asset-backed securities and U.S. government and agency securities;·
•
senior, secured floating rate loans made to corporate and other business entities; and·
•
U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade and, to a limited extent, non-U.S. dollar denominated securities of
non-U.S. issuers rated below investment grade.
The Fund may invest directly in such securities or synthetically through the use of derivatives.
BlackRock Advisors, LLC (the “Manager”) and the Fund’s sub-advisers, BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL” and collectively with
BIL and the Manager, the “Advisors”), have broad discretion to allocate the Fund’s assets among these three principal asset classes.
The Fund’s investment objective may be changed by the Board of Trustees of the Fund without prior shareholder approval.
The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Specifically, duration measures the anticipated percentage change in net asset value that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration differs from maturity in that it takes into account a security’s yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.
The Fund is intended to have a relatively low level of interest rate risk compared to investment portfolios of similar credit quality but with longer durations. Certain of the Fund’s other strategies, however, may result in an above average amount of risk and volatility or loss of principal.
The Fund may invest in corporate bonds.
The Fund anticipates that, under normal market conditions, a significant portion of its Managed Assets will be invested in securities rated below investment grade, such as those rated (Ba or lower by Moody’s Investor’s Service (“Moody’s”) or BB or lower by S&P Global Ratings (“S&P”)) or securities comparably rated by other rating agencies or
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
in unrated securities determined by the Advisors to be of comparable quality. High yield securities commonly are referred to as “junk” bonds. The Fund may invest in individual securities of any credit quality.  “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).
The Fund may also invest in investment grade securities, which are securities rated at least BBB– as determined by S&P, Baa3 as determined by Moody’s or, if unrated, determined to be of comparable quality by the Advisors. When the Advisors believe it to be in the best interests of the Fund’s shareholders, the Fund will reduce its investment in lower grade securities and, in certain market conditions, the Fund may invest none of its assets in lower grade securities.
The Fund may invest without limitation in U.S. dollar denominated securities of non-U.S. issuers and, to a limited extent, non-U.S. dollar-denominated securities of non-U.S.
issuers (“Non-U.S. Securities”), including up to 20% of its Managed Assets in issuers located in emerging market countries. The Fund can hold no more than 10% of its
Managed Assets in non-U.S. dollar-denominated Non-U.S. Securities.
Non-U.S. Securities may include debt securities issued by foreign governments and other sovereign entities and debt securities issued by foreign corporations or supranational entities and securities denominated in U.S. dollars or, to a limited extent (as described above), in foreign currencies or multinational currency units. The Fund may invest in
Brady Bonds and other sovereign debt of countries that have restructured their debt pursuant to the Brady Plan, which are viewed as speculative investments. The Fund may also purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities including but not limited to: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, such as U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. government under the separate trading of registered interest and principal securities program (i.e., “STRIPS”), all of which are backed by the full faith and credit of the United States; and
(2) obligations issued or guaranteed by U.S. government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. government and some of which are backed only by the credit of the issuer itself.
The Fund may invest in mortgage-related securities, which include collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits, real estate investment trusts (“REITs”), including debt and preferred stock issued by REITs, as well as other real estate-related securities. The mortgage-related securities in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund may invest in residential and commercial mortgage-related securities issued by governmental entities and private issuers, including subordinated mortgage-related securities. The Fund will not invest more than 15% of its Managed Assets in commercial mortgage-related securities.
Asset-backed securities are a form of structured debt obligations. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities may include home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.
In addition to senior, secured floating rate loans made to corporate and other business entities, the Fund may also purchase unsecured loans, other floating rate debt securities, and credit-linked notes.
A senior loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the
“Agent”) for a group of loan investors (“Loan Investors”). The Fund may purchase “Assignments” from the Agent or other Loan Investors. The Fund also may invest in
“Participations.” Participations by the Fund in a Loan Investor’s portion of a senior loan typically will result in the Fund having a contractual relationship only with such Loan
Investor, not with the borrower, whereas the Fund, as a purchaser of an Assignment, would typically succeed to all the rights and obligations under the loan agreement of the assigning Loan Investor and become a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. The Fund will only acquire
Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Fund and the Loan Investor, are believed by the Advisors to be creditworthy at the time they enter into such transactions.
The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a senior loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Advisors, may enhance the value of a senior loan or would otherwise be consistent with the Fund’s investment policies.
The Fund may invest in collateralized bond obligations (“CBOs”), which are structured securities backed by a diversified pool of high yield, public or private fixed-income securities. Under normal market conditions, the Fund expects to invest in the lower tranches of CBOs.
The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps)
and may purchase and sell exchange-listed and over-the-counter put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques. The Fund also may purchase derivative instruments that combine features of these instruments.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
The Fund may invest up to 10% of its Managed Assets in securities of other open- or closed-end investment companies that invest primarily in bonds of the types in which the
Fund may invest directly. The Fund generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its common shares, or during periods when there is a shortage of attractive opportunities in the fixed-income market.
Leverage:

The Fund currently utilizes leverage for investment purposes in the form of reverse repurchase agreements.   The Fund may borrow from banks and other financial
institutions and may also borrow additional funds using such investment techniques as the Advisors may from time to time determine. Of these investment techniques, the
Fund expects primarily to use reverse repurchase agreements and dollar rolls.
The Fund also has the ability to utilize leverage through the issuance of preferred shares.  The Fund does not currently anticipate issuing any preferred shares.
The Fund generally will not utilize leverage if it anticipates that the Fund’s leveraged capital structure would result in a lower return to shareholders than that obtainable over time with an unleveraged capital structure. There can be no assurance that the Fund will borrow in order to leverage its assets or, if it does, what percentage of the Fund’s assets such borrowings will represent.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
BlackRock Multi-Sector Income Trust (BIT)
The Fund’s primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Fund’s investment objectives may be changed by the Board of Trustees of the Fund (the “Board,” and each member, a “Trustee”) without prior shareholder approval.
In investing the Fund’s assets, BlackRock Advisors, LLC, the Fund’s investment adviser (the “Manager”), and BlackRock International Limited and BlackRock (Singapore)
Limited, the Fund’s sub-advisers (each, a “Sub-Advisor” and, collectively with the Manager, the “Managers”), expect to allocate capital across multiple sectors of the fixed-income securities market by evaluating portfolio risk in light of the available investment opportunities and prevailing risks in the fixed-income market, with the goal of delivering attractive risk-adjusted returns. In doing so, the Managers seek to find the appropriate balance between risk mitigation and opportunism. The Managers do not manage the
Fund to a benchmark, which provides flexibility to allocate and rotate the Fund’s assets across various sectors within the fixed-income universe. This strategy seeks to provide exposure to those segments of the fixed-income market that the Managers anticipate will provide value while attempting to minimize exposure to those segments that the
Managers anticipate will not provide value. If the Managers’ perception of the value of a segment of the fixed-income market or an individual security is incorrect, your investment in the Fund may lose value.
Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in loan and debt instruments and other investments with similar economic characteristics (collectively “fixed-income securities”). The Fund may invest directly in such securities or synthetically through the use of derivatives. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).  Fixed-income securities in which the Fund may invest include:
•
mortgage related securities, including mortgage-backed securities (“MBS”), which are structured debt obligations collateralized by pools of commercial mortgages
(commercial mortgage-backed securities or “CMBS”) or residential mortgages (residential mortgage-backed securities or “RMBS”), including agency RMBS issued or guaranteed by U.S. federal agencies or government related guarantors and non-agency RMBS issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers; collateralized mortgage obligations (“CMOs”); Real Estate Mortgage Investment
Conduits (“REMICs”), including resecuritizations of REMICs; stripped mortgage-backed securities, including interest-only (“IO”) and principal-only (“PO”) classes;
delegated underwriting and servicing bonds; MBS credit default swaps and other mortgage related derivative instruments; inverse floating rate instruments which are derivative interests in MBS; repurchase agreements supported by MBS; and interests in real estate investment trusts (“REITs”) that invest the majority of their assets in real property mortgages or MBS, including debt and preferred stock issued by mortgage REITs;
•
asset-backed securities (“ABS”);
•
U.S. Government and agency securities;
•
loans and loan participations, including senior secured floating rate and fixed rate loans or debt (“Senior Loans”) and second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”);
•
bonds or other debt securities issued by U.S. or foreign (non-U.S.) corporations or other business entities, which may include fixed, variable and floating rate bonds, debentures, notes and other similar types of debt instrument (collectively referred to herein as “corporate bonds”), of any quality, rated or unrated, including those that are rated below investment grade quality;
•
collateralized loan obligations (“CLOs”);
•
preferred securities;
•
convertible securities, including synthetic convertible securities;
•
sovereign debt, including obligations of foreign governments or their sub-divisions, agencies and government sponsored enterprises and obligations of international agencies and supranational entities;
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
•
municipal securities, including taxable municipal securities such as Build America Bonds (“BABs”); and
•
structured instruments, including structured notes, hybrid or indexed securities, event-linked securities, credit-linked notes (“CLNs”), equity-linked notes and structured credit products.
The Fund may invest in fixed-income securities of any type, including those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified reference interest rate or index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund may hold securities of any duration or maturity and does not maintain set policies with respect to the average duration or maturity of the Fund’s portfolio. Additionally, as part of the Fund’s investments in loans, the Fund may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.
The Fund may invest in securities of any quality, rated or unrated, including those that are rated below investment grade quality (rated Ba/BB or below by Moody’s Investor’s
Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), or Fitch Ratings, Inc. (“Fitch”)) or securities that are unrated but judged to be of comparable quality by the Managers.
Such securities, sometimes referred to as “high yield” or “junk” bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. Under normal market conditions, the Fund will not invest more than 20% of its Managed Assets in securities, other than mortgage related and other asset-backed securities, that are, at the time of investment, rated CCC+
or lower by S&P or Fitch or Caa1 or lower by Moody’s, or that are unrated but judged to be of comparable quality by the Managers. For purposes of applying the foregoing policy, in the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. The Fund may invest in mortgage related and other asset backed securities of any quality, rated or unrated, without limitation.
Under normal market conditions, the Fund will not invest more than 10% of its Managed Assets in CLOs.
Under normal market conditions, the Fund will invest at least 25% of its total assets in mortgage related securities. The Fund’s investment in mortgage related securities may consist entirely of privately issued securities, which are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. The Securities and Exchange Commission (the “SEC”) informed the Fund that it is the view of the SEC staff that privately issued MBS constitute an “industry” for purposes of a fund’s industry concentration policy. On July 8, 2013, the Fund obtained formal “no-action” relief from the staff of the SEC that the staff would not recommend any enforcement action in connection with the Fund’s policy to concentrate its investments in the group of industries constituting mortgage related securities (including privately issued MBS and agency MBS).
Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in securities other than fixed-income securities, including common stocks, warrants, depositary receipts and other equity securities.
The Fund may invest without limitation in securities of U.S. issuers and non-U.S. issuers located in countries throughout the world, including in developed and emerging markets. Foreign securities in which the Fund may invest may be U.S. dollar-denominated or non-U.S. dollar-denominated. The Fund may invest in securities of issuers of any market capitalization size, including small- and mid-cap companies, and of issuers that operate in any sector or industry.
The Fund may also invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), subject to applicable regulatory limits, that invest primarily in securities of the types in which the Fund may invest directly. The Fund treats its investments in open- or closed-end investment companies that invest substantially all of their assets in fixed-income securities as investments in fixed-income securities.
The Fund may make short sales of securities. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25%
of the value of its Managed Assets or the Fund’s aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class.
During temporary defensive periods, and in order to keep the Fund’s cash fully invested, the Fund may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objectives under these circumstances.
The Fund’s investment policies are non-fundamental policies and may be changed by the Board without prior shareholder approval. The Fund’s policy to invest at least 80%
of its Managed Assets in fixed-income securities may be changed by the Board; however, if this policy changes, the Fund will provide shareholders at least 60 days’ written notice before implementation of the change.
The percentage limitations applicable to the Fund’s portfolio apply only at the time of initial investment and the Fund will not be required to sell investments due to subsequent changes in the value of investments that it owns.
Leverage:

The Fund currently uses leverage to seek to achieve its investment objectives. The Fund currently leverages its assets through the use of reverse repurchase agreements and/or dollar rolls. The Fund currently does not intend to borrow money or issue debt securities or preferred shares. Although it has no present intention to do so, the Fund reserves the right to borrow money from banks or other financial institutions or issue debt securities or preferred shares in the future if it believes that market conditions would be conducive to the successful implementation of a leveraging strategy through borrowing money or issuing debt securities or preferred shares. The Fund is permitted to use leverage of up to 50% of its Managed Assets (100% of its net assets).
The Fund may enter into derivative securities transactions that have leverage embedded in them.
The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
Risk Factors
This section contains a discussion of the general risks of investing in each Fund. The net asset value and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that a Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted
in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk.
Investment and Market Discount Risk:
An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Fund’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Fund should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment, market discount and certain other risks will be magnified.
Concentration Risk (BIT):
The Fund’s strategy of concentrating in mortgage related securities means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these securities may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these securities would have a larger impact on the Fund than on a mutual fund that does not concentrate in such securities. At times, the performance of these securities will lag the performance of other industries or the broader market as a whole.
Debt Securities Risk:
Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk
 —
Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•
Interest Rate Risk
 —
The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.)  The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
•
Extension Risk
 —
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk
 —
When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
U.S. Government Obligations Risk:
Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Mortgage-Related Securities Risk (FRA, BKT and BLW):
There are a number of important differences among the agencies and instrumentalities of the
U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National
Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.
Mortgage- and Asset-Backed Securities Risks (FRA, BKT, BLW and BIT):
Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
Senior Loans Risk (DSU, FRA, BLW and BIT):
There is less readily available, reliable information about most senior loans than is the case for many other types of securities.
An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss.
Second Lien Loans Risk (BIT):
Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
CLO Risk (BIT and FRA):
In addition to the general risks associated with fixed-income securities discussed herein, CLOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The credit quality of CLOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., loans) of CLOs are subject to prepayments, which shorten the weighted average maturity and may lower the return of the securities issued by the CLOs. The value of CLO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. CLOs are typically privately offered and sold, and thus are not registered under the securities laws. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. As a result, investments in CLOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances. Finally, CLOs are limited recourse and may not be paid in full and may be subject to up to 100% loss.
Risks of Loan Assignments and Participations (BLW):
As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan.
In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Corporate Loans Risk (DSU):
Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing
Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.
Variable and Floating Rate Instrument Risk (DSU, FRA and BLW):
Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares.  These securities may be subject to greater illiquidity risk than other fixed-income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans.
Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
Unrated Securities Risk (BIT):
Because the Fund may purchase securities that are not rated by any rating organization, the Managers may, after assessing their credit quality, internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the Managers’ credit analysis than would be the case when the Fund invests in rated securities.
High Yield Bonds Risk (DSU, FRA, BLW and BIT):
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
Distressed Securities Risk (DSU and FRA):
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.
Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Collateralized Bond Obligations Risk (BLW):
The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
Collateralized Debt Obligations Risk (FRA):
In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations (“CDOs”), including collateralized loan obligations, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Sovereign Debt Risk (FRA, BLW and BIT):
Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Municipal Securities Risks (BIT):
Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
•
General Obligation Bonds Risks
 —
Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•
Revenue Bonds Risks
 —
These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
•
Private Activity Bonds Risks
 —
Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The
Fund’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.
•
Moral Obligation Bonds Risks
 —
Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•
Municipal Notes Risks
 —
Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
•
Municipal Lease Obligations Risks
 —
In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•
Tax-Exempt Status Risk
 —
The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’
counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
Brady Bonds Risk (BLW):
Brady Bonds involve various risk factors described above associated with investing in non-U.S. securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.
Supranational Entities Risk (BLW):
The Fund may invest in obligations issued or guaranteed by the World Bank. The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
There is no guarantee that one or more stockholders of the World Bank will continue
to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
Yield and Ratings Risk (BKT):
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality.
Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Manager will consider such an event in determining whether the Fund should continue to hold the security.
Repurchase Agreements and Purchase and Sale Contracts Risk (BKT and BIT):
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
Foreign Securities Risk (DSU, FRA, BLW and BIT):
Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the
Fund will lose money. These risks include:
•
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
Emerging Markets Risk (FRA, BLW and BIT):
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Equity Securities Risk (DSU, FRA, BLW and BIT):
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Small and Mid-Capitalization Company Risk (BIT):
Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
Preferred Securities Risk (DSU, FRA, BLW and BIT):
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Convertible Securities Risk (DSU, FRA and BIT):
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
Warrants Risk (DSU and FRA):
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Real Estate-Related Securities Risk (BLW):
The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, changes in rent schedules, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws)
affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities. In addition, certain issuers of real estate-related securities may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties. Real estate securities may have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.
REIT Investment Risk (BLW and BIT):
Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
Structured Securities Risk (BIT):
Because structured securities of the type in which the Fund may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments, index or reference obligation and will also be subject to counterparty risk. The Fund may have the right to receive payments only from the structured security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. In addition to the general risks associated with debt securities discussed herein, structured securities carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured securities are subordinate to other classes. The Fund is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Structured securities are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured security to be reduced to zero. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Fund’s investment in such securities may be limited by certain investment restrictions contained in the Investment Company Act.
Derivatives Risk:
The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.  Derivatives involve significant risks, including:
•
Leverage Risk
 —
The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
•
Market Risk
 —
Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
•
Counterparty Risk
 —
Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
•
Illiquidity Risk
 —
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
•
Operational Risk
 —
The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•
Legal Risk
 —
The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk
 —
Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.
A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
•
Valuation Risk
 —
Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
•
Hedging Risk
 —
Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the
Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
•
Tax Risk
 —
Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Structured Notes Risk (FRA):
Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Leverage Risk:
The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Fund cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Fund employs may not be successful.

Leverage involves risks and special considerations for common shareholders, including:
•
the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares;
•
leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Fund’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
Reverse Repurchase Agreements Risk:
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Dollar Rolls Risk (BLW and BIT):
Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
Short Sales Risk (DSU and BIT):
Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short.
Illiquid Investments Risk:
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the
Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Inverse Floater and Related Securities Risk (BIT):
Investments in inverse floaters, residual interest tender option bonds and similar instruments expose the Fund to the same risks as investments in fixed-income securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters, residual interest tender option bonds and similar instruments will typically bear an inverse relationship to short term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise. Inverse floaters, residual interest tender option bonds and similar instruments will underperform the market for fixed rate securities in a rising interest rate environment. Inverse floaters may be considered to be leveraged to the extent that their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short term interest rate). The leverage inherent in inverse floaters is associated with greater volatility in their market values. Investments in inverse floaters, residual interest tender option bonds and similar instruments that have fixed-income securities underlying them will expose the Fund to the risks associated with those fixed-income securities and the values of those investments may be especially sensitive to changes in prepayment rates on the underlying fixed-income securities.
Investment Companies and ETFs Risk (DSU, BLW and BIT):
Subject to the limitations set forth in the Investment Company Act and the rules thereunder, the Fund may acquire shares in other investment companies and in ETFs, some of which may be affiliated investment companies. The market value of the shares of other investment

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the
Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Fund) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Risk of Investing in the United States:
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Shareholder Activism Risk
: Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Fund consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Fund’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Fund’s Board of Directors, or to seek other actions such as a termination of the Fund’s investment advisory contract with its current investment manager or commencing litigation. If the Fund becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Fund may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Fund. Further, the
Fund’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.
Investment Objectives, Policies and Risks

Shareholder Update
(unaudited)

The following information is presented for DSU, BKT, BLW and BIT, in conformance with annual reporting requirements for funds that have filed a shelf offering registration statement pursuant to General Instruction A.2 of Form N-2.
Summary of Expenses
BlackRock Debt Strategies Fund, Inc. (DSU)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
DSU
’
s common shares.

DSU
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.03%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.68%
Other expenses	1.64
Miscellaneous	0.12
Interest expense (e)	1.52
Acquired fund fees and expenses (f)	0.01
Total annual expenses (f)	2.33
Fee waivers (d)	(0.01)
Total annual Fund operating expenses after fee waivers (d)	2.32
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by DSU.  However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend.  Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

DSU currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.55% of the average daily value of DSU
’
s net assets, plus the proceeds of any
outstanding debt securities or borrowings used for leverage (together, "average daily Managed Assets").
(d)

DSU and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of DSU’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (the "ETFs") managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees DSU pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by DSU (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of DSU (the
“Independent Directors”)) or a majority of the outstanding voting securities of DSU), upon 90 days’ written notice by DSU to the Manager.
(e)

DSU uses leverage in the form of a credit facility, in an amount equal to approximately 15.6% of DSU
’
s Managed Assets at an annual interest expense to DSU of 6.07% which is based on current market conditions. The actual amount of interest expense borne by DSU will vary over time in accordance with the level of DSU
’
s use of leverage and variations in market
interest rates.  Interest expense is required to be treated as expense of DSU for accounting purposes.
(f)

The total annual expenses do not correlate to the ratios to average net assets shown in DSU’s Financial Highlights for the year ended December 31, 2024, which do not include acquired fund fees and expenses.
The following example illustrates DSU
’
s expenses (including the sales load of $10.00 and offering costs of $0.31) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.32% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 34	$ 82	$ 133	$ 273
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. DSU’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

BlackRock Income Trust, Inc. (BKT)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
BKT
’
s common shares.

BKT
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.06%
Dividend reinvestment plan fees	$ 0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.65%
Other expenses	2.10
Miscellaneous	0.28
Interest expense (e)	1.82
Total annual expenses	2.75
Fee waivers (d)	—
Total annual Fund operating expenses after fee waivers (d)	2.75
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A.
’
s (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by BKT. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

BKT currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.65% of the average weekly value of BKT
’
s net assets.  For purposes of
calculating this fee, "net assets" means the total assets of BKT minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
(d)

BKT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BKT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the
Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BKT pays to the Manager indirectly through its investment in money market funds managed by the
Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BKT (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BKT or a majority of the outstanding voting securities of BKT), upon 90 days’ written notice by BKT to the Manager.
(e)

BKT uses leverage in the form of reverse repurchase agreements representing 23.4% of
Managed
Assets at an annual interest expense to BKT of 5.3% which is based on current market conditions.  The actual amount of interest expenses borne by BKT will vary over time in accordance with the level of BKT
’
s use of reverse repurchase agreements and
variations in market interest rates.  Interest expense is required to be treated as an expense of BKT for accounting purposes.
The following example illustrates BKT
’
s expenses (including the sales load of $10.00 and offering costs of $0.60) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.75% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 38	$ 95	$ 155	$ 315
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BKT’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Shareholder Update

Shareholder Update
(unaudited)
(continued)

BlackRock Limited Duration Income Trust (BLW)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
BLW
’
s common shares.

BLW
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.02%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.90%
Other expenses	3.57
Miscellaneous	0.11
Interest expense (e)	3.46
Acquired fund fees and expenses (f)	0.01
Total annual expenses (f)	4.48
Fee waivers (d)	—
Total annual Fund operating expenses after fee waivers (d)	4.48
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BLW. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

BLW currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.55% of the average weekly value of BLW
’
s managed assets, including the
proceeds of any debt securities or outstanding borrowings used for leverage. For purposes of calculating this fee, “managed assets” are determined as total assets of BLW (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
(d)

BLW and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BLW’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the
Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BLW pays to the Manager indirectly through its investment in money market funds managed by the
Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BLW (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of BLW or a majority of the outstanding voting securities of BLW), upon 90 days’
written notice by BLW to the Manager.
(e)

BLW uses leverage in the form of reverse repurchase agreements representing 39.6% of Managed Assets at an annual interest expense to BLW of 5.42%, which is based on current market conditions. The actual amount of interest expense borne by BLW will vary over time in accordance with the level of BLW
’
s use of reverse repurchase agreements and variations
in market interest rates.  Interest expense is required to be treated as an expense of BLW for accounting purposes.
(f)

The total annual expenses do not correlate to the ratios to average net assets shown in BLW’s Financial Highlights for the year ended December 31, 2024, which do not include acquired fund fees and expenses.
The following example illustrates BLW
’
s expenses (including the sales load of $10.00 and offering costs of $0.19) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 4.48% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 55	$ 144	$ 234	$ 465
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BLW’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

BlackRock Multi-Sector Income Trust (BIT)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
BIT
’
s common shares.

BIT
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.02%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	1.24%
Other expenses	3.05
Miscellaneous	0.11
Interest expense (e)	2.94
Total annual expenses	4.29
Fee waivers (d)	(0.01)
Total annual Fund operating expenses after fee waivers (d)	4.28
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by BIT. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

BIT currently pays the Manager a monthly fee at an annual contractual investment management fee rate of 0.80% of the average daily value of BIT’s managed assets. For purposes of calculating these fees, “managed assets” means the total assets of BIT (including any assets attributable to money borrowed for investment purposes) minus the sum of BIT’s accrued liabilities (other than money borrowed for investment purposes).
(d)

BIT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BIT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BIT pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BIT (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BIT (the “Independent Trustees”)) or a majority of the outstanding voting securities of BIT), upon 90 days’ written notice by BIT to the Manager.
(e)

Assumes the use of leverage in the form of reverse repurchase agreements representing 37.6% of managed assets at an annual interest expense to BIT of 5.3%, which is based on current market conditions.  The actual amount of interest expense borne by BIT will vary over time in accordance with the level of BIT
’
s use of reverse repurchase agreements and
variations in market interest rates.  Interest expense is required to be treated as an expense of BIT for accounting purposes.
The following example illustrates BIT
’
s expenses (including the sales load of $10.00 and offering costs of $0.18) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 4.28% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 53	$ 139	$ 226	$ 449
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BIT’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Shareholder Update

Shareholder Update
(unaudited)
(continued)

Share Price Data
The following tables summarize each Fund
’
s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices.  The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
DSU — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2024	$ 11.10	$ 10.64	$ 10.75	$ 10.60	3.26%	0.38%	12,841,588
September 30, 2024	11.07	10.64	10.77	10.63	2.79	0.09	12,215,259
June 30, 2024	11.06	10.26	10.86	10.75	1.84	(4.56)	9,050,082
March 31, 2024	11.36	10.58	10.91	10.81	4.12	(2.13)	9,142,089
December 31, 2023	10.85	9.78	10.87	10.61	(0.18)	(7.82)	9,476,571
September 30, 2023	10.36	9.81	10.84	10.76	(4.43)	(8.83)	8,558,668
June 30, 2023	9.79	9.25	10.72	10.51	(8.68)	(11.99)	8,742,409
March 31, 2023	9.96	9.25	10.79	10.48	(7.69)	(11.74)	8,395,438
As of December 31, 2024, DSU
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $10.76, $10.63, and 1.22%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BKT — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2024	$ 12.53	$ 11.39	$ 12.70	$ 11.76	(1.34) %	(3.15) %	3,964,773
September 30, 2024	12.61	11.77	12.82	11.97	(1.64)	(1.67)	4,057,128
June 30, 2024	11.93	11.12	12.06	11.75	(1.08)	(5.36)	4,052,428
March 31, 2024	12.36	11.73	12.73	12.19	(2.91)	(3.77)	3,803,044
December 31, 2023	12.60	10.56	12.81	11.52	(1.64)	(8.33)	4,901,930
September 30, 2023	12.32	11.15	12.83	11.95	(3.98)	(6.69)	3,041,993
June 30, 2023	12.87	12.12	13.56	12.72	(5.09)	(4.72)	3,325,442
March 31, 2023	13.27	12.39	13.73	12.97	(3.35)	(4.47)	3,858,408
As of Dec
em
ber 31, 2024, BKT
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $11.52, $11.81, and (2.46)%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BLW — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2024	$ 14.51	$ 13.98	$ 14.31	$ 13.99	1.40%	(0.07) %	5,952,894
September 30, 2024	14.61	13.87	14.33	13.96	1.95	(0.64)	6,736,481
June 30, 2024	14.05	13.30	14.05	13.83	0.00	(3.83)	5,465,449
March 31, 2024	14.22	13.56	14.12	13.97	0.71	(2.93)	5,369,373
December 31, 2023	13.98	12.38	14.11	13.23	(0.92)	(6.42)	5,878,380
September 30, 2023	13.29	12.73	13.74	13.51	(3.28)	(5.77)	4,428,629
June 30, 2023	13.25	12.46	13.75	13.41	(3.64)	(7.08)	4,150,113
March 31, 2023	14.10	12.52	14.26	13.47	(1.12)	(7.05)	5,390,067
As of December 31, 2024, BLW
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $14.13, $14.04, and 0.64%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BIT — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2024	$ 15.15	$ 14.25	$ 14.78	$ 14.49	2.50%	(1.66) %	10,303,483
September 30, 2024	15.20	14.44	14.88	14.55	2.15	(0.76)	7,649,262
June 30, 2024	15.74	14.53	14.63	14.41	7.59	0.83	6,786,715
March 31, 2024	15.88	15.03	14.66	14.68	8.32	2.38	5,453,268
December 31, 2023	15.35	14.36	14.59	13.86	5.21	3.61	4,160,619
October 31, 2023	15.01	13.73	14.50	13.72	3.52	0.07	5,503,757
July 31, 2023	14.95	14.00	14.55	14.33	2.75	(2.30)	5,540,851

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BIT — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
April 30, 2023	$ 15.24	$ 14.08	$ 15.29	$ 14.48	(0.33) %	(2.76) %	6,248,672
January 31, 2023	15.22	14.19	14.73	14.74	3.30	(3.73)	6,234,148
As of December 31, 2024, BIT
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $14.60, $14.50, and 0.69%, respectively.
Common shares of each Fund have historically traded at both a premium and discount to NAV.
Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Board might consider from time to time engaging in open-market repurchases, managed distribution plans, or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to the NAV.
Senior Securities
The following table sets forth information regarding DSU
’
s outstanding senior securities as of the end of each of DSU
’
s last ten fiscal years, as applicable.  DSU
’
s audited
financial statements, including Deloitte & Touche LLP
’
s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in this annual report.

DSU — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage (a)	Liquidation Preference	Average Market Value (000) (b)	Type of Senior Security
December 31, 2024	$ 102,000	$ 6,399	$ N/A	$ 126,322	Bank Borrowings
December 31, 2023	149,000	4,405	N/A	137,195	Bank Borrowings
December 31, 2022	164,000	3,967	N/A	215,814	Bank Borrowings
December 31, 2021	248,000	3,172	N/A	239,134	Bank Borrowings
December 31, 2020	229,000	3,349	N/A	220,721	Bank Borrowings
December 31, 2019	262,000	3,310	N/A	264,317	Bank Borrowings
February 28, 2019	278,000	3,308	N/A	293,419	Bank Borrowings
February 28, 2018	338,000	3,196	N/A	348,104	Bank Borrowings
February 28, 2017	318,000	3,455	N/A	234,238	Bank Borrowings
February 29, 2016	190,000	4,733	N/A	254,199	Bank Borrowings

(a)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

(b)	Represents the average daily amount outstanding for loans under the revolving credit agreements.
Shareholder Update

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand DSU
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of DSU.

DSU
	Period from 03/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	02/28/19	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)(b)	02/28/15 (a)(b)
Net asset value, beginning of period	$ 12.16	$ 12.62	$ 12.70	$ 11.38	$ 12.87	$ 13.32
Net investment income (c)	0.64	0.79	0.78	0.73	0.77	0.87
Net realized and unrealized gain (loss)	0.21	(0.43)	(0.04)	1.34	(1.46)	(0.43)
Net increase (decrease) from investment operations	0.85	0.36	0.74	2.07	(0.69)	0.44
Distributions (d)
From net investment income	(0.73)	(0.82)	(0.82)	(0.75)	(0.80)	(0.89)
Return of capital	(0.03)	—	—	—	—	—
Total distributions	(0.76)	(0.82)	(0.82)	(0.75)	(0.80)	(0.89)
Net asset value, end of period	$ 12.25	$ 12.16	$ 12.62	$ 12.70	$ 11.38	$ 12.87
Market price, end of period	$ 11.20	$ 10.78	$ 11.47	$ 11.68	$ 9.96	$ 11.43
Total Return (e)
Based on net asset value	8.03% (f)	3.86%	6.60% (g)	19.57%	(4.73)%	4.15%
Based on market price	11.42% (f)	1.30%	5.35%	25.53%	(6.03)%	0.66%
Ratios to Average Net Assets (h)
Total expenses	2.21% (i)(j)	2.23%	1.86%	1.36%	1.18%	1.24%
Total expenses after fees waived and/or reimbursed	2.21% (i)(j)	2.23%	1.85%	1.35%	1.18%	1.24%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.92% (i)	0.96%	0.94%	0.87%	0.84%	0.89%
Net investment income	6.25% (i)	6.40%	6.12%	6.04%	6.29%	6.68%
Supplemental Data
Net assets, end of period (000)	$ 605,240	$ 641,220	$ 742,204	$ 780,810	$ 709,236	$ 801,887
Borrowings outstanding, end of period (000)	$ 262,000	$ 278,000	$ 338,000	$ 318,000	$ 190,000	$ 295,000
Asset coverage, end of period per $1,000 of bank borrowings	$ 3,310	$ 3,308	$ 3,196	$ 3,455	$ 4,733	$ 3,719
Portfolio turnover rate	53%	62%	59%	55%	41%	54%

(a)	Consolidated Financial Highlights through November 30, 2017.
(b)
Per share operating performance amounts have been adjusted to reflect a one-for-three reverse stock split effective after the close of trading on November 15, 2016 for the shareholders of record on November 15, 2016.

(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 03/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
Investments in underlying funds	0.03%	— %	— %	0.02%	0.01%	— %

(i)	Annualized.
(j)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.23%.

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand BKT
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of BKT.

BKT
	Year Ended	Period from 09/01/18	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/19	to 12/31/18	08/31/18	08/31/17	08/31/16	08/31/15
Net asset value, beginning of period	$ 18.75	$ 18.94	$ 20.21	$ 20.87	$ 21.24	$ 21.81
Net investment income (a)	0.75	0.25	0.72	0.74	0.84	0.96
Net realized and unrealized gain (loss)	0.63	0.07	(1.02)	(0.45)	(0.17)	(0.35)
Net increase (decrease) from investment operations	1.38	0.32	(0.30)	0.29	0.67	0.61
Distributions (b)
From net investment income	(0.89)	(0.40)	(0.90)	(0.95)	(1.04)	(1.18)
Return of capital	(0.35)	(0.11)	(0.07)	—	—	—
Total distributions	(1.24)	(0.51)	(0.97)	(0.95)	(1.04)	(1.18)
Net asset value, end of period	$ 18.89	$ 18.75	$ 18.94	$ 20.21	$ 20.87	$ 21.24
Market price, end of period	$ 18.15	$ 16.92	$ 17.31	$ 18.93	$ 19.80	$ 18.90
Total Return (c)
Based on net asset value	7.91%	2.06% (d)	(1.14)%	1.82%	3.64%	3.56%
Based on market price	14.83%	0.72% (d)	(3.44)%	0.53%	10.44%	4.35%
Ratios to Average Net Assets (e)
Total expenses	2.06%	2.08% (f)(g)	1.79%	1.29%	1.08%	0.99% (h)
Total expenses after fees waived and/or reimbursed	2.06%	2.08% (f)	1.79%	1.28%	1.08%	0.99% (h)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.94%	0.99% (f)	1.04%	0.90%	0.89%	0.90% (h)
Net investment income	3.95%	4.04% (f)	3.72%	3.63%	4.01%	4.48%
Supplemental Data
Net assets, end of period (000)	$ 401,715	$ 398,629	$ 402,763	$ 430,830	$ 444,882	$ 452,616
Borrowings outstanding, end of period (000)	$ 175,655	$ 186,799	$ 186,441	$ 185,769	$ 152,859	$ 173,695
Portfolio turnover rate (i)	255%	95%	373%	346%	141%	191%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended	Period from 09/01/18	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/19	to 12/31/18	12/31/18	12/31/17	12/31/16	12/31/15
Investments in underlying funds	— %	— %	0.01%	0.01%	— %	— %

(f)	Annualized.
(g)	Audit fees were not annualized in the calculation of the expenses ratios. If these expenses were annualized, the total expenses would have been 2.11%.
(h)
Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 0.99%, 0.99% and 0.89% for the year ended August 31, 2015.

(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended	Period from 09/01/18	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/19	to 12/31/18	12/31/18	12/31/17	12/31/16	12/31/15
Portfolio turnover rate (excluding MDRs)	136%	45%	181%	161%	63%	78%
Shareholder Update

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand BLW
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of BLW.

BLW
	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	08/31/19	08/31/18	08/31/17	08/31/16	08/31/15(a)
Net asset value, beginning of period	$ 17.03	$ 16.71	$ 17.02	$ 16.84	$ 17.04	$ 18.09
Net investment income (b)	0.31	0.94	0.95	1.01	1.32	1.16
Net realized and unrealized gain (loss)	0.18	0.33	(0.31)	0.44	(0.22)	(0.92)
Net increase from investment operations	0.49	1.27	0.64	1.45	1.10	0.24
Distributions from net investment income (c)	(0.47)	(0.95)	(0.95)	(1.27)	(1.30)	(1.29)
Net asset value, end of period	$ 17.05	$ 17.03	$ 16.71	$ 17.02	$ 16.84	$ 17.04 (d)
Market price, end of period	$ 16.39	$ 15.44	$ 15.06	$ 15.99	$ 15.74	$ 14.60
Total Return (e)
Based on net asset value	3.11% (f)	8.77%	4.42%	9.62%	7.78%	2.23% (d)
Based on market price	9.32% (f)	9.41%	0.18%	10.18%	17.59%	(5.74)%
Ratios to Average Net Assets (g)
Total expenses	1.64% (h)(i)	1.81%	1.73%	1.45%	1.21%	1.15%
Total expenses after fees waived and/or reimbursed	1.64% (h)(i)	1.81%	1.73%	1.45%	1.21%	1.15%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.89% (h)	0.84%	0.89%	0.89%	0.89%	0.92%
Net investment income	5.32% (h)	5.69%	5.60%	6.00%	8.04%	6.65%
Supplemental Data
Net assets, end of period (000)	$ 611,068	$ 610,251	$ 612,048	$ 629,728	$ 623,219	$ 630,388
Borrowings outstanding, end of period (000)	$ 213,399	$ 202,539	$ 234,622	$ 252,280	$ 263,445	$ 264,036
Portfolio turnover rate	14%	50%	50%	55%	54%	47%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the net asset value per share and total return performance presented herein are different than the information previously published on August 31, 2015.

(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 09/01/19 to	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	12/31/19	12/31/18	12/31/17	12/31/16	to 12/31/15
Investments in underlying funds	0.02%	0.02%	— %	— %	— %	— %

(h)	Annualized.
(i)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.66%.

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand BIT
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of BIT.

BIT
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	10/31/19 (a)	10/31/18 (a)	10/31/17 (a)	10/31/16(a)	10/31/15
Net asset value, beginning of period	$ 18.79	$ 20.07	$ 18.91	$ 18.91	$ 19.87
Net investment income (b)	1.18	1.38	1.51	1.69	1.55
Net realized and unrealized gain (loss)	(1.28)	(1.13)	1.42	(0.05)	(1.03)
Net increase (decrease) from investment operations	(0.10)	0.25	2.93	1.64	0.52
Distributions (c)
From net investment income	(1.14)	(1.49)	(1.77)	(1.64)	(1.40)
From net realized gain	—	—	—	—	(0.08)
Return of capital	(0.27)	(0.04)	—	—	—
Total distributions	(1.41)	(1.53)	(1.77)	(1.64)	(1.48)
Net asset value, end of period	$ 17.28 (i)	$ 18.79	$ 20.07	$ 18.91	$ 18.91 (d)
Market price, end of period	$ 17.15	$ 16.25	$ 18.55	$ 16.76	$ 16.31
Total Return (e)
Based on net asset value	0.00% (i)(j)	2.18% (f)	17.34% (g)	10.51% (f)	3.87% (d)
Based on market price	14.76%	(4.40)%	22.36%	13.56%	0.06%
Ratios to Average Net Assets (h)
Total expenses	2.89%	2.90%	2.33%	2.05%	2.09%
Total expenses after fees waived and/or reimbursed	2.89%	2.89%	2.33%	2.05%	2.09%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.35%	1.42%	1.39%	1.43%	1.53%
Net investment income	6.43%	7.17%	7.86%	9.24%	7.97%
Supplemental Data
Net assets, end of period (000)	$ 648,617	$ 710,832	$ 765,859	$ 726,381	$ 726,432
Borrowings outstanding, end of period (000)	$ 373,345	$ 376,302	$ 471,082	$ 427,329	$ 510,352
Portfolio turnover rate	32%	38%	53%	52%	21%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
For financial reporting purposes, the market value of certain investments was adjusted as of report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on net asset value presented herein are different than the information previously published on October 31, 2015.

(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Includes payment received from an affiliate, which had no impact on the Trust’s total return.
(g)	Includes payment received from a settlement of litigation, which impacted the Trust’s total return. Excluding the payment from a settlement of litigation, the Trust’s total return is 16.70%.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15 (a)
Investments in underlying funds	— %	— %	— %	0.01%	0.01%

(i)
For financial reporting purposes, the market value of a certain investment was adjusted as of the report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on NAV presented herein are different than the information previously published as of October 31, 2019.

(j)	Amount is greater than (0.005)%.
Shareholder Update

Automatic Dividend Reinvestment Plan

Pursuant to DSU, FRA, BKT, BLW and BIT
’
s Dividend Reinvestment Plan (the “Reinvestment Plan”), Common Shareholders are automatically enrolled to have all distributions of dividends and capital gains and other distributions reinvested by Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) in the respective Fund
’
s Common
Shares pursuant to the Reinvestment Plan. Shareholders who do not participate in the Reinvestment Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street name or other nominee name, then to the nominee) by the Reinvestment Plan Agent, which serves as agent for the shareholders in administering the Reinvestment Plan.
After DSU, FRA, BKT, BLW and BIT declare a dividend or determine to make a capital gain or other distribution, the Reinvestment Plan Agent will acquire shares for the participants’ accounts, depending upon the following circumstances, either (i) through receipt of unissued but authorized shares from the Funds (“newly issued shares”) or
(ii) by purchase of outstanding shares on the open market or on the Fund
’
s primary exchange (“open-market purchases”). If, on the dividend payment date, the net asset value
(“NAV”) per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition often referred to as a “market premium”), the
Reinvestment Plan Agent will invest the dividend amount in newly issued shares acquired on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95%
of the market price on the dividend payment date, the dollar amount of the dividend will be divided by 95% of the market price on the dividend payment date. If, on the dividend payment date, the NAV is greater than the market price per share plus estimated brokerage commissions (such condition often referred to as a “market discount”), the
Reinvestment Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. If the Reinvestment Plan Agent is unable to invest the full dividend amount in open-market purchases, or if the market discount shifts to a market premium during the purchase period, the Reinvestment Plan Agent will invest any un-invested portion in newly issued shares. Investments in newly issued shares made in this manner would be made pursuant to the same process described above and the date of issue for such newly issued shares will substitute for the dividend payment date.
You may elect not to participate in the Reinvestment Plan and to receive all dividends in cash by contacting the Reinvestment Plan Agent, at the address set forth below.
Participation in the Reinvestment Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the
Reinvestment Plan Agent prior to the dividend record date. Additionally, the Reinvestment Plan Agent seeks to process notices received after the record date but prior to the payable date and such notices often will become effective by the payable date. Where late notices are not processed by the applicable payable date, such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
The Reinvestment Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Reinvestment Plan Agent’s open-market purchases in connection with the reinvestment of all distributions. The automatic reinvestment of all distributions will not relieve participants of any U.S. federal, state or local income tax that may be payable on such dividends or distributions.
Each Fund reserves the right to amend or terminate the Reinvestment Plan. There is no direct service charge to participants in the Reinvestment Plan; however, each Fund reserves the right to amend the Reinvestment Plan to include a service charge payable by the participants. Participants in FRA, BKT, BLW and BIT that request a sale of shares are subject to a $2.50 sales fee and a $0.15 per share sold fee. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Participants in DSU that request a sale of shares are subject to a $0.02 per share sold brokerage commission. All correspondence concerning the Reinvestment Plan should be directed to Computershare Trust Company, N.A. through the internet at computershare.com/blackrock, or in writing to Computershare, P.O. Box 43006, Providence, RI
02940-3078, Telephone: (800) 699-1236. Overnight correspondence should be directed to the Reinvestment Plan Agent at Computershare, 150 Royall Street, Suite 101,
Canton, MA 02021.

2024
BlackRock Annual Report to Shareholders

Director and Officer Information

Independent Directors (a)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
R. Glenn Hubbard 1958	Chair of the Board (Since 2022) Director (Since 2007)	Dean, Columbia Business School from 2004 to 2019; Faculty member, Columbia Business School since 1988.	67 RICs consisting of 102 Portfolios	ADP (data and information services) from 2004 to 2020; Metropolitan Life Insurance Company (insurance); TotalEnergies SE (multi-energy)
W. Carl Kester (d) 1951	Vice Chair of the Board (Since 2022) Director (Since 2007)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr.
Professor of Business Administration, Harvard Business
School from 2008 to 2022; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit,
from 2005 to 2006; Senior Associate Dean and Chairman
of the MBA Program from 1999 to 2005; Member of the
faculty of Harvard Business School since 1981.
			69 RICs consisting of 104 Portfolios	None
Cynthia L. Egan (d) 1955	Director (Since 2016)
Advisor, U.S. Department of the Treasury from 2014 to
2015; President, Retirement Plan Services, for T. Rowe
Price Group, Inc. from 2007 to 2012; executive positions
within Fidelity Investments from 1989 to 2007.
			69 RICs consisting of 104 Portfolios	Unum (insurance); The Hanover Insurance Group (Board Chair); Huntsman Corporation (Lead Independent Director and non-Executive Vice Chair of the Board) (chemical products)
Lorenzo A. Flores 1964	Director (Since 2021)
Chief Financial Officer, Intel Foundry since 2024; Vice
Chairman, Kioxia, Inc. from 2019 to 2024; Chief Financial
Officer, Xilinx, Inc. from 2016 to 2019; Corporate
Controller, Xilinx, Inc. from 2008 to 2016.
			67 RICs consisting of 102 Portfolios	None
Stayce D. Harris 1959	Director (Since 2021)
Lieutenant General, Inspector General of the United States
Air Force from 2017 to 2019; Lieutenant General, Assistant
Vice Chief of Staff and Director, Air Staff, United States Air
Force from 2016 to 2017; Major General, Commander,
22nd Air Force, AFRC, Dobbins Air Reserve Base, Georgia
from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
			67 RICs consisting of 102 Portfolios	KULR Technology Group, Inc. in 2021; The Boeing Company (airplane manufacturer)
J. Phillip Holloman 1955	Director (Since 2021)	President and Chief Operating Officer, Cintas Corporation from 2008 to 2018.	67 RICs consisting of 102 Portfolios	PulteGroup, Inc. (home construction); Vestis Corporation (uniforms and facilities services)
Catherine A. Lynch (d) 1961	Director (Since 2016)
Chief Executive Officer, Chief Investment Officer and
various other positions, National Railroad Retirement
Investment Trust from 2003 to 2016; Associate Vice
President for Treasury Management, The George
Washington University from 1999 to 2003; Assistant
Treasurer, Episcopal Church of America from 1995 to
1999.
			69 RICs consisting of 104 Portfolios	PennyMac Mortgage Investment Trust
Director and Officer Information

Director and Officer Information
(continued)
Independent Directors (a) (continued)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Arthur P. Steinmetz (d) 1958	Director (Since 2023)
Trustee of Denison University since 2020; Consultant,
Posit PBC (enterprise data science) since 2020; Director,
ScotiaBank (U.S.) from 2020 to 2023; Chairman, Chief
Executive Officer and President of OppenheimerFunds,
Inc. from 2015, 2014 and 2013, respectively to 2019;
Trustee, President and Principal Executive Officer of
104 OppenheimerFunds funds from 2014 to 2019;
Portfolio manager of various OppenheimerFunds fixed
income mutual funds from 1986 to 2014.
			69 RICs consisting of 104 Portfolios	Trustee of 104 OppenheimerFunds funds from 2014 to 2019

Interested Directors (a)(e)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Robert Fairbairn 1965	Director (Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock’s Global Executive and Global Operating
Committees; Co-Chair of BlackRock’s Human Capital
Committee; Senior Managing Director of BlackRock, Inc.
from 2010 to 2019; oversaw BlackRock’s Strategic Partner
Program and Strategic Product Management Group from
2012 to 2019; Member of the Board of Managers of
BlackRock Investments, LLC from 2011 to 2018; Global
Head of BlackRock’s Retail and iShares
®
businesses from
2012 to 2016.
			95 RICs consisting of 268 Portfolios	None
John M. Perlowski (d) 1964	Director (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	97 RICs consisting of 270 Portfolios	None

(a)	The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: R.
Glenn Hubbard, 2004 and W. Carl Kester, 1995.

(d)	Ms. Egan, Dr. Kester, Ms. Lynch, Mr. Steinmetz and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.

2024
BlackRock Annual Report to Shareholders

Director and Officer Information
(continued)
Officers Who Are Not Directors (a)
Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years
Jonathan Diorio 1980	Vice President (Since 2015)	Member of BlackRock ’ s Global Operating Committee since 2023; Managing Director of BlackRock, Inc. since 2015.
Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.

Janey Ahn 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2018.

(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Fund serve at the pleasure of the Board.
Further information about the DSU
’
s, BKT
’
s, BLW
’
s and BIT’s Directors and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 882-0052.

Effective February 20, 2024, Abigail Parzanese is no longer a portfolio manager of FRA.
Director and Officer Information

Additional Information

Proxy Results
The Annual Meeting of Shareholders was held on July 26, 2024 for shareholders of record on May 28, 2024, to elect director nominees for each Fund.  There were no broker non-votes with regard to any of the Funds.
Shareholders elected the Class II Directors as follows:

	J. Phillip Holloman		Arthur P. Steinmetz		Catherine A. Lynch
Fund Name	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
BIT	25,091,334	850,154	25,164,365	777,123	25,168,922	772,566
BLW	28,795,831	715,609	28,798,229	713,211	28,825,904	685,536
BKT	15,010,013	1,154,870	15,154,625	1,010,258	15,207,450	957,433
For the Funds listed above, Directors whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Cynthia L. Egan,
Robert Fairbairn, Lorenzo A. Flores, Stayce D. Harris, R. Glenn Hubbard, W. Carl Kester and John M. Perlowski.
Shareholders elected the Class II Directors as follows:

	R. Glenn Hubbard		W. Carl Kester		John M. Perlowski
Fund Name	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
FRA	24,453,963	1,453,753	24,471,524	1,436,192	24,963,520	944,196
DSU	34,281,207	1,375,053	34,298,854	1,357,406	34,490,680	1,165,580
For the Funds listed above, Directors whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Cynthia L. Egan,
Robert Fairbairn, Lorenzo A. Flores, Stayce D. Harris, J. Phillip Holloman, Arthur P. Steinmetz and Catherine A. Lynch.
Fund Certification
The Funds

are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds
’
particular investment strategies and
may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The
ESG characteristics utilized in the Funds
’
investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds
’
exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds
’
long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Fund employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Fund.

The distributions paid by each Fund for any particular month may be more or less than the amount of net investment income earned by each Fund during such month.
Furthermore, the final tax characterization of distributions is determined after the year-end of a Fund and is reported in each Fund’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Fund’s taxable net investment income and net realized capital gains (“taxable income”)
may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Fund’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed a Fund’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Fund’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Fund’s expense ratio and reducing the amount of assets the Fund has available for long term investment.

2024
BlackRock Annual Report to Shareholders

Additional Information
(continued)

General Information
FRA does not make available copies of its Statements of Additional Information because FRA
’
s shares are not continuously offered, which means that the Statement of
Additional Information of FRA has not been updated after completion of FRA’s offerings and the information contained in FRA’s Statement of Additional Information may have become outdated.
DSU
’
s, BKT
’
s, BLW
’
s and BIT
’
s Statement of Additional Information includes additional information about the Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders. Except if noted otherwise herein, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’
portfolios.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com
. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for DSU, BKT, BLW and BIT only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for DSU, BKT, BLW and BIT only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, including for DSU, BKT, BLW and BIT only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Funds’ Forms N-PORT are available on the SEC’s website at
sec.gov
. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at
blackrock.com/fundreports
.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
882-0052; (2) on the BlackRock website at
blackrock.com
; and (3) on the SEC’s website at
sec.gov
.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of
blackrock.com
as well as
certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Additional Information

Additional Information
(continued)

Shelf Offering Program
From time-to-time, DSU, BKT, BLW and BIT may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, DSU, BKT, BLW and BIT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above DSU
’
s, BKT
’
s BLW
’
s and BIT
’
s
NAV per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow DSU, BKT, BLW and BIT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
DSU, BKT, BLW and BIT filed final prospectuses with the SEC in connection with their Shelf Offerings on January 3, 2023, June 23, 2022, May 17, 2022 and May 3, 2022,
respectively. This report and the prospectuses of DSU, BKT, BLW and BIT are not offers to sell DSU, BKT, BLW and BIT Common Shares or solicitations of an offer to buy DSU,
BKT, BLW and BIT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of DSU, BKT, BLW and BIT contain important information about DSU, BKT, BLW and BIT, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of DSU, BKT,
BLW and BIT carefully and in their entirety before investing. Copies of the final prospectuses for DSU, BKT, BLW and BIT can be obtained from BlackRock at
blackrock.com
.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC

Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom
BlackRock (Singapore) Limited
(a)

079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company

Boston, MA 02114
(a)
For BLW and BIT.

Transfer Agent
Computershare Trust Company, N.A.

Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP

New York, NY 10019
Address of the
Funds
100 Bellevue Parkway

Wilmington, DE 19809

2024
BlackRock Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CR	Custodian Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
GO	General Obligation Bonds
IO	Interest Only
MTA	Month Treasury Average
PIK	Payment-in-Kind
PO	Principal Only
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
STRIP	Separate Trading of Registered Interest & Principal
TBA	To-Be-Announced
Glossary of Terms Used in this Report

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com

|

800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
CEFT-BK3-12/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-882-0052, option 4.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Income Trust, Inc.	$41,616	$41,616	$2,000	$10,000	$8,800	$8,840	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under

1

common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

2

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Income Trust, Inc.	$10,800	$19,247

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

3

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The board of directors has delegated the voting of proxies for the Fund’s portfolio securities to the Investment Adviser pursuant to the Closed-End Fund Proxy Voting Policy. The Investment Adviser has adopted the BlackRock Active Investment Stewardship – Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Fund. Copies of the Closed-End Fund Proxy Voting Policy and the BAIS Guidelines are attached as Exhibit 99.PROXYPOL. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 882-0052, (ii) at www.blackrock.com and (iii) on the SEC’s website at http://www.sec.gov.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a)(1) As of the date of filing this Report:

The registrant is managed by a team of investment professionals comprised of Matthew Kraeger, Managing Director at BlackRock, and Nicholas Kramvis, Director at BlackRock. Each is jointly responsible for the day-to-day management of the registrant’s portfolio, which includes setting the registrant’s overall investment strategy, overseeing the management of the registrant and selection of its investments. Mr. Kraeger has been a member of the Fund’s portfolio management team since 2016. Mr. Kramvis has been a member of the Fund’s portfolio management team since 2023.

Portfolio Manager	Biography

Matthew Kraeger	Managing Director of BlackRock since 2015; Director of BlackRock from 2009 to 2014; Vice President of BlackRock from 2006 to 2008; Associate of BlackRock from 2002 to 2005.

Nicholas Kramvis	Director at BlackRock since 2016; Vice President at Barclays from 2008-2016; started his career at Lehman Brothers in 2007.

(a)(2) As of December 31, 2024:

4

	(ii) Number of Other Accounts Managed and Assets by Account Type			(iii) Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
(i) Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew Kraeger	7	9	21	0	0	4
	$2.19 Billion	$2.25 Billion	$19.33 Billion	$0	$0	$5.50 Billion
Nicholas Kramvis	1	0	0	0	0	0
	$262.4 Million	$0	$0	$0	$0	$0

(iv) Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, Inc. its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, Inc., or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock, Inc.’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock, Inc. or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Kraeger and Kramvis may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Kraeger and Kramvis may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock, Inc. has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

5

(a)(3) As of December 31, 2024:

Portfolio Manager Compensation Overview

The discussion below describes the portfolio managers’ compensation as of December 31, 2024.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmark
Matthew Kraeger	A combination of market-based indices (e.g. FTSE Mortgage Index, Bloomberg GNMA MBS Index), certain customized indices and certain fund industry peer groups
Nicholas Kramvis	FTSE Mortgage Index

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-

6

term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock, Inc. employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($345,000 for 2024). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock, Inc. contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities – As of December 31, 2024.

Portfolio Manager	Dollar Range of Equity Securities of the Fund Beneficially Owned
Matthew Kraeger	$10,001 - $50,000
Nicholas Kramvis	None

(b) Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

7

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Consent of Independent Registered Public Accounting Firm

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: February 26, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: February 26, 2025

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